GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.0%

	Argentina — 1.2%

862,615	Adecoagro SA (a)	9,583,653

	Australia — 0.8%

320,055	Clean TeQ Water Ltd * (a)	125,307

956,613	Sandfire Resources Ltd	3,763,515

1,134,203	Sunrise Energy Metals Ltd * (a)	2,557,261

	Total Australia	6,446,083

	Belgium — 0.1%

232	Elia Group SA/NV	38,168

11,245	Umicore SA	499,223

	Total Belgium	537,391

	Brazil — 2.6%

971,178	Sao Martinho SA	10,297,137

540,160	SLC Agricola SA	6,234,080

428,000	Suzano SA	4,818,045

	Total Brazil	21,349,262

	Canada — 10.9%

445,500	Anaergia Inc * (a)	2,624,007

1,059,485	Canadian Solar Inc * (a)	33,967,089

378,448	First Quantum Minerals Ltd (a)	10,956,845

1,925,700	Greenlane Renewables Inc * (a)	1,355,001

1,288,770	Ivanhoe Mines Ltd – Class A * (a)	9,822,305

982,015	Largo Inc * (a)	8,936,232

804,800	Li-Cycle Holdings Corp * (a)	6,559,120

412,900	Lundin Mining Corp (a)	3,675,735

123,700	NFI Group Inc (a)	1,183,358

700	Northland Power Inc (a)	21,229

97,800	Nutrien Ltd	9,557,701

200	TransAlta Renewables Inc (a)	2,742

	Total Canada	88,661,364

	China — 3.8%

408,000	Beijing Energy International Holding Co Ltd *	13,248

1,223,000	Canvest Environmental Protection Group Co Ltd (a)	605,420

1,746,000	Chaowei Power Holdings Ltd (a)	382,233

8,241,919	China High Speed Transmission Equipment Group Co Ltd * (a)	4,714,729

1,982,000	China Longyuan Power Group Corp Ltd – Class H	4,220,501

3,532,000	China Water Affairs Group Ltd (a)	3,514,490

218,200	Hollysys Automation Technologies Ltd (a)	3,325,368

1,400	Jiangxi Copper Co Ltd – Class A	3,786

5,040	Shenzhen Capchem Technology Co Ltd – Class A	30,302

103,122	Sungrow Power Supply Co Ltd – Class A	1,235,267

2,518,000	Tianneng Power International Ltd (a)	2,406,561

2,734,000	Wasion Holdings Ltd (a)	908,960

3,535,600	Xinjiang Goldwind Science & Technology Co Ltd – Class H	5,783,669

Shares	Description	Value ($)

	China — continued

11,000	Xinyangfeng Agricultural Technology Co Ltd – Class A	27,022

1,226,576	Yutong Bus Co Ltd – Class A	1,491,859

599,185	Zhuzhou CRRC Times Electric Co Ltd	2,562,988

	Total China	31,226,403

	Denmark — 1.3%

400,432	Vestas Wind Systems A/S	10,227,929

	Finland — 1.2%

359,852	Kemira Oyj	4,915,645

84,993	Neste Oyj	3,903,978

44,979	Uponor Oyj	772,241

	Total Finland	9,591,864

	France — 6.1%

747,662	Electricite de France SA	6,638,068

168,787	Nexans SA (a)	16,962,419

437,435	Valeo (a)	9,721,723

397,039	Veolia Environnement SA	11,111,630

17,193	Vilmorin & Cie SA	797,048

114,522	Waga Energy SA * (a)	4,454,890

	Total France	49,685,778

	Germany — 1.1%

411,334	E.ON SE	4,198,876

73,304	Infineon Technologies AG	2,284,385

15,682	Siemens AG (Registered)	2,070,070

	Total Germany	8,553,331

	Greece — 0.0%

200	Terna Energy SA	3,873

	India — 0.2%

342,262	Power Grid Corp of India Ltd	1,020,907

112,239	VA Tech Wabag Ltd *	354,886

	Total India	1,375,793

	Japan — 4.0%

41,500	Daiseki Co Ltd (a)	1,518,559

154,300	Ebara Corp (a)	6,627,221

232,900	GS Yuasa Corp	3,737,821

82,300	Kurita Water Industries Ltd	3,168,498

38,700	METAWATER Co Ltd	604,253

24,700	Organo Corp	1,874,472

399,200	Panasonic Holdings Corp	3,662,886

637,300	Renesas Electronics Corp *	7,443,563

39,300	Takuma Co Ltd	433,253

46,400	Tsukishima Kikai Co Ltd	335,470

162,200	Yokogawa Electric Corp	2,902,804

	Total Japan	32,308,800

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Mexico — 2.4%

3,803,218	Grupo Mexico SAB de CV – Series B	18,777,912

349,016	Grupo Rotoplas SAB de CV (a)	516,949

	Total Mexico	19,294,861

	Netherlands — 0.6%

125,512	Arcadis NV	4,971,916

	Norway — 1.1%

671,692	Austevoll Seafood ASA	9,035,138

	Pakistan — 0.1%

1,277,357	Fauji Fertilizer Co Ltd	734,091

	Philippines — 0.1%

4,867,900	Nickel Asia Corp	671,394

	Russia — 0.3%

722,153	MMC Norilsk Nickel PJSC ADR (b)	1,620,030

2,335	PhosAgro PJSC GDR (b) (c)	6,162

362,568	PhosAgro PJSC GDR (Registered) (b)	956,776

169,638	Ros Agro Plc GDR (Registered) (b)	148,160

	Total Russia	2,731,128

	South Korea — 5.8%

100,817	LG Chem Ltd	47,386,958

	Spain — 2.6%

24,823	Acciona SA	4,786,843

312,243	Endesa SA	6,917,314

79,878	Fomento de Construcciones y Contratas SA (a)	964,725

346,705	Iberdrola SA	4,107,937

214,100	Red Electrica Corp SA	4,436,011

	Total Spain	21,212,830

	Switzerland — 0.3%

24,190	Gurit Holding AG (a)	2,708,979

	Thailand — 0.2%

2,418,500	SPCG Pcl	1,207,463

	Ukraine — 0.2%

219,994	Kernel Holding SA	1,391,187

	United Kingdom — 1.8%

693,473	Drax Group Plc	5,883,463

177,211	Go-Ahead Group Plc *	2,270,954

251,092	National Grid Plc	3,704,255

354,404	Renewi Plc *	3,056,704

	Total United Kingdom	14,915,376

	United States — 46.2%

430,220	Aemetis, Inc. * (a)	3,489,084

138,500	AGCO Corp.	17,746,005

Shares	Description	Value ($)

	United States — continued

718,387	Ameresco, Inc. – Class A * (a)	42,183,685

530,500	Archaea Energy, Inc. *	10,578,170

433,486	BorgWarner, Inc.	17,478,155

3,861,919	Clean Energy Fuels Corp. *	21,356,412

35,221	Constellation Energy Corp.	2,186,520

19,200	Corteva, Inc.	1,202,304

435,996	Darling Ingredients, Inc. *	34,910,200

22,700	Deere & Co.	8,121,606

52,700	Edison International	3,684,257

31,300	Emerson Electric Co.	2,775,058

73,800	EnerSys	4,997,736

90,464	Exelon Corp.	4,446,306

256,399	Freeport-McMoRan, Inc.	10,020,073

1,132,100	Gevo, Inc. * (a)	4,754,820

2,832,156	GrafTech International Ltd.	24,583,114

367,100	Green Plains, Inc. * (a)	11,960,118

152,200	Infrastructure and Energy Alternatives, Inc. *	1,237,386

73,000	Johnson Controls International Plc	3,979,230

434,424	Livent Corp. * (a)	13,810,339

443,018	Montauk Renewables, Inc. *	5,728,223

159,447	Mosaic Co. (The)	9,989,354

320,300	Mueller Water Products, Inc. – Class A	3,821,179

36,200	MYR Group, Inc. *	3,316,282

76,133	Owens Corning	7,276,792

49,100	Pentair Plc	2,463,347

76,700	PotlatchDeltic Corp. (REIT)	4,023,682

28,400	Quanta Services, Inc.	3,379,600

100	Rockwell Automation, Inc.	21,320

53,500	Sensata Technologies Holding Plc	2,569,605

123,834	SolarEdge Technologies, Inc. *	33,780,677

1,665,437	Sunrun, Inc. * (a)	43,501,214

28,329	TE Connectivity Ltd.	3,665,489

7,400	Valmont Industries, Inc.	1,899,950

300	Vertex Energy, Inc. * (a)	4,197

22,400	Westinghouse Air Brake Technologies Corp.	2,115,904

65,400	Zurn Water Solutions Corp.	1,884,828

	Total United States	374,942,221

	TOTAL COMMON STOCKS (COST $777,278,921)	770,755,066

	PREFERRED STOCKS (d) — 1.8%

	Chile — 1.8%

141,738	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	15,048,324

	TOTAL PREFERRED STOCKS (COST $6,527,503)	15,048,324

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 14.4%

	United States — 14.4%

	Affiliated Issuers — 14.4%

23,332,461	GMO U.S. Treasury Fund (e)	116,662,307

	TOTAL MUTUAL FUNDS (COST $116,677,237)	116,662,307

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

2,277,075	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (f)	2,277,075

	TOTAL SHORT-TERM INVESTMENTS (COST $2,277,075)	2,277,075

	TOTAL INVESTMENTS — 111.5% (Cost $902,760,736)	904,742,772

	Other Assets and Liabilities (net) — (11.5%)	(93,049,052)

	TOTAL NET ASSETS — 100.0%	$811,693,720

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2022

PhosAgro PJSC GDR	04/20/22	$36,036	0.00%	$6,162

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	All or a portion of this security is purchased with collateral from securities loaned.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 85.7%

	Brazil — 2.1%

786,400	B3 SA – Brasil Bolsa Balcao	2,113,040

592,200	CCR SA	1,662,255

1,269,800	JHSF Participacoes SA	1,883,639

235,900	Localiza Rent a Car SA	2,855,092

817,100	Movida Participacoes SA	3,072,367

910,500	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,887,131

	Total Brazil	14,473,524

	China — 21.9%

1,744,788	Alibaba Group Holding Ltd *	20,955,300

176,500	Baidu Inc – Class A *	3,226,517

98,000	BYD Co Ltd – Class H	3,483,050

67,377	Changzhou Xingyu Automotive Lighting Systems Co Ltd – Class A	1,523,945

9,670,000	China Construction Bank Corp – Class H	7,168,523

5,287,600	China International Capital Corp Ltd – Class H	10,068,088

901,000	China Mengniu Dairy Co Ltd	4,613,118

1,065,502	China Merchants Bank Co Ltd – Class H	6,739,274

5,387,000	China Modern Dairy Holdings Ltd	774,579

158,000	China Resources Land Ltd	703,213

619,500	China Yangtze Power Co Ltd – Class A	2,232,001

9,100	Contemporary Amperex Technology Co Ltd – Class A	555,624

610,300	GoerTek Inc – Class A	3,718,656

1,181,855	Haier Smart Home Co Ltd – Class A	4,496,229

118,000	Hua Hong Semiconductor Ltd *	448,293

66,500	JD.com Inc ADR	3,731,980

429,077	JD.com Inc – Class A	12,052,928

265,997	Jiangsu Hengli Hydraulic Co Ltd – Class A	2,127,296

19,786	Kweichow Moutai Co Ltd – Class A	5,347,953

194,200	Meituan – Class B *	4,556,923

324,900	Midea Group Co Ltd – Class A	2,656,076

292,638	NARI Technology Co Ltd – Class A	1,501,405

226,175	NetEase Inc	4,730,205

450,000	Ping An Insurance Group Co of China Ltd – Class H	2,881,272

6,493,000	Postal Savings Bank of China Co Ltd – Class H	4,822,535

110,600	Proya Cosmetics Co Ltd – Class A	2,574,447

319,300	SF Holding Co Ltd – Class A	2,483,170

163,285	Shanghai Baosight Software Co Ltd – Class A	1,276,270

223,072	Shenzhen Inovance Technology Co Ltd – Class A	2,044,191

210,200	Shenzhou International Group Holdings Ltd	2,885,801

84,200	Sunny Optical Technology Group Co Ltd	1,328,822

290,884	Tencent Holdings Ltd	13,298,740

554,000	Tsingtao Brewery Co Ltd – Class H	4,777,790

190,885	Wuliangye Yibin Co Ltd – Class A	4,897,703

	Total China	150,681,917

	Greece — 1.3%

7,708,629	Eurobank Ergasias Services and Holdings SA *	8,624,912

Shares	Description	Value ($)

	Hong Kong — 0.5%

336,000	AIA Group Ltd	3,481,022

	India — 13.8%

267,807	Allcargo Logistics Ltd	1,096,978

156,341	Angel One Ltd	2,977,022

28,438	Apollo Hospitals Enterprise Ltd	1,446,572

47,235	Asian Paints Ltd	1,727,814

200,606	Axis Bank Ltd *	1,757,562

684,268	Bharti Airtel Ltd *	6,192,293

950	Campus Activewear Ltd *	4,473

234,870	Campus Activewear Ltd – Anchor Shares * (a) (b)	1,105,733

78,909	Central Depository Services India Ltd	1,257,013

970,239	Devyani International Ltd *	2,108,853

1,001,003	Gayatri Projects Ltd *	217,552

288,217	Gujarat Gas Ltd	2,060,955

194,288	HCL Technologies Ltd	2,592,193

63,292	Housing Development Finance Corp Ltd	1,853,621

910,549	ICICI Bank Ltd	8,718,240

388,007	Infosys Ltd	7,519,232

77,197	JB Chemicals & Pharmaceuticals Ltd	1,615,293

150,792	Kajaria Ceramics Ltd	1,987,591

44,708	L&T Technology Services Ltd	1,998,518

202,735	Larsen & Toubro Ltd	4,277,125

1,094,319	Laxmi Organic Industries Ltd	5,094,945

74,400	MakeMyTrip Ltd *	2,057,904

13,733	Maruti Suzuki India Ltd	1,405,285

270,539	Metro Brands Ltd	2,078,578

187,254	Muthoot Finance Ltd	2,737,049

54,943	Reliance Industries Ltd	1,844,582

466,669	Rupa & Co Ltd	2,259,189

902,969	Satin Creditcare Network Ltd *	1,292,170

84,728	SRF Ltd	2,667,027

126,477	Star Health & Allied Insurance Co Ltd *	1,106,664

252,689	State Bank of India	1,509,672

183,005	Sun Pharmaceutical Industries Ltd	2,034,681

63,471	Tata Consultancy Services Ltd	2,737,509

365,480	Tata Motors Ltd *	2,076,193

82,502	Tech Mahindra Ltd	1,254,023

403,476	UPL Ltd	4,053,017

482,504	Wipro Ltd	2,941,203

926,976	Zee Entertainment Enterprises Ltd	2,989,877

	Total India	94,654,201

	Indonesia — 3.8%

16,796,300	Bank Central Asia Tbk PT	8,886,940

6,280,500	Bank Mandiri Persero Tbk PT	3,664,208

36,178,900	Bank Rakyat Indonesia Persero Tbk PT	11,460,608

7,176,000	Telkom Indonesia Persero Tbk PT	2,118,582

	Total Indonesia	26,130,338

	Kuwait — 0.4%

789,955	National Bank of Kuwait SAKP	2,674,163

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.7%

4,168,300	CIMB Group Holdings Bhd	4,893,917

	Mexico — 4.5%

7,619,100	America Movil SAB de CV – Series L	8,211,230

1,745,900	Banco del Bajio SA	4,338,913

163,800	Grupo Aeroportuario del Pacifico SAB de CV – Class B	2,461,931

779,800	Grupo Financiero Banorte SAB de CV – Class O	5,041,231

3,012,524	Wal-Mart de Mexico SAB de CV	11,140,545

	Total Mexico	31,193,850

	Peru — 0.3%

13,800	Credicorp Ltd	1,937,244

	Philippines — 0.2%

34,215	Globe Telecom Inc	1,582,253

	Qatar — 1.1%

1,227,131	Qatar National Bank QPSC	7,254,362

	Russia — 0.1%

34,988	Magnit PJSC (c)	181,101

546,960	Mobile TeleSystems PJSC (c)	155,559

132,504	Sberbank of Russia PJSC Sponsored ADR (b) (c)	69,668

46,548	TCS Group Holding Plc GDR (Registered) * (c)	154,060

69,200	Yandex NV – Class A * (c)	13,106

	Total Russia	573,494

	Saudi Arabia — 0.4%

90,644	Saudi Telecom Co	2,483,887

	Singapore — 0.1%

103,400	TDCX Inc ADR *	1,053,646

	South Africa — 3.8%

300,759	Aspen Pharmacare Holdings Ltd	3,102,309

55,598	Capitec Bank Holdings Ltd	7,999,239

604,256	MTN Group Ltd	6,513,307

540,660	Nedbank Group Ltd	8,195,570

	Total South Africa	25,810,425

	South Korea — 9.2%

154,063	KB Financial Group Inc	7,529,594

5,263	LG Chem Ltd	2,473,765

10,016	NAVER Corp	2,319,200

826,289	Samsung Electronics Co Ltd	44,931,894

14,676	SK Hynix Inc	1,272,016

94,774	SK Telecom Co Ltd	4,363,923

	Total South Korea	62,890,392

	Switzerland — 1.7%

95,992	Nestle SA (Registered)	11,741,473

Shares	Description	Value ($)

	Taiwan — 10.8%

476,450	Chailease Holding Co Ltd	3,666,076

389,000	Chunghwa Telecom Co Ltd	1,690,635

3,426,000	CTBC Financial Holding Co Ltd	3,181,487

224,000	Delta Electronics Inc	1,843,116

4,588,724	E.Sun Financial Holding Co Ltd	4,808,872

278,000	Giant Manufacturing Co Ltd	2,507,111

462,000	Hotai Finance Co Ltd	1,629,963

188,000	MediaTek Inc	5,813,172

3,833,000	Mega Financial Holding Co Ltd	5,092,093

86,000	Realtek Semiconductor Corp	1,305,274

225,000	Sinbon Electronics Co Ltd	2,001,363

1,766,800	Taiwan Semiconductor Manufacturing Co Ltd	33,411,822

279,000	Vanguard International Semiconductor Corp	1,023,373

7,755,000	Yuanta Financial Holding Co Ltd	6,473,264

	Total Taiwan	74,447,621

	Thailand — 2.9%

1,443,400	Advanced Info Service Pcl (Foreign Registered)	9,143,470

3,192,400	CP ALL Pcl (Foreign Registered)	6,174,913

10,968,000	Digital Telecommunications Infrastructure Fund – Class F	4,487,007

	Total Thailand	19,805,390

	United Arab Emirates — 1.3%

275,478	Emirates Telecommunications Group Co PJSC	2,273,678

1,192,273	First Abu Dhabi Bank PJSC	6,965,364

	Total United Arab Emirates	9,239,042

	United States — 3.2%

3,100	Alphabet, Inc. – Class A *	7,053,244

23,000	Apple, Inc.	3,423,320

69,600	PepsiCo, Inc.	11,675,400

	Total United States	22,151,964

	Vietnam — 1.6%

3,244,668	Bank for Foreign Trade of Vietnam JSC	11,030,893

	TOTAL COMMON STOCKS (COST $636,784,481)	588,809,930

	INVESTMENT FUNDS — 8.5%

	Brazil — 0.7%

133,700	iShares MSCI Brazil ETF	4,712,925

	Chile — 0.5%

104,900	iShares MSCI Chile ETF	3,186,862

	China — 3.6%

779,000	iShares China Large-Cap ETF	24,818,940

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.0%

61,600	VanEck Russia ETF (c)	9,610

	Saudi Arabia — 3.1%

461,100	iShares MSCI Saudi Arabia ETF	21,565,647

	South Africa — 0.6%

83,600	iShares MSCI South Africa ETF	4,043,732

	TOTAL INVESTMENT FUNDS (COST $59,268,427)	58,337,716

	MUTUAL FUNDS — 0.4%

	United States — 0.4%

	Affiliated Issuers — 0.4%

466,293	GMO U.S. Treasury Fund	2,331,464

	TOTAL MUTUAL FUNDS (COST $2,345,424)	2,331,464

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.7%

	Money Market Funds — 0.6%

4,373,506	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (d)	4,373,506

	U.S. Government — 4.1%

3,000,000	U.S. Treasury Bill, 1.19%, due 09/22/22 (e)	2,988,904

25,000,000	U.S. Treasury Bill, 1.29%, due 10/06/22 (e)	24,887,170

	Total U.S. Government	27,876,074

	TOTAL SHORT-TERM INVESTMENTS (COST $32,265,728)	32,249,580

	TOTAL INVESTMENTS — 99.3% (Cost $730,664,060)	681,728,690

	Other Assets and Liabilities (net) — 0.7%	5,086,665

	TOTAL NET ASSETS — 100.0%	$686,815,355

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2022

Campus Activewear Ltd – Anchor Shares	04/25/22	$894,247	0.16%	$1,105,733

Sberbank of Russia PJSC Sponsored ADR	03/03/21	2,052,516	0.01%	69,668

				$1,175,401

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The security is restricted as to resale.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(e)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 87.5%

	Brazil — 0.7%

29,000	Blau Farmaceutica SA *	145,349

109,000	Transmissora Alianca de Energia Eletrica SA	926,118

284,250	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	901,337

	Total Brazil	1,972,804

	Chile — 0.6%

56,089	Aguas Andinas SA – Class A	11,762

419,684	Banco de Chile	43,684

2,406,784	Banco Santander Chile	120,379

2,100	Banco Santander Chile ADR	41,769

28,622	CAP SA	366,405

24,755	Cencosud SA	39,681

55,591	Cencosud Shopping SA	59,186

24,100	Cia Cervecerias Unidas SA Sponsored ADR	337,641

3,402,440	Colbun SA	254,028

3,332	Empresas COPEC SA	26,454

92,049	Inversiones La Construccion SA	347,532

	Total Chile	1,648,521

	Czech Republic — 0.2%

5,566	Moneta Money Bank AS	18,528

735	Philip Morris CR AS	544,560

	Total Czech Republic	563,088

	Egypt — 0.4%

221,508	Commercial International Bank Egypt SAE	491,379

921,417	Eastern Co SAE	524,386

244,888	Fawry for Banking & Payment Technology Services SAE *	53,876

2,750	Misr Fertilizers Production Co SAE	15,109

	Total Egypt	1,084,750

	Hungary — 0.9%

64,255	MOL Hungarian Oil & Gas Plc	461,016

88,507	OTP Bank Nyrt Plc	2,108,439

1,938	Richter Gedeon Nyrt	37,914

	Total Hungary	2,607,369

	India — 5.3%

20,000	Axis Bank Ltd GDR (Registered) *	880,527

42,400	Azure Power Global Ltd *	630,064

16,025	HDFC Asset Management Co Ltd	389,602

77,400	HDFC Bank Ltd ADR	4,455,918

80,000	ICICI Bank Ltd Sponsored ADR	1,540,000

298,800	Infosys Ltd Sponsored ADR	5,635,368

46,300	MakeMyTrip Ltd *	1,280,658

2,915	Reliance Industries Ltd Sponsored GDR	196,120

7,600	WNS Holdings Ltd Sponsored ADR *	553,052

	Total India	15,561,309

Shares	Description	Value ($)

	Indonesia — 4.4%

3,799,800	Adaro Energy Indonesia Tbk PT	852,814

261,800	AKR Corporindo Tbk PT	20,071

10,635,000	Bank Central Asia Tbk PT	5,626,990

2,072,800	Bank Mandiri Persero Tbk PT	1,209,326

40,800	Bank Negara Indonesia Persero Tbk PT	25,633

11,604,100	Bank Rakyat Indonesia Persero Tbk PT	3,675,901

671,700	Bukit Asam Tbk PT	208,634

107,800	Indika Energy Tbk PT *	21,389

192,500	Indo Tambangraya Megah Tbk PT	463,431

144,900	Indocement Tunggal Prakarsa Tbk PT	96,570

1,670,800	Telkom Indonesia Persero Tbk PT	493,273

3,400	Telkom Indonesia Persero Tbk PT ADR	99,824

77,500	United Tractors Tbk PT	166,762

	Total Indonesia	12,960,618

	Malaysia — 0.1%

6,800	Fraser & Neave Holdings Bhd	30,116

173,100	Kossan Rubber Industries Bhd	65,186

102,400	Westports Holdings Bhd	80,662

	Total Malaysia	175,964

	Mexico — 10.8%

127,500	America Movil SAB de CV – Class L Sponsored ADR	2,720,850

654,400	America Movil SAB de CV – Series L	705,258

84,700	Arca Continental SAB de CV	571,667

224,400	Banco del Bajio SA	557,679

98,500	Becle SAB de CV	221,870

5,400	Bolsa Mexicana de Valores SAB de CV	10,100

7,300	Coca-Cola Femsa SAB de CV Sponsored ADR	435,445

539,400	Credito Real SAB de CV SOFOM ER *	9,894

73,600	Fomento Economico Mexicano SAB de CV	550,677

55,200	Fomento Economico Mexicano SAB de CV Sponsored ADR	4,131,168

3,500	GCC SAB de CV	24,622

1,055	Gruma SAB de CV – Class B	12,646

2,000	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	14,412

6,400	Grupo Aeroportuario del Pacifico SAB de CV – Class B	96,193

24,990	Grupo Aeroportuario del Sureste SAB de CV – Class B	546,541

1,256,700	Grupo Financiero Banorte SAB de CV – Class O	8,124,283

152,700	Grupo Mexico SAB de CV – Series B	753,937

139,900	Industrias Bachoco SAB de CV – Series B	545,013

69,900	Megacable Holdings SAB de CV CPO	198,294

84,500	Qualitas Controladora SAB de CV	422,489

87,200	Regional SAB de CV	516,939

127,500	Ternium SA Sponsored ADR	5,606,175

1,361,100	Wal-Mart de Mexico SAB de CV	5,033,452

	Total Mexico	31,809,604

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Peru — 0.7%

1,900	Credicorp Ltd	266,722

28,500	Southern Copper Corp	1,760,730

	Total Peru	2,027,452

	Philippines — 0.2%

35,350	GT Capital Holdings Inc	338,495

420,300	Puregold Price Club Inc	264,520

	Total Philippines	603,015

	Poland — 0.9%

30,040	Bank Polska Kasa Opieki SA	655,628

1,122	Grupa Lotos SA *	18,508

59,816	Polski Koncern Naftowy ORLEN SA	1,032,430

49,619	Polskie Gornictwo Naftowe i Gazownictwo SA	69,554

4,615	Powszechna Kasa Oszczednosci Bank Polski SA *	34,471

123,212	Powszechny Zaklad Ubezpieczen SA	934,077

	Total Poland	2,744,668

	Qatar — 1.1%

569,129	Qatar National Bank QPSC	3,364,488

	Russia — 1.4%

4,036,000	Alrosa PJSC (a)	332,271

434,347	Etalon Group Plc GDR (Registered) (a)	29,411

131,280	Evraz Plc (a)	3,386

236,860,000	Federal Grid Co Unified Energy System PJSC (a)	25,128

98,320	Gazprom Neft PJSC (a)	46,005

787	Gazprom Neft PJSC Sponsored ADR (a)	1,834

448,906	Gazprom PJSC Sponsored ADR (a)	293,036

6,151,400	Inter RAO UES PJSC (a)	21,684

122,088	LUKOIL PJSC Sponsored ADR (a)	550,956

4,327,340	Magnitogorsk Iron & Steel Works PJSC (a)	172,383

78,325	MMC Norilsk Nickel PJSC ADR (a)	175,709

172,200	Mobile TeleSystems PJSC ADR (a)	97,561

88,090	Moscow Exchange MICEX-RTS PJSC * (a)	8,648

9,337	Novatek PJSC Sponsored GDR (Registered) (a)	94,407

381,910	Novolipetsk Steel PJSC (a)	61,477

102,160	Novolipetsk Steel PJSC GDR (a)	163,797

95	PhosAgro PJSC GDR * (a) (b)	251

14,751	PhosAgro PJSC GDR (Registered) (a)	38,926

276,810	Polymetal International Plc	824,810

5,594	Polyus PJSC (a)	72,537

12,617	Polyus PJSC GDR (Registered) (a)	81,478

73,800	QIWI Plc Sponsored ADR (a)	38,470

4,917	Ros Agro Plc GDR (Registered) (a)	4,294

48,335,000	RusHydro PJSC (a)	43,243

17,394	RusHydro PJSC ADR (a)	1,550

861,608	Sberbank of Russia PJSC Sponsored ADR (a) (b)	453,014

140,607	Severstal PAO GDR (Registered) (a)	152,293

2,387,800	Surgutneftegas PJSC (a)	59,307

109,514	Tatneft PJSC Sponsored ADR (a)	286,196

Shares	Description	Value ($)

	Russia — continued

9,408	TCS Group Holding Plc GDR (Registered) * (a)	22,160

	Total Russia	4,156,222

	South Africa — 0.6%

2,831	Anglo American Platinum Ltd	309,828

5,853	Capitec Bank Holdings Ltd	842,108

9,062	Kumba Iron Ore Ltd	341,253

4,804	Ninety One Ltd	13,195

41,811	Tiger Brands Ltd	382,948

	Total South Africa	1,889,332

	South Korea — 20.4%

37,761	BNK Financial Group Inc	240,695

10,335	Cheil Worldwide Inc	216,580

58,261	Daewoo Engineering & Construction Co Ltd *	306,936

50,442	Daou Data Corp	536,770

738	Daou Technology Inc	12,211

5,932	DB Insurance Co Ltd	310,240

2,650	DGB Financial Group Inc	18,615

6,044	DL E&C Co Ltd	254,377

139,891	Dongwon Development Co Ltd	549,643

27,435	GS Engineering & Construction Corp	879,038

75,710	Hana Financial Group Inc	3,027,892

8,092	Hanwha Life Insurance Co Ltd *	17,151

30,456	HDC Hyundai Development Co-Engineering & Construction	340,086

20,575	Hyundai Engineering & Construction Co Ltd	717,154

21,527	Hyundai Marine & Fire Insurance Co Ltd	545,649

2,291	JB Financial Group Co Ltd	16,564

93,441	KB Financial Group Inc	4,566,786

5,881	KCC Glass Corp	274,359

290	KIWOOM Securities Co Ltd	22,301

2,337	Korea Petrochemical Ind Co Ltd	293,149

162,307	Korea Real Estate Investment & Trust Co Ltd	260,426

3,612	Korea Zinc Co Ltd	1,729,556

2,729	Korean Reinsurance Co	21,215

75,524	KT Skylife Co Ltd	565,927

58,083	KT&G Corp	3,985,411

9,451	Kumho Petrochemical Co Ltd	1,218,026

270	Kyung Dong Navien Co Ltd	9,989

6	LG Household & Health Care Ltd	3,543

1,293	LG Innotek Co Ltd	399,573

7,693	Lotte Chemical Corp	1,266,806

1,340	LOTTE Fine Chemical Co Ltd	90,494

5,512	LX Semicon Co Ltd	562,410

756	Meritz Fire & Marine Insurance Co Ltd	23,570

14,810	Meritz Securities Co Ltd	72,572

16,282	NH Investment & Securities Co Ltd	141,701

21,665	POSCO Holdings Inc	5,035,800

8,100	POSCO Holdings Inc Sponsored ADR	465,912

6	S-Oil Corp	554

875	Samsung Card Co Ltd	24,004

370,026	Samsung Electronics Co Ltd	20,121,252

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

30,869	Samsung Engineering Co Ltd *	610,301

4,478	Samsung Fire & Marine Insurance Co Ltd	717,368

3,958	Samsung Life Insurance Co Ltd	217,236

3,196	Samsung Securities Co Ltd	102,016

14,686	Sangsangin Co Ltd	130,039

30,765	SD Biosensor Inc	1,239,825

88,374	Shinhan Financial Group Co Ltd	3,076,403

139	SK Gas Ltd	14,633

16	SK Telecom Co Ltd	737

13,751	Spigen Korea Co Ltd	467,747

1,045	TKG Huchems Co Ltd	21,039

938	TY Holdings Co Ltd *	19,229

123	Unid Co Ltd	12,624

343,715	Woori Financial Group Inc	4,139,765

	Total South Korea	59,913,899

	Taiwan — 34.6%

561,000	Acer Inc	558,766

4,000	Acter Group Corp Ltd	27,904

8,000	Advanced Ceramic X Corp	64,031

6,000	Advantech Co Ltd	74,045

1,117,000	AmTRAN Technology Co Ltd	499,414

62,000	Asia Vital Components Co Ltd	239,261

242,000	Asustek Computer Inc	2,833,338

86,000	Aten International Co Ltd	233,381

400,000	AU Optronics Corp	245,656

20,000	Aurora Corp	60,399

224,000	Catcher Technology Co Ltd	1,260,778

2,697,000	Cathay Financial Holding Co Ltd	5,144,284

278,000	Chailease Holding Co Ltd	2,139,089

53,000	Chicony Electronics Co Ltd	156,931

1,497,176	China Development Financial Holding Corp	830,162

482,000	China General Plastics Corp	519,088

3,518,000	China Steel Corp	4,181,846

186,000	Chipbond Technology Corp	443,230

1,000	Chlitina Holding Ltd	6,852

496,000	Chung Hung Steel Corp	554,387

709,000	Chunghwa Telecom Co Ltd	3,081,388

800	Chunghwa Telecom Co Ltd Sponsored ADR	34,400

6,000	Cleanaway Co Ltd	39,932

78,000	Compal Electronics Inc	61,610

129,000	Compeq Manufacturing Co Ltd	209,008

208,000	Delta Electronics Inc	1,711,465

133,000	E Ink Holdings Inc	925,014

753,000	E.Sun Financial Holding Co Ltd	789,126

21,000	Eclat Textile Co Ltd	357,212

38,000	Elan Microelectronics Corp	193,594

138,000	Elite Material Co Ltd	1,098,271

55,000	Everlight Electronics Co Ltd	84,379

36,000	Feng Hsin Steel Co Ltd	97,819

12,000	First Financial Holding Co Ltd	11,258

36,000	FLEXium Interconnect Inc *	125,142

35,000	Flytech Technology Co Ltd	93,599

Shares	Description	Value ($)

	Taiwan — continued

110,000	Formosa Advanced Technologies Co Ltd	152,885

63,000	Formosa Chemicals & Fibre Corp	177,461

15,000	Formosa Petrochemical Corp	49,884

1,129,000	Formosa Plastics Corp	4,071,425

447,897	Foxconn Technology Co Ltd	837,581

1,954,000	Fubon Financial Holding Co Ltd	4,284,672

3,000	Gamania Digital Entertainment Co Ltd	7,006

238,000	Gigabyte Technology Co Ltd	919,522

14,000	Global Mixed Mode Technology Inc	106,593

20,000	Gold Circuit Electronics Ltd	55,605

395,000	Grand Pacific Petrochemical	331,628

58,000	Greatek Electronics Inc	143,033

1,243,000	HannStar Display Corp	531,508

58,000	Hiwin Technologies Corp	446,463

29,000	Holtek Semiconductor Inc	99,141

1,069,000	Hon Hai Precision Industry Co Ltd	4,144,854

299,000	IEI Integration Corp	459,224

1,000	International Games System Co Ltd	25,787

79,000	Inventec Corp	69,846

414,000	King’s Town Bank Co Ltd	510,822

118,000	Kung Long Batteries Industrial Co Ltd	552,135

79,000	Largan Precision Co Ltd	4,521,206

373,000	Lite-On Technology Corp	806,928

32,000	MediaTek Inc	989,476

654,000	Mega Financial Holding Co Ltd	868,831

291,000	Micro-Star International Co Ltd	1,341,689

152,000	Mitac Holdings Corp	146,257

913,000	Nan Ya Plastics Corp	2,670,604

219,528	Nantex Industry Co Ltd	387,438

70,000	Nanya Technology Corp	159,754

132,000	Novatek Microelectronics Corp	1,828,500

69,000	Oneness Biotech Co Ltd *	448,965

2,000	OptoTech Corp	3,434

72,000	Pegatron Corp	171,826

111,000	Phison Electronics Corp	1,501,703

92,000	Powertech Technology Inc	308,833

146,000	Quanta Computer Inc	398,403

153,000	Radiant Opto-Electronics Corp	548,295

23,000	Realtek Semiconductor Corp	349,085

7,000	Rexon Industrial Corp Ltd	9,541

49,000	Ruentex Development Co Ltd	129,472

74,000	Shanghai Commercial & Savings Bank Ltd (The)	128,404

22,000	Simplo Technology Co Ltd	227,093

288,000	SinoPac Financial Holdings Co Ltd	179,203

34,000	Sonix Technology Co Ltd	89,885

7,000	T3EX Global Holdings Corp	31,808

524,000	TA Chen Stainless Pipe	777,561

104,000	Taita Chemical Co Ltd	105,238

292,000	Taiwan Glass Industry Corp	227,709

300,000	Taiwan PCB Techvest Co Ltd	550,523

277,100	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	26,407,630

26,000	Taiwan Union Technology Corp	68,574

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

21,000	TCI Co Ltd	113,370

2,000	Tong Hsing Electronic Industries Ltd	17,525

21,000	Tripod Technology Corp	83,819

74,730	Tung Ho Steel Enterprise Corp	162,841

58,000	TXC Corp	192,197

113,000	Unimicron Technology Corp	829,376

89,000	United Integrated Services Co Ltd	550,981

97,000	Universal Inc	106,579

525,000	USI Corp	458,544

318,000	Vanguard International Semiconductor Corp	1,166,425

151,000	Walsin Technology Corp	597,121

34,000	Wan Hai Lines Ltd	181,987

135,000	Weikeng Industrial Co Ltd	143,757

1,000	Yageo Corp	13,832

575,000	Yang Ming Marine Transport Corp *	2,441,887

1,269,000	Yuanta Financial Holding Co Ltd	1,059,261

	Total Taiwan	101,466,504

	Thailand — 2.3%

232,500	Advanced Info Service Pcl NVDR	1,472,812

65,300	Bangkok Bank Pcl NVDR	249,756

116,300	CP ALL Pcl NVDR	224,954

28,200	Kasikornbank Pcl NVDR	120,971

671,600	PTT Exploration & Production Pcl NVDR	3,306,572

906,900	PTT Pcl NVDR	1,009,884

512,500	Sri Trang Gloves Thailand Pcl NVDR	300,560

	Total Thailand	6,685,509

	Turkey — 0.9%

2,207,919	Akbank TAS	1,120,456

123,513	Enerjisa Enerji AS	111,452

539,305	Turkiye Garanti Bankasi AS	478,686

3,294,336	Yapi ve Kredi Bankasi AS	926,250

	Total Turkey	2,636,844

	United Kingdom — 0.6%

35,882	Unilever Plc	1,733,512

	Vietnam — 0.4%

897,600	Vietnam Joint Stock Commercial Bank for Industry and Trade	1,077,691

	TOTAL COMMON STOCKS (COST $347,159,231)	256,683,163

	PREFERRED STOCKS (c) — 5.9%

	Brazil — 3.9%

89,600	Alpargatas SA	410,054

924,220	Cia Energetica de Minas Gerais	2,265,555

134,860	Cia Energetica de Minas Gerais Sponsored ADR	333,104

1,024,900	Cia Paranaense de Energia – Class B	1,589,360

375,700	Petroleo Brasileiro SA	2,376,312

Shares / Par Value†	Description	Value ($)

	Brazil — continued

352,800	Petroleo Brasileiro SA Sponsored ADR	4,434,696

	Total Brazil	11,409,081

	Chile — 1.9%

9,977	Embotelladora Andina SA – Class B	19,979

48,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR	5,117,394

3,852	Sociedad Quimica y Minera de Chile SA – Class B	411,448

	Total Chile	5,548,821

	Russia — 0.1%

3,948,700	Surgutneftegas PJSC (a)	155,736

315	Transneft PJSC (a)	40,006

	Total Russia	195,742

	Taiwan — 0.0%

224,635	China Development Financial Holding Corp *	67,281

	TOTAL PREFERRED STOCKS (COST $17,863,734)	17,220,925

	INVESTMENT FUNDS — 0.9%

	United States — 0.9%

49,566	iShares Core MSCI Emerging Markets ETF	2,605,685

	TOTAL INVESTMENT FUNDS (COST $2,461,081)	2,605,685

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

875	GMO U.S. Treasury Fund	4,374

	TOTAL MUTUAL FUNDS (COST $4,400)	4,374

	SHORT-TERM INVESTMENTS — 4.3%

	Money Market Funds — 3.3%

9,803,718	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (d)	9,803,718

	U.S. Government — 1.0%

3,000,000	U.S. Treasury Bill, 1.56%, due 11/25/22 (e)	2,977,359

	TOTAL SHORT-TERM INVESTMENTS (COST $12,781,549)	12,781,077

	TOTAL INVESTMENTS — 98.6% (Cost $380,269,995)	289,295,224

	Other Assets and Liabilities (net) — 1.4%	4,191,543

	TOTAL NET ASSETS — 100.0%	$293,486,767

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2022

PhosAgro PJSC GDR	04/20/22	$2,465	0.00%	$251

Sberbank of Russia PJSC Sponsored ADR	10/18/21	16,571,291	0.15%	453,014

				$453,265

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	The security is restricted as to resale.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(e)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.1%

	Argentina — 0.0%

60,000	Banco BBVA Argentina SA ADR *	183,600

19,100	Grupo Financiero Galicia SA ADR (a)	175,911

	Total Argentina	359,511

	Brazil — 0.9%

525,000	Blau Farmaceutica SA *	2,631,324

3,941,500	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	12,498,218

	Total Brazil	15,129,542

	Chile — 0.2%

1,835,560	Banco de Chile	191,059

12,863,920	Banco Santander Chile	643,407

28,900	Banco Santander Chile ADR	574,821

28,604	CAP SA	366,175

259,632	Cencosud Shopping SA	276,422

23,200	Cia Cervecerias Unidas SA Sponsored ADR	325,032

7,157,497	Colbun SA	534,381

	Total Chile	2,911,297

	China — 31.6%

2,482,000	361 Degrees International Ltd *	1,240,538

978,500	A-Living Smart City Services Co Ltd	1,559,997

1,794,000	Agile Group Holdings Ltd	760,602

59,588,590	Agricultural Bank of China Ltd – Class H	22,691,276

344,000	AK Medical Holdings Ltd	204,116

859,000	Akeso Inc *	1,780,106

49,400	Alibaba Group Holding Ltd *	593,305

142,600	Alibaba Group Holding Ltd Sponsored ADR *	13,696,730

1,671,000	Angang Steel Co Ltd – Class A	867,574

1,496,000	Angang Steel Co Ltd – Class H	631,931

19,150	Anhui Conch Cement Co Ltd – Class A	105,728

379,500	Anhui Conch Cement Co Ltd – Class H	1,922,193

493,200	ANTA Sports Products Ltd	5,592,680

308,200	Autohome Inc ADR	11,199,988

284,800	Autohome Inc – Class A	2,527,853

39,700	Baidu Inc Sponsored ADR *	5,571,895

360,400	Baidu Inc – Class A *	6,588,310

400	Bank of China Ltd – Class A	192

2,300,000	BYD Electronic International Co Ltd	5,104,524

352,000	China BlueChemical Ltd – Class H	123,827

2,152,000	China Bohai Bank Co Ltd – Class H	356,052

5,105,878	China Communications Services Corp Ltd – Class H	2,391,020

1,023,000	China Construction Bank Corp – Class A	918,466

59,414,148	China Construction Bank Corp – Class H	44,044,644

5,142,000	China Datang Corp Renewable Power Co Ltd – Class H	1,787,859

4,695,000	China Dongxiang Group Co Ltd	256,987

2,157,000	China Education Group Holdings Ltd	1,489,430

Shares	Description	Value ($)

	China — continued

23,563,000	China Feihe Ltd	23,781,665

65,000	China High Speed Transmission Equipment Group Co Ltd *	37,183

2,369,000	China Hongqiao Group Ltd	2,936,188

1,658,000	China Lesso Group Holdings Ltd	2,128,855

4,178,000	China Longyuan Power Group Corp Ltd – Class H	8,896,696

567,000	China Medical System Holdings Ltd	837,839

7,806,095	China Molybdenum Co Ltd – Class A	5,564,220

525,000	China Molybdenum Co Ltd – Class H	256,886

1,958,000	China Oriental Group Co Ltd	513,292

878,000	China Overseas Land & Investment Ltd	2,547,864

22,976,676	China Petroleum & Chemical Corp – Class A	15,297,311

2,290,000	China Petroleum & Chemical Corp – Class H	1,096,825

2,985,000	China Reinsurance Group Corp – Class H	262,521

942,000	China Resources Gas Group Ltd	3,941,250

3,302,000	China Resources Land Ltd	14,696,265

3,979,886	China Shenhua Energy Co Ltd – Class A	20,266,890

3,081,000	China Shenhua Energy Co Ltd – Class H	10,289,377

408,267	China Suntien Green Energy Corp Ltd – Class A	746,679

445,000	China Suntien Green Energy Corp Ltd – Class H	259,281

273,081	China Tourism Group Duty Free Corp Ltd – Class A	7,216,494

742,000	Dongyue Group Ltd	941,556

807,200	ENN Energy Holdings Ltd	12,350,185

23,534,000	GOME Retail Holdings Ltd *	1,169,964

663,000	Greenland Hong Kong Holdings Ltd	127,596

112,000	Greentown Management Holdings Co Ltd	81,198

1,799,600	Guangzhou R&F Properties Co Ltd – Class H	638,149

272,422	Hangzhou Robam Appliances Co Ltd – Class A	1,247,450

169,900	Hello Group Inc Sponsored ADR	1,032,992

3,764,438	Hisense Home Appliances Group Co Ltd – Class A	6,990,943

280,000	Hisense Home Appliances Group Co Ltd – Class H	291,192

10,248,000	Hua Han Health Industry Holdings Ltd (b)	1

755,000	Huabao International Holdings Ltd	406,025

385,800	Huayu Automotive Systems Co Ltd – Class A	1,276,320

462,800	Industrial & Commercial Bank of China Ltd – Class A	323,891

25,234,847	Industrial & Commercial Bank of China Ltd – Class H	15,111,140

10,203,460	Inner Mongolia Eerduosi Resources Co Ltd – Class A	41,730,112

25,500	Kingboard Laminates Holdings Ltd	42,769

2,532,000	Kunlun Energy Co Ltd	2,170,131

39,513	Kweichow Moutai Co Ltd – Class A	10,690,399

3,439,500	KWG Group Holdings Ltd	1,079,829

186,000	KWG Living Group Holdings Ltd	57,942

1,506,000	Lee & Man Paper Manufacturing Ltd	731,283

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued

2,082,000	Lonking Holdings Ltd	543,160

198,200	Midea Group Co Ltd – Class A	1,620,296

1,812,000	MMG Ltd *	767,873

128,400	NetEase Inc ADR	13,318,932

538,000	Newborn Town Inc * (a)	184,865

517,000	Nexteer Automotive Group Ltd	333,825

367,000	PAX Global Technology Ltd	289,836

16,856,960	PetroChina Co Ltd – Class A	14,150,348

22,491,000	PICC Property & Casualty Co Ltd – Class H	21,779,320

23,364,191	Postal Savings Bank of China Co Ltd – Class A	18,431,978

2,109,000	Powerlong Real Estate Holdings Ltd	566,533

112,000	Q Technology Group Co Ltd *	77,292

4,460,400	Qingling Motors Co Ltd – Class H	835,060

1,848,781	Shenzhen YUTO Packaging Technology Co Ltd – Class A	7,631,398

1,241,000	Sihuan Pharmaceutical Holdings Group Ltd (a)	178,342

1,752,500	Sinopec Engineering Group Co Ltd – Class H	894,486

2,067,000	Sinotruk Hong Kong Ltd	2,931,565

156,000	SITC International Holdings Co Ltd	589,137

2,328,500	Sun Art Retail Group Ltd	699,101

1,489,000	Sunac China Holdings Ltd (a) (c)	869,051

5,277,000	Sunac Services Holdings Ltd * (a)	2,841,305

651,100	Sunny Optical Technology Group Co Ltd	10,275,490

123,000	TCL Electronics Holdings Ltd	60,102

696,765	Tencent Holdings Ltd	31,854,956

115,100	Tencent Holdings Ltd ADR (a)	5,241,654

17,900	Tencent Music Entertainment Group ADR *	74,822

724,000	Tianli Education International Holdings Ltd	59,895

439,500	Venus MedTech Hangzhou Inc – Class H *	757,519

1,546,308	Vipshop Holdings Ltd ADR *	14,380,664

4,442,000	Weimob Inc *	2,674,765

354,000	Xiabuxiabu Catering Management China Holdings Co Ltd	162,362

5,836,000	Xinyi Glass Holdings Ltd	14,751,336

26,528,900	Yangzijiang Shipbuilding Holdings Ltd	17,869,563

57,707	Zhejiang Supor Co Ltd – Class A	486,240

105,500	Zhou Hei Ya International Holdings Co Ltd	55,565

2,780,879	Zijin Mining Group Co Ltd – Class A	4,172,889

	Total China	546,483,996

	Czech Republic — 0.2%

639,541	Moneta Money Bank AS	2,128,883

743	Philip Morris CR AS	550,487

	Total Czech Republic	2,679,370

	Egypt — 0.1%

262,582	Commercial International Bank Egypt SAE	582,494

1,313,193	Fawry for Banking & Payment Technology Services SAE *	288,905

	Total Egypt	871,399

Shares	Description	Value ($)

	Hungary — 0.9%

36,986	Magyar Telekom Telecommunications Plc	37,715

259,163	MOL Hungarian Oil & Gas Plc	1,859,441

15,140	Opus Global Nyrt *	7,248

551,111	OTP Bank Nyrt Plc	13,128,723

15,272	Richter Gedeon Nyrt	298,773

	Total Hungary	15,331,900

	India — 5.9%

454,943	Adani Power Ltd *	1,880,075

205,098	Asian Paints Ltd	7,502,301

703,602	Axis Bank Ltd *	6,164,443

976	Clean Science & Technology Ltd *	21,622

11,567,064	Gayatri Projects Ltd * (d)	2,513,923

29	Gujarat State Fertilizers & Chemicals Ltd	62

919,323	HCL Technologies Ltd	12,265,622

85,932	HDFC Asset Management Co Ltd	2,089,190

181,064	HDFC Bank Ltd	3,202,614

62,789	Hindustan Aeronautics Ltd	1,473,867

201,438	Hindustan Zinc Ltd	777,852

200,845	Housing Development Finance Corp Ltd	5,882,110

1,066,601	ICICI Bank Ltd	10,212,392

608,400	Infosys Ltd Sponsored ADR	11,474,424

10,729	Jindal Stainless Hisar Ltd *	30,495

1,054,022	Kiri Industries Ltd *	5,879,207

37,502	Mahanagar Gas Ltd	364,411

195,550	Mindtree Ltd	7,652,810

200,032	NBCC India Ltd	85,257

884,649	NCC Ltd	726,949

549	Oberoi Realty Ltd *	5,643

151,461	Petronet LNG Ltd	443,456

146,169	Prestige Estates Projects Ltd	803,633

35,362	Sobha Ltd	249,997

48,586	Sun TV Network Ltd	276,598

289,430	Tata Consultancy Services Ltd	12,483,139

248,783	Titan Co Ltd	7,323,259

80,950	Welspun Corp Ltd	239,079

	Total India	102,024,430

	Indonesia — 2.6%

48,067,200	Bank Central Asia Tbk PT	25,432,407

1,423,900	Bank Mandiri Persero Tbk PT	830,740

1,101,300	Bank Negara Indonesia Persero Tbk PT	691,906

11,405,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	610,023

38,483,500	Bank Rakyat Indonesia Persero Tbk PT	12,190,650

1,355,800	Bukit Asam Tbk PT	421,121

590,791	Indo Tambangraya Megah Tbk PT	1,422,292

776,800	Indocement Tunggal Prakarsa Tbk PT	517,705

142,224,300	Panin Financial Tbk PT *	2,730,696

211,700	United Tractors Tbk PT	455,528

	Total Indonesia	45,303,068

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Kuwait — 0.1%

96,520	Humansoft Holding Co KSC	977,693

	Malaysia — 0.0%

36,600	Fraser & Neave Holdings Bhd	162,093

583,500	Kossan Rubber Industries Bhd	219,736

549,300	Westports Holdings Bhd	432,690

	Total Malaysia	814,519

	Mexico — 5.0%

294,500	America Movil SAB de CV – Class L Sponsored ADR	6,284,630

5,667,000	America Movil SAB de CV – Series L	6,107,420

100	Arca Continental SAB de CV	675

834,800	Banco del Bajio SA	2,074,646

528,400	Becle SAB de CV	1,190,212

167,100	Concentradora Fibra Danhos SA de CV (REIT)	203,775

315,700	Credito Real SAB de CV SOFOM ER * (a)	5,791

58,700	El Puerto de Liverpool SAB de CV – Class C1	310,702

7,142,500	Grupo Financiero Banorte SAB de CV – Class O	46,174,654

559,100	Grupo Mexico SAB de CV – Series B	2,760,486

374,600	Megacable Holdings SAB de CV CPO	1,062,672

27	Qualitas Controladora SAB de CV	135

294,700	Regional SAB de CV	1,747,041

318,400	Ternium SA Sponsored ADR	14,000,048

250,921	Unifin Financiera SAB de CV SOFOM ENR * (a)	215,343

1,337,600	Wal-Mart de Mexico SAB de CV	4,946,548

	Total Mexico	87,084,778

	Panama — 0.0%

2,217,585	BAC Holding International Corp *	197,524

	Peru — 0.4%

122,400	Southern Copper Corp	7,561,872

	Philippines — 0.3%

88,500	GT Capital Holdings Inc	847,434

250,450	Manila Electric Co	1,783,674

20,658,800	Megaworld Corp	1,087,280

1,435,900	Puregold Price Club Inc	903,698

	Total Philippines	4,622,086

	Poland — 0.5%

43,234	Bank Polska Kasa Opieki SA	943,589

36,963	Budimex SA	1,912,522

724	Grupa Lotos SA *	11,943

351	LPP SA	843,599

251,273	Polski Koncern Naftowy ORLEN SA	4,336,997

162,743	Polskie Gornictwo Naftowe i Gazownictwo SA	228,128

	Total Poland	8,276,778

Shares	Description	Value ($)

	Qatar — 1.1%

2,960,713	Qatar National Bank QPSC	17,502,682

629,352	Qatar National Cement Co QSC	863,943

	Total Qatar	18,366,625

	Russia — 1.1%

31,701,260	Alrosa PJSC (b)	2,609,860

380,350	Detsky Mir PJSC (b)	28,216

39,977	Evraz Plc (b)	1,031

1,432,600,000	Federal Grid Co Unified Energy System PJSC (b)	151,981

653,911	Fix Price Group Ltd GDR (b)	156,306

219,070	Gazprom Neft PJSC (b)	102,506

625,430	Gazprom PJSC Sponsored ADR (b)	408,267

575,658	Globaltrans Investment Plc Sponsored GDR (Registered) (b)	206,667

78,536,400	Inter RAO UES PJSC (b)	276,849

3	LSR Group PJSC GDR (Registered) (b)	—

239,440	LSR Group PJSC – Class A (b)	133,712

285,469	LUKOIL PJSC Sponsored ADR (b)	1,288,258

14,733,960	Magnitogorsk Iron & Steel Works PJSC (b)	586,940

212,079	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered) (b)	109,393

237,400	Mechel PJSC Sponsored ADR * (b)	68,492

372,125	MMC Norilsk Nickel PJSC ADR (b)	834,800

249,660	Mobile TeleSystems PJSC (b)	71,005

35,508	Mobile TeleSystems PJSC ADR (b)	20,117

4,133,417	Moscow Exchange MICEX-RTS PJSC * (b)	405,766

1,001,556	Novolipetsk Steel PJSC GDR (b)	1,605,828

230	PhosAgro PJSC GDR * (b) (e)	607

35,772	PhosAgro PJSC GDR (Registered) (b)	94,398

916,204	Polymetal International Plc	2,730,011

160,188	Polyus PJSC GDR (Registered) (b)	1,034,458

11,693	QIWI Plc Sponsored ADR (b) (f)	5,257

499,515	QIWI Plc Sponsored ADR (a) (b) (f)	260,386

24,938,000	RusHydro PJSC (b)	22,311

3,281,403	Sberbank of Russia PJSC Sponsored ADR (b) (e)	1,725,286

706,464	Severstal PAO GDR (Registered) (b)	765,179

68,353	SFI PJSC * (b)	39,467

21,037,700	Surgutneftegas PJSC (b)	522,523

4,246,320	Surgutneftegas PJSC Sponsored ADR (b)	1,050,489

476,673	Tatneft PJSC Sponsored ADR (b)	1,245,703

8,118,000	Unipro PJSC (b)	11,139

556,430	United Co Rusal International PJSC * (b)	36,716

46,698	X5 Retail Group NV GDR (Registered) (b)	51,819

	Total Russia	18,661,743

	Saudi Arabia — 0.1%

21,897	Abdullah Al Othaim Markets Co	646,134

51,817	Co for Cooperative Insurance (The)	824,299

	Total Saudi Arabia	1,470,433

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	South Africa — 0.7%

6,018	Anglo American Platinum Ltd	658,617

34,828	Capitec Bank Holdings Ltd	5,010,927

216,024	Investec Ltd	1,332,820

32,211	Kumba Iron Ore Ltd	1,212,987

540,095	Lewis Group Ltd	1,790,519

29,705	Ninety One Ltd	81,594

8,933,156	RMB Holdings Ltd *	858,467

224,211	Tiger Brands Ltd	2,053,554

	Total South Africa	12,999,485

	South Korea — 12.0%

13,247	BNK Financial Group Inc	84,439

369,990	Daewoo Engineering & Construction Co Ltd *	1,949,215

31,050	DB Insurance Co Ltd	1,623,895

17,300	DL E&C Co Ltd	728,114

734,105	Dongwon Development Co Ltd	2,884,357

2,758	Fila Holdings Corp	70,503

238,864	GS Engineering & Construction Corp	7,653,386

124,908	Hana Financial Group Inc	4,995,483

4,289	Hankook & Co Co Ltd	49,253

513,793	Hanwha Investment & Securities Co Ltd	1,702,289

195,152	HDC Hyundai Development Co-Engineering & Construction (a)	2,179,156

1,550	Hyosung TNC Corp	534,217

288,587	Hyundai Engineering & Construction Co Ltd	10,058,870

16,473	Hyundai Mobis Co Ltd	2,893,599

158,971	KB Financial Group Inc	7,769,465

13,579	KC Tech Co Ltd	220,023

3,716	KCC Corp	1,040,826

5,570	KCC Glass Corp	259,850

1,692	KIWOOM Securities Co Ltd	130,113

718	Korea Electric Terminal Co Ltd	35,514

9,868	Korea Petrochemical Ind Co Ltd	1,237,822

57,661	Korea Real Estate Investment & Trust Co Ltd	92,519

8,480	Korea Zinc Co Ltd	4,060,529

522,891	KT&G Corp (a)	35,878,579

77,246	Kumho Petrochemical Co Ltd	9,955,309

3,839	LG Household & Health Care Ltd	2,267,163

108	LG Innotek Co Ltd	33,375

30,586	Lotte Chemical Corp	5,036,595

579	LOTTE Fine Chemical Co Ltd	39,101

34,708	LX Semicon Co Ltd (a)	3,541,390

51,745	POSCO Holdings Inc	12,027,579

13,600	POSCO Holdings Inc Sponsored ADR	782,272

360	PSK Inc	13,131

830,985	Samsung Electronics Co Ltd	45,187,253

6,416	Samsung Electronics Co Ltd GDR	8,618,400

1,128	Samsung SDS Co Ltd	134,883

174,639	SD Biosensor Inc	7,037,929

293	Sebang Global Battery Co Ltd	14,751

128,414	Shinhan Financial Group Co Ltd	4,470,242

Shares	Description	Value ($)

	South Korea — continued

49,502	SL Corp	1,243,839

877	TES Co Ltd	18,343

2,969	TY Holdings Co Ltd *	60,866

1,583,626	Woori Financial Group Inc	19,073,475

93,656	Woori Technology Investment Co Ltd * (a)	523,494

2,916	Youlchon Chemical Co Ltd	53,073

	Total South Korea	208,264,479

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (d)	259,958

	Taiwan — 23.9%

204,000	Acer Inc	203,187

81,532	Acter Group Corp Ltd	568,771

966,035	Advantech Co Ltd	11,921,671

26,000	AmTRAN Technology Co Ltd	11,625

2,019,689	Asustek Computer Inc	23,646,536

374,000	Aten International Co Ltd	1,014,934

115,200	Aurora Corp	347,897

6,391,000	Catcher Technology Co Ltd	35,971,580

10,469,153	Cathay Financial Holding Co Ltd	19,968,965

1,142,808	Chailease Holding Co Ltd	8,793,411

1,539,000	China Steel Corp	1,829,409

82,000	Chipbond Technology Corp	195,403

511,000	Chong Hong Construction Co Ltd	1,327,629

459,000	Chunghwa Telecom Co Ltd	1,994,862

1,207,400	Coretronic Corp	2,324,186

187,000	Delta Electronics Inc	1,538,673

10,000	Elan Microelectronics Corp	50,946

246,000	Elite Material Co Ltd	1,957,787

1,030,000	Farglory Land Development Co Ltd	2,321,867

246,000	FIT Hon Teng Ltd *	34,768

1,138,879	FLEXium Interconnect Inc *	3,958,930

2,439,000	Formosa Plastics Corp	8,795,577

2,562,778	Foxconn Technology Co Ltd	4,792,473

15,562,419	Fubon Financial Holding Co Ltd	34,124,804

105,000	Gamania Digital Entertainment Co Ltd	245,200

1,603,000	Grand Pacific Petrochemical	1,345,822

6,000	Grand Plastic Technology Corp	63,248

1,096,000	HannStar Display Corp	468,651

309,000	Hiwin Technologies Corp	2,378,573

199,000	Holtek Semiconductor Inc	680,309

8,961,532	Hon Hai Precision Industry Co Ltd	34,746,719

751,000	Huaku Development Co Ltd	2,438,836

1,263,806	IEI Integration Corp	1,941,037

153,000	International Games System Co Ltd	3,945,474

162,000	King’s Town Bank Co Ltd	199,887

241,000	Kung Long Batteries Industrial Co Ltd	1,127,666

282,000	Largan Precision Co Ltd	16,138,988

1,624,000	Lite-On Technology Corp	3,513,273

2,373,000	Micro-Star International Co Ltd	10,940,987

138,000	Mitac Holdings Corp	132,786

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

2,479,000	Nan Ya Plastics Corp	7,251,288

1,169,000	Nantex Industry Co Ltd	2,063,131

612,810	Novatek Microelectronics Corp	8,488,811

368,000	Oneness Biotech Co Ltd *	2,394,480

696,000	Phison Electronics Corp	9,416,081

231,000	Powertech Technology Inc	775,440

640,936	Radiant Opto-Electronics Corp	2,296,876

20,000	Rexon Industrial Corp Ltd	27,260

544,000	Shinkong Insurance Co Ltd	1,004,792

238,468	Simplo Technology Co Ltd	2,461,559

1,251,250	Syncmold Enterprise Corp	2,884,483

96,024	Tah Hsin Industrial Corp	261,093

2,369,000	Taiwan Cement Corp	3,470,351

3,753,000	Taiwan Semiconductor Manufacturing Co Ltd	70,972,702

412,010	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	39,264,553

13,000	Test Research Inc	29,728

1,000	Thinking Electronic Industrial Co Ltd	4,888

751,000	Transcend Information Inc	1,859,858

554,160	Tripod Technology Corp	2,211,874

288,000	Tung Ho Steel Enterprise Corp	627,570

383,224	United Integrated Services Co Ltd	2,372,463

704,000	Universal Inc	773,523

88,000	Vanguard International Semiconductor Corp	322,784

381,000	Walsin Technology Corp	1,506,644

117,000	Yulon Nissan Motor Co Ltd	981,548

253,000	Zeng Hsing Industrial Co Ltd	1,205,335

	Total Taiwan	412,932,462

	Thailand — 0.8%

1,206,500	Advanced Info Service Pcl (Foreign Registered)	7,642,785

559,400	CP ALL Pcl (Foreign Registered)	1,082,022

300,800	Kasikornbank Pcl (Foreign Registered)	1,290,360

2,749,500	Pruksa Holding Pcl (Foreign Registered)	1,083,302

180,100	SPCG Pcl	89,917

2,748,400	Sri Trang Gloves Thailand Pcl NVDR	1,611,822

893,375	Supalai Pcl (Foreign Registered)	532,572

	Total Thailand	13,332,780

	Turkey — 0.7%

17,779,043	Akbank TAS	9,022,361

238,086	Enerjisa Enerji AS	214,837

1,598,527	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D *	1,435,479

1,538,691	Turkiye Garanti Bankasi AS	1,365,740

3,494,958	Yapi ve Kredi Bankasi AS	982,657

	Total Turkey	13,021,074

	United Kingdom — 0.6%

226,263	Unilever Plc	10,931,095

Shares / Par Value†	Description	Value ($)

	Vietnam — 0.4%

15	Hoa Phat Group JSC	22

201,800	Pha Lai Thermal Power JSC	155,549

5,032,800	Vietnam Joint Stock Commercial Bank for Industry and Trade	6,042,561

	Total Vietnam	6,198,132

	TOTAL COMMON STOCKS (COST $2,010,738,561)	1,557,068,029

	PREFERRED STOCKS (g) — 3.1%

	Brazil — 0.4%

480,600	Alpargatas SA	2,199,461

300	Cia Energetica de Minas Gerais	735

2,446,200	Cia Paranaense de Energia – Class B	3,793,436

	Total Brazil	5,993,632

	Chile — 0.9%

152,300	Sociedad Quimica y Minera de Chile SA Sponsored ADR	16,169,691

	Colombia — 0.0%

1,177,711	Grupo Aval Acciones y Valores SA	263,970

	Russia — 0.2%

194,570	Nizhnekamskneftekhim PJSC (b)	13,431

79,676,700	Surgutneftegas PJSC (b)	3,142,436

869	Transneft PJSC (b)	110,367

	Total Russia	3,266,234

	South Korea — 1.5%

531,957	Samsung Electronics Co Ltd	26,093,162

	Taiwan — 0.1%

256,798	Chailease Holding Co Ltd	902,488

	TOTAL PREFERRED STOCKS (COST $85,428,180)	52,689,177

	INVESTMENT FUNDS — 1.6%

	United States — 1.6%

532,627	iShares Core MSCI Emerging Markets ETF	28,000,201

	TOTAL INVESTMENT FUNDS (COST $27,328,581)	28,000,201

	DEBT OBLIGATIONS — 0.4%

	United States — 0.4%

6,725,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.16%, due 04/30/23 (h)	6,733,642

	TOTAL DEBT OBLIGATIONS (COST $6,726,547)	6,733,642

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.9%

	Money Market Funds — 2.5%

44,239,659	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (i)	44,239,659

	U.S. Government — 1.4%

3,700,000	U.S. Treasury Bill, 1.45%, due 11/10/22 (h) (j)	3,676,118

20,000,000	U.S. Treasury Bill, 1.56%, due 11/25/22 (j)	19,849,059

	Total U.S. Government	23,525,177

	TOTAL SHORT-TERM INVESTMENTS (COST $67,766,795)	67,764,836

	TOTAL INVESTMENTS — 99.1% (Cost $2,197,988,664)	1,712,255,885

	Other Assets and Liabilities (net) — 0.9%	16,107,006

	TOTAL NET ASSETS — 100.0%	$1,728,362,891

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2022

PhosAgro PJSC GDR	04/20/22	$5,151	0.00%	$607

Sberbank of Russia PJSC Sponsored ADR	11/10/17	51,229,839	0.10%	1,725,286

				$1,725,893

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
2,563	Mini MSCI Emerging Markets	June 2022	$136,261,895	$2,010,659

Sales
1,238	SGX Nifty 50	June 2022	$40,761,026	$(618,209)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Investment valued using significant unobservable inputs.

(d)	Affiliated company.

(e)	The security is restricted as to resale.

(f)	Securities are traded on separate exchanges for the same entity.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(i)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(j)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.3%

	Australia — 3.9%

682,357	BlueScope Steel Ltd	8,848,047

220,193	CSR Ltd	736,018

550,419	GrainCorp Ltd – Class A	3,876,781

33,610	JB Hi-Fi Ltd	1,107,905

17,877	Mineral Resources Ltd	813,932

75,479	Nufarm Ltd	285,669

89,611	Pact Group Holdings Ltd	140,870

541,004	Rio Tinto Ltd	44,263,463

443,963	Sandfire Resources Ltd	1,746,643

171,866	Sims Ltd	2,163,199

125,029	Woodside Energy Group Ltd	2,637,654

	Total Australia	66,620,181

	Belgium — 1.2%

91,042	AGFA-Gevaert NV *	381,097

52,213	Bekaert SA	2,108,902

155,921	KBC Group NV	9,746,433

81,188	UCB SA	7,162,984

	Total Belgium	19,399,416

	Denmark — 0.1%

9,627	Per Aarsleff Holding A/S	337,924

6,561	Schouw & Co A/S	500,481

	Total Denmark	838,405

	Finland — 0.4%

165,406	Kesko Oyj – B Shares	4,141,260

95,122	Nokia Oyj	478,075

177,862	Outokumpu Oyj	1,026,887

19,071	Stora Enso Oyj – R Shares	369,937

	Total Finland	6,016,159

	France — 9.3%

26,778	ALD SA	371,932

23,182	Alten SA	3,094,605

31,845	APERAM SA	1,318,750

397,929	BNP Paribas SA	22,775,698

614,244	Cie de Saint-Gobain	36,408,580

268,157	Derichebourg SA	2,162,894

10,446	Euroapi SA *	151,842

75,157	Ipsen SA	7,525,132

55,010	IPSOS	2,672,491

120,603	Metropole Television SA	2,108,243

84,880	Publicis Groupe SA	4,649,427

239,460	Sanofi	25,624,103

82,389	Schneider Electric SE	11,443,153

714,705	Societe Generale SA	19,259,528

366,100	STMicroelectronics NV – NY Shares	14,673,288

262,523	Television Francaise 1	2,177,407

Shares	Description	Value ($)

	France — continued

14,584	TotalEnergies SE	860,126

	Total France	157,277,199

	Germany — 4.6%

96,472	ADVA Optical Networking SE *	1,474,406

5,254	Aurubis AG	496,298

174,650	Bayerische Motoren Werke AG	15,173,381

9,982	Hornbach Holding AG & Co KGaA	1,260,304

5,326	Indus Holding AG	162,502

463,007	Kloeckner & Co SE *	5,766,091

305,274	Mercedes-Benz Group AG	21,753,643

133,313	Merck KGaA	25,135,994

36,153	RTL Group SA	1,675,893

23,407	Volkswagen AG	5,305,642

	Total Germany	78,204,154

	Hong Kong — 2.2%

455,100	ASM Pacific Technology Ltd	4,143,552

1,229,487	Champion (REIT)	570,081

711,712	Chow Tai Fook Jewellery Group Ltd *	1,231,949

576,500	CK Asset Holdings Ltd	3,758,901

608,400	Dah Sing Banking Group Ltd	528,244

229,269	Dah Sing Financial Holdings Ltd	678,732

3,995,207	Esprit Holdings Ltd *	687,526

3,179,585	IGG Inc	1,283,877

461,401	Johnson Electric Holdings Ltd	600,869

297,640	Kerry Logistics Network Ltd	679,584

351,326	Luk Fook Holdings International Ltd	815,078

18,500	Orient Overseas International Ltd.	567,393

1,232,331	Pacific Textiles Holdings Ltd	566,017

1,301,023	Shun Tak Holdings Ltd *	269,855

297,526	SmarTone Telecommunications Holdings Ltd	157,598

84,500	Sun Hung Kai Properties Ltd	1,033,102

104,000	Techtronic Industries Co Ltd	1,358,597

313,588	Television Broadcasts Ltd *	180,312

1,016,000	VSTECS Holdings Ltd	837,887

296,500	VTech Holdings Ltd	2,215,597

19,762,515	WH Group Ltd	15,111,743

	Total Hong Kong	37,276,494

	Ireland — 0.6%

145,807	AIB Group Plc	390,407

832,079	Bank of Ireland Group Plc	5,621,586

48,797	Kingspan Group Plc	4,017,251

	Total Ireland	10,029,244

	Italy — 2.6%

338,130	Anima Holding SPA	1,630,145

139,967	Banca IFIS SPA	2,554,118

429,205	Banco BPM SPA	1,499,245

101,104	Esprinet SPA	884,065

345,674	EXOR NV	25,531,956

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

285,958	Italgas SPA	1,846,605

35,326	Leonardo SPA *	380,366

137,441	OVS SPA *	282,152

148,372	Poste Italiane SPA	1,607,238

2,362	Sesa SPA	325,598

177,878	Stellantis NV	2,668,736

75,594	Unieuro SPA	1,448,504

585,234	Unipol Gruppo SPA	3,131,812

	Total Italy	43,790,540

	Japan — 25.0%

58,300	AGC Inc	2,192,992

63,520	AOKI Holdings Inc	330,431

1,742,815	Asahi Kasei Corp	14,081,167

489,096	Brother Industries Ltd	9,001,712

1,295,700	Canon Inc	32,905,356

31,300	Canon Inc Sponsored ADR	794,707

39,584	Cawachi Ltd	625,618

17,400	Dai Nippon Printing Co Ltd	398,113

136,400	Daiwa House Industry Co Ltd	3,285,078

202,990	Daiwabo Holdings Co Ltd	2,710,275

70,374	Dexerials Corp	2,352,810

53,748	Doutor Nichires Holdings Co Ltd	625,886

83,954	FUJIFILM Holdings Corp	4,624,127

50,132	Fujitsu Ltd	7,527,456

20,606	Fuyo General Lease Co Ltd	1,178,173

90,236	Geo Holdings Corp	851,506

17,653	Gunze Ltd	502,111

99,004	Hitachi Ltd	5,136,969

1,291,254	ITOCHU Corp	37,040,299

2,064,904	Japan Tobacco Inc	37,585,258

126,944	Kanematsu Corp	1,286,672

1,233,896	KDDI Corp	43,045,801

41,993	Komeri Co Ltd	897,141

2,719,400	Marubeni Corp	28,508,324

110,757	MCJ Co Ltd	746,318

388,900	Mitsubishi Corp	13,421,693

3,017,718	Mitsubishi UFJ Financial Group Inc	17,167,803

881,338	Mitsui & Co Ltd	22,137,947

39,684	Modec Inc	402,451

59,833	NEC Networks & System Integration Corp	845,828

96,826	Nichias Corp	1,694,860

59,031	Nippon Signal Co Ltd	409,871

1,289,495	Nippon Telegraph & Telephone Corp	39,397,171

84,866	Okinawa Electric Power Co (The)	771,889

400,186	Panasonic Holdings Corp	3,671,933

82,324	Press Kogyo Co Ltd	263,475

63,119	Prima Meat Packers Ltd	1,033,557

29,683	San-A Co Ltd	905,480

26,900	Sega Sammy Holdings Inc	498,708

122,400	Seiko Epson Corp	2,049,064

65,395	Seiko Holdings Corp	1,317,716

Shares	Description	Value ($)

	Japan — continued

345,612	Sekisui Chemical Co Ltd	4,943,644

516,400	Sekisui House Ltd	9,175,269

644,181	Sojitz Corp	10,215,391

5,453,441	Sumitomo Chemical Co Ltd	22,542,141

167,600	Sumitomo Forestry Co Ltd	2,571,339

56,838	T-Gaia Corp	720,756

13,400	Tokyo Electron Ltd	6,142,347

26,877	Tokyo Seimitsu Co Ltd	1,034,006

130,975	Tokyu Construction Co Ltd	593,529

61,028	Towa Pharmaceutical Co Ltd	1,136,091

346,355	Toyota Tsusho Corp	13,220,994

24,269	TPR Co Ltd	236,711

64,169	Valor Holdings Co Ltd	926,162

20,256	Warabeya Nichiyo Holdings Co Ltd	258,820

21,608	Yahagi Construction Co Ltd	131,775

213,000	Yamaha Motor Co Ltd	4,310,404

	Total Japan	422,383,125

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (a)	17

	Netherlands — 6.2%

1,171,054	Koninklijke Ahold Delhaize NV	32,292,187

366,457	NN Group NV	18,162,189

529,086	Randstad NV	29,768,502

280,917	Signify NV	11,201,104

133,426	Wolters Kluwer NV	13,165,341

	Total Netherlands	104,589,323

	New Zealand — 0.0%

14,126	EBOS Group Ltd	372,231

	Norway — 4.2%

249,992	BW LPG Ltd	2,058,659

986,130	Equinor ASA	37,420,426

245,910	Europris ASA	1,266,028

43,077	Kongsberg Gruppen ASA	1,540,847

3,485,500	Norsk Hydro ASA	27,968,520

	Total Norway	70,254,480

	Portugal — 1.1%

251,682	CTT – Correios de Portugal SA	1,010,902

224,980	Galp Energia SGPS SA	2,937,373

488,354	Jeronimo Martins SGPS SA	9,983,428

555,447	REN – Redes Energeticas Nacionais SGPS SA	1,720,315

2,697,432	Sonae SGPS SA	3,197,753

	Total Portugal	18,849,771

	Singapore — 4.2%

1,604,325	DBS Group Holdings Ltd	36,169,719

181,087	Jardine Cycle & Carriage Ltd	3,871,312

890,100	Keppel Corp Ltd	4,455,962

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

428,300	Sheng Siong Group Ltd	477,908

4,195,439	Wilmar International Ltd	12,764,252

12,651,022	Yangzijiang Financial Holding Ltd *	4,616,993

12,651,022	Yangzijiang Shipbuilding Holdings Ltd	8,521,584

	Total Singapore	70,877,730

	Spain — 5.8%

11,242	Acciona SA	2,167,897

1,022,552	Acerinox SA	13,266,759

6,955,010	Banco Bilbao Vizcaya Argentaria SA	38,059,698

25,807,221	Banco de Sabadell SA	23,147,536

656,466	Banco Santander SA	2,129,454

53,786	Ebro Foods SA	953,581

12,544	Grupo Catalana Occidente SA	391,798

338,794	Industria de Diseno Textil SA	8,166,556

317,033	Mediaset Espana Comunicacion SA *	1,381,635

362,202	Repsol SA	5,812,021

2,589,226	Unicaja Banco SA	2,585,877

	Total Spain	98,062,812

	Sweden — 0.3%

89,076	Investor AB – A Shares	1,859,407

325,324	SSAB AB – A Shares	2,010,250

89,440	Svenska Cellulosa AB SCA – Class B	1,623,428

	Total Sweden	5,493,085

	Switzerland — 6.1%

44,851	Ascom Holding AG (Registered)	360,543

26,867	Cie Financiere Richemont SA – Class A (Registered)	2,990,033

209	Forbo Holding AG (Registered)	300,059

242,293	Novartis AG (Registered)	22,009,844

167,171	Roche Holding AG – Genusschein	56,970,361

1,033,302	UBS Group AG (Registered)	19,486,712

3,995	Zehnder Group AG – Class RG	291,863

	Total Switzerland	102,409,415

	United Kingdom — 18.5%

989,577	3i Group Plc	15,825,305

2,914,868	Barratt Developments Plc	18,544,670

300,658	Bellway Plc	8,840,359

588,200	BP Plc Sponsored ADR	19,040,034

1,058,383	British American Tobacco Plc	46,680,116

134,358	British American Tobacco Plc Sponsored ADR	5,943,998

14,825,368	BT Group Plc	34,943,282

648,376	Coca-Cola HBC AG *	14,284,577

83,864	Crest Nicholson Holdings Plc	275,467

858,410	Ferrexpo Plc	1,896,486

207,438	Galliford Try Holdings Plc	457,188

302,530	Glencore Plc *	1,995,360

94,866	Grafton Group Plc	1,120,354

1,252,204	GSK Plc	27,298,512

361,100	GSK Plc Sponsored ADR	15,852,290

Shares / Par Value†	Description	Value ($)

	United Kingdom — continued

103,137	Halfords Group Plc	291,558

1,400,829	Imperial Brands Plc	31,630,717

612,055	Investec Plc	3,713,487

393,221	ITV Plc	348,529

2,901,879	Kingfisher Plc	9,637,170

197,108	M&G Plc	536,722

292,669	Next Plc	23,926,022

84,164	Ninety One Plc	238,847

426,216	Persimmon Plc	11,691,601

169,705	Plus500 Ltd	3,332,489

665,127	Redrow Plc	4,458,346

693,387	Royal Mail Plc	2,715,410

102,065	RS GROUP Plc	1,245,544

530,760	Spirent Communications Plc	1,554,377

255,129	Vesuvius Plc	1,133,808

109,719	Vistry Group Plc	1,251,986

143,746	WPP Plc	1,668,815

	Total United Kingdom	312,373,426

	TOTAL COMMON STOCKS (COST $1,746,547,148)	1,625,117,207

	PREFERRED STOCKS (b) — 0.4%

	Germany — 0.4%

72,483	Bayerische Motoren Werke AG	5,687,013

18,267	Draegerwerk AG & Co KGaA	964,159

9,361	Henkel AG & Co KGaA	640,860

	Total Germany	7,292,032

	TOTAL PREFERRED STOCKS (COST $7,840,905)	7,292,032

	SHORT-TERM INVESTMENTS — 5.5%

	Money Market Funds — 0.2%

3,530,330	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (c)	3,530,330

	U.S. Government — 5.3%

2,000,000	U.S. Treasury Bill, 1.29%, due 10/06/22 (d) (e)	1,990,974

4,300,000	U.S. Treasury Bill, 1.51%, due 11/17/22 (d)	4,270,024

84,400,000	U.S. Treasury Bill, 1.56%, due 11/25/22 (d)	83,763,026

	Total U.S. Government	90,024,024

	TOTAL SHORT-TERM INVESTMENTS (COST $93,583,427)	93,554,354

	TOTAL INVESTMENTS — 102.2% (Cost $1,847,971,480)	1,725,963,593

	Other Assets and Liabilities (net) — (2.2%)	(37,939,625)

	TOTAL NET ASSETS — 100.0%	$1,688,023,968

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
264	MSCI EAFE	June 2022	$26,888,400	$(601,538)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(d)	The rate shown represents yield-to-maturity.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Automobiles & Components — 6.3%

179,700	Honda Motor Co Ltd	4,474,560

228,100	Stanley Electric Co Ltd	4,135,352

	Total Automobiles & Components	8,609,912

	Banks — 6.1%

152,700	Sumitomo Mitsui Financial Group Inc	4,683,233

123,500	Sumitomo Mitsui Trust Holdings Inc	3,735,368

	Total Banks	8,418,601

	Capital Goods — 17.4%

251,400	EXEO Group Inc	4,025,515

224,100	Fuji Corp	3,838,197

164,500	Kyudenko Corp	3,407,511

545,500	Penta-Ocean Construction Co Ltd	2,682,885

243,400	Takuma Co Ltd	2,683,299

152,100	THK Co Ltd	3,106,288

64,400	Toyota Industries Corp	4,139,432

	Total Capital Goods	23,883,127

	Commercial & Professional Services — 5.5%

56,400	Secom Co Ltd	3,714,149

203,800	Toppan Inc	3,830,227

	Total Commercial & Professional Services	7,544,376

	Consumer Durables & Apparel — 2.0%

225,000	Haseko Corp	2,684,047

	Diversified Financials — 2.2%

92,000	Zenkoku Hosho Co Ltd	3,053,503

	Food, Beverage & Tobacco — 11.6%

92,100	Ezaki Glico Co Ltd	2,662,047

240,500	Kirin Holdings Co Ltd	3,720,169

121,600	Morinaga & Co Ltd	3,702,823

131,800	NH Foods Ltd	4,017,271

245,300	Takara Holdings Inc	1,821,064

	Total Food, Beverage & Tobacco	15,923,374

	Insurance — 5.3%

111,200	MS&AD Insurance Group Holdings Inc	3,537,978

327,900	T&D Holdings Inc	3,787,990

	Total Insurance	7,325,968

	Materials — 11.5%

147,900	Denka Co Ltd	3,669,607

119,200	Maruichi Steel Tube Ltd	2,750,680

328,500	Teijin Ltd	3,378,460

340,700	Tokai Carbon Co Ltd	2,872,267

209,200	Tosoh Corp	3,039,903

	Total Materials	15,710,917

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 3.5%

45,700	Sawai Group Holdings Co Ltd	1,348,147

148,700	Tsumura & Co	3,389,003

	Total Pharmaceuticals, Biotechnology & Life Sciences	4,737,150

	Real Estate — 2.4%

274,800	Aeon Mall Co Ltd	3,317,667

	Retailing — 2.9%

402,700	K’s Holdings Corp	4,026,197

	Semiconductors & Semiconductor Equipment — 7.4%

38,100	Rohm Co Ltd	3,114,127

217,800	SUMCO Corp	3,509,552

90,500	Tokyo Seimitsu Co Ltd	3,481,696

	Total Semiconductors & Semiconductor Equipment	10,105,375

	Software & Services — 3.0%

101,300	NEC Corp	4,069,008

	Technology Hardware & Equipment — 4.7%

161,600	Amano Corp	3,130,004

253,700	Daiwabo Holdings Co Ltd	3,387,343

	Total Technology Hardware & Equipment	6,517,347

	Telecommunication Services — 2.4%

93,900	KDDI Corp	3,275,803

	Transportation — 2.5%

112,600	Sankyu Inc	3,370,174

	TOTAL COMMON STOCKS (COST $155,750,883)	132,572,546

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 1.2%

1,601,747	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	1,601,747

	TOTAL SHORT-TERM INVESTMENTS (COST $1,601,747)	1,601,747

	TOTAL INVESTMENTS — 97.9% (Cost $157,352,630)	134,174,293

	Other Assets and Liabilities (net) — 2.1%	2,853,562

	TOTAL NET ASSETS — 100.0%	$137,027,855

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.0%

	Brazil — 0.4%

23,051	Vale SA	418,139

	Canada — 6.5%

64,534	Brookfield Asset Management Inc – Class A	3,265,420

45,755	Nutrien Ltd	4,446,929

	Total Canada	7,712,349

	China — 3.0%

170,145	Alibaba Group Holding Ltd *	2,043,480

1,747	JD.com Inc – Class A	49,074

31,902	Tencent Holdings Ltd	1,458,507

	Total China	3,551,061

	Finland — 1.9%

49,267	Neste Oyj	2,262,978

	France — 7.1%

3,510	Kering SA	1,930,611

4,656	LVMH Moet Hennessy Louis Vuitton SE	3,006,035

33,593	Safran SA	3,480,606

	Total France	8,417,252

	Germany — 2.0%

22,394	Beiersdorf AG	2,324,302

	Hong Kong — 1.1%

240,715	Galaxy Entertainment Group Ltd	1,282,277

	Ireland — 2.6%

175,114	Ryanair Holdings Plc *	2,682,385

4,003	Ryanair Holdings Plc Sponsored ADR *	349,062

	Total Ireland	3,031,447

	Mexico — 6.7%

460,956	Fomento Economico Mexicano SAB de CV	3,448,884

911,218	Grupo Mexico SAB de CV – Series B	4,499,025

	Total Mexico	7,947,909

	Russia — 0.2%

33,541	LUKOIL PJSC Sponsored ADR (a)	151,363

7,292	Novatek PJSC Sponsored GDR (Registered) (a)	73,730

	Total Russia	225,093

	Spain — 4.4%

50,172	Amadeus IT Group SA *	3,121,886

83,518	Industria de Diseno Textil SA	2,013,183

	Total Spain	5,135,069

	United Kingdom — 11.3%

42,057	Berkeley Group Holdings Plc	2,227,368

Shares	Description	Value ($)

	United Kingdom — continued

204,874	Compass Group Plc	4,592,522

83,894	Persimmon Plc	2,301,310

141,211	Shell Plc	4,176,450

	Total United Kingdom	13,297,650

	United States — 47.8%

21,915	American Express Co.	3,699,690

1,453	Booking Holdings, Inc. *	3,259,893

73,493	BorgWarner, Inc.	2,963,238

22,658	Chevron Corp.	3,957,446

61,045	Darling Ingredients, Inc. *	4,887,873

39,398	EOG Resources, Inc.	5,395,950

14,949	Global Payments, Inc.	1,958,917

25,957	Green Plains, Inc. *	845,679

20,919	Hilton Worldwide Holdings, Inc.	2,946,650

25,948	Intercontinental Exchange, Inc.	2,656,816

1,602	Lam Research Corp.	833,088

44,052	Las Vegas Sands Corp. *	1,562,084

75,437	Lyft, Inc. – Class A *	1,333,726

2,337	Markel Corp. *	3,200,358

11,563	Micron Technology, Inc.	853,812

36,980	Raytheon Technologies Corp.	3,517,538

67,857	Sensata Technologies Holding Plc	3,259,172

69,662	US Bancorp	3,696,962

41,422	VF Corp.	2,090,154

73,033	Wells Fargo & Co.	3,342,721

	Total United States	56,261,767

	TOTAL COMMON STOCKS (COST $94,851,428)	111,867,293

	PREFERRED STOCKS (b) — 3.1%

	Brazil — 3.1%

618,456	Bradespar SA	3,719,155

	TOTAL PREFERRED STOCKS (COST $3,005,045)	3,719,155

	MUTUAL FUNDS — 1.6%

	United States — 1.6%

	Affiliated Issuers — 1.6%

372,419	GMO U.S. Treasury Fund	1,862,093

	TOTAL MUTUAL FUNDS (COST $1,864,957)	1,862,093

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

228,552	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (c)	228,552

	TOTAL SHORT-TERM INVESTMENTS (COST $228,552)	228,552

	TOTAL INVESTMENTS — 99.9% (Cost $99,949,982)	117,677,093

	Other Assets and Liabilities (net) — 0.1%	128,922

	TOTAL NET ASSETS — 100.0%	$117,806,015

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.4%

	Banks — 7.3%

5,284,749	US Bancorp	280,461,630

5,664,886	Wells Fargo & Co.	259,281,832

	Total Banks	539,743,462

	Capital Goods — 4.6%

580,052	Knorr-Bremse AG	39,649,814

1,552,303	Otis Worldwide Corp.	115,491,343

1,808,932	Safran SA	187,425,376

	Total Capital Goods	342,566,533

	Consumer Durables & Apparel — 1.1%

130,768	LVMH Moet Hennessy Louis Vuitton SE	84,427,224

	Consumer Services — 2.6%

8,508,961	Compass Group Plc	190,739,630

	Diversified Financials — 1.8%

790,246	American Express Co.	133,409,330

	Food, Beverage & Tobacco — 6.4%

4,083,863	Coca-Cola Co. (The)	258,835,237

469,598	Constellation Brands, Inc. – Class A	115,272,221

834,710	Nestle SA (Registered)	102,099,395

	Total Food, Beverage & Tobacco	476,206,853

	Health Care Equipment & Services — 15.2%

930,001	Abbott Laboratories	109,237,917

472,959	Anthem, Inc.	241,024,636

345,809	Cigna Corp.	92,777,097

1,772,590	Medtronic Plc	177,524,889

907,609	Quest Diagnostics, Inc.	127,991,021

756,480	UnitedHealth Group, Inc.	375,804,134

	Total Health Care Equipment & Services	1,124,359,694

	Household & Personal Products — 2.1%

3,280,066	Unilever Plc	158,464,757

	Media & Entertainment — 4.9%

100,003	Alphabet, Inc. – Class A *	227,530,826

698,488	Meta Platforms, Inc. – Class A *	135,255,216

	Total Media & Entertainment	362,786,042

	Pharmaceuticals, Biotechnology & Life Sciences — 10.1%

541,822	Eli Lilly & Co.	169,828,688

1,421,374	Johnson & Johnson	255,179,274

1,830,535	Merck & Co., Inc.	168,464,136

460,808	Roche Holding AG – Genusschein	157,039,188

	Total Pharmaceuticals, Biotechnology & Life Sciences	750,511,286

Shares	Description	Value ($)

	Retailing — 5.9%

10,376,132	Alibaba Group Holding Ltd *	124,619,699

53,159	Amazon.com, Inc. *	127,804,336

2,872,602	TJX Cos, Inc. (The)	182,611,309

	Total Retailing	435,035,344

	Semiconductors & Semiconductor Equipment — 10.7%

250,286	KLA Corp.	91,316,847

438,711	Lam Research Corp.	228,142,881

12,159,790	Taiwan Semiconductor Manufacturing Co Ltd	229,952,878

1,393,892	Texas Instruments, Inc.	246,384,350

	Total Semiconductors & Semiconductor Equipment	795,796,956

	Software & Services — 20.7%

731,589	Accenture Plc – Class A	218,350,053

229,102	Adobe, Inc. *	95,416,401

846,396	Amadeus IT Group SA *	52,665,856

597,726	Global Payments, Inc.	78,326,015

1,614,970	Microsoft Corp.	439,061,894

2,543,063	Oracle Corp.	182,897,091

656,524	Salesforce, Inc. *	105,201,405

2,016,664	SAP SE	202,164,430

763,534	Visa, Inc. – Class A	161,999,009

	Total Software & Services	1,536,082,154

	Technology Hardware & Equipment — 5.7%

2,266,779	Apple, Inc.	337,387,386

1,816,403	Cisco Systems, Inc.	81,828,955

	Total Technology Hardware & Equipment	419,216,341

	Transportation — 0.3%

1,230,112	Lyft, Inc. – Class A *	21,748,380

	TOTAL COMMON STOCKS (COST $4,570,644,667)	7,371,093,986

	MUTUAL FUNDS — 0.1%

	Affiliated Issuers — 0.1%

1,155,359	GMO U.S. Treasury Fund	5,776,795

	TOTAL MUTUAL FUNDS (COST $5,776,759)	5,776,795

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.3%

20,708,521	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	20,708,521

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — 0.1%

13,000,000	U.S. Treasury Bill, 1.44%, due 11/03/22 (b)	12,920,324

	TOTAL SHORT-TERM INVESTMENTS (COST $33,631,757)	33,628,845

	TOTAL INVESTMENTS — 99.9% (Cost $4,610,053,183)	7,410,499,626

	Other Assets and Liabilities (net) — 0.1%	6,292,639

	TOTAL NET ASSETS — 100.0%	$7,416,792,265

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(b)	The rate shown represents yield-to-maturity.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.8%

	Argentina — 1.1%

2,365,754	Adecoagro SA	26,283,527

	Australia — 5.4%

13,388,888	Beach Energy Ltd	16,380,707

735,000	Clean TeQ Water Ltd *	287,764

4,081,470	Fortescue Metals Group Ltd	58,924,382

6,201,772	Jupiter Mines Ltd	981,148

625,084	Mineral Resources Ltd	28,459,799

6,690,730	Perenti Global Ltd	3,189,776

3,636,764	Sandfire Resources Ltd	14,307,789

1,470,000	Sunrise Energy Metals Ltd *	3,314,375

	Total Australia	125,845,740

	Austria — 1.8%

734,483	OMV AG	42,909,213

	Brazil — 4.5%

1,832,700	Enauta Participacoes SA	9,093,027

2,707,757	Sao Martinho SA	28,709,614

611,820	SLC Agricola SA	7,061,121

1,950,100	Suzano SA	21,952,499

2,061,968	Vale SA	37,403,554

	Total Brazil	104,219,815

	Canada — 9.7%

850,200	Anaergia Inc *	5,007,701

804,700	Birchcliff Energy Ltd	7,252,702

1,641,829	Canadian Solar Inc * (a)	52,637,038

549,400	Enerflex Ltd (a)	3,409,724

1,189,300	First Quantum Minerals Ltd	34,432,673

1,617,600	Greenlane Renewables Inc * (a)	1,138,209

4,059,300	Ivanhoe Mines Ltd – Class A * (a)	30,937,781

1,614,188	Largo Inc * (a)	14,688,938

1,451,000	Li-Cycle Holdings Corp * (a)	11,825,650

187,400	Nutrien Ltd	18,213,406

363,900	Teck Resources Ltd – Class B (b)	15,087,098

139,200	Teck Resources Ltd – Class B (b)	5,782,368

166,100	Tourmaline Oil Corp (a)	10,253,459

791,100	Vermilion Energy Inc	17,119,404

	Total Canada	227,786,151

	China — 1.6%

10,394,000	China High Speed Transmission Equipment Group Co Ltd * (a)	5,945,811

3,414,000	China Oilfield Services Ltd – Class H (a)	4,019,759

5,782,000	China Water Affairs Group Ltd (a)	5,753,335

5,028,100	Guanghui Energy Co Ltd – Class A *	7,915,391

8,271,200	Xinjiang Goldwind Science & Technology Co Ltd – Class H	13,530,345

	Total China	37,164,641

Shares	Description	Value ($)

	Colombia — 0.2%

6,421,050	Ecopetrol SA	5,313,972

	Denmark — 1.0%

936,700	Vestas Wind Systems A/S	23,925,413

	Finland — 0.4%

309,086	Kemira Oyj	4,222,172

127,268	Neste Oyj	5,845,793

	Total Finland	10,067,965

	France — 1.2%

537,461	Technip Energies NV (a)	6,959,810

657,118	Veolia Environnement SA	18,390,264

58,741	Vilmorin & Cie SA	2,723,165

	Total France	28,073,239

	Hungary — 1.0%

3,225,573	MOL Hungarian Oil & Gas Plc	23,142,814

	India — 1.6%

14,187,843	Oil & Natural Gas Corp Ltd	27,723,934

3,461,660	Oil India Ltd	10,690,056

	Total India	38,413,990

	Israel — 0.7%

79,361	Delek Group Ltd *	12,604,644

78,367	Equital Ltd *	2,814,651

123,109	Naphtha Israel Petroleum Corp Ltd *	946,383

	Total Israel	16,365,678

	Japan — 3.1%

300,300	Ebara Corp	12,897,956

3,575,800	Inpex Corp (a)	45,881,176

111,400	Japan Petroleum Exploration Co Ltd	2,708,066

522,900	Mitsubishi Materials Corp	8,041,286

66,700	Nittetsu Mining Co Ltd	3,035,762

	Total Japan	72,564,246

	Mexico — 2.6%

12,235,140	Grupo Mexico SAB de CV – Series B	60,409,469

	Netherlands — 0.2%

243,042	SBM Offshore NV	3,938,684

	Norway — 3.2%

1,340,581	Austevoll Seafood ASA	18,032,572

4,089,354	DNO ASA	7,493,504

1,177,655	Equinor ASA	44,688,177

245,479	TGS ASA	4,049,289

	Total Norway	74,263,542

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Pakistan — 0.2%

4,139,800	Fauji Fertilizer Co Ltd	2,379,123

595,518	Pakistan Oilfields Ltd	1,200,259

	Total Pakistan	3,579,382

	Poland — 0.8%

12,976,795	Polskie Gornictwo Naftowe i Gazownictwo SA	18,190,432

	Portugal — 2.6%

4,687,545	Galp Energia SGPS SA	61,201,300

	Russia — 0.8%

3,574,704	Gazprom Neft PJSC (c)	1,672,648

14,145,410	Gazprom PJSC (c)	4,635,299

248,399	LUKOIL PJSC Sponsored ADR (c)	1,120,969

2,329,179	MMC Norilsk Nickel PJSC ADR (c)	5,225,124

6,533	PhosAgro PJSC GDR * (c) (d)	17,240

1,014,296	PhosAgro PJSC GDR (Registered) (c)	2,676,614

601,778	Ros Agro Plc GDR (Registered) (c)	525,589

3,476,399	Tatneft PJSC (c)	1,520,197

	Total Russia	17,393,680

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (a) (c)	—

	South Africa — 2.7%

586,743	African Rainbow Minerals Ltd	9,743,297

1,780,208	Impala Platinum Holdings Ltd	24,271,112

232,911	Sasol Ltd *	6,091,466

7,359,108	Sibanye Stillwater Ltd	23,830,976

	Total South Africa	63,936,851

	South Korea — 0.1%

4,718	Young Poong Corp	2,563,153

	Spain — 1.2%

1,698,073	Repsol SA	27,247,878

	Switzerland — 0.1%

25,900	Gurit Holding AG (a)	2,900,478

	Turkey — 0.3%

4,206,748	Koza Anadolu Metal Madencilik Isletmeleri AS *	7,702,222

	Ukraine — 0.1%

501,341	Kernel Holding SA	3,170,356

	United Kingdom — 12.0%

9,340,771	BP Plc	50,763,079

1,445,756	Central Asia Metals Plc	4,711,906

4,414,551	Ferrexpo Plc	9,753,073

13,387,744	Glencore Plc	88,299,918

1,862,086	John Wood Group Plc *	5,555,485

1,574,861	Serica Energy Plc	5,163,507

Shares	Description	Value ($)

	United Kingdom — continued

3,965,244	Shell Plc	117,275,873

	Total United Kingdom	281,522,841

	United States — 29.6%

1,245,717	Aemetis, Inc. *	10,102,765

363,900	AGCO Corp.	46,626,507

988,100	Ameresco, Inc. – Class A *	58,021,232

185,900	Baker Hughes Co. – Class A	6,688,682

85,700	California Resources Corp.	3,742,519

5,983,966	Clean Energy Fuels Corp. *	33,091,332

710,900	Darling Ingredients, Inc. *	56,921,763

56,300	Deere & Co.	20,143,014

806,382	Freeport-McMoRan, Inc.	31,513,408

1,047,524	GrafTech International Ltd.	9,092,508

708,900	Green Plains, Inc. * (a)	23,095,962

429,100	Hess Corp.	52,809,337

15,135,901	Kosmos Energy Ltd. *	117,151,874

1,458,800	Livent Corp. *	46,375,252

513,343	Montauk Renewables, Inc. *	6,637,525

564,321	Mosaic Co. (The)	35,354,711

200,500	Northern Oil and Gas, Inc.	6,554,345

190,400	PotlatchDeltic Corp. (REIT)	9,988,384

181,824	SolarEdge Technologies, Inc. *	49,599,769

2,429,666	Sunrun, Inc. * (a)	63,462,876

620,332	TechnipFMC Plc *	5,111,536

	Total United States	692,085,301

	TOTAL COMMON STOCKS (COST $1,865,503,058)	2,102,181,973

	PREFERRED STOCKS (e) — 9.3%

	Brazil — 7.2%

16,124,618	Bradespar SA	96,967,225

11,459,381	Petroleo Brasileiro SA	72,480,877

	Total Brazil	169,448,102

	Chile — 2.0%

432,495	Sociedad Quimica y Minera de Chile SA Sponsored ADR	45,917,994

	Russia — 0.1%

20,237,584	Surgutneftegas PJSC (c)	798,167

7,494,797	Tatneft PJSC (c)	2,953,010

	Total Russia	3,751,177

	TOTAL PREFERRED STOCKS (COST $220,976,824)	219,117,273

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, due 04/16/23 * (a) (c)	1

	TOTAL RIGHTS/WARRANTS (COST $0)	1

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.2%

4,563,167	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (f)	4,563,167

	U.S. Government — 0.6%

6,000,000	U.S. Treasury Bill, 1.51%, due 11/17/22 (g)	5,958,173

8,700,000	U.S. Treasury Bill, 2.06%, due 05/18/23 (g)	8,529,982

	Total U.S. Government	14,488,155

	TOTAL SHORT-TERM INVESTMENTS (COST $19,053,395)	19,051,322

	TOTAL INVESTMENTS — 99.9% (Cost $2,105,533,277)	2,340,350,569

	Other Assets and Liabilities (net) — 0.1%	1,281,186

	TOTAL NET ASSETS — 100.0%	$2,341,631,755

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2022

PhosAgro PJSC GDR	04/20/22	$93,496	0.00%	$17,240

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(g)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.4%

	Australia — 4.1%

6,116	Accent Group Ltd	5,854

19,303	BlueScope Steel Ltd	250,300

8,017	CSR Ltd	26,798

6,426	GrainCorp Ltd – Class A	45,260

248	JB Hi-Fi Ltd	8,175

3,625	Metcash Ltd	11,181

1,303	Mineral Resources Ltd	59,325

13,223	Rio Tinto Ltd	1,081,870

11,824	Sandfire Resources Ltd	46,518

4,304	Sims Ltd	54,172

3,858	Woodside Energy Group Ltd	81,390

	Total Australia	1,670,843

	Belgium — 1.1%

861	Bekaert SA	34,776

3,648	KBC Group NV	228,032

2,091	UCB SA	184,483

	Total Belgium	447,291

	Brazil — 0.7%

4,400	Banco do Brasil SA	33,904

1,400	Cia Paranaense de Energia Sponsored ADR	10,654

31,200	Marfrig Global Foods SA	102,609

12,200	MRV Engenharia e Participacoes SA	24,798

34,600	TIM SA	104,836

900	TIM SA ADR	13,428

	Total Brazil	290,229

	Chile — 0.0%

9,864	Cencosud SA	15,811

	China — 2.1%

29,500	BAIC Motor Corp Ltd – Class H	9,466

135,000	Bank of Communications Co Ltd – Class H	91,944

20,000	China Everbright Bank Co Ltd – Class H	6,569

44,000	China Everbright Environment Group Ltd	26,451

11,000	China Lesso Group Holdings Ltd	14,124

49,000	China Medical System Holdings Ltd	72,406

248,000	China Railway Group Ltd – Class H	171,407

68,500	China Resources Pharmaceutical Group Ltd	37,831

92,000	Dongfeng Motor Group Co Ltd – Class H	72,252

10,500	Kingboard Holdings Ltd	50,236

12,000	Kunlun Energy Co Ltd	10,285

42,000	Lenovo Group Ltd	41,383

59,000	Metallurgical Corp of China Ltd – Class H	14,887

70,000	PICC Property & Casualty Co Ltd – Class H	67,785

37,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	60,731

196,000	Skyworth Group Ltd	100,002

16,000	Tianneng Power International Ltd	15,292

	Total China	863,051

Shares	Description	Value ($)

	Denmark — 0.1%

1,228	Scandinavian Tobacco Group A/S	26,379

	Finland — 0.3%

3,446	Kesko Oyj – B Shares	86,277

6,349	Outokumpu Oyj	36,656

1,064	Stora Enso Oyj – R Shares	20,640

	Total Finland	143,573

	France — 9.2%

554	Alten SA	73,955

1,003	APERAM SA	41,536

10,146	BNP Paribas SA	580,712

15,190	Cie de Saint-Gobain	900,369

5,437	Derichebourg SA	43,854

262	Euroapi SA *	3,808

1,892	Ipsen SA	189,438

669	IPSOS	32,501

385	Kaufman & Broad SA	11,878

2,281	Publicis Groupe SA	124,945

1,207	Quadient SA	25,163

6,019	Sanofi	644,080

1,366	Schneider Electric SE	189,726

565	Societe BIC SA	32,287

17,634	Societe Generale SA	475,193

9,900	STMicroelectronics NV – NY Shares	396,792

2,457	Television Francaise 1	20,379

	Total France	3,786,616

	Germany — 4.9%

132	Aurubis AG	12,469

4,989	Bayerische Motoren Werke AG	433,438

84	Hornbach Holding AG & Co KGaA	10,606

9,044	Kloeckner & Co SE *	112,630

8,503	Mercedes-Benz Group AG	605,919

3,559	Merck KGaA	671,045

662	RTL Group SA *	30,687

626	Volkswagen AG	141,895

	Total Germany	2,018,689

	Hong Kong — 0.8%

2,500	ASM Pacific Technology Ltd	22,762

6,000	CK Asset Holdings Ltd	39,121

11,200	Dah Sing Banking Group Ltd	9,725

51,000	IGG Inc	20,593

4,000	Johnson Electric Holdings Ltd	5,209

1,000	Sun Hung Kai Properties Ltd	12,226

5,300	VTech Holdings Ltd	39,604

260,500	WH Group Ltd	199,196

	Total Hong Kong	348,436

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Hungary — 0.0%

3,883	Magyar Telekom Telecommunications Plc	3,960

150	Richter Gedeon Nyrt	2,934

	Total Hungary	6,894

	India — 0.6%

30,176	ITC Ltd	105,014

11,202	Oil & Natural Gas Corp Ltd	21,889

1,169	Rajesh Exports Ltd	8,109

61,020	REC Ltd	93,622

	Total India	228,634

	Ireland — 0.5%

16,116	Bank of Ireland Group Plc	108,881

1,123	Kingspan Group Plc	92,452

	Total Ireland	201,333

	Italy — 2.3%

10,114	Anima Holding SPA	48,760

3,466	Arnoldo Mondadori Editore SPA	6,891

1,731	Banca IFIS SPA	31,587

6,726	Banco BPM SPA	23,494

1,005	Esprinet SPA	8,788

7,318	EXOR NV	540,518

6,753	Italgas SPA	43,608

1,959	Leonardo SPA *	21,093

162	Poste Italiane SPA	1,755

128	Sesa SPA	17,645

6,980	Stellantis NV	104,722

209	Telecom Italia SPA – RSP	64

1,044	Unieuro SPA	20,005

15,706	Unipol Gruppo SPA	84,049

	Total Italy	952,979

	Japan — 22.5%

41,200	Asahi Kasei Corp	332,878

9,500	Brother Industries Ltd	174,846

32,700	Canon Inc	830,443

2,700	Daiwa House Industry Co Ltd	65,027

3,800	Daiwabo Holdings Co Ltd	50,737

1,200	Dexerials Corp	40,119

1,400	FUJIFILM Holdings Corp	77,111

1,300	Fujitsu Ltd	195,199

2,600	Hitachi Ltd	134,905

31,500	ITOCHU Corp	903,594

50,200	Japan Tobacco Inc	913,737

30,000	KDDI Corp	1,046,583

67,400	Marubeni Corp	706,575

9,400	Mitsubishi Corp	324,412

70,300	Mitsubishi UFJ Financial Group Inc	399,937

22,000	Mitsui & Co Ltd	552,608

1,000	Nichias Corp	17,504

Shares	Description	Value ($)

	Japan — continued

31,400	Nippon Telegraph & Telephone Corp	959,345

5,900	Panasonic Holdings Corp	54,136

700	Sega Sammy Holdings Inc	12,978

1,800	Seiko Epson Corp	30,133

6,900	Sekisui Chemical Co Ltd	98,698

12,100	Sekisui House Ltd	214,990

15,020	Sojitz Corp	238,186

84,400	Sumitomo Chemical Co Ltd	348,873

2,500	Sumitomo Forestry Co Ltd	38,355

200	Tokyo Electron Ltd	91,677

8,500	Toyota Tsusho Corp	324,460

2,200	Yamaha Motor Co Ltd	44,521

	Total Japan	9,222,567

	Malta — 0.0%

1,718,063	BGP Holdings Plc (a)	2

	Mexico — 0.1%

3,500	Arca Continental SAB de CV	23,623

	Netherlands — 6.3%

28,534	Koninklijke Ahold Delhaize NV	786,834

9,207	NN Group NV	456,313

940	PostNL NV	3,198

13,163	Randstad NV	740,603

6,652	Signify NV	265,238

3,377	Wolters Kluwer NV	333,214

	Total Netherlands	2,585,400

	Norway — 4.1%

23,917	Equinor ASA	907,572

760	Kongsberg Gruppen ASA	27,185

88,939	Norsk Hydro ASA	713,669

1,503	SpareBank 1 Nord Norge	14,935

879	SpareBank 1 SR-Bank ASA	11,220

4,556	XXL ASA	4,968

	Total Norway	1,679,549

	Poland — 0.1%

233	Asseco Poland SA	4,206

23,098	Polskie Gornictwo Naftowe i Gazownictwo SA	32,378

	Total Poland	36,584

	Portugal — 0.8%

4,967	Galp Energia SGPS SA	64,850

12,030	Jeronimo Martins SGPS SA	245,929

32,101	Sonae SGPS SA	38,055

	Total Portugal	348,834

	Russia — 0.0%

833	QIWI Plc Sponsored ADR (a)	375

9,800	Surgutneftegas PJSC (a)	243

	Total Russia	618

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Singapore — 3.6%

38,299	DBS Group Holdings Ltd	863,456

1,100	Jardine Cycle & Carriage Ltd	23,516

20,000	Keppel Corp Ltd	100,123

68,400	Wilmar International Ltd	208,101

223,700	Yangzijiang Financial Holding Ltd *	81,639

272,000	Yangzijiang Shipbuilding Holdings Ltd	183,216

16,000	Yanlord Land Group Ltd	13,032

	Total Singapore	1,473,083

	South Africa — 0.2%

4,189	Aspen Pharmacare Holdings Ltd	43,209

11,423	Netcare Ltd	11,135

6,632	Pepkor Holdings Ltd	9,262

2,988	Truworths International Ltd	10,405

	Total South Africa	74,011

	South Korea — 2.0%

15,729	BNK Financial Group Inc	100,259

505	DB Insurance Co Ltd	26,411

4,624	DGB Financial Group Inc	32,481

806	E-MART Inc	75,237

11,414	Hanwha Life Insurance Co Ltd *	24,191

1,247	Kia Corp	86,026

4,159	KT&G Corp	285,373

2	LG Electronics Inc	169

1,272	LOTTE Fine Chemical Co Ltd	85,902

360	LX Semicon Co Ltd	36,732

1,945	Meritz Securities Co Ltd	9,531

494	SL Corp	12,413

828	Youngone Corp	30,894

	Total South Korea	805,619

	Spain — 5.5%

333	Acciona SA	64,215

23,068	Acerinox SA	299,288

172,545	Banco Bilbao Vizcaya Argentaria SA	944,213

646,320	Banco de Sabadell SA	579,710

20,177	Banco Santander SA	65,450

480	Ebro Foods SA	8,510

3,130	Industria de Diseno Textil SA	75,448

277	Mediaset Espana Comunicacion SA *	1,207

9,547	Repsol SA	153,195

6,770	Telefonica SA	36,810

50,633	Unicaja Banco SA	50,568

	Total Spain	2,278,614

	Sweden — 0.4%

2,995	Investor AB – A Shares	62,519

5,137	SSAB AB – A Shares	31,743

3,560	Svenska Cellulosa AB SCA – Class B	64,617

	Total Sweden	158,879

Shares	Description	Value ($)

	Switzerland — 6.2%

92	ALSO Holding AG (Registered)	18,937

676	Cie Financiere Richemont SA – Class A (Registered)	75,232

5,664	Novartis AG (Registered)	514,517

400	Novartis AG Sponsored ADR	36,376

85	Roche Holding AG	33,224

4,031	Roche Holding AG – Genusschein	1,373,728

25,904	UBS Group AG (Registered)	488,515

165	Vetropack Holding AG (Registered)	6,872

	Total Switzerland	2,547,401

	Taiwan — 1.3%

22,000	Asustek Computer Inc	257,576

18,000	Chipbond Technology Corp	42,893

9,000	Mitac Holdings Corp	8,660

1,000	Phison Electronics Corp	13,529

75,000	Pou Chen Corp	80,491

7,800	Ruentex Industries Ltd	22,685

113,000	Yuanta Financial Holding Co Ltd	94,324

	Total Taiwan	520,158

	Thailand — 0.5%

93,200	AP Thailand Pcl NVDR	30,497

4,700	Kasikornbank Pcl NVDR	20,162

176,600	Krung Thai Bank Pcl NVDR	77,871

649,600	Sansiri Pcl NVDR	21,621

120,500	Thai Union Group Pcl NVDR	60,497

	Total Thailand	210,648

	Turkey — 1.2%

94,476	Akbank TAS	47,944

28,807	Arcelik AS	136,660

3,483	Dogus Otomotiv Servis ve Ticaret AS	14,749

87,908	Haci Omer Sabanci Holding AS	113,945

27,480	KOC Holding AS	67,280

16,073	Tofas Turk Otomobil Fabrikasi AS	74,265

21,890	Turk Telekomunikasyon AS	13,058

117,644	Yapi ve Kredi Bankasi AS	33,077

	Total Turkey	500,978

	United Kingdom — 14.9%

21,335	3i Group Plc	341,189

67,550	Barratt Developments Plc	429,760

6,425	Bellway Plc	188,917

11,300	BP Plc Sponsored ADR	365,781

7,819	British American Tobacco Plc	344,858

21,300	British American Tobacco Plc Sponsored ADR	942,312

323,783	BT Group Plc	763,154

10,058	Coca-Cola HBC AG	221,591

23,700	GSK Plc	1,040,430

30,378	Imperial Brands Plc	685,935

7,384	Investec Plc	44,801

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

50,651	Kingfisher Plc	168,212

297	Morgan Sindall Group Plc	7,803

1,986	Next Plc	162,358

1,015	Ninety One Plc	2,881

9,972	Persimmon Plc	273,544

1,901	Plus500 Ltd	37,330

14,925	Redrow Plc	100,042

45	Royal Mail Plc	176

6,565	Spirent Communications Plc	19,226

	Total United Kingdom	6,140,300

	TOTAL COMMON STOCKS (COST $37,205,127)	39,607,626

	PREFERRED STOCKS (b) — 0.5%

	Brazil — 0.3%

70,200	Cia Paranaense de Energia – Class B	108,862

	Germany — 0.2%

834	Bayerische Motoren Werke AG	65,436

186	Draegerwerk AG & Co KGaA	9,817

	Total Germany	75,253

	South Korea — 0.0%

302	LG Electronics Inc	13,300

	TOTAL PREFERRED STOCKS (COST $178,289)	197,415

Shares	Description	Value ($)

	MUTUAL FUNDS — 3.8%

	United States — 3.8%

	Affiliated Issuers — 3.8%

310,216	GMO U.S. Treasury Fund	1,551,079

	TOTAL MUTUAL FUNDS (COST $1,553,590)	1,551,079

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

162,388	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (c)	162,388

	TOTAL SHORT-TERM INVESTMENTS (COST $162,388)	162,388

	TOTAL INVESTMENTS — 101.1% (Cost $39,099,394)	41,518,508

	Other Assets and Liabilities (net) — (1.1%)	(456,954)

	TOTAL NET ASSETS — 100.0%	$41,061,554

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
6	MSCI EAFE	June 2022	$611,100	$(22,485)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2022.

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Automobiles & Components — 0.1%

7,314	Dana, Inc.	121,120

9,200	Standard Motor Products, Inc.	367,540

	Total Automobiles & Components	488,660

	Banks — 0.5%

38,192	Associated Banc-Corp.	790,574

4,300	Atlantic Union Bankshares Corp.	151,618

7,200	Farmers National Banc Corp.	111,816

5,649	Flagstar Bancorp, Inc.	217,656

8,900	Hanmi Financial Corp.	207,726

30,300	Radian Group, Inc.	651,753

3,300	Towne Bank	97,284

2,500	US Bancorp	132,675

	Total Banks	2,361,102

	Capital Goods — 6.3%

7,200	3M Co.	1,074,888

3,300	Allison Transmission Holdings, Inc.	132,033

6,500	Ametek, Inc.	789,555

5,300	Applied Industrial Technologies, Inc.	548,073

6,200	Atkore, Inc. *	675,304

5,547	Boise Cascade Co.	428,894

5,702	Carlisle Cos., Inc.	1,450,760

61,353	Carrier Global Corp.	2,411,786

5,200	Caterpillar, Inc.	1,122,420

2,100	Eaton Corp Plc	291,060

2,400	Encore Wire Corp.	300,048

74,943	Fortive Corp.	4,629,229

3,600	Fortune Brands Home & Security, Inc.	249,660

2,500	ITT, Inc.	184,550

8,600	JELD-WEN Holding, Inc. *	161,938

300	Lockheed Martin Corp.	132,033

13,300	MRC Global, Inc. *	148,827

27,083	Mueller Industries, Inc.	1,458,420

1,400	MYR Group, Inc. *	128,254

14,700	Otis Worldwide Corp.	1,093,680

45,317	Textron, Inc.	2,958,747

17,748	Trane Technologies Plc	2,450,289

11,836	UFP Industries, Inc.	913,739

7,115	WW Grainger, Inc.	3,465,503

	Total Capital Goods	27,199,690

	Commercial & Professional Services — 1.2%

63,900	ACCO Brands Corp.	481,806

9,600	Deluxe Corp.	229,728

2,700	Heidrick & Struggles International, Inc.	93,312

11,200	ICF International, Inc.	1,144,752

9,400	Kforce, Inc.	617,392

2,100	Korn Ferry	129,066

12,800	Republic Services, Inc.	1,713,152

Shares	Description	Value ($)

	Commercial & Professional Services — continued

19,300	Resources Connection, Inc.	356,471

19,644	Steelcase, Inc. – Class A	240,835

3,000	TrueBlue, Inc. *	66,060

	Total Commercial & Professional Services	5,072,574

	Consumer Durables & Apparel — 4.7%

37,300	Acushnet Holdings Corp.	1,518,110

17,626	DR Horton, Inc.	1,324,594

29,000	Ethan Allen Interiors, Inc.	674,540

44,741	Garmin Ltd.	4,725,544

41,681	La-Z-Boy, Inc.	1,064,116

1,700	Lennar Corp. – Class A	136,425

3,000	Lennar Corp. – Class B	201,510

3,500	M/I Homes, Inc. *	163,625

6,200	MasterCraft Boat Holdings, Inc. *	145,080

10,668	MDC Holdings, Inc.	407,304

9,800	Meritage Homes Corp. *	836,038

5,300	Movado Group, Inc.	179,829

6,200	NIKE, Inc. – Class B	736,870

59,100	Taylor Morrison Home Corp. *	1,712,127

133,352	TRI Pointe Homes, Inc. *	2,809,727

19,400	Vista Outdoor, Inc. *	747,676

15,800	Whirlpool Corp.	2,910,992

	Total Consumer Durables & Apparel	20,294,107

	Consumer Services — 0.3%

1,300	Graham Holdings Co. – Class B	796,926

55,275	Perdoceo Education Corp. *	603,050

	Total Consumer Services	1,399,976

	Diversified Financials — 7.0%

5,100	American Express Co.	860,982

12,500	Ameriprise Financial, Inc.	3,453,375

65,500	Bank of New York Mellon Corp. (The)	3,052,955

6,100	Berkshire Hathaway, Inc. – Class B *	1,927,478

14,500	Capital One Financial Corp.	1,853,970

10,500	Discover Financial Services	1,191,645

27,300	Donnelley Financial Solutions, Inc. *	849,303

29,043	Enova International, Inc. *	917,178

92,400	Intercontinental Exchange, Inc.	9,460,836

30,900	KKR & Co., Inc.	1,693,629

2,200	MSCI, Inc. – Class A	973,170

3,700	Nelnet, Inc. – Class A	313,353

2,200	Oppenheimer Holdings, Inc. – Class A	78,562

3,247	PROG Holdings, Inc. *	94,780

9,070	Raymond James Financial, Inc.	893,304

36,923	State Street Corp.	2,676,548

2,900	Victory Capital Holdings, Inc. – Class A	82,012

	Total Diversified Financials	30,373,080

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Energy — 6.8%

1,100	Chesapeake Energy Corp.	107,118

54,000	Chevron Corp.	9,431,640

13,800	ConocoPhillips	1,550,568

13,000	Devon Energy Corp.	973,700

73,900	Exxon Mobil Corp.	7,094,400

4,400	Gulfport Energy Corp. *	425,700

65,000	Hess Corp.	7,999,550

16,900	Phillips 66	1,703,689

41,200	Southwestern Energy Co. *	375,744

	Total Energy	29,662,109

	Food & Staples Retailing — 3.9%

7,600	Costco Wholesale Corp.	3,543,272

143,245	Kroger Co. (The)	7,587,688

12,400	SpartanNash Co.	426,684

37,000	Walmart, Inc.	4,759,310

9,300	Weis Markets, Inc.	683,736

	Total Food & Staples Retailing	17,000,690

	Food, Beverage & Tobacco — 5.2%

39,400	General Mills, Inc.	2,752,090

39,600	Hershey Co. (The)	8,383,716

19,700	Kraft Heinz Co. (The)	745,251

20,300	PepsiCo, Inc.	3,405,325

50,700	Tyson Foods, Inc. – Class A	4,543,227

40,865	Universal Corp.	2,602,283

15,300	Vector Group Ltd.	188,343

	Total Food, Beverage & Tobacco	22,620,235

	Health Care Equipment & Services — 4.1%

35,841	AmerisourceBergen Corp.	5,547,828

12,100	Anthem, Inc.	6,166,281

14,400	Cigna Corp.	3,863,376

6,481	McKesson Corp.	2,130,240

	Total Health Care Equipment & Services	17,707,725

	Household & Personal Products — 0.7%

16,818	Colgate-Palmolive Co.	1,325,427

10,500	Procter & Gamble Co. (The)	1,552,740

	Total Household & Personal Products	2,878,167

	Insurance — 3.3%

30,286	Allstate Corp. (The)	4,139,793

45,500	CNO Financial Group, Inc.	935,935

23,615	First American Financial Corp.	1,430,833

99,700	Genworth Financial, Inc. – Class A *	403,785

11,000	Marsh & McLennan Cos., Inc.	1,759,450

28,000	MetLife, Inc.	1,886,920

17,400	Progressive Corp. (The)	2,077,212

31,163	Stewart Information Services Corp.	1,729,235

500	Travelers Cos., Inc. (The)	89,520

	Total Insurance	14,452,683

Shares	Description	Value ($)

	Materials — 3.0%

20,800	AdvanSix, Inc.	963,664

18,169	Avient Corp.	893,915

6,500	DuPont de Nemours, Inc.	441,025

2,200	Greif, Inc. – Class A	130,834

51,400	Huntsman Corp.	1,863,250

4,073	NewMarket Corp.	1,342,135

25,859	Nucor Corp.	3,425,283

16,896	Reliance Steel & Aluminum Co.	3,284,582

2,600	Ryerson Holding Corp.	78,364

6,374	Stepan Co.	714,589

	Total Materials	13,137,641

	Media & Entertainment — 4.3%

2,800	Alphabet, Inc. – Class A *	6,370,672

2,573	Alphabet, Inc. – Class C *	5,868,447

2,300	AMC Networks, Inc. – Class A *	90,298

35,400	Cars.com, Inc. *	366,390

40,033	Comcast Corp. – Class A	1,772,661

23,642	Electronic Arts, Inc.	3,277,964

2,600	Meta Platforms, Inc. – Class A *	503,464

17,018	TEGNA, Inc.	372,694

	Total Media & Entertainment	18,622,590

	Pharmaceuticals, Biotechnology & Life Sciences — 6.8%

43,441	Bristol-Myers Squibb Co.	3,277,623

12,600	Gilead Sciences, Inc.	817,110

58,200	Johnson & Johnson	10,448,646

122,250	Merck & Co., Inc.	11,250,668

60,876	Pfizer, Inc.	3,228,863

7,895	Prestige Consumer Healthcare, Inc. *	440,699

	Total Pharmaceuticals, Biotechnology & Life Sciences	29,463,609

	Real Estate — 1.9%

89,200	CBRE Group, Inc. – Class A *	7,389,328

800	Jones Lang LaSalle, Inc. *	157,856

76,920	Realogy Holdings Corp. *	952,270

	Total Real Estate	8,499,454

	Retailing — 9.1%

4,900	1-800-Flowers.com, Inc. – Class A *	47,824

11,200	Academy Sports & Outdoors, Inc.	375,312

1,174	Amazon.com, Inc. *	2,822,519

766	AutoNation, Inc. *	91,583

1,700	AutoZone, Inc. *	3,501,405

800	Boot Barn Holdings, Inc. *	64,560

74,800	eBay, Inc.	3,640,516

40,400	Genuine Parts Co.	5,523,892

7,754	Group 1 Automotive, Inc.	1,392,541

5,900	Haverty Furniture Cos., Inc.	166,734

7,700	Home Depot, Inc. (The)	2,331,175

28,015	Lowe’s Cos., Inc.	5,471,329

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Retailing — continued

37,800	Macy’s, Inc.	893,970

6,167	Murphy U.S.A., Inc.	1,536,323

2,300	O’Reilly Automotive, Inc. *	1,465,491

13,496	Penske Automotive Group, Inc.	1,553,929

93,478	Qurate Retail, Inc. – Series A	337,456

10,800	Shoe Carnival, Inc.	294,408

35,700	Signet Jewelers Ltd.	2,127,720

29,504	Target Corp.	4,776,108

30,800	Tilly’s, Inc. – Class A	255,024

1,900	Tractor Supply Co.	355,984

1,000	Ulta Beauty, Inc. *	423,100

	Total Retailing	39,448,903

	Semiconductors & Semiconductor Equipment — 5.9%

2,100	Axcelis Technologies, Inc. *	130,326

5,992	Cirrus Logic, Inc. *	488,588

184,943	Intel Corp.	8,215,168

19,400	Kulicke & Soffa Industries, Inc.	1,050,898

3,000	Microchip Technology, Inc.	217,950

27,700	NVIDIA Corp.	5,172,144

1,500	NXP Semiconductors NV	284,640

49,800	ON Semiconductor Corp. *	3,021,864

49,000	QUALCOMM, Inc.	7,017,780

	Total Semiconductors & Semiconductor Equipment	25,599,358

	Software & Services — 8.5%

22,200	Accenture Plc – Class A	6,625,812

14,722	Cadence Design Systems, Inc. *	2,263,213

1,321	Intuit, Inc.	547,502

77,619	Microsoft Corp.	21,102,277

19,674	Synopsys, Inc. *	6,279,941

	Total Software & Services	36,818,745

	Technology Hardware & Equipment — 11.7%

174,224	Apple, Inc.	25,931,500

5,800	Arista Networks, Inc. *	593,224

23,137	Arrow Electronics, Inc. *	2,791,479

21,322	Avnet, Inc.	1,033,051

10,552	Cisco Systems, Inc.	475,368

5,100	CTS Corp.	207,417

65,700	Dell Technologies – Class C	3,281,058

14,100	Flex Ltd. *	240,687

105,300	Hewlett Packard Enterprise Co.	1,642,680

268,144	HP, Inc.	10,414,713

10,500	Keysight Technologies, Inc. *	1,528,800

30,200	Knowles Corp. *	580,444

3,300	Methode Electronics, Inc.	148,665

13,300	Super Micro Computer, Inc. *	665,798

7,419	TE Connectivity Ltd.	959,944

15,695	Xerox Holdings Corp.	295,380

	Total Technology Hardware & Equipment	50,790,208

Shares	Description	Value ($)

	Telecommunication Services — 3.2%

318,000	AT&T, Inc.	6,770,220

4,800	United States Cellular Corp. *	147,408

133,240	Verizon Communications, Inc.	6,833,880

	Total Telecommunication Services	13,751,508

	Transportation — 0.1%

25,600	Schneider National, Inc. – Class B	617,984

	TOTAL COMMON STOCKS (COST $411,507,141)	428,260,798

	MUTUAL FUNDS — 1.1%

	Affiliated Issuers — 1.1%

930,256	GMO U.S. Treasury Fund	4,651,281

	TOTAL MUTUAL FUNDS (COST $4,659,664)	4,651,281

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

784,011	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	784,011

	TOTAL SHORT-TERM INVESTMENTS (COST $784,011)	784,011

	TOTAL INVESTMENTS — 99.9% (Cost $416,950,816)	433,696,090

	Other Assets and Liabilities (net) — 0.1%	486,304

	TOTAL NET ASSETS — 100.0%	$434,182,394

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
16	S&P 500 E-Mini	June 2022	$3,305,000	$(386,879)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.5%

	Automobiles & Components — 0.2%

11,700	Standard Motor Products, Inc.	467,415

	Banks — 9.5%

10,306	1st Source Corp.	484,588

19,725	Amalgamated Financial Corp.	428,624

2,648	Arrow Financial Corp.	87,728

179,799	Associated Banc-Corp.	3,721,839

9,000	BCB Bancorp, Inc.	181,530

3,700	Camden National Corp.	163,762

7,200	Central Valley Community Bancorp	120,960

4,670	Civista Bancshares, Inc.	99,705

7,567	CNB Financial Corp.	190,159

8,996	Community Trust Bancorp, Inc.	378,282

2,704	Enterprise Financial Services Corp.	125,222

8,500	Farmers National Banc Corp.	132,005

13,204	Financial Institutions, Inc.	371,693

6,905	First Community Bankshares, Inc.	198,864

6,498	First Financial Bancorp	136,328

7,500	First Financial Corp.	337,350

94,812	Flagstar Bancorp, Inc.	3,653,106

26,289	Hanmi Financial Corp.	613,585

93,400	Hope Bancorp, Inc.	1,361,772

14,900	Horizon Bancorp, Inc.	267,753

14,791	Independent Bank Corp.	293,010

3,300	LCNB Corp.	52,239

3,836	Mercantile Bank Corp.	126,780

1,800	Midland States Bancorp, Inc.	48,384

4,800	MidWestOne Financial Group, Inc.	146,064

61,580	OFG Bancorp	1,745,177

8,100	QCR Holdings, Inc.	448,902

134,800	Radian Group, Inc.	2,899,548

3,395	RBB Bancorp	72,857

2,013	Republic Bancorp, Inc. – Class A	92,497

27,696	Towne Bank	816,478

9,186	TriCo Bancshares	416,493

7,429	Univest Financial Corp.	196,869

33,867	Waterstone Financial, Inc.	585,560

	Total Banks	20,995,713

	Capital Goods — 9.0%

42,500	Allison Transmission Holdings, Inc.	1,700,425

1,000	American Woodmark Corp. *	52,080

20,871	Applied Industrial Technologies, Inc.	2,158,270

22,800	Boise Cascade Co.	1,762,896

3,081	Ducommun, Inc. *	140,648

1,900	Encore Wire Corp.	237,538

1,500	Global Industrial Co.	51,405

1,800	Griffon Corp.	57,726

20,370	Hyster-Yale Materials Handling, Inc.	752,671

12,647	Insteel Industries, Inc.	523,712

Shares	Description	Value ($)

	Capital Goods — continued

67,900	JELD-WEN Holding, Inc. *	1,278,557

3,668	Miller Industries, Inc.	90,526

22,319	Moog, Inc. – Class A	1,816,543

64,300	MRC Global, Inc. *	719,517

3,400	MSC Industrial Direct Co., Inc. – Class A	288,762

49,655	Mueller Industries, Inc.	2,673,922

11,700	NOW, Inc. *	129,168

11,352	Park-Ohio Holdings Corp.	176,864

2,496	Preformed Line Products Co.	154,727

58,595	Primoris Services Corp.	1,422,687

735	Resideo Technologies, Inc. *	17,361

7,200	Tennant Co.	448,128

33,126	Tutor Perini Corp. *	335,898

26,419	UFP Industries, Inc.	2,039,547

19,448	Vectrus, Inc. *	696,627

3,600	Wabash National Corp.	55,260

	Total Capital Goods	19,781,465

	Commercial & Professional Services — 6.4%

218,849	ACCO Brands Corp.	1,650,122

16,600	CBIZ, Inc. *	679,936

43,979	Deluxe Corp.	1,052,418

6,300	DLH Holdings Corp. *	104,265

10,900	Ennis, Inc.	197,835

112,785	GEO Group, Inc. (The) (REIT) *	801,901

17,471	Heidrick & Struggles International, Inc.	603,798

19,234	HNI Corp.	733,392

10,300	ICF International, Inc.	1,052,763

48,318	Interface, Inc. – Class A	695,296

44,200	Kelly Services, Inc. – Class A	882,232

18,518	Kforce, Inc.	1,216,262

77,773	Kimball International, Inc. – Class B	664,181

14,960	Matthews International Corp. – Class A	484,106

25,700	Pitney Bowes, Inc.	120,276

35,500	Quad/Graphics, Inc. *	142,710

48,790	Resources Connection, Inc.	901,151

159,893	Steelcase, Inc. – Class A	1,960,288

12,493	TrueBlue, Inc. *	275,096

	Total Commercial & Professional Services	14,218,028

	Consumer Durables & Apparel — 6.6%

29,700	Acushnet Holdings Corp.	1,208,790

11,200	Bassett Furniture Industries, Inc.	182,336

4,852	Clarus Corp.	106,307

92,977	Ethan Allen Interiors, Inc.	2,162,645

8,846	Hooker Furniture Corp.	152,947

4,922	Johnson Outdoors, Inc. – Class A	320,767

59,991	La-Z-Boy, Inc.	1,531,570

13,900	MasterCraft Boat Holdings, Inc. *	325,260

20,045	MDC Holdings, Inc.	765,318

5,900	Meritage Homes Corp. *	503,329

42,435	Movado Group, Inc.	1,439,820

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

54,600	Taylor Morrison Home Corp. – Class A *	1,581,762

170,292	Tri Pointe Homes, Inc. *	3,588,053

9,069	Universal Electronics, Inc. *	243,049

64,551	Vera Bradley, Inc. *	439,592

12,100	VOXX International Corp. – Class A *	101,398

	Total Consumer Durables & Apparel	14,652,943

	Consumer Services — 1.0%

4,300	American Public Education, Inc. *	59,942

2,352	Graham Holdings Co. – Class B	1,441,823

20,100	Lincoln Educational Services Corp. *	124,218

60,100	Perdoceo Education Corp. *	655,691

	Total Consumer Services	2,281,674

	Diversified Financials — 6.5%

10,700	A-Mark Precious Metals, Inc.	813,521

29,500	Blucora, Inc. *	521,855

74,871	Curo Group Holdings Corp.	651,378

1,208	Diamond Hill Investment Group, Inc.	226,065

86,004	Donnelley Financial Solutions, Inc. *	2,675,584

40,600	Encore Capital Group, Inc. *	2,481,066

112,309	Enova International, Inc. *	3,546,718

41,802	Federated Hermes, Inc.	1,420,014

3,200	Nelnet, Inc. – Class A	271,008

13,700	Oppenheimer Holdings, Inc. – Class A	489,227

8,400	Regional Management Corp.	399,672

11,900	Sculptor Capital Management, Inc. – Class A	143,038

6,400	StoneX Group, Inc. *	480,448

7,300	Victory Capital Holdings, Inc. – Class A	206,444

7,314	Westwood Holdings Group, Inc.	110,332

	Total Diversified Financials	14,436,370

	Energy — 8.1%

15,500	California Resources Corp.	676,885

13,300	Chesapeake Energy Corp.	1,295,154

47,260	Evolution Petroleum Corp.	346,416

59,200	Falcon Minerals Corp.	438,672

9,100	Gulfport Energy Corp. *	880,425

24,000	Helix Energy Solutions Group, Inc. *	111,360

42,300	Kosmos Energy Ltd. *	327,402

11,300	Laredo Petroleum, Inc. *	951,121

102,400	Oil States International, Inc. *	792,576

733,100	Southwestern Energy Co. *	6,685,872

251,900	TechnipFMC Plc *	2,075,656

11,300	Transocean Ltd *	46,556

91,500	VAALCO Energy, Inc.	700,890

800	Whiting Petroleum Corp.	70,768

103,997	World Fuel Services Corp.	2,578,085

	Total Energy	17,977,838

	Food & Staples Retailing — 1.5%

10,501	Ingles Markets, Inc. – Class A	935,219

Shares	Description	Value ($)

	Food & Staples Retailing — continued

14,200	Natural Grocers by Vitamin Cottage, Inc.	250,772

36,609	SpartanNash Co.	1,259,716

2,800	Village Super Market, Inc. – Class A	66,472

10,400	Weis Markets, Inc.	764,608

	Total Food & Staples Retailing	3,276,787

	Food, Beverage & Tobacco — 2.3%

2,100	John B. Sanfilippo & Son, Inc.	160,398

5,144	Seneca Foods Corp. – Class A *	292,437

46,259	Universal Corp.	2,945,773

126,500	Vector Group Ltd.	1,557,215

	Total Food, Beverage & Tobacco	4,955,823

	Health Care Equipment & Services — 2.7%

154,300	Allscripts Healthcare Solutions, Inc. *	2,636,987

52,100	Brookdale Senior Living, Inc. *	296,970

1,200	Computer Programs & Systems, Inc. *	38,268

19,800	Eargo, Inc. *	30,690

7,819	FONAR Corp. *	126,042

12,100	HealthStream, Inc. *	246,477

3,658	LENSAR, Inc. *	24,765

3,300	National HealthCare Corp.	231,957

5,200	Natus Medical, Inc. *	170,508

36,900	NextGen Healthcare, Inc. *	668,259

2,000	Owens & Minor, Inc.	69,760

38,200	Select Medical Holdings Corp.	930,170

24,900	Varex Imaging Corp. *	573,696

	Total Health Care Equipment & Services	6,044,549

	Household & Personal Products — 0.1%

1,500	Central Garden & Pet Co. *	67,770

25,543	Lifevantage Corp.	104,982

	Total Household & Personal Products	172,752

	Insurance — 3.6%

1,100	American Equity Investment Life Holding Co.	44,286

113,300	CNO Financial Group, Inc.	2,330,581

6,800	First American Financial Corp.	412,012

391,400	Genworth Financial, Inc. – Class A *	1,585,170

249,100	GoHealth, Inc. – Class A *	199,181

14,300	Horace Mann Educators Corp.	578,578

4,200	Mercury General Corp.	205,590

41,590	Stewart Information Services Corp.	2,307,829

27,900	Universal Insurance Holdings, Inc.	359,910

	Total Insurance	8,023,137

	Materials — 10.4%

29,648	AdvanSix, Inc.	1,373,592

18,808	American Vanguard Corp.	464,181

45,200	Cabot Corp.	3,417,572

8,900	FutureFuel Corp.	63,991

10,100	Greif, Inc. – Class A	600,647

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Materials — continued

90,600	Huntsman Corp.	3,284,250

8,300	Innospec, Inc.	846,849

24,219	Koppers Holdings, Inc.	656,335

44,180	Mercer International, Inc.	652,539

3,159	Neenah, Inc.	119,758

6,000	NewMarket Corp.	1,977,120

8,000	Olympic Steel, Inc.	273,360

15,200	Reliance Steel & Aluminum Co.	2,954,880

14,000	Ryerson Holding Corp.	421,960

12,300	Schnitzer Steel Industries, Inc. – Class A	499,626

66,424	Schweitzer-Mauduit International, Inc.	1,801,419

9,400	Stepan Co.	1,053,834

26,443	Trinseo Plc	1,250,489

38,300	Warrior Met Coal, Inc.	1,287,646

	Total Materials	23,000,048

	Media & Entertainment — 3.8%

64,000	AMC Networks, Inc.– Class A *	2,512,640

71,651	Cars.com, Inc. *	741,588

60,383	DHI Group, Inc. *	405,170

6,200	Lee Enterprises, Inc. *	135,470

17,100	Scholastic Corp.	641,763

26,500	Sciplay Corp. – Class A *	377,890

167,090	TEGNA, Inc.	3,659,271

	Total Media & Entertainment	8,473,792

	Pharmaceuticals, Biotechnology & Life Sciences — 2.3%

12,700	Phibro Animal Health Corp. – Class A	243,967

88,220	Prestige Consumer Healthcare, Inc. *	4,924,440

	Total Pharmaceuticals, Biotechnology & Life Sciences	5,168,407

	Real Estate — 4.7%

119,000	Cushman & Wakefield Plc *	2,221,730

225,900	Diversified Healthcare Trust (REIT)	512,793

12,381	Five Point Holdings LLC – Class A *	60,172

10,470	Forestar Group, Inc. *	173,592

8,500	Marcus & Millichap, Inc.	355,980

278,314	Newmark Group, Inc. – Class A	3,080,936

12,900	Piedmont Office Realty Trust, Inc. – Class A (REIT)	190,146

5,200	PotlatchDeltic Corp. (REIT)	272,792

271,082	Realogy Holdings Corp. *	3,355,995

3,300	RMR Group , Inc. (The) – Class A	99,066

	Total Real Estate	10,323,202

	Retailing — 7.0%

17,100	Aaron’s Co., Inc. (The)	334,476

5,720	Cato Corp. (The) – Class A	74,646

71,000	Container Store Group, Inc. (The) *	546,700

37,987	Genesco, Inc. *	2,139,048

24,094	Group 1 Automotive, Inc.	4,327,042

36,294	Haverty Furniture Cos., Inc.	1,025,668

Shares	Description	Value ($)

	Retailing — continued

17,213	Penske Automotive Group, Inc.	1,981,905

79,496	Shoe Carnival, Inc.	2,167,061

37,900	Signet Jewelers Ltd.	2,258,840

57,800	Tilly’s, Inc. – Class A	478,584

2,094	Weyco Group, Inc.	58,632

	Total Retailing	15,392,602

	Semiconductors & Semiconductor Equipment — 1.0%

20,400	Axcelis Technologies, Inc. *	1,266,024

8,800	Cirrus Logic, Inc. *	717,552

5,200	CyberOptics Corp. *	232,700

3,500	Photronics, Inc. *	76,090

	Total Semiconductors & Semiconductor Equipment	2,292,366

	Technology Hardware & Equipment — 9.3%

17,790	ADTRAN, Inc.	329,649

90,913	Avnet, Inc.	4,404,735

6,200	Bel Fuse, Inc. – Class B	99,882

35,219	Benchmark Electronics, Inc.	897,732

34,861	CTS Corp.	1,417,797

38,300	Daktronics, Inc. *	127,922

11,600	DZS, Inc. *	202,884

10,900	Eastman Kodak Co. *	50,358

10,800	ePlus, Inc. *	612,792

24,878	Kimball Electronics, Inc. *	472,931

121,800	Knowles Corp. *	2,340,996

32,609	Methode Electronics, Inc.	1,469,035

28,500	National Instruments Corp.	1,006,620

19,700	NetScout Systems, Inc. *	676,301

1,600	PC Connection, Inc.	71,536

2,200	Ribbon Communications, Inc. *	6,226

22,345	Sanmina Corp. *	980,722

12,853	ScanSource, Inc. *	497,925

27,944	Super Micro Computer, Inc. *	1,398,877

181,622	Xerox Holdings Corp.	3,418,126

	Total Technology Hardware & Equipment	20,483,046

	Telecommunication Services — 1.4%

5,200	ATN International, Inc.	229,268

51,021	Spok Holdings, Inc.	358,678

109,332	Telephone & Data Systems, Inc.	1,938,456

14,452	United States Cellular Corp. *	443,821

	Total Telecommunication Services	2,970,223

	Transportation — 1.0%

87,800	Schneider National, Inc. – Class B	2,119,492

	Utilities — 0.1%

61,500	Macquarie Infrastructure Holdings Corp.	234,930

	TOTAL COMMON STOCKS (COST $201,847,219)	217,742,602

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.3%

	Affiliated Issuers — 1.3%

570,604	GMO U.S. Treasury Fund	2,853,018

	TOTAL MUTUAL FUNDS (COST $2,857,524)	2,853,018

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

1,217,603	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (b)	1,217,603

	TOTAL SHORT-TERM INVESTMENTS (COST $1,217,603)	1,217,603

	TOTAL INVESTMENTS — 100.3% (Cost $205,955,788)	221,849,573

	Other Assets and Liabilities (net) — (0.3%)	(758,902)

	TOTAL NET ASSETS — 100.0%	$221,090,671

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
22	E-mini Russell 2000 Index	June 2022	$2,048,090	$(32,115)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2022.

Portfolio Abbreviations:

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resources Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$9,583,653	$—	$—	$9,583,653
Australia	—	6,446,083	—	6,446,083
Belgium	—	537,391	—	537,391
Brazil	—	21,349,262	—	21,349,262
Canada	88,661,364	—	—	88,661,364
China	3,325,368	27,901,035	—	31,226,403
Denmark	—	10,227,929	—	10,227,929
Finland	—	9,591,864	—	9,591,864
France	—	49,685,778	—	49,685,778
Germany	—	8,553,331	—	8,553,331
Greece	—	3,873	—	3,873
India	—	1,375,793	—	1,375,793

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Japan	$—	$32,308,800	$—	$32,308,800
Mexico	19,294,861	—	—	19,294,861
Netherlands	—	4,971,916	—	4,971,916
Norway	—	9,035,138	—	9,035,138
Pakistan	—	734,091	—	734,091
Philippines	—	671,394	—	671,394
Russia	—	—	2,731,128	2,731,128
South Korea	—	47,386,958	—	47,386,958
Spain	—	21,212,830	—	21,212,830
Switzerland	—	2,708,979	—	2,708,979
Thailand	—	1,207,463	—	1,207,463
Ukraine	—	1,391,187	—	1,391,187
United Kingdom	—	14,915,376	—	14,915,376
United States	374,942,221	—	—	374,942,221

TOTAL COMMON STOCKS	495,807,467	272,216,471	2,731,128	770,755,066

Preferred Stocks
Chile	15,048,324	—	—	15,048,324

TOTAL PREFERRED STOCKS	15,048,324	—	—	15,048,324

Mutual Funds
United States	116,662,307	—	—	116,662,307

TOTAL MUTUAL FUNDS	116,662,307	—	—	116,662,307

Short-Term Investments	2,277,075	—	—	2,277,075

Total Investments	629,795,173	272,216,471	2,731,128	904,742,772

Total	$629,795,173	$272,216,471	$2,731,128	$904,742,772

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$14,473,524	$—	$14,473,524
China	3,731,980	146,949,937	—	150,681,917
Greece	—	8,624,912	—	8,624,912
Hong Kong	—	3,481,022	—	3,481,022
India	2,057,904	91,490,564	1,105,733	94,654,201
Indonesia	—	26,130,338	—	26,130,338
Kuwait	—	2,674,163	—	2,674,163
Malaysia	—	4,893,917	—	4,893,917
Mexico	31,193,850	—	—	31,193,850
Peru	1,937,244	—	—	1,937,244
Philippines	—	1,582,253	—	1,582,253
Qatar	—	7,254,362	—	7,254,362
Russia	—	—	573,494	573,494
Saudi Arabia	—	2,483,887	—	2,483,887
Singapore	1,053,646	—	—	1,053,646
South Africa	—	25,810,425	—	25,810,425
South Korea	—	62,890,392	—	62,890,392
Switzerland	—	11,741,473	—	11,741,473
Taiwan	—	74,447,621	—	74,447,621
Thailand	—	19,805,390	—	19,805,390
United Arab Emirates	—	9,239,042	—	9,239,042
United States	22,151,964	—	—	22,151,964
Vietnam	—	11,030,893	—	11,030,893

TOTAL COMMON STOCKS	62,126,588	525,004,115	1,679,227	588,809,930

Investment Funds
Brazil	4,712,925	—	—	4,712,925
Chile	3,186,862	—	—	3,186,862
China	24,818,940	—	—	24,818,940
Russia	—	—	9,610	9,610

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds (continued)
Saudi Arabia	$21,565,647	$—	$—	$21,565,647
South Africa	4,043,732	—	—	4,043,732

TOTAL INVESTMENT FUNDS	58,328,106	—	9,610	58,337,716

Mutual Funds
United States	2,331,464	—	—	2,331,464

TOTAL MUTUAL FUNDS	2,331,464	—	—	2,331,464

Short-Term Investments	32,249,580	—	—	32,249,580

Total Investments	155,035,738	525,004,115	1,688,837	681,728,690

Total	$155,035,738	$525,004,115	$1,688,837	$681,728,690

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$1,972,804	$—	$1,972,804
Chile	379,410	1,269,111	—	1,648,521
Czech Republic	—	563,088	—	563,088
Egypt	—	1,084,750	—	1,084,750
Hungary	—	2,607,369	—	2,607,369
India	14,095,060	1,466,249	—	15,561,309
Indonesia	99,824	12,860,794	—	12,960,618
Malaysia	—	175,964	—	175,964
Mexico	31,809,604	—	—	31,809,604
Peru	2,027,452	—	—	2,027,452
Philippines	—	603,015	—	603,015
Poland	—	2,744,668	—	2,744,668
Qatar	—	3,364,488	—	3,364,488
Russia	—	824,810	3,331,412	4,156,222
South Africa	—	1,889,332	—	1,889,332
South Korea	465,912	59,447,987	—	59,913,899
Taiwan	26,442,030	75,024,474	—	101,466,504
Thailand	—	6,685,509	—	6,685,509
Turkey	—	2,636,844	—	2,636,844
United Kingdom	—	1,733,512	—	1,733,512
Vietnam	—	1,077,691	—	1,077,691

TOTAL COMMON STOCKS	75,319,292	178,032,459	3,331,412	256,683,163

Preferred Stocks
Brazil	4,767,800	6,641,281	—	11,409,081
Chile	5,117,394	431,427	—	5,548,821
Russia	—	—	195,742	195,742
Taiwan	—	67,281	—	67,281

TOTAL PREFERRED STOCKS	9,885,194	7,139,989	195,742	17,220,925

Investment Funds
United States	2,605,685	—	—	2,605,685

TOTAL INVESTMENT FUNDS	2,605,685	—	—	2,605,685

Mutual Funds
United States	4,374	—	—	4,374

TOTAL MUTUAL FUNDS	4,374	—	—	4,374

Short-Term Investments	12,781,077	—	—	12,781,077

Total Investments	100,595,622	185,172,448	3,527,154	289,295,224

Total	$100,595,622	$185,172,448	$3,527,154	$289,295,224

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$359,511	$—	$—	$359,511

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Brazil	$—	$15,129,542	$—	$15,129,542
Chile	899,853	2,011,444	—	2,911,297
China	64,517,677	481,097,267	869,052	546,483,996
Czech Republic	—	2,679,370	—	2,679,370
Egypt	—	871,399	—	871,399
Hungary	—	15,331,900	—	15,331,900
India	11,474,424	90,550,006	—	102,024,430
Indonesia	—	45,303,068	—	45,303,068
Kuwait	—	977,693	—	977,693
Malaysia	—	814,519	—	814,519
Mexico	87,084,778	—	—	87,084,778
Panama	197,524	—	—	197,524
Peru	7,561,872	—	—	7,561,872
Philippines	—	4,622,086	—	4,622,086
Poland	—	8,276,778	—	8,276,778
Qatar	—	18,366,625	—	18,366,625
Russia	—	2,730,011	15,931,732	18,661,743
Saudi Arabia	—	1,470,433	—	1,470,433
South Africa	—	12,999,485	—	12,999,485
South Korea	782,272	207,482,207	—	208,264,479
Sri Lanka	—	259,958	—	259,958
Taiwan	39,264,553	373,667,909	—	412,932,462
Thailand	—	13,332,780	—	13,332,780
Turkey	—	13,021,074	—	13,021,074
United Kingdom	—	10,931,095	—	10,931,095
Vietnam	—	6,198,132	—	6,198,132

TOTAL COMMON STOCKS	212,142,464	1,328,124,781	16,800,784	1,557,068,029

Preferred Stocks
Brazil	—	5,993,632	—	5,993,632
Chile	16,169,691	—	—	16,169,691
Colombia	263,970	—	—	263,970
Russia	—	—	3,266,234	3,266,234
South Korea	—	26,093,162	—	26,093,162
Taiwan	—	902,488	—	902,488

TOTAL PREFERRED STOCKS	16,433,661	32,989,282	3,266,234	52,689,177

Investment Funds
United States	28,000,201	—	—	28,000,201

TOTAL INVESTMENT FUNDS	28,000,201	—	—	28,000,201

Debt Obligations
United States	6,733,642	—	—	6,733,642

TOTAL DEBT OBLIGATIONS	6,733,642	—	—	6,733,642

Short-Term Investments	67,764,836	—	—	67,764,836

Total Investments	331,074,804	1,361,114,063	20,067,018	1,712,255,885

Derivatives^
Futures Contracts
Equity Risk	2,010,659	—	—	2,010,659

Total	$333,085,463	$1,361,114,063	$20,067,018	$1,714,266,544

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(618,209)	$—	$(618,209)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$66,620,181	$—	$66,620,181
Belgium	—	19,399,416	—	19,399,416

Description	Level 1	Level 2	Level 3	Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Denmark	$—	$838,405	$—	$838,405
Finland	—	6,016,159	—	6,016,159
France	14,673,288	142,603,911	—	157,277,199
Germany	—	78,204,154	—	78,204,154
Hong Kong	—	37,276,494	—	37,276,494
Ireland	—	10,029,244	—	10,029,244
Italy	—	43,790,540	—	43,790,540
Japan	794,707	421,588,418	—	422,383,125
Malta	—	—	17	17
Netherlands	—	104,589,323	—	104,589,323
New Zealand	—	372,231	—	372,231
Norway	—	70,254,480	—	70,254,480
Portugal	—	18,849,771	—	18,849,771
Singapore	—	70,877,730	—	70,877,730
Spain	—	98,062,812	—	98,062,812
Sweden	—	5,493,085	—	5,493,085
Switzerland	—	102,409,415	—	102,409,415
United Kingdom	40,836,322	271,537,104	—	312,373,426

TOTAL COMMON STOCKS	56,304,317	1,568,812,873	17	1,625,117,207

Preferred Stocks
Germany	—	7,292,032	—	7,292,032

TOTAL PREFERRED STOCKS	—	7,292,032	—	7,292,032

Short-Term Investments	93,554,354	—	—	93,554,354

Total Investments	149,858,671	1,576,104,905	17	1,725,963,593

Total	$149,858,671	$1,576,104,905	$17	$1,725,963,593

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(601,538)	$—	$—	$(601,538)

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$132,572,546	$—	$132,572,546
Short-Term Investments	1,601,747	—	—	1,601,747

Total Investments	1,601,747	132,572,546	—	134,174,293

Total	$1,601,747	$132,572,546	$—	$134,174,293

Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$418,139	$—	$418,139
Canada	7,712,349	—	—	7,712,349
China	—	3,551,061	—	3,551,061
Finland	—	2,262,978	—	2,262,978
France	—	8,417,252	—	8,417,252
Germany	—	2,324,302	—	2,324,302
Hong Kong	—	1,282,277	—	1,282,277
Ireland	349,062	2,682,385	—	3,031,447
Mexico	7,947,909	—	—	7,947,909
Russia	—	—	225,093	225,093
Spain	—	5,135,069	—	5,135,069
United Kingdom	—	13,297,650	—	13,297,650
United States	56,261,767	—	—	56,261,767

TOTAL COMMON STOCKS	72,271,087	39,371,113	225,093	111,867,293

Description	Level 1	Level 2	Level 3		Total
Quality Cyclicals Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$3,719,155	$—		$3,719,155

TOTAL PREFERRED STOCKS	—	3,719,155	—		3,719,155

Mutual Funds
United States	1,862,093	—	—		1,862,093

TOTAL MUTUAL FUNDS	1,862,093	—	—		1,862,093

Short-Term Investments	228,552	—	—		228,552

Total Investments	74,361,732	43,090,268	225,093		117,677,093

Total	$74,361,732	$43,090,268	$225,093		$117,677,093

Quality Fund
Asset Valuation Inputs
Common Stocks
China	$—	$124,619,699	$—		$124,619,699
France	—	271,852,600	—		271,852,600
Germany	—	241,814,244	—		241,814,244
Spain	—	52,665,856	—		52,665,856
Switzerland	—	259,138,583	—		259,138,583
Taiwan	—	229,952,878	—		229,952,878
United Kingdom	—	349,204,387	—		349,204,387
United States	5,841,845,739	—	—		5,841,845,739

TOTAL COMMON STOCKS	5,841,845,739	1,529,248,247	—		7,371,093,986

Mutual Funds
United States	5,776,795	—	—		5,776,795

TOTAL MUTUAL FUNDS	5,776,795	—	—		5,776,795

Short-Term Investments	33,628,845	—	—		33,628,845

Total Investments	5,881,251,379	1,529,248,247	—		7,410,499,626

Total	$5,881,251,379	$1,529,248,247	$—		$7,410,499,626

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$26,283,527	$—	$—		$26,283,527
Australia	—	125,845,740	—		125,845,740
Austria	—	42,909,213	—		42,909,213
Brazil	—	104,219,815	—		104,219,815
Canada	227,786,151	—	—		227,786,151
China	—	37,164,641	—		37,164,641
Colombia	5,313,972	—	—		5,313,972
Denmark	—	23,925,413	—		23,925,413
Finland	—	10,067,965	—		10,067,965
France	—	28,073,239	—		28,073,239
Hungary	—	23,142,814	—		23,142,814
India	—	38,413,990	—		38,413,990
Israel	—	16,365,678	—		16,365,678
Japan	—	72,564,246	—		72,564,246
Mexico	60,409,469	—	—		60,409,469
Netherlands	—	3,938,684	—		3,938,684
Norway	—	74,263,542	—		74,263,542
Pakistan	—	3,579,382	—		3,579,382
Poland	—	18,190,432	—		18,190,432
Portugal	—	61,201,300	—		61,201,300
Russia	—	—	17,393,680		17,393,680
Singapore	—	—	0	§	0	§
South Africa	—	63,936,851	—		63,936,851
South Korea	—	2,563,153	—		2,563,153

Description	Level 1	Level 2	Level 3	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Spain	$—	$27,247,878	$—	$27,247,878
Switzerland	—	2,900,478	—	2,900,478
Turkey	—	7,702,222	—	7,702,222
Ukraine	—	3,170,356	—	3,170,356
United Kingdom	—	281,522,841	—	281,522,841
United States	692,085,301	—	—	692,085,301

TOTAL COMMON STOCKS	1,011,878,420	1,072,909,873	17,393,680	2,102,181,973

Preferred Stocks
Brazil	—	169,448,102	—	169,448,102
Chile	45,917,994	—	—	45,917,994
Russia	—	—	3,751,177	3,751,177

TOTAL PREFERRED STOCKS	45,917,994	169,448,102	3,751,177	219,117,273

Rights/Warrants
Singapore	—	—	1	1

TOTAL RIGHTS/WARRANTS	—	—	1	1

Short-Term Investments	19,051,322	—	—	19,051,322

Total Investments	1,076,847,736	1,242,357,975	21,144,858	2,340,350,569

Total	$1,076,847,736	$1,242,357,975	$21,144,858	$2,340,350,569

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,670,843	$—	$1,670,843
Belgium	—	447,291	—	447,291
Brazil	24,082	266,147	—	290,229
Chile	—	15,811	—	15,811
China	—	863,051	—	863,051
Denmark	—	26,379	—	26,379
Finland	—	143,573	—	143,573
France	396,792	3,389,824	—	3,786,616
Germany	—	2,018,689	—	2,018,689
Hong Kong	—	348,436	—	348,436
Hungary	—	6,894	—	6,894
India	—	228,634	—	228,634
Ireland	—	201,333	—	201,333
Italy	—	952,979	—	952,979
Japan	—	9,222,567	—	9,222,567
Malta	—	—	2	2
Mexico	23,623	—	—	23,623
Netherlands	—	2,585,400	—	2,585,400
Norway	—	1,679,549	—	1,679,549
Poland	—	36,584	—	36,584
Portugal	—	348,834	—	348,834
Russia	—	—	618	618
Singapore	—	1,473,083	—	1,473,083
South Africa	—	74,011	—	74,011
South Korea	—	805,619	—	805,619
Spain	—	2,278,614	—	2,278,614
Sweden	—	158,879	—	158,879
Switzerland	36,376	2,511,025	—	2,547,401
Taiwan	—	520,158	—	520,158
Thailand	—	210,648	—	210,648
Turkey	—	500,978	—	500,978
United Kingdom	2,348,523	3,791,777	—	6,140,300

TOTAL COMMON STOCKS	2,829,396	36,777,610	620	39,607,626

Preferred Stocks
Brazil	—	108,862	—	108,862
Germany	—	75,253	—	75,253

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks (continued)
South Korea	$—	$13,300	$—	$13,300

TOTAL PREFERRED STOCKS	—	197,415	—	197,415

Mutual Funds
United States	1,551,079	—	—	1,551,079

TOTAL MUTUAL FUNDS	1,551,079	—	—	1,551,079

Short-Term Investments	162,388	—	—	162,388

Total Investments	4,542,863	36,975,025	620	41,518,508

Total	$4,542,863	$36,975,025	$620	$41,518,508

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(22,485)	$—	$—	$(22,485)

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$428,260,798	$—	$—	$428,260,798
Mutual Funds	4,651,281	—	—	4,651,281
Short-Term Investments	784,011	—	—	784,011

Total Investments	433,696,090	—	—	433,696,090

Total	$433,696,090	$—	$—	$433,696,090

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(386,879)	$—	$—	$(386,879)

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$217,742,602	$—	$—	$217,742,602
Mutual Funds	2,853,018	—	—	2,853,018
Rights/warrants	—	—	36,350	36,350
Short-Term Investments	1,217,603	—	—	1,217,603

Total Investments	221,813,223	—	36,350	221,849,573

Total	$221,813,223	$—	$36,350	$221,849,573

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(32,115)	$—	$—	$(32,115)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2022.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). The below Funds held classes of investments or derivatives with direct material Level 3 holdings at May 31, 2022:

Investment Type	Number of Investments	Valuation Methodology
Climate Change Fund
Common and/or Preferred Stock	2	Depositary receipts valued off the corresponding local securities with a 9,300 basis point discount and adjusted for the depositary receipt conversion ratio and currency impact
Emerging Domestic Opportunities Fund
Common and/or Preferred Stock	2	Valued off the last traded price with a 9,300 basis discount
Common Stock	1	Common stock that was purchased prior to the initial public offering (“IPO”) that is restricted from trading until November 8, 2022 and is being valued based on the post-IPO shares trading in the market
Emerging Markets ex-China Fund
Common and/or Preferred Stock	9	Depositary receipts valued off the corresponding local securities with a 9,300 basis point discount and adjusted for the depositary receipt conversion ratio and currency impact
Common and/or Preferred Stock	15	Valued off the last traded price with a 9,300 basis discount
Emerging Markets Fund
Common and/or Preferred Stock	11	Depositary receipts valued off the corresponding local securities with a 9,300 basis point discount and adjusted for the depositary receipt conversion ratio and currency impact
Common and/or Preferred Stock	10	Valued off the last traded price with a 9,300 basis discount
Common Stock	2	Valued at their last price prior to trading being suspended
Common Stock	1	Valued off the February 25, 2022 last traded price with a 9,300 basis point discount and currency impact
Quality Cyclicals Fund
Common and/or Preferred Stock	2	Depositary receipts valued off the corresponding local securities with a 9,300 basis point discount and adjusted for the depositary receipt conversion ratio and currency impact
Resources Fund
Common and/or Preferred Stock	3	Depositary receipts valued off the corresponding local securities with a 9,300 basis point discount and adjusted for the depositary receipt conversion ratio and currency impact
Common and/or Preferred Stock	5	Valued off the last traded price with a 9,300 basis discount

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of May 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2022
Climate Change Fund
Common Stocks
Russia	$—	$5,632,048	$—	$—	$(9)	$(4,669,101)	$1,768,190	‡	$—	$2,731,128	$(4,669,101)

Total Investments	$—	$5,632,048	$—	$—	$(9)	$(4,669,101)	$1,768,190		$—	$2,731,128	$(4,669,101)

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3		Balances as of May 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2022
Emerging Domestic Opportunities Fund
Common Stocks
India	$5,986,759	$—	$—	$—	$—	$(891,814)	$1,105,733	‡	$(5,094,945	)‡	$1,105,733	$—
Russia	911,572	—	—	—	—	(898,466)	560,388	‡	—		573,494	(898,466)
Investment Funds
Russia	—	—	—	—	—	—	9,610	‡	—		9,610	—

Total Investments	$6,898,331	$—	$—	$—	$—	$(1,790,280)	$1,675,731		$(5,094,945)		$1,688,837	$(898,466)

Emerging Markets Ex-China Fund
Common Stocks
Russia	$949,755	$385,274	$—	$—	$—	$(1,159,822)	$3,156,205	‡	$—		$3,331,412	$(1,159,822)
Preferred Stocks
Russia	—	—	—	—	—	—	195,742	‡	—		195,742	—

Total Investments	$949,755	$385,274	$—	$—	$—	$(1,159,822)	$3,351,947		$—		$3,527,154	$(1,159,822)

Emerging Markets Fund
Common Stocks
China	$358,312	$—	$(61,752)	$—	$(111,255)	$(125,409)	$869,051	‡	$(59,895	)‡	$869,052	$(125,409)
Russia	2,870,861	806,184	—	—	(9)	(3,076,729)	15,331,425	‡	—		15,931,732	(3,076,729)
Preferred Stocks
Russia	—	—	—	—	—	—	3,266,234	‡	—		3,266,234	—

Total Investments	$3,229,173	$806,184	$(61,752)	$—	$(111,264)	$(3,202,138)	$19,466,710		$(59,895)		$20,067,018	$(3,202,138)

Quality Cyclicals Fund
Common Stocks
Russia	$—	$—	$—	$—	$—	$—	$225,093	‡	$—		$225,093	$—

Total Investments	$—	$—	$—	$—	$—	$—	$225,093		$—		$225,093	$—

Resources Fund
Common Stocks
Russia	$—	$14,609,782	$—	$—	$(7)	$(11,915,921)	$14,699,826	‡	$—		$17,393,680	$(11,915,921)
United States	4,539,029	—	(4,410,991)	—	—	(128,038)	—		—		—	—
Preferred Stocks
Russia	—	—	—	—	—	—	3,751,177	‡	—		3,751,177	—
Rights/Warrants
Singapore	2	—	—	—	—	(1)	—		—		1	(1)

Total Investments	$4,539,031	$14,609,782	$(4,410,991)	$—	$(7)	$(12,043,960)	$18,451,003		$—		$21,144,858	$(11,915,922)

‡

Financial assets transferred between levels were due to a change in observable and/or unobservable inputs as well as the impact of the Russian invasion of Ukraine on local and global markets, as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Climate Change Fund
Common Stock (American Depositary Receipt)	1,620,030	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	1,111,098	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Domestic Opportunities Fund
Common Stock	349,766	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (American Depositary Receipt)	69,668	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	154,060	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Investment Fund	9,610	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Emerging Markets ex-China Fund
Common Stock	846,069	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (American Depositary Receipt)	1,898,326	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	587,017	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	195,742	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Emerging Markets Fund
Common Stock	5,000,022	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	1	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock (American Depositary Receipt)	6,907,055	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	4,024,655	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	3,266,234	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Quality Cyclicals Fund
Common Stock (American Depositary Receipt)	151,363	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	73,730	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Resources Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	7,828,144	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (American Depositary Receipt)	6,346,093	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	3,219,443	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	3,751,177	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Warrant	1	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2022, the value of these securities and/or derivatives for Emerging Domestic Opportunities Fund and Emerging Markets Fund was $1,105,733 and $869,051, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$58,977,551	$253,132,880	$195,304,724	$37,215	**	$(173,679)	$30,279	$116,662,307

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$2,331,522	$4,598	$—	$4,598		$—	$(4,656)	$2,331,464

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$4,374	$9	$—	$9		$—	$(9)	$4,374

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$712,685	$—	$—	$—		$—	$(452,727)	$259,958
Gayatri Projects Ltd	3,763,980	—	—	—		—	(1,250,057)	2,513,923

Totals	$4,476,665	$—	$—	$—		$—	$(1,702,784)	$2,773,881

Quality Cyclicals Fund
GMO U.S. Treasury Fund	$434,957	$1,930,000	$500,000	$2,611		$(1,737)	$(1,127)	$1,862,093

Quality Fund
GMO U.S. Treasury Fund	$5,788,348	$—	$—	$11,407		$—	$(11,553)	$5,776,795

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$999,833	$10,370,000	$9,816,200	$2,960		$(3,007)	$453	$1,551,079

U.S. Equity Fund
GMO U.S. Treasury Fund	$10,402,263	$15,260,000	$21,000,000	$13,446		$(28,775)	$17,793	$4,651,281

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$1,158,524	$3,400,000	$1,700,000	$5,118		$(4,629)	$(877)	$2,853,018

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2022 through May 31, 2022. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2023.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $350,865 in Climate Change Fund during the period.

Subsequent events

Subsequent to May 31, 2022, GMO Emerging Domestic Opportunities Fund received redemption requests in the amount of $479,558,622.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 99.6%

	U.S. Government — 99.6%

8,210,000	U.S. Treasury Note, 2.38%, due 03/31/29	7,949,589

20,900,000	U.S. Treasury Note, 1.25%, due 08/15/31	18,191,981

	Total U.S. Government	26,141,570

	TOTAL DEBT OBLIGATIONS (COST $27,858,430)	26,141,570

	MUTUAL FUNDS — 0.1%

	United States — 0.1%

	Affiliated Issuers — 0.1%

2,325	GMO U.S. Treasury Fund	11,626

	TOTAL MUTUAL FUNDS (COST $11,695)	11,626

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

55,758	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	55,758

	TOTAL SHORT-TERM INVESTMENTS (COST $55,758)	55,758

	TOTAL INVESTMENTS — 99.9% (Cost $27,925,883)	26,208,954

	Other Assets and Liabilities (net) — 0.1%	34,347

	TOTAL NET ASSETS — 100.0%	$26,243,301

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 91.4%

		Albania — 1.5%

		Sovereign and Sovereign Agency Issuers

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	43,476,549

EUR	9,100,000	Republic of Albania Par Bond, Reg S, 3.50%, due 11/23/31	7,742,174

		Total Albania	51,218,723

		Angola — 0.3%

		Sovereign and Sovereign Agency Issuers

	7,900,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	7,080,375

	5,500,000	Angolan Government International Bond, Reg S, 9.13%, due 11/26/49	4,816,969

		Total Angola	11,897,344

		Argentina — 3.2%

		Sovereign and Sovereign Agency Issuers

	29,090,713	Republic of Argentina, 1.00%, due 07/09/29	8,598,749

	35,333,493	Republic of Argentina, Step Up, 0.50%, due 07/09/30	10,335,047

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c) (d)	917,938

	56,547,942	Republic of Argentina, Step Up, 1.13%, due 07/09/35	15,381,040

EUR	28,500,000	Republic of Argentina, Step Up, 1.50%, due 01/09/38	9,132,958

	72,008,994	Republic of Argentina, Step Up, 2.00%, due 01/09/38	24,568,941

JPY	334,073,000	Republic of Argentina, 0.67%, due 12/31/38 (c) (d)	519,009

EUR	8,260,000	Republic of Argentina, Step Up, 1.50%, due 07/09/41	2,398,665

	69,701,240	Republic of Argentina, Step Up, 2.50%, due 07/09/41	22,548,351

	56,947,000	Republic of Argentina, Step Up, 1.13%, due 07/09/46	16,087,527

		Total Argentina	110,488,225

		Armenia — 0.5%

		Corporate Debt

	20,000,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	18,412,500

		Azerbaijan — 0.9%

		Sovereign and Sovereign Agency Issuers

	11,388,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	10,775,895

	5,250,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	5,145,000

	17,800,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	16,803,200

		Total Azerbaijan	32,724,095

Par Value†		Description	Value ($)
		Bahamas — 0.8%

		Sovereign and Sovereign Agency Issuers

	10,840,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	8,077,833

	15,600,000	Bahamas Government International Bond, Reg S, 8.95%, due 10/15/32	11,966,175

	7,900,000	Bahamas Government International Bond, Reg S, 7.13%, due 04/02/38	6,620,200

		Total Bahamas	26,664,208

		Bahrain — 2.1%

		Sovereign and Sovereign Agency Issuers

	76,590,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	71,602,076

		Barbados — 0.4%

		Sovereign and Sovereign Agency Issuers

	14,000,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	13,398,875

		Belarus — 0.1%

		Sovereign and Sovereign Agency Issuers

	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c)	1,079,520

	20,300,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30 (c)	2,791,250

		Total Belarus	3,870,770

		Bermuda — 0.2%

		Sovereign and Sovereign Agency Issuers

	6,990,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	7,235,961

		Bolivia — 0.2%

		Sovereign and Sovereign Agency Issuers

	9,200,000	Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28 (e)	7,439,350

		Brazil — 3.2%

		Corporate Debt — 0.8%

	30,288,968	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	27,552,360

		Sovereign and Sovereign Agency Issuers — 2.4%

	59,639,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	52,123,293

	21,500,000	Republic of Brazil, 4.75%, due 01/14/50	16,249,969

BRL	75,100,000	Rio Smart Lighting Sarl, Reg S, 12.25%, due 09/20/32 (f)	15,811,919

			84,185,181

		Total Brazil	111,737,541

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Cameroon — 0.2%

		Sovereign and Sovereign Agency Issuers

EUR	7,500,000	Republic of Cameroon International Bond, Reg S, 5.95%, due 07/07/32	6,441,300

		Chile — 2.2%

		Corporate Debt — 0.9%

	20,411,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	19,704,779

	17,048,994	Inversiones Latin America Power Ltda, Reg S, 5.13%, due 06/15/33	12,221,998

			31,926,777

		Sovereign and Sovereign Agency Issuers — 1.3%

	2,200,000	Chile Government International Bond, 3.50%, due 01/31/34	2,039,400

	7,500,000	Chile Government International Bond, 3.10%, due 05/07/41	6,048,750

	3,700,000	Chile Government International Bond, 4.00%, due 01/31/52	3,237,500

	8,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	7,833,186

	5,300,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	4,482,806

	27,550,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	21,339,197

			44,980,839

		Total Chile	76,907,616

		China — 0.9%

		Corporate Debt — 0.3%

	11,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (d)	1,122,100

	14,300,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (d)	1,441,619

	7,500,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (d)	765,469

	7,500,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.00%, due 09/22/30	6,567,975

	6,100,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (d)	620,675

	2,100,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (d)	219,581

	3,600,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (d)	368,550

	4,100,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (d)	423,581

			11,529,550

		Sovereign and Sovereign Agency Issuers — 0.6%

	14,200,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	13,563,663

	7,300,000	Oryx Funding Ltd., Reg S, 5.80%, due 02/03/31	7,050,431

			20,614,094

		Total China	32,143,644

Par Value†		Description	Value ($)
		Colombia — 3.1%

		Corporate Debt — 0.2%

COP	26,700,000,000	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	6,440,401

		Sovereign and Sovereign Agency Issuers — 2.9%

	1,392,000	Colombia Government International Bond, 8.38%, due 02/15/27 (a)	1,474,104

	3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28 (a)	4,665,438

	67,100,000	Colombia Government International Bond, 5.63%, due 02/26/44	56,187,863

	7,600,000	Colombia Government International Bond, 5.20%, due 05/15/49	5,991,175

	21,311,000	Ecopetrol SA, 7.38%, due 09/18/43	20,080,290

	6,400,000	Ecopetrol SA, 5.88%, due 11/02/51	5,022,720

COP	30,200,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	6,661,323

			100,082,913

		Total Colombia	106,523,314

		Congo Republic (Brazzaville) — 1.4%

		Sovereign and Sovereign Agency Issuers

	56,645,261	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	48,998,150

		Costa Rica — 1.0%

		Sovereign and Sovereign Agency Issuers

	3,700,000	Costa Rica Government International Bond, Reg S, 7.00%, due 04/04/44	3,404,694

	24,631,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	23,119,272

	9,198,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	7,426,235

		Total Costa Rica	33,950,201

		Czech Republic — 0.2%

		Sovereign and Sovereign Agency Issuers

	5,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	5,621,235

		Dominican Republic — 2.5%

		Sovereign and Sovereign Agency Issuers

	7,400,000	Dominican Republic International Bond, 144A, 6.00%, due 02/22/33	6,827,887

	4,100,000	Dominican Republic International Bond, Reg S, 5.30%, due 01/21/41	3,225,675

	101,429,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	78,848,369

		Total Dominican Republic	88,901,931

		Ecuador — 3.6%

		Sovereign and Sovereign Agency Issuers

	1,000,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	920,000

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)
	Ecuador — continued

	Sovereign and Sovereign Agency Issuers — continued

18,576,250	Ecuador Government International Bond, Reg S, Step Up, 5.00%, due 07/31/30	15,369,525

112,987,125	Ecuador Government International Bond, Reg S, Step Up, 1.00%, due 07/31/35	72,085,786

36,603,750	Ecuador Government International Bond, Reg S, Step Up, 0.50%, due 07/31/40	19,978,784

8,246,892	Ecuador Government International Bond, Zero Coupon, Reg S, due 07/31/30	4,529,605

14,607,300	Ecuador Social Bond Sarl, Zero Coupon, Reg S, due 01/30/35	11,558,027

	Total Ecuador	124,441,727

	Egypt — 2.1%

	Sovereign and Sovereign Agency Issuers

23,500,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	17,213,750

30,100,000	Egypt Government International Bond, Reg S, 8.88%, due 05/29/50	22,085,875

11,200,000	Egypt Government International Bond, Reg S, 8.75%, due 09/30/51	8,232,000

35,464,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	24,780,470

	Total Egypt	72,312,095

	El Salvador — 0.5%

	Sovereign and Sovereign Agency Issuers

5,300,000	El Salvador Government International Bond, Reg S, 8.25%, due 04/10/32	2,160,744

7,775,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	3,028,848

32,900,000	El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50	12,662,388

	Total El Salvador	17,851,980

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers

4,090,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	2,525,064

	Gabon — 0.3%

	Sovereign and Sovereign Agency Issuers

13,300,000	Gabon Government International Bond, Reg S, 6.63%, due 02/06/31	11,270,088

	Ghana — 1.2%

	Sovereign and Sovereign Agency Issuers

5,000,000	Republic of Ghana, Reg S, 8.63%, due 04/07/34	2,605,625

5,900,000	Republic of Ghana, Reg S, 8.63%, due 06/16/49	2,976,919

30,000,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	15,343,125

Par Value†	Description	Value ($)
	Ghana — continued

	Sovereign and Sovereign Agency Issuers — continued

30,400,000	Republic of Ghana, Reg S, 8.75%, due 03/11/61	15,177,200

9,615,650	Saderea DAC, Reg S, 12.50%, due 11/30/26	7,211,737

	Total Ghana	43,314,606

	Grenada — 0.2%

	Sovereign and Sovereign Agency Issuers

9,200,973	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	7,544,798

	Guatemala — 0.6%

	Sovereign and Sovereign Agency Issuers

4,815,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	5,365,114

2,000,000	Republic of Guatemala, Reg S, 4.65%, due 10/07/41	1,616,625

15,200,000	Republic of Guatemala, Reg S, 6.13%, due 06/01/50	14,053,350

	Total Guatemala	21,035,089

	Honduras — 0.4%

	Sovereign and Sovereign Agency Issuers

17,300,000	Honduras Government International Bond, Reg S, 5.63%, due 06/24/30	12,340,306

	Hungary — 0.2%

	Sovereign and Sovereign Agency Issuers

11,300,000	Hungary Government International Bond, Reg S, 3.13%, due 09/21/51	7,657,869

	India — 1.6%

	Corporate Debt

29,700,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29	25,542,000

1,000,000	GMR Hyderabad International Airport Ltd., Reg S, 4.75%, due 02/02/26	950,187

21,140,000	GMR Hyderabad International Airport Ltd., Reg S, 4.25%, due 10/27/27	18,825,170

10,750,000	India Airport Infra, Reg S, 6.25%, due 10/25/25	9,997,500

	Total India	55,314,857

	Indonesia — 3.4%

	Sovereign and Sovereign Agency Issuers

9,200,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	8,678,475

3,700,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.45%, due 05/15/30	3,742,550

20,900,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.80%, due 05/15/50	18,710,725

8,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	9,303,638

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Indonesia — continued

		Sovereign and Sovereign Agency Issuers — continued

	20,400,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	17,292,825

	11,300,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	12,064,869

	8,200,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	6,533,350

	14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	14,198,225

	8,900,000	Perusahaan Penerbit SBSN Indonesia III, 144A, 4.70%, due 06/06/32	9,055,750

	20,349,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	19,157,312

		Total Indonesia	118,737,719

		Israel — 0.5%

		Sovereign and Sovereign Agency Issuers

	13,183,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,235,850

		Ivory Coast — 0.8%

		Sovereign and Sovereign Agency Issuers

EUR	32,000,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	27,102,843

		Jamaica — 0.9%

		Corporate Debt — 0.2%

	9,327,597	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	8,597,713

		Sovereign and Sovereign Agency Issuers — 0.7%

	9,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	10,856,250

	11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	12,511,500

			23,367,750

		Total Jamaica	31,965,463

		Jordan — 1.2%

		Sovereign and Sovereign Agency Issuers

	49,895,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	42,373,329

		Kazakhstan — 1.0%

		Sovereign and Sovereign Agency Issuers

	5,200,000	Development Bank of Kazakhstan JSC, 144A, 5.75%, due 05/12/25	5,166,200

	9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	8,339,062

	3,800,000	KazMunayGas National Co JSC, Reg S, 5.75%, due 04/19/47	3,211,713

	19,900,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	18,044,325

		Total Kazakhstan	34,761,300

Par Value†		Description	Value ($)
		Kenya — 0.9%

		Sovereign and Sovereign Agency Issuers

	39,914,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	31,033,135

		Kuwait — 0.1%

		Corporate Debt

	4,100,000	Equate Petrochemical BV, Reg S, 2.63%, due 04/28/28	3,710,500

		Lebanon — 0.4%

		Sovereign and Sovereign Agency Issuers

	20,400,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	1,725,075

	5,547,000	Lebanon Government International Bond, Reg S, 7.00%, due 03/20/28 (d)	469,068

	60,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	5,181,727

	21,000,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	1,775,813

	56,914,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	4,812,790

		Total Lebanon	13,964,473

		Malaysia — 0.9%

		Sovereign and Sovereign Agency Issuers

	16,700,000	1MDB Global Investments Ltd., Reg S, 4.40%, due 03/09/23	16,277,323

	6,000,000	Dua Capital Ltd, Reg S, 2.78%, due 05/11/31	5,051,340

	8,400,000	Petronas Capital Ltd., Reg S, 4.80%, due 04/21/60	8,611,575

	4,200,000	Petronas Capital Ltd., Reg S, 3.40%, due 04/28/61	3,278,058

		Total Malaysia	33,218,296

		Mexico — 6.0%

		Sovereign and Sovereign Agency Issuers

	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	4,438,400

	154,800,000	Petroleos Mexicanos, 7.69%, due 01/23/50	119,970,000

	23,486,000	Petroleos Mexicanos, 6.95%, due 01/28/60	16,862,948

GBP	56,096,000	United Mexican States, 5.63%, due 03/19/2114	66,878,315

		Total Mexico	208,149,663

		Mongolia — 0.1%

		Sovereign and Sovereign Agency Issuers

	3,700,000	Mongolia Government International Bond, Reg S, 4.45%, due 07/07/31	3,052,907

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Montenegro — 0.2%

		Sovereign and Sovereign Agency Issuers

EUR	8,100,000	Montenegro Government International Bond, 144A, 2.88%, due 12/16/27	7,107,693

		Morocco — 0.5%

		Sovereign and Sovereign Agency Issuers

	11,300,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	10,405,182

	10,500,000	Office Cherifien des Phosphates SA, Reg S, 5.13%, due 06/23/51 (e)	7,778,531

		Total Morocco	18,183,713

		Mozambique — 0.2%

		Sovereign and Sovereign Agency Issuers

	9,276,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	7,726,908

		Nigeria — 1.1%

		Sovereign and Sovereign Agency Issuers

	10,700,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	7,958,125

	17,650,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	12,663,875

	11,200,000	Nigeria Government International Bond, Reg S, 9.25%, due 01/21/49	9,044,000

	11,300,000	Nigeria Government International Bond, Reg S, 8.25%, due 09/28/51	8,390,250

		Total Nigeria	38,056,250

		Oman — 2.8%

		Sovereign and Sovereign Agency Issuers

	1,100,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	998,250

	96,800,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	90,024,000

	5,400,000	Oman Government International Bond, Reg S, 7.00%, due 01/25/51	5,130,000

		Total Oman	96,152,250

		Pakistan — 0.4%

		Sovereign and Sovereign Agency Issuers

	14,762,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	9,404,316

	5,926,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	3,348,842

		Total Pakistan	12,753,158

		Panama — 1.8%

		Sovereign and Sovereign Agency Issuers

	26,200,000	Aeropuerto Internacional de Tocumen SA, Reg S, 5.13%, due 08/11/61	21,881,913

	12,137,000	Panama Government International Bond, 8.13%, due 04/28/34	16,605,843

Par Value†		Description	Value ($)
		Panama — continued

		Sovereign and Sovereign Agency Issuers — continued

	16,800,000	Panama Government International Bond, 4.50%, due 04/01/56	14,393,400

	12,600,000	Panama Government International Bond, 4.50%, due 01/19/63	10,565,100

		Total Panama	63,446,256

		Papua New Guinea — 0.0%

		Sovereign and Sovereign Agency Issuers

	1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,204,154

		Peru — 2.3%

		Sovereign and Sovereign Agency Issuers

PEN	52,700,000	Peru Government Bond, 6.15%, due 08/12/32	12,691,834

	16,100,000	Peruvian Government International Bond, 3.60%, due 01/15/72	11,938,150

	19,700,000	Peruvian Government International Bond, 3.23%, due 07/28/2121	13,344,288

	52,995,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	41,004,881

		Total Peru	78,979,153

		Philippines — 1.9%

		Sovereign and Sovereign Agency Issuers

	4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	7,614,000

	9,500,000	Philippine Government International Bond, 3.20%, due 07/06/46	7,636,670

	40,012,000	Power Sector Assets & Liabilities Management Corp, 9.63%, due 05/15/28	49,909,968

		Total Philippines	65,160,638

		Qatar — 0.4%

		Sovereign and Sovereign Agency Issuers

	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	13,505,927

		Republic of North Macedonia — 0.2%

		Sovereign and Sovereign Agency Issuers

EUR	7,800,000	North Macedonia Government International Bond, Reg S, 1.63%, due 03/10/28	6,779,025

		Romania — 0.8%

		Sovereign and Sovereign Agency Issuers

EUR	9,000,000	Romanian Government International Bond, Reg S, 2.88%, due 04/13/42	6,499,473

EUR	6,900,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	6,320,908

EUR	18,300,000	Romanian Government International Bond, Reg S, 3.38%, due 01/28/50	13,780,416

		Total Romania	26,600,797

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Russia — 0.5%

		Sovereign and Sovereign Agency Issuers

	21,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c) (d)	2,733,750

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c) (d)	650,000

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c) (d)	850,000

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35 (c)	5,440,000

	6,400,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35 (c)	1,024,000

	4,000,000	Russian Foreign Bond, Reg S, 5.63%, due 04/04/42 (c)	860,000

	33,200,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47 (c)	6,640,000

		Total Russia	18,197,750

		Saudi Arabia — 3.1%

		Corporate Debt — 1.0%

	23,704,875	ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39	24,376,019

	11,100,000	EIG Pearl Holdings Sarl, 144A, 4.39%, due 11/30/46	9,324,000

			33,700,019

		Sovereign and Sovereign Agency Issuers — 2.1%

	1,600,000	Saudi Government International Bond, Reg S, 3.75%, due 01/21/55	1,398,000

	90,500,000	Saudi Government International Bond, Reg S, 3.45%, due 02/02/61	72,173,750

			73,571,750

		Total Saudi Arabia	107,271,769

		Senegal — 0.2%

		Sovereign and Sovereign Agency Issuers

	8,800,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	6,788,650

		Serbia — 0.3%

		Sovereign and Sovereign Agency Issuers

EUR	16,700,000	Serbia International Bond, Reg S, 2.05%, due 09/23/36	12,258,465

		South Africa — 3.5%

		Sovereign and Sovereign Agency Issuers

	11,720,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	11,139,860

	19,600,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	18,727,800

ZAR	203,950,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	2,715,770

ZAR	543,600,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	22,384,717

Par Value†		Description	Value ($)
		South Africa — continued

		Sovereign and Sovereign Agency Issuers — continued

	82,500,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	66,412,500

ZAR	27,300,000	Transnet SOC, Ltd., 13.50%, due 04/18/28	2,012,561

		Total South Africa	123,393,208

		Sri Lanka — 1.0%

		Sovereign and Sovereign Agency Issuers

	7,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26 (d)	2,897,440

	11,644,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27 (d)	4,455,111

	34,500,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28 (d)	13,200,045

	8,800,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29) (d)	3,366,968

	30,100,000	Sri Lanka Government International Bond, Reg S, 7.55%, due 03/28/30) (d)	11,516,561

		Total Sri Lanka	35,436,125

		SupraNational — 0.1%

		Sovereign and Sovereign Agency Issuers

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	2,631,082

		Suriname — 0.7%

		Sovereign and Sovereign Agency Issuers

	16,700,000	Republic of Suriname, Reg S, 12.88%, due 12/30/23 (d)	11,851,781

	17,559,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	12,140,951

		Total Suriname	23,992,732

		Tajikistan — 0.2%

		Sovereign and Sovereign Agency Issuers

	11,374,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	7,612,050

		Trinidad And Tobago — 1.3%

		Sovereign and Sovereign Agency Issuers

	26,000,000	Heritage Petroleum Co. Ltd., 144A, 9.00%, due 08/12/29	26,741,000

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	9,623,600

	3,800,000	Trinidad & Tobago Government International Bond, Reg S, 4.50%, due 06/26/30	3,391,025

	6,127,000	Trinidad Generation UnLtd., Reg S, 5.25%, due 11/04/27	5,887,281

		Total Trinidad And Tobago	45,642,906

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†		Description	Value ($)
		Tunisia — 1.1%

		Sovereign and Sovereign Agency Issuers

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	26,015,991

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	8,659,844

JPY	900,000,000	Banque Centrale de Tunisie SA, 3.50%, due 02/03/33	3,215,909

		Total Tunisia	37,891,744

		Turkey — 4.0%

		Sovereign and Sovereign Agency Issuers

	20,100,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	17,120,175

	1,300,000	Istanbul Metropolitan Municipality, 144A, 10.75%, due 04/12/27	1,244,750

	23,002,000	Republic of Turkey, 6.00%, due 01/14/41	16,580,129

	151,913,000	Republic of Turkey, 5.75%, due 05/11/47	103,993,943

		Total Turkey	138,938,997

		Ukraine — 1.3%

		Sovereign and Sovereign Agency Issuers

EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24 (c)	1,308,088

	17,200,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.63%, due 11/08/26 (c)	5,770,600

	6,800,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/26 (c)	2,251,684

	9,100,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/28 (c)	3,139,500

	4,700,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25 (c)	1,736,063

	8,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26 (c)	3,139,438

	3,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27 (c)	1,503,107

	2,000,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27 (c)	777,000

	37,600,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32 (c)	13,592,400

	29,900,000	Ukraine Government International Bond, Reg S, 7.25%, due 03/15/33 (c)	10,808,850

	200,000	Ukraine Railways Via Rail Capital Markets Plc, Reg S, 7.88%, due 07/15/26 (c)	57,000

		Total Ukraine	44,083,730

		United Arab Emirates — 1.6%

		Sovereign and Sovereign Agency Issuers

	4,500,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	4,374,281

Par Value†	Description	Value ($)
	United Arab Emirates — continued

	Sovereign and Sovereign Agency Issuers — continued

8,200,000	Abu Dhabi Government International Bond, Reg S, 3.13%, due 09/30/49	6,771,663

9,100,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	6,616,269

6,000,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	5,326,500

18,700,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	13,227,912

28,300,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	20,938,462

	Total United Arab Emirates	57,255,087

	United States — 4.4%

	Asset-Backed Securities — 0.3%

1,162,510	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 1.11%, due 12/15/35	1,111,942

406,333	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 1.11%, due 12/15/35	398,601

846,558	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 1.07%, due 05/15/36	801,185

8,326,712	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 1.16%, due 11/25/36	3,144,725

8,437,735	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 1.23%, due 11/25/36	3,202,995

4,376,855	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 1.37%, due 04/25/37	1,877,191

		10,536,639

	Corporate Debt — 0.0%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/2170	346,862

	U.S. Government — 4.1%

26,000,000	U.S. Treasury Note, 0.13%, due 12/31/22	25,765,390

34,300,000	U.S. Treasury Note, 0.13%, due 03/31/23	33,774,781

34,900,000	U.S. Treasury Note, 0.13%, due 04/30/23	34,278,344

4,000,000	U.S. Treasury Note, 0.13%, due 05/15/23	3,924,531

33,050,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.16%, due 10/31/23 (g)	33,114,856

11,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 0.99%, due 04/30/24	11,002,278

		141,860,180

	Total United States	152,743,681

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)
	Uruguay — 0.6%

	Sovereign and Sovereign Agency Issuers

20,918,000	Uruguay Government International Bond, 5.10%, due 06/18/50	22,275,055

	Uzbekistan — 0.4%

	Sovereign and Sovereign Agency Issuers

7,600,000	Republic of Uzbekistan International Bond, Reg S, 3.70%, due 11/25/30	6,159,800

1,237,000	Uzbek Industrial and Construction Bank ATB, Reg S, 5.75%, due 12/02/24	1,128,763

10,000,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	8,015,000

	Total Uzbekistan	15,303,563

	Venezuela — 1.2%

	Sovereign and Sovereign Agency Issuers

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (d)	835,987

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	8,800,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	3,098,350

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,617,380

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	3,111,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	2,018,750

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	14,687,405

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	5,839,500

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	595,000

	Total Venezuela	40,603,372

	Vietnam — 0.8%

	Sovereign and Sovereign Agency Issuers

22,558,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	19,904,615

9,918,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 1.92%, due 03/13/28 (c)	9,273,330

	Total Vietnam	29,177,945

	Zambia — 0.6%

	Sovereign and Sovereign Agency Issuers

3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22 (d)	2,376,000

27,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	18,797,211

	Total Zambia	21,173,211

	TOTAL DEBT OBLIGATIONS (COST $4,319,742,020)	3,185,418,060

Par Value†		Description	Value ($)
		LOAN ASSIGNMENTS — 1.4%

		Chad — 0.5%

	5,018,496	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 3.61%, due 09/30/25 (c)	4,140,259

	19,104,455	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 3.86%, due 12/31/27 (c)	12,991,030

		Total Chad	17,131,289

		Kenya — 0.1%

	3,650,000	Republic of Kenya Loan Agreement, 6 mo. LIBOR + 6.70%, 8.81%, due 04/10/25 (a)	2,996,587

		Turkey — 0.8%

EUR	28,303,571	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 8.85%, due 06/23/28 (a)	28,509,018

		TOTAL LOAN ASSIGNMENTS (COST $53,356,189)	48,636,894

		LOAN PARTICIPATIONS — 1.2%

		Angola — 0.9%

	468,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 6.61%, due 12/07/23 (c)	468,000

	12,000,000	Republic of Angola Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	11,310,000

	7,275,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.36%, due 12/13/23 (c)	7,220,437

	4,162,149	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.36%, due 12/20/23 (c)	4,130,933

	7,916,667	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	7,679,167

		Total Angola	30,808,537

		Egypt — 0.0%

CHF	466	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	413

		Iraq — 0.2%

EUR	671,722	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	607,549

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value† / Shares		Description	Value ($)
		Iraq — continued

JPY	96,567,776	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	607,604

JPY	1,070,250,340	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	6,734,010

JPY	227,190,207	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,429,480

		Total Iraq	9,378,643

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	2

		Sudan — 0.1%

CHF	11,833,578	Republic of Sudan Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (d)	1,233,693

CHF	5,155,077	Republic of Sudan Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (d)	537,435

		Total Sudan	1,771,128

		TOTAL LOAN PARTICIPATIONS (COST $60,497,966)	41,958,723

		INVESTMENT FUNDS — 0.2%

		Colombia — 0.2%

	7,850,000	Bona Fide Investments Feeder LLC (a) (h)	8,006,089

		TOTAL INVESTMENT FUNDS (COST $7,850,000)	8,006,089

		MUTUAL FUNDS — 2.1%

		United States — 2.1%

		Affiliated Issuers — 2.1%

	14,838,144	GMO U.S. Treasury Fund	74,190,722

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,190,722

Shares / Par Value†		Description	Value ($)

		RIGHTS/WARRANTS — 0.3%

		Argentina — 0.1%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (i)	4,676,562

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (a) (i)	37,373

		Total Argentina	4,713,935

		Ukraine — 0.2%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (c) (i)	5,489,480

		TOTAL RIGHTS/WARRANTS (COST $49,378,719)	10,203,415

		SHORT-TERM INVESTMENTS — 0.6%

		Money Market Funds — 0.4%

	12,722,334	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (j)	12,722,334

		U.S. Government — 0.2%

	7,000,000	U.S. Treasury Bill, 1.59%, due 12/01/22 (k)	6,944,401

		TOTAL SHORT-TERM INVESTMENTS (COST $19,666,596)	19,666,735

		TOTAL INVESTMENTS — 97.2% (Cost $4,584,787,920)	3,388,080,638

		Other Assets and Liabilities (net) — 2.8%	96,550,275

		TOTAL NET ASSETS — 100.0%	$3,484,630,913

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2022

Bona Fide Investments Feeder LLC	12/31/21	$7,850,000	0.23%	$8,006,089

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/05/2022	JPM	BRL	70,300,000	USD	14,417,555	(243,550)
06/16/2022	JPM	COP	73,900,000,000	USD	19,169,909	(398,427)
06/21/2022	MORD	EUR	1,100,000	USD	1,189,511	7,515
06/21/2022	SSB	EUR	150,300,000	USD	163,147,815	1,644,140
06/21/2022	SSB	GBP	60,111,000	USD	78,511,398	2,762,072
07/15/2022	BCLY	JPY	6,580,000,000	USD	52,417,828	1,215,157
06/17/2022	MORD	PEN	49,700,000	USD	13,313,689	(44,579)
07/05/2022	GS	USD	6,584,475	BRL	33,700,000	443,680
06/21/2022	CITI	USD	11,691,586	EUR	11,100,000	235,832
06/21/2022	CITI	USD	8,861,307	GBP	7,100,000	85,811
08/31/2022	MORD	ZAR	356,500,000	USD	22,262,327	(295,014)

						$5,412,637

Reverse Repurchase Agreements(l)

Face Value		Description	Value ($)

USD	6,006,665	J.P. Morgan Securities Plc, (0.25)%, dated 05/06/22, (collateral: Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(6,006,665)

USD	762,873	J.P. Morgan Securities Plc, (0.40)%, dated 05/17/22, (collateral: Office Cherifien des Phosphates SA, Reg S, 5.13%, due 06/23/51), to be repurchased on demand at face value plus accrued interest.	(762,873)

			$(6,769,538)

		Average balance outstanding	$(6,296,557)

		Average interest rate (net)	(0.11	) %

		Maximum balance outstanding	$(6,770,750)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(123,653)	42,358

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,287,299)	215,636

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(4,271,667)	159,095

					$(5,682,619)	$417,089

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	125,396,000	1.00%	4.85%	N/A	06/20/2024	Quarterly	3,918,625	9,179,614	5,260,989
CDX-EMS.37.V1-5Y	USD	143,000,000	1.00%	2.72%	N/A	06/20/2027	Quarterly	8,794,500	10,786,919	1,992,419

								$12,713,125	$19,966,533	$7,253,408

OTC Credit Default Swaps

Reference Entity	Counterparty		Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Banque Centrale de Tunisie SA	JPM	USD	19,500,000	1.00%	26.72%	N/A	06/20/2022	Quarterly	2,109,320	275,537	(1,833,783)
Republic of Ghana	JPM	USD	3,700,000	5.00%	15.67%	N/A	06/20/2023	Quarterly	(112,514)	377,220	489,734
Republic of Ghana	JPM	USD	3,700,000	5.00%	15.67%	N/A	06/20/2023	Quarterly	(112,260)	377,220	489,480
Republic of Ghana	JPM	USD	3,700,000	5.00%	15.67%	N/A	06/20/2023	Quarterly	370,000	377,220	7,220
Petrobras Global Finance BV	CITI	USD	13,000,000	1.00%	1.38%	N/A	06/20/2024	Quarterly	371,175	97,380	(273,795)
Petrobras Global Finance BV	CITI	USD	37,000,000	1.00%	1.38%	N/A	06/20/2024	Quarterly	1,923,458	277,158	(1,646,300)
Republic of Ghana	JPM	USD	7,500,000	5.00%	14.8%	N/A	06/20/2024	Quarterly	58,680	1,224,284	1,165,604
Republic of South Africa	GS	USD	35,900,000	1.00%	1.37%	N/A	06/20/2024	Quarterly	38,627	266,506	227,879
Commonwealth of Bahamas	DB	EUR	29,001,331	1.00%	10.56%	N/A	06/20/2025	Quarterly	3,767,513	5,052,549	1,285,036
Republic of Colombia	CITI	USD	6,000,000	1.00%	2.11%	N/A	06/20/2027	Quarterly	217,220	303,788	86,568
Republic of South Africa	GS	USD	52,000,000	1.00%	2.34%	N/A	06/20/2027	Quarterly	2,596,750	3,150,024	553,274
Republic of Turkey	GS	USD	29,000,000	1.00%	7.12%	N/A	06/20/2027	Quarterly	5,526,699	6,781,217	1,254,518
United States of Mexico	MORD	USD	20,000,000	1.00%	1.25%	N/A	06/20/2027	Quarterly	(28,801)	237,119	265,920
United States of Mexico	GS	USD	20,000,000	1.00%	1.65%	N/A	06/20/2029	Quarterly	1,589,641	803,151	(786,490)
United States of Mexico	GS	USD	20,000,000	1.00%	1.89%	N/A	09/20/2031	Quarterly	2,640,655	1,362,464	(1,278,191)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	10.73%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(332,205)	309,258
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	10.73%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(664,505)	599,410
Commonwealth of Bahamas	DB	USD	38,867,771	1.00%	10.55%	38,867,771 USD	06/20/2025	Quarterly	(4,311,666)	(6,156,616)	(1,844,950)
Russia	CITI	USD	11,700,000	1.00%	0.00%	11,700,000 USD	12/20/2026	Quarterly	(974,925)	(8,740,423)	(7,765,498)

									$13,764,194	$5,069,088	$(8,695,106)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
BZDIOVRA Index	12.36%	BRL	2,406,000,000	01/02/2025	At Maturity	293,193	1,796,736	1,503,543
BZDIOVRA Index	11.97%	BRL	348,000,000	01/02/2025	At Maturity	—	(312,709)	(312,709)
1.75%	6 Month EURIBOR	EUR	17,200,000	06/16/2032	Semi-Annually	76,274	171,240	94,966
1.70%	GBP - SONIA - COMPOUND	GBP	30,000,000	06/15/2052	Annually	197,901	2,676,240	2,478,339
1.42%	6 Month EURIBOR	EUR	33,800,000	06/19/2052	Semi-Annually	(246,098)	2,643,632	2,889,730

						$321,270	$6,975,139	$6,653,869

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6.53%	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP	125,600,000,000	06/07/2022	At Maturity	—	(1,380,574)	(1,380,574)
6.52%	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP	73,900,000,000	06/21/2022	At Maturity	—	1,075,600	1,075,600
6.52%	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP	96,100,000,000	06/23/2022	At Maturity	—	329,147	329,147

							$—	$24,173	$24,173

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs.

(d)	Security is in default.

(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(f)	Security is backed by the United States International Development Finance Corporation.
(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(h)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.

(i)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(j)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(k)	The rate shown represents yield-to-maturity.

(l)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at May 31, 2022, which are subject to change based on the terms of the security.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BZDIOVRA - Brazil Interbank Deposit Rate

CJSC - Closed Joint-Stock Company

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

COP - Colombian Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

PEN - Peruvian Sol

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 48.3%

	Corporate Debt — 13.1%

	Australia — 0.7%

2,625,000	FMG Resources August 2006 Pty. Ltd., 144A, 4.38%, due 04/01/31	2,339,531

	Canada — 0.0%

125,000	Mountain Province Diamonds, Inc., 144A, 8.00%, due 12/15/22	121,719

	United Kingdom — 0.6%

190,000	Jaguar Land Rover Automotive Plc, 144A, 5.63%, due 02/01/23	188,100

1,020,000	Virgin Media Secured Finance Plc, 144A, 5.50%, due 05/15/29	1,002,956

1,000,000	Virgin Media Secured Finance Plc, 144A, 4.50%, due 08/15/30	904,700

	Total United Kingdom	2,095,756

	United States — 11.8%

125,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, due 02/15/23	124,377

325,000	Apache Corp., 5.35%, due 07/01/49	286,000

125,000	Bath & Body Works, Inc., 6.88%, due 11/01/35	113,294

740,000	Booz Allen Hamilton, Inc., 144A, 3.88%, due 09/01/28	691,971

1,000,000	Booz Allen Hamilton, Inc., 144A, 4.00%, due 07/01/29	946,305

250,000	Brinker International, Inc., 3.88%, due 05/15/23	245,000

3,750,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 4.75%, due 03/01/30	3,459,375

1,375,000	Centene Corp., 2.63%, due 08/01/31	1,180,032

275,000	Cleaver-Brooks, Inc., 144A, 7.88%, due 03/01/23	255,750

250,000	Cogent Communications Group, Inc., 144A, 3.50%, due 05/01/26	239,495

748,000	CoreCivic, Inc., 8.25%, due 04/15/26	769,901

1,500,000	Crown Americas LLC, 144A, 5.25%, due 04/01/30	1,502,730

1,750,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, due 09/30/26	1,718,911

400,000	Enact Holdings, Inc., 144A, 6.50%, due 08/15/25	401,048

1,125,000	FirstEnergy Corp., 4.40%, due 07/15/27	1,116,562

125,000	Fluor Corp., 4.25%, due 09/15/28	118,900

670,000	Hexcel Corp., 4.20%, due 02/15/27	652,792

1,625,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, due 02/01/29	1,473,485

2,125,000	Iron Mountain Information Management Services, Inc., 144A, REIT, 5.00%, due 07/15/32	1,950,410

500,000	KB Home, 4.80%, due 11/15/29	460,000

Par Value†	Description	Value ($)

	United States — continued

625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, REIT, 4.25%, due 02/01/27	563,566

1,500,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, REIT, 4.75%, due 06/15/29	1,350,000

750,000	Lumen Technologies, Inc., 144A, 4.50%, due 01/15/29	616,258

1,625,000	Mattel, Inc., 144A, 3.38%, due 04/01/26	1,575,925

750,000	Molina Healthcare, Inc., 144A, 3.88%, due 05/15/32	682,268

625,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	566,856

262,000	New Fortress Energy, Inc., 144A, 6.75%, due 09/15/25	257,792

1,500,000	New Fortress Energy, Inc., 144A, 6.50%, due 09/30/26	1,460,715

1,125,000	Newell Brands, Inc., 5.63%, due 04/01/36	1,069,402

812,000	Occidental Petroleum Corp., 8.50%, due 07/15/27	941,920

1,750,000	OneMain Finance Corp., 6.13%, due 03/15/24	1,767,756

250,000	OneMain Finance Corp., 6.88%, due 03/15/25	254,080

875,000	OneMain Finance Corp., 7.13%, due 03/15/26	896,000

375,000	OneMain Finance Corp., 6.63%, due 01/15/28	375,469

166,000	Owens-Brockway Glass Container, Inc., 144A, 5.88%, due 08/15/23	167,660

250,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.88%, due 05/15/23	247,500

2,000,000	PDC Energy, Inc., 5.75%, due 05/15/26	2,006,020

750,000	Perrigo Finance UnLtd Co, 3.90%, due 06/15/30	689,410

836,000	PG&E Corp., 5.00%, due 07/01/28	789,987

750,000	PG&E Corp., 5.25%, due 07/01/30	691,867

375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	370,883

400,000	Royal Caribbean Cruises Ltd., 144A, 10.88%, due 06/01/23	416,024

250,000	Sensata Technologies BV, 144A, 4.88%, due 10/15/23	250,624

250,000	Service Properties Trust, REIT, 4.50%, due 03/15/25	218,473

800,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	725,600

625,000	Tenet Healthcare Corp., 6.75%, due 06/15/23	637,313

227,403	Transocean Guardian Ltd., 144A, 5.88%, due 01/15/24	217,450

375,000	W&T Offshore, Inc., 2018 Term Loan, 144A, 9.75%, due 11/01/23	371,250

565,000	Western Midstream Operating LP, 3.60%, due 02/01/25	551,723

1,375,000	Western Midstream Operating LP, 3.95%, due 06/01/25	1,347,500

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†		Description	Value ($)

		United States — continued

	925,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, due 05/30/23	909,654

		Total United States	40,693,283

		Total Corporate Debt	45,250,289

		U.S. Government — 35.2%

	20,000,000	U.S. Treasury Note, 0.13%, due 11/30/22	19,855,469

	45,000,000	U.S. Treasury Note, 0.13%, due 12/31/22	44,593,945

	3,630,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.15%, due 07/31/23 (a)	3,635,905

	54,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 0.99%, due 04/30/24 (a)	54,011,183

		Total U.S. Government	122,096,502

		TOTAL DEBT OBLIGATIONS (COST $167,220,152)	167,346,791

		SHORT-TERM INVESTMENTS — 47.5%

		Money Market Funds — 0.8%

	2,672,310	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (b)	2,672,310

		Sovereign and Sovereign Agency Issuers — 23.5%

JPY	2,371,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/01/22	18,420,787

JPY	7,146,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/22/22	55,521,882

JPY	961,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/25/22	7,466,689

		Total Sovereign and Sovereign Agency Issuers	81,409,358

		U.S. Government — 23.2%

	35,960,000	U.S. Treasury Bill, 1.29%, due 10/06/22 (c)	35,797,705

	5,380,000	U.S. Treasury Bill, 1.44%, due 11/03/22 (c)	5,347,026

	18,870,000	U.S. Treasury Bill, 1.51%, due 11/17/22 (c)	18,738,453

	500,000	U.S. Treasury Bill, 1.56%, due 11/25/22 (c)	496,226

	20,000,000	U.S. Treasury Bill, 1.59%, due 12/01/22 (c)	19,841,146

		Total U.S. Government	80,220,556

		TOTAL SHORT-TERM INVESTMENTS (COST $164,695,766)	164,302,224

		TOTAL INVESTMENTS — 95.8% (Cost $331,915,918)	331,649,015

		Other Assets and Liabilities (net) — 4.2%	14,520,861

		TOTAL NET ASSETS — 100.0%	$346,169,876

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/01/2022	SSB	JPY	2,371,000,000	USD	18,457,824	(7,201)
08/22/2022	BCLY	JPY	7,146,000,000	USD	56,029,560	308,619
08/25/2022	SSB	JPY	961,000,000	USD	7,425,153	(69,583)

						$231,835

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
384	U.S. Treasury Note 10 Yr. (CBT)	September 2022	45,870,000	(308,520)
140	U.S. Treasury Note 2 Yr. (CBT)	September 2022	29,554,219	(34,914)
97	U.S. Treasury Note 5 Yr. (CBT)	September 2022	10,956,453	(17,349)

			$86,380,672	$(360,783)

Sales
1	U.S. Ultra Bond (CBT)	September 2022	$155,750	$3,697

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.HYS.38.V1-5Y	GS	100.50%	06/15/22	USD	(15,655,000)	Fixed Spread	Pay	(66,771)
CDX.NA.HYS.38.V1-5Y	GS	100.50%	06/15/22	USD	(5,237,000)	Fixed Spread	Pay	(22,337)
CDX.NA.HYS.38.V1-5Y	JPM	98.00%	07/20/22	USD	(46,600,000)	Fixed Spread	Pay	(320,220)

				Total Written Options on Credit Default Swaps — Puts				(409,328)

				TOTAL WRITTEN OPTIONS (Premiums $1,030,221)				$(409,328)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.38.V1-5Y	USD	14,143,000	5.00%	4.61%		N/A	06/20/2027	Quarterly	(165,491)	(224,562)	(59,071)
CDX.NA.HYS.38.V1-5Y	USD	5,976,000	5.00%	4.61%		N/A	06/20/2027	Quarterly	6,883	(94,887)	(101,770)
Sell Protection^:
CDX.NA.HYS.38.V1-5Y	USD	121,669,000	5.00%	4.61%	121,669,000	USD	06/20/2027	Quarterly	1,833,385	1,931,860	98,475

									$1,674,777	$1,612,411	$(62,366)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MORD	USD	18,200,001	06/20/2022	Quarterly	(5,798)	333,462	339,260
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MORD	USD	1,099,999	06/20/2022	Quarterly	(140)	(21,656)	(21,516)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MORD	USD	1,199,999	06/20/2022	Quarterly	(114)	(25,862)	(25,748)

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	7,400,000	06/20/2022	Quarterly	(1,068)	(62,945)	(61,877)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	27,000,000	06/20/2022	Quarterly	—	(28,623)	(28,623)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BCLY	USD	22,250,000	09/20/2022	Quarterly	(11,170)	854,665	865,835
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	91,300,001	09/20/2022	Quarterly	(43,896)	3,044,613	3,088,509

							$(62,186)	$4,093,654	$4,155,840

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(c)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2022, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 59.2%

	Brazil — 0.5%

	Corporate Debt

250,000	Fibria Overseas Finance Ltd., 5.50%, due 01/17/27	255,125

100,000	Suzano Austria GmbH, 6.00%, due 01/15/29	102,412

200,000	Suzano Austria GmbH, 5.00%, due 01/15/30	193,125

100,000	Suzano Austria GmbH, 3.75%, due 01/15/31	88,400

	Total Brazil	639,062

	Canada — 0.3%

	Corporate Debt

450,000	National Bank of Canada, Variable Rate, 0.55%, due 11/15/24	432,252

	Germany — 0.6%

	Corporate Debt

400,000	Deutsche Bank AG, Variable Rate, 3.96%, due 11/26/25	393,673

350,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	307,027

	Total Germany	700,700

	Ireland — 0.4%

	Corporate Debt

200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.88%, due 01/23/28	185,416

350,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, due 10/29/33	288,419

	Total Ireland	473,835

	Japan — 0.2%

	Corporate Debt

200,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.32%, due 04/19/33	197,380

	Netherlands — 0.2%

	Corporate Debt

350,000	ING Groep NV, Variable Rate, 2.73%, due 04/01/32	299,455

	United Kingdom — 2.6%

	Corporate Debt

300,000	Barclays Plc, Variable Rate, 2.89%, due 11/24/32	252,616

300,000	BAT Capital Corp., 4.39%, due 08/15/37	256,201

200,000	British Telecommunications Plc, 4.50%, due 12/04/23	203,383

250,000	British Telecommunications Plc, 5.13%, due 12/04/28	256,177

Par Value†	Description	Value ($)

	United Kingdom — continued

	Corporate Debt — continued

350,000	CNH Industrial NV, 4.50%, due 08/15/23	354,921

200,000	HSBC Holdings Plc, Variable Rate, 2.25%, due 11/22/27	181,744

200,000	HSBC Holdings Plc, Variable Rate, 4.58%, due 06/19/29	197,808

500,000	HSBC Holdings Plc, Variable Rate, 3.97%, due 05/22/30	474,795

200,000	NatWest Group Plc, Variable Rate, 4.52%, due 06/25/24	201,900

400,000	NatWest Group Plc, Variable Rate, 4.89%, due 05/18/29	400,247

300,000	Reynolds American, Inc., 5.70%, due 08/15/35	297,494

100,000	Reynolds American, Inc., 6.15%, due 09/15/43	95,884

	Total United Kingdom	3,173,170

	United States — 54.4%

	Asset-Backed Securities — 2.8%

3,380,000	Citigroup Commercial Mortgage Trust, Series 19-PRM, Class C, 144A, 3.90%, due 05/10/36	3,393,914

	Corporate Debt — 18.2%

700,000	AbbVie, Inc., 4.50%, due 05/14/35	703,910

200,000	Aircastle Ltd., 4.25%, due 06/15/26	190,663

250,000	Alphabet, Inc., 0.45%, due 08/15/25	232,194

450,000	Alphabet, Inc., 0.80%, due 08/15/27	400,746

250,000	Altria Group, Inc., 5.80%, due 02/14/39	245,775

150,000	Altria Group, Inc., 5.95%, due 02/14/49	144,263

350,000	Altria Group, Inc., 4.00%, due 02/04/61	250,448

100,000	American Express Co., 4.05%, due 12/03/42	92,891

200,000	American Financial Group Inc/OH, 4.50%, due 06/15/47	177,071

750,000	Anthem, Inc., 2.38%, due 01/15/25	735,097

450,000	Apple, Inc., 0.75%, due 05/11/23	443,987

350,000	Ares Capital Corp., 2.15%, due 07/15/26	308,006

150,000	Athene Holding Ltd., 4.13%, due 01/12/28	145,051

250,000	Athene Holding Ltd., 6.15%, due 04/03/30	264,275

150,000	Bank of America Corp., Variable Rate, 4.44%, due 01/20/48	146,099

200,000	Bank of America Corp., Variable Rate, 4.33%, due 03/15/50	190,951

200,000	Bank of America Corp., Variable Rate, 2.83%, due 10/24/51	146,549

650,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	559,603

150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	141,821

550,000	Carrier Global Corp., 2.72%, due 02/15/30	486,348

250,000	CF Industries, Inc., 5.15%, due 03/15/34	256,646

450,000	CF Industries, Inc., 5.38%, due 03/15/44	456,173

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	188,355

150,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, due 10/23/45	154,869

250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	264,358

250,000	Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	262,425

400,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	412,127

450,000	CNH Industrial Capital LLC, 1.95%, due 07/02/23	445,744

200,000	CNH Industrial Capital LLC, 1.45%, due 07/15/26	181,066

350,000	Corning, Inc., 5.45%, due 11/15/79	347,973

500,000	Devon Energy Corp., 5.60%, due 07/15/41	526,435

350,000	DuPont de Nemours, Inc., 5.32%, due 11/15/38	365,163

200,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	211,559

100,000	Exelon Generation Co. LLC, 5.60%, due 06/15/42	98,059

450,000	Expedia Group, Inc., 3.80%, due 02/15/28	428,635

250,000	Expedia Group, Inc., 3.25%, due 02/15/30	220,760

250,000	Georgia Power Co., 4.70%, due 05/15/32	258,120

400,000	GLP Capital LP / GLP Financing II, Inc., REIT, 4.00%, due 01/15/31	361,100

250,000	GSK Consumer Healthcare Capital US LLC, 144A, 3.38%, due 03/24/29	238,655

300,000	HCA, Inc., 5.50%, due 06/15/47	295,882

200,000	Host Hotels & Resorts LP, REIT, 3.38%, due 12/15/29	179,740

450,000	Host Hotels & Resorts LP, REIT, 3.50%, due 09/15/30	401,435

350,000	Huntington Bancshares, Inc., 2.63%, due 08/06/24	344,699

350,000	Johnson & Johnson, 3.63%, due 03/03/37	342,969

168,000	Keurig Dr Pepper, Inc., 4.42%, due 05/25/25	171,825

200,000	Keurig Dr Pepper, Inc., 4.05%, due 04/15/32	191,811

200,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35	201,718

450,000	Las Vegas Sands Corp., 3.20%, due 08/08/24	431,681

350,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	318,224

300,000	Marathon Oil Corp., 5.20%, due 06/01/45	295,272

250,000	Marathon Petroleum Corp., 6.50%, due 03/01/41	284,109

400,000	Marathon Petroleum Corp., 4.75%, due 09/15/44	368,963

Par Value†	Description	Value ($)

	Corporate Debt — continued

100,000	Marriott International, Inc., 5.75%, due 05/01/25	105,489

350,000	Marvell Technology, Inc., 2.45%, due 04/15/28	312,219

300,000	Morgan Stanley, 6.38%, due 07/24/42	363,754

100,000	Morgan Stanley, Variable Rate, 5.60%, due 03/24/51	115,260

150,000	Newmont Corp., 2.60%, due 07/15/32	128,878

350,000	Office Properties Income Trust, REIT, 4.50%, due 02/01/25	343,244

250,000	ONEOK, Inc., 4.95%, due 07/13/47	224,888

700,000	PacifiCorp, 4.15%, due 02/15/50	651,633

400,000	Procter & Gamble Co. (The), 3.10%, due 08/15/23	403,192

400,000	Sabra Health Care LP, REIT, 5.13%, due 08/15/26	401,225

250,000	Simon Property Group LP, REIT, 4.75%, due 03/15/42	240,895

300,000	Simon Property Group LP, REIT, 4.25%, due 11/30/46	274,302

200,000	Starbucks Corp., 4.45%, due 08/15/49	187,354

300,000	Synchrony Financial, 4.25%, due 08/15/24	300,496

250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, due 01/15/29	262,835

350,000	Union Pacific Corp., 4.10%, due 09/15/67	313,399

350,000	Union Pacific Corp., 3.80%, due 04/06/71	294,284

150,000	United Parcel Service, Inc., 3.90%, due 04/01/25	152,751

300,000	United Parcel Service, Inc., 5.20%, due 04/01/40	325,656

350,000	Verizon Communications, Inc., 4.33%, due 09/21/28	356,127

450,000	Welltower, Inc., REIT, 2.80%, due 06/01/31	395,899

400,000	Williams Cos, Inc. (The), 5.40%, due 03/04/44	398,767

250,000	Williams Cos, Inc. (The), 5.75%, due 06/24/44	260,174

200,000	Williams Cos, Inc. (The), 5.10%, due 09/15/45	194,199

		22,519,218

	U.S. Government Agency — 33.4%

12,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.00%, 0.78%, due 06/02/22	11,999,992

4,900,000	Federal National Mortgage Association, TBA, 2.50%, due 06/16/37	4,743,334

1,700,000	Federal National Mortgage Association, TBA, 2.00%, due 06/13/52	1,507,820

2,200,000	Federal National Mortgage Association, TBA, 2.50%, due 06/13/52	2,024,516

3,300,000	Federal National Mortgage Association, TBA, 3.00%, due 06/13/52	3,142,348

15,000,000	Federal National Mortgage Association, TBA, 4.00%, due 06/13/52	14,990,625

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value† / Shares		Description	Value ($)

		U.S. Government Agency — continued

	3,000,000	Government National Mortgage Association, TBA, 3.00%, due 06/21/52	2,893,828

			41,302,463

		Total United States	67,215,595

		TOTAL DEBT OBLIGATIONS (COST $76,430,728)	73,131,449

		MUTUAL FUNDS — 23.9%

		United States — 23.9%

		Affiliated Issuers

	247,731	GMO Emerging Country Debt Fund, Class VI	5,026,461

	974,867	GMO Opportunistic Income Fund, Class VI	24,556,909

		TOTAL MUTUAL FUNDS (COST $32,367,720)	29,583,370

		SHORT-TERM INVESTMENTS — 38.3%

		Money Market Funds — 1.3%

	1,548,134	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	1,548,134

		Sovereign and Sovereign Agency Issuers — 24.8%

JPY	2,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/19/22	16,314,755

Par Value†		Description	Value ($)

		Sovereign and Sovereign Agency Issuers — continued

JPY	1,025,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/01/22	7,963,436

JPY	814,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/25/22	6,324,541

		Total Sovereign and Sovereign Agency Issuers	30,602,732

		U.S. Government — 12.2%

	1,200,000	U.S. Treasury Bill, 1.44%, due 11/03/22 (b) (c)	1,192,645

	14,000,000	U.S. Treasury Bill, 1.56%, due 11/25/22 (c)	13,894,341

		Total U.S. Government	15,086,986

		TOTAL SHORT-TERM INVESTMENTS (COST $47,621,904)	47,237,852

		TOTAL INVESTMENTS — 121.4% (Cost $156,420,352)	149,952,671

		Other Assets and Liabilities (net) — (21.4%)	(26,392,899)

		TOTAL NET ASSETS — 100.0%	$123,559,772

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
07/05/2022	GS	BRL	292,812	USD	60,000	(1,066)
08/02/2022	BCLY	CAD	909,886	USD	710,000	(9,116)
06/13/2022	JPM	CLP	819,728,500	USD	949,419	(43,800)
06/16/2022	JPM	COP	941,520,000	USD	240,117	(9,192)
08/18/2022	GS	CZK	2,400,000	USD	101,271	(1,964)
08/18/2022	MSCI	CZK	20,842,868	USD	868,453	(28,098)
06/30/2022	DB	EUR	1,730,000	USD	1,853,323	(6,528)
06/30/2022	JPM	EUR	2,080,000	USD	2,251,580	15,457
06/30/2022	MSCI	EUR	2,540,000	USD	2,829,966	99,317
06/16/2022	JPM	GBP	590,000	USD	745,204	1,739
08/31/2022	JPM	ILS	2,486,203	USD	743,904	(9,089)
06/03/2022	GS	INR	18,446,030	USD	240,000	2,428
06/03/2022	MSCI	INR	67,597,364	USD	884,840	14,233
08/30/2022	MSCI	INR	77,579,444	USD	991,253	1,534
07/19/2022	SSB	JPY	2,100,000,000	USD	16,763,715	419,325
08/01/2022	SSB	JPY	1,025,000,000	USD	8,017,091	34,531
08/25/2022	SSB	JPY	814,000,000	USD	6,289,359	(58,939)
08/08/2022	MSCI	KRW	544,221,675	USD	432,066	(5,983)
06/01/2022	JPM	NZD	9,290,000	USD	6,244,134	190,771
06/01/2022	MSCI	NZD	1,830,000	USD	1,226,153	33,725

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
06/01/2022	SSB	NZD	2,610,000	USD	1,704,758	4,082
08/31/2022	MSCI	NZD	12,030,000	USD	7,840,011	13,202
06/17/2022	JPM	PEN	560,000	USD	146,004	(4,511)
06/17/2022	MSCI	PEN	440,000	USD	116,649	(1,613)
08/03/2022	CITI	PHP	2,646,200	USD	50,000	(169)
08/03/2022	JPM	PHP	12,555,440	USD	237,253	(784)
06/30/2022	BOA	RON	887,137	USD	190,000	(1,947)
06/30/2022	JPM	RON	2,393,904	USD	530,098	12,138
06/07/2022	GS	SEK	1,880,884	USD	200,000	7,383
06/21/2022	GS	SGD	136,062	USD	100,000	693
06/21/2022	JPM	SGD	137,342	USD	100,000	(241)
06/21/2022	SSB	SGD	327,282	USD	240,000	1,127
08/18/2022	CITI	THB	34,522,300	USD	993,162	(18,244)
06/13/2022	JPM	TWD	29,145,600	USD	984,715	(20,523)
08/09/2022	BCLY	USD	1,550,543	AUD	2,189,000	21,867
08/09/2022	JPM	USD	660,287	AUD	940,000	14,937
07/05/2022	BCLY	USD	160,000	BRL	807,894	8,487
07/05/2022	JPM	USD	891,835	BRL	4,348,585	15,065
08/02/2022	BCLY	USD	6,828,576	CAD	8,721,887	64,644
08/02/2022	BOA	USD	1,400,000	CAD	1,799,182	21,958

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
06/16/2022	MSCI	USD	488,149	CHF	486,024	18,907
06/16/2022	JPM	USD	963,122	COP	3,746,698,000	28,984
06/16/2022	MSCI	USD	160,000	COP	608,480,000	1,122
08/18/2022	DB	USD	128,253	CZK	3,000,000	791
06/30/2022	JPM	USD	589,249	EUR	540,000	(8,717)
06/16/2022	DB	USD	903,497	GBP	740,000	28,985
06/16/2022	JPM	USD	552,949	GBP	440,000	1,500
08/16/2022	GS	USD	80,858	HUF	30,000,000	(520)
08/16/2022	MSCI	USD	282,330	HUF	104,769,900	(1,761)
08/09/2022	CITI	USD	140,000	IDR	2,053,562,000	975
08/09/2022	JPM	USD	544,709	IDR	7,934,770,000	4
08/09/2022	MSCI	USD	280,159	IDR	4,105,709,000	1,693
06/03/2022	MSCI	USD	1,110,328	INR	86,043,394	(2,149)
06/09/2022	MSCI	USD	5,326,585	JPY	690,842,084	40,871
08/08/2022	UBSA	USD	102,753	KRW	130,000,000	1,885
07/22/2022	BOA	USD	130,000	MXN	2,632,574	2,470
07/22/2022	MSCI	USD	841,319	MXN	17,186,527	23,502
07/18/2022	BCLY	USD	4,865,630	NOK	47,885,429	245,608
07/18/2022	JPM	USD	424,906	NOK	4,100,000	12,724
06/01/2022	MSCI	USD	9,009,685	NZD	13,730,000	(63,218)
06/17/2022	MSCI	USD	398,795	PEN	1,499,705	4,294
08/03/2022	BCLY	USD	94,850	PHP	5,000,000	(55)
07/19/2022	DB	USD	78,784	PLN	350,000	2,670
07/19/2022	GS	USD	112,288	PLN	500,000	4,076
07/19/2022	MSCI	USD	178,433	PLN	778,127	2,660
06/30/2022	DB	USD	128,543	RON	600,000	1,277
06/30/2022	GS	USD	95,447	RON	450,000	1,917
06/30/2022	JPM	USD	127,124	RON	600,000	2,696
06/07/2022	BCLY	USD	1,626,384	SEK	15,763,944	(12,031)
06/07/2022	DB	USD	500,000	SEK	4,905,029	2,314
06/07/2022	JPM	USD	1,700,000	SEK	16,214,561	(39,501)
06/13/2022	GS	USD	50,810	TWD	1,500,000	926
08/31/2022	MSCI	USD	103,477	ZAR	1,657,035	1,371

						$1,083,106

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
15	U.S. Long Bond (CBT)	September 2022	2,091,562	(21,355)
46	U.S. Treasury Note 10 Yr. (CBT)	September 2022	5,494,844	(36,958)
50	U.S. Treasury Note 2 Yr. (CBT)	September 2022	10,555,078	(12,469)
157	U.S. Treasury Note 5 Yr. (CBT)	September 2022	17,733,641	(92,704)
32	U.S. Treasury Ultra 10 Yr. (CBT)	September 2022	4,111,500	(32,555)
60	U.S. Ultra Bond (CBT)	September 2022	9,345,000	(168,181)

			$49,331,625	$(364,222)

Sales
11	U.S. Long Bond (CBT)	September 2022	1,533,812	14,541
2	U.S. Treasury Note 2 Yr. (CBT)	September 2022	422,203	608
2	U.S. Treasury Ultra 10 Yr. (CBT)	September 2022	256,969	2,685
3	U.S. Ultra Bond (CBT)	September 2022	467,250	11,090

			$2,680,234	$28,924

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.22%	3 Month CAD CDOR	CAD	56,550,000	06/15/2024	Semi-Annually	(20,893)	(86,250)	(65,357)
3 Month CAD CDOR	3.21%	CAD	7,110,000	06/15/2024	Semi-Annually	—	10,407	10,407
0.31%	CHF - SARON - OIS - COMPOUND	CHF	39,210,000	06/15/2024	Annually	17,521	103,580	86,059
GBP - SONIA - COMPOUND	2.13%	GBP	24,760,000	06/15/2024	Annually	8,327	(152,975)	(161,302)
3 Month SEK STIBOR	2.15%	SEK	40,160,000	06/15/2024	Quarterly	3,536	4,140	604
3 Month SEK STIBOR	2.12%	SEK	37,400,000	06/15/2024	Quarterly	—	1,340	1,340
6 Month EURIBOR	1.00%	EUR	27,800,000	06/19/2024	Semi-Annually	(4,769)	(63,706)	(58,937)
1.01%	6 Month EURIBOR	EUR	4,970,000	06/19/2024	Semi-Annually	390	10,328	9,938
USD - SOFR - COMPOUND	2.71%	USD	2,030,000	09/21/2024	Annually	118	(3,205)	(3,323)
6 Month AUD BBSW	3.39%	AUD	9,790,000	06/15/2032	Semi-Annually	10,694	(187,522)	(198,216)
6 Month AUD BBSW	3.60%	AUD	1,400,000	06/15/2032	Semi-Annually	1,918	(9,605)	(11,523)
6 Month AUD BBSW	3.67%	AUD	1,380,000	06/15/2032	Semi-Annually	—	(3,468)	(3,468)
3.39%	6 Month AUD BBSW	AUD	1,350,000	06/15/2032	Semi-Annually	—	25,656	25,656
3.44%	6 Month AUD BBSW	AUD	1,510,000	06/15/2032	Semi-Annually	—	24,395	24,395
3 Month CAD CDOR	3.15%	CAD	12,520,000	06/15/2032	Semi-Annually	3,625	(181,539)	(185,164)
3.37%	3 Month CAD CDOR	CAD	1,030,000	06/15/2032	Semi-Annually	—	(1,089)	(1,089)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.48%	3 Month CAD CDOR	CAD	1,620,000	06/15/2032	Semi-Annually	—	(13,430)	(13,430)
3.17%	3 Month CAD CDOR	CAD	1,430,000	06/15/2032	Semi-Annually	—	18,783	18,783
3.12%	3 Month CAD CDOR	CAD	1,390,000	06/15/2032	Semi-Annually	—	22,431	22,431
3.21%	3 Month CAD CDOR	CAD	1,590,000	06/15/2032	Semi-Annually	—	15,786	15,786
3 Month CAD CDOR	3.35%	CAD	1,500,000	06/15/2032	Semi-Annually	(4,635)	(1,126)	3,509
3 Month CAD CDOR	3.40%	CAD	860,000	06/15/2032	Semi-Annually	—	2,611	2,611
3 Month CAD CDOR	3.53%	CAD	12,940,000	06/15/2032	Semi-Annually	9,268	151,420	142,152
3.25%	3 Month CAD CDOR	CAD	2,000,000	06/15/2032	Semi-Annually	—	14,807	14,807
3.27%	3 Month CAD CDOR	CAD	1,160,000	06/15/2032	Semi-Annually	—	6,847	6,847
CHF - SARON - OIS - COMPOUND	1.25%	CHF	11,310,000	06/15/2032	Annually	9,200	(180,301)	(189,501)
CHF - SARON - OIS - COMPOUND	1.23%	CHF	750,000	06/15/2032	Annually	—	(13,822)	(13,822)
CHF - SARON - OIS - COMPOUND	1.32%	CHF	2,600,000	06/15/2032	Annually	637	(24,637)	(25,274)
CHF - SARON - OIS - COMPOUND	1.26%	CHF	8,120,000	06/15/2032	Annually	(39,133)	(121,369)	(82,236)
1.27%	CHF - SARON - OIS - COMPOUND	CHF	11,890,000	06/15/2032	Annually	—	165,892	165,892
EUR - EuroSTR - COMPOUND	1.34%	EUR	360,000	06/15/2032	Annually	—	(8,278)	(8,278)
EUR - EuroSTR - COMPOUND	1.29%	EUR	1,110,000	06/15/2032	Annually	—	(31,529)	(31,529)
EUR - EuroSTR - COMPOUND	1.29%	EUR	1,110,000	06/15/2032	Annually	—	(31,417)	(31,417)
EUR - EuroSTR - COMPOUND	1.40%	EUR	1,500,000	06/15/2032	Annually	2,129	(25,086)	(27,215)
EUR - EuroSTR - COMPOUND	1.40%	EUR	870,000	06/15/2032	Annually	—	(14,550)	(14,550)
EUR - EuroSTR - COMPOUND	1.51%	EUR	1,500,000	06/15/2032	Annually	—	(8,095)	(8,095)
GBP - SONIA - COMPOUND	1.99%	GBP	10,630,000	06/15/2032	Annually	(20,873)	(192,006)	(171,133)
GBP - SONIA - COMPOUND	1.96%	GBP	500,000	06/15/2032	Annually	—	(10,963)	(10,963)
1.95%	GBP - SONIA - COMPOUND	GBP	17,870,000	06/15/2032	Annually	(98,771)	412,828	511,599
1.98%	GBP - SONIA - COMPOUND	GBP	330,000	06/15/2032	Annually	—	6,249	6,249
1.92%	GBP - SONIA - COMPOUND	GBP	4,400,000	06/15/2032	Annually	(12,234)	114,458	126,692
1.87%	GBP - SONIA - COMPOUND	GBP	5,320,000	06/15/2032	Annually	(8,623)	167,581	176,204
4.13%	3 Month NZD Bank Bill Rate	NZD	9,400,000	06/15/2032	Quarterly	3,722	(81,957)	(85,679)
3 Month SEK STIBOR	2.28%	SEK	106,370,000	06/15/2032	Quarterly	65,430	(269,761)	(335,191)
3 Month SEK STIBOR	2.38%	SEK	22,000,000	06/15/2032	Quarterly	4,705	(35,773)	(40,478)
2.61%	3 Month SEK STIBOR	SEK	22,400,000	06/15/2032	Quarterly	—	(10,967)	(10,967)
2.56%	3 Month SEK STIBOR	SEK	8,300,000	06/15/2032	Quarterly	—	(401)	(401)
2.56%	3 Month SEK STIBOR	SEK	5,500,000	06/15/2032	Quarterly	—	(316)	(316)
3 Month SEK STIBOR	2.46%	SEK	12,000,000	06/15/2032	Quarterly	—	(9,794)	(9,794)
2.49%	3 Month SEK STIBOR	SEK	8,680,000	06/15/2032	Quarterly	334	5,032	4,698
USD - SOFR - COMPOUND	2.53%	USD	1,190,000	06/15/2032	Annually	—	(12,822)	(12,822)
USD - SOFR - COMPOUND	2.52%	USD	1,960,000	06/15/2032	Annually	—	(21,464)	(21,464)
USD - SOFR - COMPOUND	2.46%	USD	1,060,000	06/15/2032	Annually	—	(17,631)	(17,631)
2.72%	USD - SOFR - COMPOUND	USD	3,800,000	06/15/2032	Annually	4,062	(23,998)	(28,060)
2.52%	USD - SOFR - COMPOUND	USD	21,200,000	06/15/2032	Annually	(3,891)	237,766	241,657
USD - SOFR - COMPOUND	2.71%	USD	1,220,000	06/15/2032	Annually	—	6,361	6,361
USD - SOFR - COMPOUND	2.66%	USD	820,000	06/15/2032	Annually	—	1,206	1,206
6 Month EURIBOR	1.79%	EUR	1,070,000	06/16/2032	Semi-Annually	1,937	(6,386)	(8,323)
6 Month EURIBOR	1.81%	EUR	5,450,000	06/16/2032	Semi-Annually	1,354	(21,659)	(23,013)
1.75%	6 Month EURIBOR	EUR	5,730,000	06/16/2032	Semi-Annually	21,753	57,047	35,294
1.71%	6 Month EURIBOR	EUR	1,950,000	06/16/2032	Semi-Annually	—	27,190	27,190
CHF - SARON - OIS - COMPOUND	1.34%	CHF	11,930,000	09/21/2032	Annually	—	(171,970)	(171,970)
2.01%	GBP - SONIA - COMPOUND	GBP	10,680,000	09/21/2032	Annually	16,660	191,413	174,753
3 Month SEK STIBOR	2.51%	SEK	8,900,000	09/21/2032	Quarterly	—	(8,175)	(8,175)
2.64%	USD - SOFR - COMPOUND	USD	460,000	09/21/2032	Annually	(1,209)	1,856	3,065
2.57%	USD - SOFR - COMPOUND	USD	650,000	09/21/2032	Annually	—	6,573	6,573

						$(27,711)	$(245,059)	$(217,348)

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

EURIBOR - Euro Interbank Offered Rate

EuroSTR - Euro Short-Term Rate

NZD Bank Bill Rate – Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 97.7%

	Asset-Backed Securities — 84.2%

	CMBS Collateralized Debt Obligations — 0.3%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	2,039,175

560,853	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	505,689

	Total CMBS Collateralized Debt Obligations	2,544,864

	Collateralized Debt Obligations — 1.4%

4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 3.41%, due 07/20/28	4,220,618

9,668,123	OZLM VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.01%, 2.05%, due 07/17/29	9,582,144

	Total Collateralized Debt Obligations	13,802,762

	Collateralized Loan Obligations — 15.5%

4,000,000	AMMC CLO 24 Ltd., Series 21-24A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.19%, 2.25%, due 01/20/35	3,858,536

10,000,000	Ballyrock CLO 15 Ltd., Series 21-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 2.10%, due 04/15/34	9,643,080

6,093,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.18%, due 01/20/30	5,990,918

4,075,000	Crown City CLO III, Series 21-1A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 2.23%, due 07/20/34	3,921,878

4,550,000	Fort Washington CLO Ltd., Series 21-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 2.28%, due 10/20/34	4,399,136

7,631,843	Gallatin CLO IX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 2.15%, due 01/21/28	7,597,332

1,416,017	Halcyon Loan Advisors Funding Ltd., Series 14-2A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 3.50%, 4.74%, due 04/28/25	1,390,308

1,796,249	Hull Street CLO Ltd., Series 14-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.70%, 3.74%, due 10/18/26	1,794,591

5,718,682	JFIN CLO Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 4.24%, due 10/17/26	5,534,758

3,000,000	JFIN CLO Ltd., Series 16-1A, Class DR,144A, Variable Rate, 3 mo. LIBOR + 3.40%, 4.62%, due 10/27/28	2,838,906

1,643,669	JMP Credit Advisors CLO IV Ltd., Series 17-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.28%, 2.32%, due 07/17/29	1,629,369

6,161,000	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 2.20%, due 04/22/30	6,019,611

10,000,000	Neuberger Berman CLO XVI-S Ltd., Series 17-16SA, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.04%, 2.08%, due 04/15/34	9,700,750

Par Value†	Description	Value ($)

	Collateralized Loan Obligations — continued

3,906,000	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 2.20%, due 04/22/31	3,828,438

5,000,000	Oak Hill Credit Partners X-R Ltd., Series 14-10RA, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.04%, 2.10%, due 04/20/34	4,858,880

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 144A, Variable Rate, due 07/17/26	76,507

1,991,025	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 2.53%, due 06/22/30	1,971,762

1,262,000	Signal Peak CLO 2 LLC, Series 15-1A, Class BR2, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 2.56%, due 04/20/29	1,237,821

2,000,000	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 3.64%, due 07/17/26	1,981,394

7,737,500	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.48%, 2.52%, due 04/17/28	7,641,826

4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.15%, 3.19%, due 04/17/28	4,223,041

7,000,000	THL Credit Wind River CLO Ltd., Series 17-1A, Class ARR, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 2.10%, due 04/18/36	6,732,075

4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.14%, due 07/18/31	4,900,566

3,295,958	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 2.26%, due 10/15/29	3,265,513

9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 2.56%, due 10/20/28	8,697,213

13,264,806	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 2.12%, due 10/20/29	13,134,678

1,360,000	Whitebox CLO II Ltd., Series 20-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 2.40%, due 10/24/34	1,334,133

3,578,416	WhiteHorse VIII Ltd., Series 14-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.45%, 4.74%, due 05/01/26	3,538,792

4,042,250	WhiteHorse X Ltd., Series 15-10A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 4.04%, due 04/17/27	3,914,046

4,453,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 2.29%, due 10/15/31	4,392,886

4,989,484	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.29%, 2.33%, due 04/15/30	4,917,895

1,106,151	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.99%, due 04/15/29	1,096,124

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Collateralized Loan Obligations — continued

3,474,000	Zais CLO 8 Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.45%, 2.49%, due 04/15/29	3,391,069

	Total Collateralized Loan Obligations	149,453,832

	Commercial Mortgage-Backed Securities — 22.8%

10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	9,614,171

11,857,600	Barclays Commercial Mortgage Trust, Series 18-TALL, Class A,144A, Variable Rate, 1 mo. LIBOR + 0.72%, 1.60%, due 03/15/37	11,406,168

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	6,471,145

6,521,909	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.21%, 1.43%, due 07/25/36	5,975,497

12,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	11,092,690

6,550,000	BX Commercial Mortgage Trust, Series 21-VINO, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.65%, 1.53%, due 05/15/38	6,287,616

6,400,000	BX Commercial Mortgage Trust, Series 21-ACNT, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 1.73%, due 11/15/38	6,174,061

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,001,738

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	6,607,949

8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	7,231,753

4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,378,622

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	7,484,875

6,800,000	Citigroup Commercial Mortgage Trust, Series 19-C7, Class A4, 3.10%, due 12/15/72	6,312,704

3,031,837	Commercial Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.30%, due 07/10/50	2,960,801

4,186,852	Commercial Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	4,210,213

122,992	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 1.14%, due 04/15/37	121,448

97,172	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	97,105

5,570,000	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.70%, 1.58%, due 11/15/38	5,322,405

4,698,295	FREMF Mortgage Trust, Series 16-KF13, Class B, 144A, Variable Rate, 1 mo. LIBOR + 7.50%, 8.30%, due 11/25/25	4,640,927

8,600,000	Great Wolf Trust, Series 19-WOLF, Class E, 144A, Variable Rate, 1 mo. LIBOR + 2.73%, 3.61%, due 12/15/36	8,050,997

Par Value†	Description	Value ($)

	Commercial Mortgage-Backed Securities — continued

10,000,000	GS Mortgage Securities Trust, Series 21-GSA3, Class A5, 2.62%, due 12/15/54	8,841,392

5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,962,270

189,871	LB Commercial Conduit Mortgage Trust, Series 98-C1, Class K, 144A, 6.30%, due 02/18/30	188,654

422,592	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.31%, due 08/15/36	422,917

854,439	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	858,961

2,500,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	2,186,556

4,505,000	MKT Mortgage Trust, Series 20-525M, Class F, 144A, Variable Rate, 2.94%, due 02/12/40	3,170,330

3,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 13-C10, Class A4, Variable Rate, 4.07%, due 07/15/46	3,692,687

1,982,000	Morgan Stanley Capital I Trust, Series 19-H6, Class A4, 3.42%, due 06/15/52	1,879,667

2,259,146	SLIDE, Series 18-FUN, Class E, 144A, Variable Rate, 1 mo. LIBOR + 2.55%, 3.43%, due 06/15/31	2,173,805

5,000,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, 144A, Variable Rate, SOFR + 2.19%, 2.94%, due 05/15/37	4,900,513

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	5,230,425

15,433,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	15,597,036

1,946,380	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable rate, 144A,, 3.38%, due 02/25/52	1,874,152

4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 1.92%, due 11/23/43	4,467,473

4,389,416	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 2.35%, due 03/23/45	4,384,712

3,572,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 2.35%, due 03/23/45	3,308,199

4,317,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.55%, due 04/16/35	4,146,127

8,733,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.55%, due 04/16/35	8,211,603

6,305,886	Wells Fargo Commercial Mortgage Trust, Series 18-C46, Class A4, 4.15%, due 08/15/51	6,317,353

7,788,283	Wells Fargo Commercial Mortgage Trust, Series 18-C48, Class A5, 4.30%, due 01/15/52	7,856,568

2,704,000	Wells Fargo Commercial Mortgage Trust, Series 19-C50, Class C, 4.35%, due 05/15/52	2,388,373

1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,417,994

	Total Commercial Mortgage-Backed Securities	219,920,652

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Insured Residential Mortgage-Backed Securities — Prime — 0.5%

2,697,479	Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,615,370

2,473,293	Washington Mutual Mortgage Pass-Through Certificates, Series 05-10, Class 4CB3, Variable Rate, 1 mo. LIBOR + 0.60%, 1.61%, due 12/25/35	2,350,787

	Total Insured Residential Mortgage-Backed Securities-Prime	4,966,157

	Residential Mortgage-Backed Securities — Other — 9.5%

811,567	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 1.29%, due 02/25/36	124,622

17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 1.37%, due 02/25/36	476,622

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	4,710,411

4,760,730	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,552,580

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	1,546,845

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	546,237

178,433	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 1.33%, due 02/25/37	193,304

3,360,929	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	3,238,143

2,826,748	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,660,890

2,455,276	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,380,200

5,344,309	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	4,946,651

1,050,645	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	958,615

20,000,000	Federal National Mortgage Association, TBA, 4.50%, due 06/13/52	20,346,875

8,568,347	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	7,974,295

734,703	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 1.51%, due 10/25/34	697,212

3,290,364	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	3,047,913

4,332,782	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	246,189

28,588,799	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 1.27%, due 06/25/36	687,298

9,331,644	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	3,964,262

9,678,990	Home Loan Trust, Series 07-HI1, Class A4, Step Up, due 03/25/37	2,250,036

Par Value†	Description	Value ($)

	Residential Mortgage-Backed Securities — Other — continued

3,690,503	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 1.33%, due 03/25/36	340,385

244,314	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.27%, due 02/26/34	217,218

13,702,544	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 1.21%, due 03/25/36	497,506

7,816,212	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 1.35%, due 03/25/36	283,605

20,838,881	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 1.41%, due 03/25/36	755,914

112,926	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 1.91%, due 08/25/35	429,187

1,185,592	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,149,008

1,278,053	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,257,916

3,799,748	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,637,336

11,864,725	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	3,635,892

963,161	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	637,474

557,620	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	560,170

1,350,000	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,195,789

4,613,846	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	4,407,242

3,037,881	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	2,625,781

6,000,000	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	5,871,548

	Total Residential Mortgage-Backed Securities — Other	92,051,171

	Residential Mortgage-Backed Securities — Performing Loans — 1.6%

3,361,743	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	3,096,895

7,182,512	CSMC Mortgage-Backed Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	6,695,181

6,257,029	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	5,642,012

	Total Residential Mortgage-Backed Securities — Performing Loans	15,434,088

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Residential Mortgage-Backed Securities — Prime — 3.6%

7,614,446	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. LIBOR + 0.21%, 1.22%, due 10/25/46	4,441,687

602,997	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 2.38%, due 10/25/35	604,488

4,016,490	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,676,582

1,366,864	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 2.92%, due 12/25/36	1,233,822

960,776	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.03%, due 03/25/37	834,949

8,076,427	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 1.45%, due 04/25/46	7,297,191

1,633,781	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	895,361

126,205	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 3.13%, due 09/25/35	120,202

4,891,169	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 1.72%, due 05/25/35	3,940,571

828,733	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 2.95%, due 09/25/35	794,297

981,989	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 1.47%, due 01/25/47	872,728

2,376,267	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 1.46%, due 06/25/35	2,080,964

9,323,365	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	9,029,174

	Total Residential Mortgage-Backed Securities — Prime	34,822,016

	Residential Mortgage-Backed Securities — Subprime — 2.2%

1,416,546	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.42%, due 06/25/35	1,366,959

1,462,823	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 0.68%, due 05/26/37	1,434,495

748,624	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 2.88%, due 08/25/35	748,165

9,697,144	Bravo Mortgage Asset Trust, Series 06-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.60%, 1.61%, due 07/25/36	8,922,288

690,421	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + 0.14%, 1.15%, due 12/25/36	650,445

1,082,760	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 2.54%, due 11/20/34	1,069,253

Par Value†	Description	Value ($)

	Residential Mortgage-Backed Securities — Subprime — continued

3,000,186	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 1.11%, due 09/25/36	2,772,875

1,034,284	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.25%, 1.26%, due 08/25/37	971,571

3,395,878	RAMP Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. LIBOR + 0.80%, 2.21%, due 01/25/35	3,184,411

	Total Residential Mortgage-Backed Securities — Subprime	21,120,462

	Residential Mortgage-Backed Securities — Alt-A — 1.0%

395,840	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	390,904

1,648,404	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 1.71%, due 05/25/36	742,985

1,685,985	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 1.71%, due 10/25/36	665,587

1,505,825	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. LIBOR + 0.90%, 1.91%, due 11/25/34	1,490,350

2,236,477	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.32%, 1.33%, due 01/25/47	2,017,913

2,134,090	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	2,038,047

3,980,450	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 2.94%, due 07/25/36	2,491,805

258,308	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	256,557

	Total Residential Mortgage-Backed Securities — Alt-A	10,094,148

	Small Balance Commercial Mortgages — 7.1%

2,110,125	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 1.55%, due 04/25/36	1,949,890

2,194,112	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. LIBOR + 1.50%, 2.51%, due 01/25/38	2,123,771

3,558,343	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.47%, 1.47%, due 08/25/35	3,323,211

1,743,617	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.59%, 1.59%, due 01/25/36	1,608,884

930,369	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 1.58%, due 04/25/36	848,452

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Small Balance Commercial Mortgages — continued

1,307,043	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 1.35%, due 07/25/36	1,220,139

2,673,572	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 1.43%, due 07/25/36	2,502,050

3,116,703	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 1.38%, due 10/25/36	2,926,354

9,962,520	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 1.43%, due 01/25/37	9,264,316

1,775,866	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 1.23%, due 03/25/37	1,646,533

2,898,677	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 1.25%, due 07/25/37	2,667,797

5,947,328	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 1.28%, due 07/25/37	5,510,784

93,059,323	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.18%, due 05/25/30	5,401,833

21,966,182	FRESB Mortgage Trust, Series 20-SB74, Class X1, IO, Variable Rate, 1.16%, due 03/25/40	1,295,425

75,776,204	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.94%, due 06/25/40	4,044,176

791,977	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 1.54%, due 04/25/31	789,878

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.01%, due 04/25/31	1,981,751

2,812,178	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 1.41%, due 06/25/37	2,783,398

3,300,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 4.91%, due 10/25/37	3,304,727

927,416	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 4.91%, due 10/25/37	923,988

7,277,717	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	6,952,940

1,893,337	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,725,087

450,516	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 2.20%, due 12/27/49	449,968

3,176,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 2.36%, due 12/27/49	3,135,947

	Total Small Balance Commercial Mortgages	68,381,299

Par Value†	Description	Value ($)

	Student Loans — Federal Family Education Loan Program — 5.7%

1,956,050	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 1.37%, due 10/25/24	1,941,995

6,036,878	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 1.88%, due 01/25/43	5,634,249

819,444	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 1.24%, due 01/25/23	817,632

3,234,974	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 1.29%, due 03/28/35	2,706,645

8,464,542	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 1.73%, due 06/15/21	8,216,288

9,823,677	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 2.83%, due 07/25/22	9,806,933

7,459,039	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 3 mo. LIBOR + 1.70%, 2.88%, due 07/25/23	7,452,722

18,657,200	SLM Student Loan Trust, Series 08-9, Class A, Variable Rate, 3 mo. LIBOR + 1.50%, 2.68%, due 04/25/23	18,657,170

	Total Student Loans — Federal Family Education Loan Program	55,233,634

	Student Loans — Private — 13.0%

2,133,970	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 1.98%, due 07/25/34	2,051,041

5,319,978	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. LIBOR + 1.30%, 2.27%, due 12/27/38	5,048,331

5,417,242	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 1.45%, due 12/27/41	5,374,448

932,971	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 2.02%, due 04/28/42	930,646

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 2.47%, due 07/28/42	5,169,242

321,026	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 1.37%, due 10/15/28	320,745

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, due 03/31/38(a)	2,413,125

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38(a)	2,049,219

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38(a)	880,156

5,093,654	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 1.32%, due 05/25/32	4,796,130

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	Student Loans — Private — continued

3,617,591	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 1.30%, due 01/25/33	3,358,898

12,143,700	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 1.36%, due 03/25/33	11,435,318

5,157,344	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 1.38%, due 06/25/33	4,915,819

17,222,967	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 1.31%, due 10/25/33	16,103,677

3,809,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 1.55%, due 12/26/33	3,670,081

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	60,000

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	20,000

3,968,961	Navient Student Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,786,874

3,792,014	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	3,526,841

4,202,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32 (a)	4,202,000

2,100,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32 (a)	2,100,000

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 2.43%, due 09/15/32	1,816,954

4,448,040	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.40%, 1.23%, due 06/15/33	4,334,647

9,080,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 1.26%, due 09/15/33	8,711,796

3,258,898	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 1.12%, due 06/15/39	3,085,901

7,074,054	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 1.16%, due 06/15/39	6,777,885

9,895,722	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. LIBOR + 0.27%, 1.10%, due 12/15/39	9,462,609

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 1.22%, due 12/15/39	2,383,493

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 1.72%, due 01/25/46	6,822,061

	Total Student Loans — Private	125,607,937

	Total Asset-Backed Securities	813,433,022

Par Value†	Description	Value ($)

	Corporate Debt — 0.4%

	Airlines — 0.4%

2,651,250	American Airlines Class AA Pass-Through Certificates, 3.65%, due 02/15/29	2,478,466

1,457,331	American Airlines Class AA Pass-Through Certificates, 3.35%, due 04/15/31	1,361,486

	Total Airlines	3,839,952

	Total Corporate Debt	3,839,952

	U.S. Government — 12.3%

2,400,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.16%, due 04/30/23	2,403,084

5,000,000	U.S. Treasury Note, 0.13%, due 05/15/23	4,905,664

46,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.15%, due 07/31/23(c)	46,876,130

65,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.16%, due 10/31/23(c)	65,127,553

	Total U.S. Government	119,312,431

	U.S. Government Agency — 0.8%

2,962,500	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR – 0.02%, 2.05%, due 02/01/25 (a)	2,930,940

3,375,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 2.22%, due 10/29/26 (a)	3,327,650

1,057,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 2.07%, due 07/01/23 (a)	1,052,895

	Total U.S. Government Agency	7,311,485

	TOTAL DEBT OBLIGATIONS (COST $1,024,263,391)	943,896,890

	MUTUAL FUNDS — 1.1%

	United States — 1.1%

	Affiliated Issuers — 1.1%

2,183,242	GMO U.S. Treasury Fund	10,916,211

	TOTAL MUTUAL FUNDS (COST $11,003,541)	10,916,211

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

3,753,983	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (d)	3,753,983

	TOTAL SHORT-TERM INVESTMENTS (COST $3,753,983)	3,753,983

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps – Puts — 0.0%
CDX.NA.IG.S38.V1-5Y	BCLY	72.50%	06/15/22	USD 43,790,000	Fixed Spread	Pay	170,099

TOTAL PURCHASED OPTIONS (COST $194,866)	170,099

TOTAL INVESTMENTS — 99.2% (Cost $1,039,215,781)	958,737,183
Other Assets and Liabilities (net) — 0.8%	7,551,106

TOTAL NET ASSETS — 100.0%	$966,288,289

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/21/2022	SSB	EUR	6,785,146	USD	7,345,891	$54,966

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
100	U.S. Treasury Note 2 Yr. (CBT)	September 2022	21,110,156	(24,939)
46	U.S. Treasury Ultra 10 Yr. (CBT)	September 2022	5,910,281	(46,797)

			$27,020,437	$(71,736)

Sales
103	U.S. Treasury Note 10 Yr. (CBT)	September 2022	12,303,672	99,947
37	U.S. Treasury Note 5 Yr. (CBT)	September 2022	4,179,266	18,457
3	U.S. Ultra Bond (CBT)	September 2022	467,250	11,090

			$16,950,188	$129,494

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.IG.S38.V1-5Y	BCLY	90.00%	06/15/22	USD	(65,535,000)	Fixed Spread	Pay	(31,688)
CDX.NA.IG.S38.V1-5Y	GS	85.00%	06/15/22	USD	(54,740,000)	Fixed Spread	Pay	(48,205)

	Total Written Options on Credit Default Swaps – Puts							(79,893)

	TOTAL WRITTEN OPTIONS (Premiums $188,566)							$(79,893)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUROPE.S32.V1-5Y	EUR	29,470,000	1.00%	0.59%	N/A	12/20/2024	Quarterly	(859,948)	(331,308)	528,640
ITRAXX.EUROPE.S34.V1-5Y	EUR	20,633,760	1.00%	0.65%	N/A	12/20/2025	Quarterly	(648,690)	(271,089)	377,601
CDX.NA.HYS.37.V1-5Y	USD	13,490,000	5.00%	4.29%	N/A	12/20/2026	Quarterly	(748,695)	(365,242)	383,453
ITRAXX.XOVER.S36.V1-5Y	EUR	16,780,000	5.00%	4.13%	N/A	12/20/2026	Quarterly	(597,455)	(605,240)	(7,785)
CDX.NA.IGS.38.V1-5Y	USD	65,535,000	1.00%	0.80%	N/A	06/20/2027	Quarterly	(889,110)	(621,731)	267,379
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.29%	17,200,000 USD	06/20/2022	Quarterly	300,982	6,760	(294,222)
CDX.NA.HYS.33.V3-5Y	USD	2,300,650	5.00%	3.54%	2,300,650 USD	12/20/2024	Quarterly	78,900	78,857	(43)

								$(3,364,016)	$(2,108,993)	$1,255,023

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
D.R. Horton, Inc.	BCLY	USD	17,200,000	1.00%	0.29%	N/A	06/20/2022	Quarterly	(165,250)	(6,780)	158,470
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	1.07%	N/A	12/20/2022	Quarterly	(282,711)	(140,972)	141,739
CDX.NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	1.07%	N/A	12/20/2022	Quarterly	(188,414)	(75,712)	112,702
CDX.NA.HYS.29.V1-5Y	JPM	USD	870,000	5.00%	1.07%	N/A	12/20/2022	Quarterly	(51,765)	(19,088)	32,677
Navient Corp.	BCLY	USD	2,082,800	5.00%	1.73%	N/A	12/20/2022	Quarterly	(160,628)	(37,811)	122,817
Navient Corp.	BCLY	USD	3,435,200	5.00%	1.73%	N/A	12/20/2022	Quarterly	(264,646)	(62,363)	202,283
Navient Corp.	GS	USD	2,700,000	5.00%	1.73%	N/A	12/20/2022	Quarterly	(277,471)	(49,016)	228,455
Navient Corp.	GS	USD	4,050,000	5.00%	1.73%	N/A	12/20/2022	Quarterly	(421,122)	(73,524)	347,598
CDX.NA.HYS.31.V1-5Y	CITI	USD	4,025,000	5.00%	5.78%	N/A	12/20/2023	Quarterly	41,458	47,434	5,976
CDX.NA.HYS.31.V1-5Y	CITI	USD	3,941,000	5.00%	5.78%	N/A	12/20/2023	Quarterly	(15,370)	46,444	61,814
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	5.82%	N/A	01/17/2047	Monthly	89,177	70,275	(18,902)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	5.82%	N/A	01/17/2047	Monthly	156,358	140,549	(15,809)
CMBX.NA.AA.7	GS	USD	5,000,000	1.50%	2.64%	N/A	01/17/2047	Monthly	7,975	75,122	67,147
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.99%	N/A	01/17/2047	Monthly	(119,899)	(694)	119,205
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.99%	N/A	01/17/2047	Monthly	47,352	(411)	(47,763)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.99%	N/A	01/17/2047	Monthly	197,705	(1,521)	(199,226)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.99%	N/A	01/17/2047	Monthly	112,812	(401)	(113,213)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	0.99%	N/A	01/17/2047	Monthly	205,782	(1,210)	(206,992)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	1.46%	N/A	11/18/2054	Monthly	(6,041)	(7,648)	(1,607)
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.46%	N/A	11/18/2054	Monthly	(63,740)	(8,845)	54,895
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.46%	N/A	11/18/2054	Monthly	(61,371)	(8,842)	52,529
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.46%	N/A	11/18/2054	Monthly	(67,279)	(8,842)	58,437
CMBX.NA.BBB-.11	GS	USD	3,064,050	3.00%	5.79%	N/A	11/18/2054	Monthly	116,418	371,208	254,790
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.40%	N/A	10/17/2057	Monthly	247,717	(20,631)	(268,348)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.89%	N/A	10/17/2057	Monthly	73,095	(21,229)	(94,324)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.89%	N/A	10/17/2057	Monthly	140,432	(8,079)	(148,511)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	10.01%	N/A	10/17/2057	Monthly	400,908	603,243	202,335
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	10.01%	N/A	10/17/2057	Monthly	216,864	206,222	(10,642)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	7.73%	N/A	09/17/2058	Monthly	584,727	688,643	103,916
CMBX.NA.BBB-.9	MORD	USD	2,585,000	3.00%	7.73%	N/A	09/17/2058	Monthly	63,490	347,901	284,411
CMBX.NA.BBB-.9	CGMI	USD	3,425,200	3.00%	7.73%	N/A	09/17/2058	Monthly	955,105	460,980	(494,125)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	7.73%	N/A	09/17/2058	Monthly	517,160	573,735	56,575

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.BBB-.9	CGMI	USD	2,500,000	3.00%	7.73%	N/A	09/17/2058	Monthly	290,110	336,462	46,352
CMBX.NA.BBB-.9	CGMI	USD	1,500,000	3.00%	7.73%	N/A	09/17/2058	Monthly	175,119	201,877	26,758
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	1.54%	N/A	08/17/2061	Monthly	(61,732)	16,898	78,630
CMBX.NA.BBB-.12	GS	USD	2,949,240	3.00%	5.78%	N/A	08/17/2061	Monthly	116,575	401,172	284,597
CMBX.NA.AA.6	GS	USD	5,000,000	1.50%	6.28%	N/A	05/11/2063	Monthly	35,145	73,094	37,949
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	84.75%	N/A	05/11/2063	Monthly	1,357,351	983,688	(373,663)
CMBX.NA.BB.13	GS	USD	1,860,000	5.00%	8.68%	N/A	12/16/2072	Monthly	182,990	342,733	159,743
CMBX.NA.BB.13	GS	USD	3,000,000	5.00%	8.68%	N/A	12/16/2072	Monthly	295,146	552,795	257,649
CMBX.NA.BB.14	MSCI	USD	4,235,000	5.00%	7.93%	N/A	12/16/2072	Quarterly	427,602	678,316	250,714
CMBX.NA.BB.14	GS	USD	3,140,000	5.00%	7.93%	N/A	12/16/2072	Quarterly	175,274	502,931	327,657
CMBX.NA.BB.14	GS	USD	1,360,000	5.00%	7.93%	N/A	12/16/2072	Quarterly	75,915	217,830	141,915
CMBX.NA.BBB-.13	GS	USD	1,800,000	3.00%	5.72%	N/A	12/16/2072	Monthly	66,662	270,318	203,656
CMBX.NA.BBB-.13	GS	USD	273,500	3.00%	5.72%	N/A	12/16/2072	Monthly	16,840	41,073	24,233
CMBX.NA.BBB-.13	MSCI	USD	4,008,000	3.00%	5.72%	N/A	12/16/2072	Monthly	224,513	601,909	377,396
CMBX.NA.BBB-.13	CGMI	USD	2,000,000	3.00%	5.72%	N/A	12/16/2072	Monthly	286,249	300,354	14,105
Sell Protection^:
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	0.24%	4,264,000 USD	12/20/2022	Quarterly	644,717	113,554	(531,163)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	0.24%	5,115,600 USD	12/20/2022	Quarterly	742,274	136,233	(606,041)
CDX.NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	0.24%	5,994,100 USD	12/20/2022	Quarterly	229,274	159,628	(69,646)
CDX.NA.HYS.31.V14-5Y	CITI	USD	8,050,000	5.00%	1.28%	8,050,000 USD	12/20/2023	Quarterly	539,350	460,160	(79,190)
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	1.28%	2,866,000 USD	12/20/2023	Quarterly	293,765	163,828	(129,937)
CDX.NA.HYS.31.V14-5Y	CITI	USD	4,657,000	5.00%	1.28%	4,657,000 USD	12/20/2023	Quarterly	492,478	266,207	(226,271)
CDX.NA.HYS.33.V1-5Y	GS	USD	25,938,066	5.00%	0.40%	25,938,066 USD	12/20/2024	Quarterly	5,736,852	2,895,111	(2,841,741)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,800,895	5.00%	0.40%	2,800,895 USD	12/20/2024	Quarterly	482,034	312,626	(169,408)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,598,036	5.00%	0.40%	10,598,036 USD	12/20/2024	Quarterly	1,827,631	1,182,913	(644,718)
CDX.NA.HYS.33.V12-5Y	JPM	USD	10,394,872	5.00%	0.40%	10,394,872 USD	12/20/2024	Quarterly	1,704,759	1,160,237	(544,522)
CDX.NA.HYS.33.V3-5Y	CITI	USD	4,185,325	5.00%	0.40%	4,185,325 USD	12/20/2024	Quarterly	442,877	467,150	24,273
ITRAXX.EUROPE.S32.V1-5Y	GS	EUR	58,940,000	1.00%	0.19%	58,940,000 EUR	12/20/2024	Quarterly	2,667,689	1,302,627	(1,365,062)
CDX.NA.HYS.35.V1-5Y	MSCI	USD	4,810,000	5.00%	5.07%	4,810,000 USD	12/20/2025	Quarterly	353,535	(11,131)	(364,666)
CDX.NA.HYS.35.V1-5Y	JPM	USD	4,008,000	5.00%	5.07%	4,008,000 USD	12/20/2025	Quarterly	292,584	(9,275)	(301,859)
ITRAXX.EUROPE.S34.V1-5Y	BOA	EUR	36,846,000	1.00%	0.27%	36,846,000 USD	12/20/2025	Quarterly	1,774,799	1,019,640	(755,159)
CDX.NA.HYS.37.V1-5Y	GS	USD	33,720,000	5.00%	0.75%	33,720,000 USD	12/20/2026	Quarterly	6,303,953	5,813,980	(489,973)
ITRAXX.XOVER.S36.V1-5Y	MSCI	EUR	33,560,000	5.00%	1.06%	33,560,000 EUR	12/20/2026	Quarterly	5,825,473	5,847,579	22,106
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	2.61%	4,158,800 USD	09/17/2058	Monthly	54,550	(78,342)	(132,892)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	2.61%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(47,094)	27,280
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.47%	7,540,000 USD	11/17/2059	Monthly	68,960	10,326	(58,634)
CMBX.NA.AAA.13	GS	USD	14,798,400	0.50%	0.64%	14,798,400 USD	12/16/2072	Monthly	(99,578)	(137,604)	(38,026)
CMBX.NA.AAA.13	GS	USD	2,825,000	0.50%	0.64%	2,825,000 USD	12/16/2072	Monthly	6,615	(26,268)	(32,883)

									$36,002,804	$29,601,672	$(6,401,132)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2022.

The rates shown on variable rate notes are the current interest rates at May 31, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

SOFR - Secured Overnight Financing Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 100.0%

	U.S. Government — 65.3%

43,300,000	U.S. Treasury Note, 0.13%, due 12/31/22	42,909,285

19,700,000	U.S. Treasury Note, 0.13%, due 01/31/23	19,480,684

51,600,000	U.S. Treasury Note, 0.13%, due 03/31/23	50,809,875

82,220,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.16%, due 10/31/23	82,381,344

20,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 0.99%, due 04/30/24	20,004,142

	Total U.S. Government	215,585,330

	U.S. Government Agency — 4.5%

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 0.85%, due 11/10/22	5,001,444

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.02%, 0.80%, due 03/15/23	4,999,428

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 0.81%, due 06/07/23	4,999,533

	Total U.S. Government Agency	15,000,405

Par Value† / Shares	Description	Value ($)

	Repurchase Agreements — 30.2%

99,599,254	Nomura Securities International Inc. Repurchase Agreement, dated 05/31/22, maturing on 06/01/22 with a maturity value of $99,601,301 and an effective yield of 0.74%, collateralized by a U.S. Treasury Note with maturity date 05/31/27 and a market value of $101,751,539.	99,599,254

	Money Market Funds — 0.0%

138,974	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 0.75% (a)	138,974

	TOTAL SHORT-TERM INVESTMENTS (COST $330,679,562)	330,323,963

	TOTAL INVESTMENTS — 100.0% (Cost $330,679,562)	330,323,963

	Other Assets and Liabilities (net) — (0.0%)	(34,913)

	TOTAL NET ASSETS — 100.0%	$330,289,050

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of May 31, 2022.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at May 31, 2022, which are subject to change based on the terms of the security.

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain investment funds valued at a monthly net asset value; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$26,141,570	$—	$—	$26,141,570

TOTAL DEBT OBLIGATIONS	26,141,570	—	—	26,141,570

Mutual Funds	11,626	—	—	11,626
Short-Term Investments	55,758	—	—	55,758

Total Investments	26,208,954	—	—	26,208,954

Total	$26,208,954	$—	$—	$26,208,954

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$10,536,639	$—	$10,536,639
Corporate Debt	—	177,826,760	19,704,779	197,531,539
Sovereign and Sovereign Agency Issuers	—	2,563,688,227	271,801,475	2,835,489,702
U.S. Government	141,860,180	—	—	141,860,180

TOTAL DEBT OBLIGATIONS	141,860,180	2,752,051,626	291,506,254	3,185,418,060

Loan Assignments	—	—	48,636,894	48,636,894
Loan Participations	—	—	41,958,723	41,958,723
Investment Funds	—	—	8,006,089	8,006,089
Mutual Funds	74,190,722	—	—	74,190,722
Rights/warrants	—	4,676,562	5,526,853	10,203,415
Short-Term Investments	19,666,735	—	—	19,666,735

Total Investments	235,717,637	2,756,728,188	395,634,813	3,388,080,638

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,394,207	—	6,394,207
Options
Credit Risk	—	—	417,089	417,089
Swap Contracts
Credit Risk	—	40,929,370	—	40,929,370
Interest Rate Risk	—	8,692,595	—	8,692,595

Total	$235,717,637	$2,812,744,360	$396,051,902	$3,444,513,899

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(981,570)	$—	$(981,570)
Swap Contracts
Credit Risk	—	(15,893,749)	—	(15,893,749)
Interest Rate Risk	—	(1,693,283)	—	(1,693,283)

Total	$—	$(18,568,602)	$—	$(18,568,602)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$45,250,289	$—	$45,250,289
U.S. Government	122,096,502	—	—	122,096,502

TOTAL DEBT OBLIGATIONS	122,096,502	45,250,289	—	167,346,791

Short-Term Investments	82,892,866	81,409,358	—	164,302,224

Total Investments	204,989,368	126,659,647	—	331,649,015

Description	Level 1	Level 2	Level 3	Total
High Yield Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$308,619	$—	$308,619
Futures Contracts
Interest Rate Risk	3,697	—	—	3,697
Swap Contracts
Credit Risk	—	1,931,860	—	1,931,860
Interest Rate Risk	—	4,232,740	—	4,232,740

Total	$204,993,065	$133,132,866	$—	$338,125,931

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(76,784)	$—	$(76,784)
Futures Contracts
Interest Rate Risk	(360,783)	—	—	(360,783)
Written Options
Credit Risk	—	(409,328)	—	(409,328)
Swap Contracts
Credit Risk	—	(319,449)	—	(319,449)
Interest Rate Risk	—	(139,086)	—	(139,086)

Total	$(360,783)	$(944,647)	$—	$(1,305,430)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$3,393,914	$—	$3,393,914
Corporate Debt	—	28,435,072	—	28,435,072
U.S. Government Agency	11,999,992	29,302,471	—	41,302,463

TOTAL DEBT OBLIGATIONS	11,999,992	61,131,457	—	73,131,449

Mutual Funds	29,583,370	—	—	29,583,370
Short-Term Investments	16,635,120	30,602,732	—	47,237,852

Total Investments	58,218,482	91,734,189	—	149,952,671

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,432,865	—	1,432,865
Futures Contracts
Interest Rate Risk	28,924	—	—	28,924
Swap Contracts
Interest Rate Risk	—	1,813,983	—	1,813,983

Total	$58,247,406	$94,981,037	$—	$153,228,443

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(349,759)	$—	$(349,759)
Futures Contracts
Interest Rate Risk	(364,222)	—	—	(364,222)
Swap Contracts
Interest Rate Risk	—	(2,059,042)	—	(2,059,042)

Total	$(364,222)	$(2,408,801)	$—	$(2,773,023)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$801,708,522	$11,724,500	$813,433,022
Corporate Debt	—	3,839,952	—	3,839,952
U.S. Government	119,312,431	—	—	119,312,431
U.S. Government Agency	—	—	7,311,485	7,311,485

TOTAL DEBT OBLIGATIONS	119,312,431	805,548,474	19,035,985	943,896,890

Mutual Funds	10,916,211	—	—	10,916,211
Short-Term Investments	3,753,983	—	—	3,753,983
Purchased Options	—	170,099	—	170,099

Total Investments	133,982,625	805,718,573	19,035,985	958,737,183

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	54,966	—	54,966
Futures Contracts
Interest Rate Risk	129,494	—	—	129,494
Swap Contracts
Credit Risk	—	30,550,622	—	30,550,622

Total	$134,112,119	$836,324,161	$19,035,985	$989,472,265

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(71,736)	$—	$—	$(71,736)
Written Options
Credit Risk	—	(79,893)	—	(79,893)
Swap Contracts
Credit Risk	—	(3,057,943)	—	(3,057,943)

Total	$(71,736)	$(3,137,836)	$—	$(3,209,572)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$230,724,709	$99,599,254	$—	$330,323,963

Total Investments	230,724,709	99,599,254	—	330,323,963

Total	$230,724,709	$99,599,254	$—	$330,323,963

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

Emerging Country Debt Fund has committed an additional $7,850,000 to its investment in Bona Fide Investments Feeder LLC, a private investment in a pool of constitutional obligations of the Colombian government owed to individuals.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, two Colombia Government International Bonds, due 2/15/27 and 3/09/28, respectively, which are valued by applying a 150 basis point spread to the yield of the Colombia Government International Bond, due 4/25/27, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations, a Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, due 6/23/28, which is valued by applying a 550 basis point spread to the yield of the Republic of Turkey, due 3/31/25, a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond and an investment fund valued based on a monthly net asset value statement. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations, five asset-backed securities that were valued in line with general movement of spreads, interest rates or a comparable bond and two asset-backed securities priced based on comparable bonds. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2022.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2022
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$20,629,398	$—	$—		$(460)	$—	$(924,159)	$—	$—	$19,704,779	$(924,159)
Sovereign and Sovereign Agency Issuers	272,728,861	1,200,000	(549,000)		(25,301,062)	(1,251,000)	24,973,676	—	—	271,801,475	24,973,676
Loan Assignments	53,869,474	—	(3,449,438)		438,147	—	(2,221,289)	—	—	48,636,894	(2,221,289)
Loan Participations	43,258,898	—	(58,729)		347,128	—	(1,588,574)	—	—	41,958,723	(1,588,574)
Investment Funds	7,850,000	—	—		—	—	156,089	—	—	8,006,089	156,089
Rights/Warrants	2,194,666	—	—		—	—	3,332,187	—	—	5,526,853	3,332,187

Total Investments	400,531,297	1,200,000	(4,057,167)		(24,516,247)	(1,251,000)	23,727,930	—	—	395,634,813	23,727,930

Derivatives
Options	326,111	—	—		—	(149,321)	240,299	—	—	417,089	240,299

Total	$400,857,408	$1,200,000	$(4,057,167	) #	$(24,516,247)	$(1,400,321)	$23,968,229	$—	$—	$396,051,902	$23,968,229

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$12,356,438	$—	$(411,000)		$64,915	$—	$(285,853)	$—	$—	$11,724,500	$(285,853)
U.S. Government Agency	7,640,437	—	(371,679)		813	—	41,914	—	—	7,311,485	41,914

Total	$19,996,875	$—	$(782,679	) ##	$65,728	$—	$(243,939)	$—	$—	$19,035,985	$(243,939)

#	Includes $3,508,167 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $371,679 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	49,616,091	Fair Value	Discount for lack of liquidity/marketability	1.40%-1.60% (1.42%)
Corporate Debt	19,704,779	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	31,506,018	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00% (5.45%)
Warrants	37,373	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	417,089	Fair Value	Probability of CDS threshold event	<5% (N/A)
Investment Funds	8,006,089	Fair Value	Net asset value statement	(N/A)

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Opportunistic Income Fund
Asset-Backed Securities	11,644,500	Fair Value	Broker mark of comparable bond	N/A
Government Agency	7,311,485	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2022, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $286,764,463 and $80,000, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$11,626	$23	$—	$23	$—	$(23)	$11,626

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,339,103	$—	$—	$146,502	$—	$(148,381)	$74,190,722

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$6,291,438	$—	$1,000,000	$—	$(409,719)	$144,742	$5,026,461
GMO Opportunistic Income Fund, Class VI	25,924,702	—	1,000,000	—	(34,894)	(332,899)	24,556,909
GMO U.S. Treasury Fund	2,399,326	—	2,399,326	854	(9,578)	9,578	—

Totals	$34,615,466	$—	$4,399,326	$854	$(454,191)	$(178,579)	$29,583,370

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,938,043	$—	$—	$21,556	$—	$(21,832)	$10,916,211

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2022 through May 31, 2022. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2023.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 70.9%

	Australia — 1.8%

26,848	Aurizon Holdings Ltd (a)	77,342

29,607	BlueScope Steel Ltd	383,911

34,017	Brambles Ltd (a)	265,110

152,712	Crown Resorts Ltd * (a)	1,406,002

23,988	Dexus (REIT) (a)	180,204

26,749	Fortescue Metals Group Ltd (a)	386,177

56,677	GPT Group (The) (REIT) (a)	195,341

128,580	Mirvac Group (REIT) (a)	208,265

2,106	Rio Tinto Ltd (a)	172,307

85,052	Scentre Group (REIT) (a)	174,880

75,217	Stockland (REIT) (a)	215,568

	Total Australia	3,665,107

	Belgium — 0.3%

6,036	Ageas SA/NV	303,785

507	Sofina SA	119,345

2,659	UCB SA (a)	234,596

	Total Belgium	657,726

	Brazil — 0.1%

9,800	Petroleo Brasileiro SA Sponsored ADR (a)	136,024

8,300	Telefonica Brasil SA ADR	89,142

	Total Brazil	225,166

	Canada — 2.9%

8,500	BlackBerry Ltd *	51,425

4,800	Canadian Apartment Properties (REIT) (a)	187,848

2,500	Canadian Tire Corp Ltd – Class A (a)	343,480

100	Fairfax Financial Holdings Ltd (a)	55,498

800	iA Financial Corp Inc	41,542

5,200	Magna International Inc	337,444

10,600	Manulife Financial Corp (a) (b)	196,354

1,400	Manulife Financial Corp (a) (b)	25,942

2,700	Onex Corp	161,101

2,300	Power Corp of Canada (a)	66,426

7,900	Quebecor Inc – Class B	179,254

135,371	Shaw Communications Inc – Class B (a)	3,835,788

6,100	Teck Resources Ltd – Class B (a)	252,903

4,300	West Fraser Timber Co Ltd	396,735

	Total Canada	6,131,740

	China — 1.4%

1,700	Autohome Inc ADR	61,778

436,000	Bank of Communications Co Ltd – Class H	296,945

29,500	Beijing Enterprises Holdings Ltd	103,276

172,000	China Communications Services Corp Ltd – Class H	80,545

126,500	China Overseas Land & Investment Ltd	367,090

389,000	China Railway Group Ltd – Class H	268,861

308,000	China Zhongwang Holdings Ltd * (c)	65,939

Shares	Description	Value ($)

	China — continued

205,000	CITIC Ltd	229,909

226,000	Dongfeng Motor Group Co Ltd – Class H	177,489

50,500	Fosun International Ltd	51,204

256,800	Guangzhou R&F Properties Co Ltd – Class H	91,063

38,700	Hello Group Inc Sponsored ADR	235,296

26,500	Kingboard Holdings Ltd	126,787

57,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	93,620

239,500	Shimao Group Holdings Ltd (c)	134,900

93,600	Sinopharm Group Co Ltd – Class H	231,513

374,000	Sunac China Holdings Ltd (c)	218,284

19,100	Vipshop Holdings Ltd ADR * (a)	177,630

	Total China	3,012,129

	Denmark — 0.6%

37	AP Moller – Maersk A/S – Class A (a)	106,795

124	AP Moller – Maersk A/S – Class B (a)	363,368

251	Carlsberg A/S – Class B	31,949

23,256	Danske Bank A/S (a)	380,496

3,440	Pandora A/S	277,903

	Total Denmark	1,160,511

	Finland — 0.2%

71,190	Nokia Oyj (a)	357,795

	France — 0.6%

11,613	ArcelorMittal SA	371,815

5,142	BNP Paribas SA (a)	294,305

2,417	Publicis Groupe SA (a)	132,395

13,676	Societe Generale SA	368,534

	Total France	1,167,049

	Germany — 0.9%

4,266	Bayer AG (Registered) (a)	305,224

3,182	Bayerische Motoren Werke AG (a)	276,448

4,713	Fresenius SE & Co KGaA	161,649

5,147	HeidelbergCement AG (a)	300,601

4,947	Mercedes-Benz Group AG (a)	352,520

1,367	SAP SE (a)	137,038

4,461	Siltronic AG	434,935

	Total Germany	1,968,415

	Hong Kong — 0.2%

58,000	CK Hutchison Holdings Ltd (a)	410,850

5,500	Sun Hung Kai Properties Ltd (a)	67,243

	Total Hong Kong	478,093

	India — 0.5%

25,895	GAIL India Ltd	49,008

5,340	Hindalco Industries Ltd	29,344

20,309	Hindustan Petroleum Corp Ltd	59,328

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	India — continued

17,082	Indian Oil Corp Ltd	25,523

86,678	NTPC Ltd	175,649

189,372	Oil & Natural Gas Corp Ltd	370,045

17,860	Tata Steel Ltd	242,603

	Total India	951,500

	Israel — 1.3%

42,100	Teva Pharmaceutical Industries Ltd Sponsored ADR *	383,110

48,867	Tower Semiconductor Ltd *	2,358,321

	Total Israel	2,741,431

	Italy — 0.4%

4,374	EXOR NV (a)	323,070

14,184	Stellantis NV	212,805

708,202	Telecom Italia SPA	226,488

	Total Italy	762,363

	Japan — 9.3%

26,100	Aeon Mall Co Ltd (a)	315,106

3,400	AGC Inc (a)	127,893

3,600	Aisin Corp	117,863

15,800	Amano Corp	306,028

42,300	Asahi Kasei Corp (a)	341,765

5,000	Astellas Pharma Inc (a)	79,855

8,200	Daiwa House Industry Co Ltd (a)	197,490

24,200	Daiwabo Holdings Co Ltd	323,113

13,400	Denka Co Ltd	332,473

22,500	EXEO Group Inc	360,279

9,100	Ezaki Glico Co Ltd	263,025

20,800	Fuji Corp	356,245

23,100	Haseko Corp	275,562

33,500	Honda Motor Co Ltd (a)	834,155

4,300	Idemitsu Kosan Co Ltd (a)	115,981

34,500	Inpex Corp (a)	442,670

10,600	ITOCHU Corp (a)	304,067

23,600	JFE Holdings Inc	290,331

39,400	K’s Holdings Corp (a)	393,921

14,100	KDDI Corp (a)	491,894

22,400	Kirin Holdings Co Ltd (a)	346,494

13,500	Kyudenko Corp	279,644

11,900	Maruichi Steel Tube Ltd	274,606

2,300	MEIJI Holdings Co Ltd	113,324

8,900	Mitsubishi Corp (a)	307,156

9,300	Mitsui OSK Lines Ltd (a)	247,133

11,300	Morinaga & Co Ltd	344,095

10,900	MS&AD Insurance Group Holdings Inc (a)	346,798

10,000	NEC Corp (a)	401,679

11,500	NH Foods Ltd	350,521

18,300	Nippon Steel Corp (a)	318,907

14,200	Nippon Telegraph & Telephone Corp (a)	433,844

48,400	Obayashi Corp	342,680

Shares	Description	Value ($)

	Japan — continued

9,200	ORIX Corp (a)	174,905

52,800	Penta-Ocean Construction Co Ltd	259,682

3,900	Rohm Co Ltd (a)	318,769

10,500	Sankyu Inc (a)	314,270

4,600	Sawai Group Holdings Co Ltd	135,700

5,200	Secom Co Ltd (a)	342,439

21,000	Sekisui House Ltd (a)	373,123

40,400	Shimizu Corp	214,675

23,300	Stanley Electric Co Ltd	422,419

9,600	Subaru Corp	166,645

21,900	SUMCO Corp (a)	352,889

60,300	Sumitomo Chemical Co Ltd	249,254

20,600	Sumitomo Corp (a)	294,747

22,900	Sumitomo Pharma Co Ltd	195,965

2,400	Sumitomo Electric Industries Ltd	26,582

15,000	Sumitomo Mitsui Financial Group Inc (a)	460,042

11,600	Sumitomo Mitsui Trust Holdings Inc (a)	350,852

1,400	Suzuki Motor Corp	41,460

31,500	T&D Holdings Inc	363,897

10,900	Taisei Corp	325,007

24,200	Takara Holdings Inc	179,657

23,100	Takuma Co Ltd	254,660

31,200	Teijin Ltd	320,877

14,400	THK Co Ltd	294,086

31,600	Tokai Carbon Co Ltd	266,403

9,400	Tokyo Seimitsu Co Ltd	361,635

19,100	Toppan Inc (a)	358,966

35,300	Tosoh Corp	512,947

6,100	Toyota Industries Corp (a)	392,089

13,600	Tsumura & Co	309,956

4,700	Yamaha Motor Co Ltd	95,112

8,700	Zenkoku Hosho Co Ltd	288,755

	Total Japan	19,395,062

	Netherlands — 1.1%

70,209	Aegon NV	373,796

5,400	AerCap Holdings NV *	266,976

20,409	ING Groep NV (a)	230,778

10,642	JDE Peet’s NV	311,421

10,452	Koninklijke Ahold Delhaize NV (a)	288,217

4,755	Koninklijke Philips NV (a)	122,568

6,178	NN Group NV (a)	306,191

5,683	Prosus NV	293,808

	Total Netherlands	2,193,755

	New Zealand — 0.1%

15,249	Auckland International Airport Ltd * (a)	74,144

34,163	Meridian Energy Ltd (a)	104,458

10,696	Spark New Zealand Ltd	33,830

	Total New Zealand	212,432

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Portugal — 0.1%

38,712	EDP – Energias de Portugal SA	193,969

	South Africa — 0.1%

16,137	Bidvest Group Ltd (The)	224,946

	South Korea — 0.3%

4,998	Kia Corp	344,792

1,292	LG Corp	83,332

198	NAVER Corp	45,847

162	POSCO Holdings Inc	37,655

3,800	POSCO Sponsored ADR	218,576

	Total South Korea	730,202

	Spain — 0.5%

68,961	Banco Bilbao Vizcaya Argentaria SA (a)	377,373

123,369	Banco Santander SA (a)	400,186

31,354	Telefonica SA	170,479

	Total Spain	948,038

	Sweden — 0.9%

2,356	Industrivarden AB – A Shares (a)	61,113

5,467	Industrivarden AB – C Shares (a)	141,873

7,790	Investor AB – A Shares (a)	162,611

15,781	Investor AB – B Shares (a)	296,005

9,466	Kinnevik AB – Class B *	189,152

7,327	Skanska AB – B Shares (a)	126,552

3,739	Svenska Cellulosa AB SCA – Class B (a)	67,867

89,717	Swedish Match AB (a)	927,279

	Total Sweden	1,972,452

	Switzerland — 0.4%

7,611	Adecco Group AG (Registered) (a)	296,702

2,766	Logitech International SA (Registered)	169,196

814	Roche Holding AG (a)	277,404

	Total Switzerland	743,302

	Taiwan — 0.6%

2,000	Hon Hai Precision Industry Co Ltd	7,755

83,000	Ruentex Development Co Ltd	219,309

10,501	Silicon Motion Technology Corp ADR (a)	948,345

	Total Taiwan	1,175,409

	United Kingdom — 4.4%

82,062	Atotech Ltd *	1,666,679

566,036	Avast Plc	3,462,348

6,262	Berkeley Group Holdings Plc	331,640

173,847	BT Group Plc	409,756

4,965	Coca-Cola HBC AG *	109,386

78,779	Kingfisher Plc (a)	261,626

151,542	M&G Plc	412,646

185,763	Meggitt Plc * (a)	1,814,335

Shares	Description	Value ($)

	United Kingdom — continued

4,400	Shell Plc ADR (a)	260,568

95,202	Taylor Wimpey Plc	156,180

2,336	Unilever Plc (a)	112,440

2,300	Vodafone Group Plc Sponsored ADR	38,272

16,342	WPP Plc (a)	189,722

	Total United Kingdom	9,225,598

	United States — 41.9%

55,705	Activision Blizzard, Inc. (a)	4,338,306

3,300	Advanced Micro Devices, Inc. * (a)	336,138

5,000	Aflac, Inc. (a)	302,850

2,503	Alleghany Corp. *	2,086,951

7,300	Ally Financial, Inc. (a)	321,492

100	Alphabet, Inc. – Class A * (a)	227,524

1,400	Arch Capital Group Ltd. * (a)	66,444

3,400	Arrow Electronics, Inc. *	410,210

16,000	AT&T, Inc. (a)	340,640

3,500	Best Buy Co., Inc. (a)	287,210

700	Bio-Rad Laboratories, Inc. – Class A *	376,453

1,700	Biogen, Inc. * (a)	340,000

8,400	BorgWarner, Inc.	338,688

3,000	Capital One Financial Corp. (a)	383,580

9,100	Carrier Global Corp. (a)	357,721

4,100	CBRE Group, Inc. – Class A * (a)	339,644

5,300	Centene Corp. * (a)	431,632

14,598	Cerner Corp. (a)	1,384,620

180,832	Change Healthcare, Inc. *	4,356,243

1,700	Cigna Corp. (a)	456,093

7,600	Citigroup, Inc. (a)	405,916

1,700	Citizens Financial Group, Inc.	70,346

21,383	Citrix Systems, Inc. (a)	2,153,054

12,269	CMC Materials, Inc.	2,170,877

4,300	Cognizant Technology Solutions Corp. – Class A (a)	321,210

3,976	Coherent, Inc. *	1,077,337

8,000	Comcast Corp. – Class A (a)	354,240

24,954	Contra Zogenix, Inc.	18,716

37,680	Cornerstone Building Brands, Inc. *	925,044

3,100	CVS Health Corp. (a)	299,925

1,100	Dell Technologies – Class C	54,934

3,100	Discover Financial Services (a)	351,819

12,900	DISH Network Corp. – Class A *	294,507

4,300	DR Horton, Inc. (a)	323,145

6,000	eBay, Inc. (a)	292,020

1,200	Exelon Corp. (a)	58,980

1,000	FedEx Corp. (a)	224,580

7,400	Fidelity National Financial, Inc. (a)	313,020

190,733	First Horizon Corp. (a)	4,354,435

25,706	Flagstar Bancorp, Inc.	990,452

21,800	Ford Motor Co.	298,224

1,800	Fortune Brands Home & Security, Inc.	124,830

1,300	Fox Corp. – Class A	46,163

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

78,289	Fox Corp. – Class B	2,560,833

12,000	Franklin Resources, Inc. (a)	324,960

200	Garmin Ltd. (a)	21,124

7,900	General Motors Co. *	305,572

6,100	Gilead Sciences, Inc.(a)	395,585

1,000	Goldman Sachs Group, Inc. (The) (a)	326,850

142,047	Healthcare Trust of America, Inc. (REIT) – Class A (a)	4,268,513

8,488	HEICO Corp. – Class A (a)	993,860

500	Henry Schein, Inc. * (a)	42,820

10,600	HP, Inc.	411,704

3,500	IAC/InterActiveCorp *	298,550

4,800	Incyte Corp. *	364,272

8,900	Intel Corp. (a)	395,338

3,200	International Business Machines Corp. (a)	444,288

13,900	Invesco Ltd.	268,826

2,500	Jazz Pharmaceuticals Plc *	374,200

22,200	Kinder Morgan, Inc. (a)	437,118

2,300	Knight-Swift Transportation Holdings, Inc. (a)	111,872

600	Kroger Co. (The) (a)	31,782

1,600	Laboratory Corp. of America Holdings (a)	394,752

1,600	Leidos Holdings, Inc. (a)	167,200

4,200	Lennar Corp. – Class A	337,050

8,196	Liberty Broadband Corp. – Class C * (a)	1,025,893

7,100	Liberty Global Plc – Class A *	172,672

12,500	Liberty Global Plc – Class C *	317,625

6,700	Lincoln National Corp.	388,131

5,000	LKQ Corp. (a)	256,950

26,600	Lumen Technologies, Inc.	325,584

3,900	LyondellBasell Industries NV – Class A (a)	445,575

115,360	Mandiant, Inc. * (a)	2,543,688

3,000	Merck & Co., Inc. (a)	276,090

1,800	Meta Platforms, Inc. – Class A * (a)	348,552

4,500	MetLife, Inc. (a)	303,255

5,600	Micron Technology, Inc. (a)	413,504

2,300	Mohawk Industries, Inc. *	325,358

7,500	Molson Coors Brewing Co. – Class B	418,800

1,000	Netflix, Inc. * (a)	197,440

107,223	Nielsen Holdings Plc (a)	2,740,620

4,100	Novavax, Inc. *	226,853

8,300	NRG Energy, Inc. (a)	382,132

400	Nucor Corp. (a)	52,984

10	NVR, Inc. * (a)	44,506

4,000	Oracle Corp. (a)	287,680

400	PACCAR, Inc. (a)	34,736

11,800	Paramount Global – Class B	405,094

3,800	PayPal Holdings, Inc. * (a)	323,798

153,945	Pershing Square Tontine Holdings Ltd. – Class A *	3,057,348

2,600	Pfizer, Inc. (a)	137,904

3,700	Prudential Financial, Inc. (a)	393,125

8,400	PulteGroup, Inc.	380,184

Shares	Description	Value ($)

	United States — continued

2,600	Quest Diagnostics, Inc. (a)	366,652

600	Regeneron Pharmaceuticals, Inc. * (a)	398,844

600	Regions Financial Corp.	13,254

5,032	Rogers Corp. *	1,335,392

300	Skyworks Solutions, Inc. (a)	32,661

102,847	South Jersey Industries, Inc. (a)	3,584,218

50,915	Sportsman’s Warehouse Holdings, Inc. *	481,656

1,600	SS&C Technologies Holdings, Inc. (a)	102,384

600	Stanley Black & Decker, Inc. (a)	71,214

3,700	Steel Dynamics, Inc. (a)	315,906

55,115	Switch, Inc. – Class A (a)	1,860,131

9,800	Synchrony Financial (a)	362,992

1	Take -Two Interactive Software, Inc. *	54

98,087	TEGNA, Inc.	2,148,105

85,858	Terminix Global Holdings, Inc. * (a)	3,727,096

4,400	Textron, Inc. (a)	287,276

12,775	Twitter, Inc. * (a)	505,890

4,300	Tyson Foods, Inc. – Class A (a)	385,323

500	UGI Corp. (a)	21,370

139,369	Umpqua Holdings Corp.	2,459,863

1,200	United Parcel Service, Inc. – Class B (a)	218,700

3,000	Universal Health Services, Inc. – Class B	373,830

6,900	Verizon Communications, Inc. (a)	353,901

1,100	Vertex Pharmaceuticals, Inc. * (a)	295,515

31,800	Viatris, Inc.	390,186

2,900	VMware, Inc. – Class A (a)	371,490

35,617	Vonage Holdings Corp. *	689,901

6,800	Walgreens Boots Alliance, Inc. (a)	298,044

3,943	Warner Bros Discovery, Inc. * (a)	72,748

19,700	Western Union Co. (The) (a)	357,358

6,400	Western Digital Corp. *	388,416

1,600	Whirlpool Corp. (a)	294,784

9,217	Willis Towers Watson Plc (a)	1,945,432

3,300	Zoom Video Communications, Inc. – Class A * (a)	354,585

	Total United States	87,374,534

	TOTAL COMMON STOCKS (COST $155,005,925)	147,668,724

	PREFERRED STOCKS (d) — 0.2%

	Brazil — 0.1%

19,700	Petroleo Brasileiro SA Sponsored ADR (a)	247,629

	Germany — 0.1%

2,200	Bayerische Motoren Werke AG	172,612

223	Volkswagen AG (a)	37,218

	Total Germany	209,830

	TOTAL PREFERRED STOCKS (COST $439,565)	457,459

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.1%

	United States — 0.1%

195,149	Bristol-Myers Squibb Co. CVR * (c)	282,966

	TOTAL RIGHTS/WARRANTS (COST $284,429)	282,966

	INVESTMENT FUNDS — 2.8%

	United States — 2.8%

1,000,824	Altaba, Inc. (c)	5,754,738

	TOTAL INVESTMENT FUNDS (COST $5,483,236)	5,754,738

	DEBT OBLIGATIONS — 49.7%

	United States — 49.7%

	Asset-Backed Securities — 2.2%

4,450,000	Federal National Mortgage Association, TBA, 4.50%, due 04/01/52	4,527,180

	U.S. Government — 47.5%

26,025,000	U.S. Treasury Note, 0.13%, due 02/28/23 (a)	25,678,339

22,025,000	U.S. Treasury Note, 0.13%, due 03/31/23	21,687,742

26,025,000	U.S. Treasury Note, 0.13%, due 04/30/23	25,561,430

8,073,000	U.S. Treasury Note, 0.13%, due 06/30/23 (a)	7,895,457

400,000	U.S. Treasury Note, 0.13%, due 07/31/23 (a)	390,437

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

14,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.17%, due 01/31/23 (a)	14,215,777

3,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.16%, due 10/31/23 (a)	3,506,868

	Total U.S. Government	98,936,050

	Total United States	103,463,230

	TOTAL DEBT OBLIGATIONS (COST $104,231,398)	103,463,230

	MUTUAL FUNDS — 3.2%

	United States — 3.2%

	Affiliated Issuers — 3.2%

256,057	GMO Emerging Markets Fund, Class VI	6,683,098

	TOTAL MUTUAL FUNDS (COST $8,893,542)	6,683,098

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

1,005,577	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (e)	1,005,577

	TOTAL SHORT-TERM INVESTMENTS (COST $1,005,577)	1,005,577

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps – Puts — 0.0%
CDX.NA.IGS.38.V1-5Y	BCLY	72.50%	06/15/22	USD	15,575,000	Fixed Spread	Pay	60,500

Total Options on Credit Default Swaps – Puts	60,500

TOTAL PURCHASED OPTIONS (COST $69,309)	60,500

TOTAL INVESTMENTS — 127.4% (Cost $275,412,981)	265,376,292

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (32.6)%

	Common Stocks — (32.4)%

	Australia — (0.6)%

(43,232)	APA Group	(351,922)

(5,141)	ASX Ltd	(297,453)

(1,027)	Cochlear Ltd	(163,843)

(96,871)	Qantas Airways Ltd *	(382,133)

	Total Australia	(1,195,351)

	Austria — (0.2)%

(3,765)	Verbund AG	(374,560)

	Belgium — (0.2)%

(6,293)	Anheuser-Busch InBev SA/NV	(354,740)

	Canada — (1.3)%

(2,400)	Agnico Eagle Mines Ltd	(127,032)

(8,500)	Algonquin Power & Utilities Corp	(123,760)

(15,200)	AltaGas Ltd	(367,006)

(2,600)	BCE Inc	(141,570)

(7,100)	Brookfield Renewable Corp – Class A	(256,878)

(4,400)	Cameco Corp	(107,668)

(8,700)	Enbridge Inc	(401,505)

(2,500)	Franco-Nevada Corp	(355,150)

(7,900)	Pan American Silver Corp	(173,563)

(10,800)	Pembina Pipeline Corp	(434,592)

(5,600)	Restaurant Brands International Inc	(294,056)

	Total Canada	(2,782,780)

	Denmark — (0.1)%

(11,879)	Ambu A/S – Class B	(162,890)

	France — (0.9)%

(11,960)	Accor SA *	(393,541)

(2,476)	Aeroports de Paris *	(370,837)

(21,676)	Getlink SE	(417,783)

(267)	Hermes International	(319,241)

(313)	Sartorius Stedim Biotech	(108,119)

(2,397)	Ubisoft Entertainment SA *	(126,018)

(1,369)	Wendel SE	(140,874)

	Total France	(1,876,413)

	Germany — (1.1)%

(10,750)	Delivery Hero SE *	(414,608)

(477)	MTU Aero Engines AG	(94,450)

(3,848)	Puma SE	(287,152)

(2,742)	QIAGEN NV *	(126,178)

(147)	Rational AG	(95,705)

(2,729)	Scout24 SE	(169,273)

(2,908)	Symrise AG – Class A	(321,339)

(130,794)	Telefonica Deutschland Holding AG	(416,274)

(6,543)	Uniper SE	(169,327)

Shares	Description	Value ($)

	Germany — continued

(4,045)	Zalando SE *	(164,579)

	Total Germany	(2,258,885)

	Israel — (0.2)%

(2,500)	CyberArk Software Ltd *	(347,250)

(1,600)	Kornit Digital Ltd *	(67,152)

(1,600)	Wix.com Ltd *	(100,816)

	Total Israel	(515,218)

	Italy — (0.6)%

(7,521)	Amplifon SPA	(259,169)

(1,599)	Ferrari NV	(312,006)

(24,733)	FinecoBank Banca Fineco SPA	(350,481)

(30,007)	Infrastrutture Wireless Italiane SPA	(334,422)

	Total Italy	(1,256,078)

	Japan — (2.6)%

(9,100)	Aeon Co Ltd	(166,103)

(15,700)	ANA Holdings Inc *	(309,860)

(13,600)	Asahi Intecc Co Ltd	(204,659)

(2,900)	Benefit One Inc	(45,198)

(3,500)	East Japan Railway Co	(179,431)

(100)	Fast Retailing Co Ltd	(48,042)

(3,900)	GMO Payment Gateway Inc	(321,495)

(15,100)	Japan Airlines Co Ltd *	(276,765)

(7,800)	Japan Exchange Group Inc	(123,394)

(5,600)	Keio Corp	(187,067)

(3,800)	Kintetsu Group Holdings Co Ltd	(111,028)

(2,400)	Lasertec Corp	(347,375)

(4,500)	LIXIL Corp	(85,615)

(9,200)	M3 Inc	(264,601)

(9,200)	Mercari Inc *	(159,906)

(20,300)	MonotaRO Co Ltd	(296,381)

(2,900)	Nidec Corp	(193,905)

(17,900)	Nihon M&A Center Holdings Inc	(205,395)

(30,100)	Nippon Paint Holdings Co Ltd	(222,467)

(3,600)	Nissin Foods Holdings Co Ltd	(235,450)

(14,100)	Odakyu Electric Railway Co Ltd	(186,040)

(2,500)	ORIENTAL LAND CO LTD	(371,521)

(44,200)	Rakuten Group Inc	(247,096)

(3,300)	Shiseido Co Ltd	(138,421)

(3,900)	Tobu Railway Co Ltd	(87,457)

(5,600)	Tokyu Corp	(63,549)

(8,600)	West Japan Railway Co	(317,589)

	Total Japan	(5,395,810)

	Netherlands — (0.5)%

(197)	Adyen NV *	(305,087)

(110)	ASML Holding NV	(63,300)

(837)	Heineken Holding NV	(66,211)

(1,140)	IMCD NV	(170,489)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

(10,178)	Just Eat Takeaway.com NV *	(226,507)

(7,209)	Universal Music Group NV	(161,166)

	Total Netherlands	(992,760)

	New Zealand — (0.1)%

(4,729)	Xero Ltd *	(302,290)

	Singapore — (0.3)%

(2,528)	CDL Hospitality Trusts (REIT)	(2,298)

(15,900)	City Developments Ltd	(95,671)

(95,500)	Singapore Airlines Ltd *	(384,961)

(28,300)	Singapore Exchange Ltd	(196,200)

	Total Singapore	(679,130)

	Spain — (0.7)%

(2,015)	Aena SME SA *	(307,406)

(8,628)	Cellnex Telecom SA	(389,375)

(16,562)	Ferrovial SA (b)	(427,163)

(190)	Ferrovial SA (b)	(4,907)

(14,911)	Siemens Gamesa Renewable Energy SA *	(289,095)

	Total Spain	(1,417,946)

	Sweden — (0.4)%

(46,096)	Embracer Group AB – Class B *	(419,386)

(3,031)	Evolution AB	(317,710)

(38,234)	Sinch AB *	(185,111)

	Total Sweden	(922,207)

	Switzerland — (0.4)%

(6)	Chocoladefabriken Lindt & Spruengli AG	(60,359)

(278)	Partners Group Holding AG	(299,122)

(494)	Sika AG (Registered)	(137,129)

(2,070)	Straumann Holding AG (Registered)	(264,083)

	Total Switzerland	(760,693)

	United Kingdom — (2.9)%

(4,541)	Admiral Group Plc	(127,136)

(8,793)	Antofagasta Plc	(164,131)

(44,342)	Auto Trader Group Plc	(329,868)

(658)	Croda International Plc	(57,295)

(1,619)	Experian Plc	(54,159)

(4,686)	Halma Plc	(131,678)

(22,704)	Hargreaves Lansdown Plc	(244,892)

(61,956)	Informa Plc *	(425,863)

(2,504)	InterContinental Hotels Group Plc	(155,793)

(15,457)	Land Securities Group Plc (REIT)	(149,271)

(4,385)	London Stock Exchange Group Plc	(409,177)

(27,645)	Ocado Group Plc *	(324,608)

(4,680)	Prudential Plc	(61,026)

(455,868)	Rentokil Initial Plc	(2,905,197)

(286,509)	Rolls-Royce Holdings Plc *	(312,920)

Shares	Description	Value ($)

	United Kingdom — continued

(1,085)	Spirax-Sarco Engineering Plc	(144,596)

	Total United Kingdom	(5,997,610)

	United States — (19.3)%

(500)	AbbVie, Inc.	(73,685)

(15,600)	AES Corp. (The)	(343,824)

(2,200)	Alnylam Pharmaceuticals, Inc. *	(276,760)

(6,300)	Altria Group, Inc.	(340,767)

(20,300)	AMC Entertainment Holdings, Inc. – Class A *	(291,102)

(800)	American Tower Corp. (REIT)	(204,904)

(8,810)	Aon Plc – Class A	(2,428,653)

(10,100)	Aramark	(348,147)

(2,100)	Arthur J Gallagher & Co.	(340,074)

(9,700)	Asana, Inc. – Class A *	(210,878)

(1,500)	Autodesk, Inc. *	(311,625)

(4,200)	Avalara, Inc. *	(355,614)

(700)	Ball Corp.	(49,623)

(2,400)	Bill.com Holdings, Inc. *	(283,776)

(800)	Bio-Techne Corp.	(295,784)

(3,900)	BioMarin Pharmaceutical, Inc. *	(293,007)

(2,300)	Block, Inc. – Class A *	(201,273)

(2,100)	Boeing Co. (The) *	(275,940)

(700)	Broadcom, Inc.	(406,091)

(1,700)	Burlington Stores, Inc. *	(286,110)

(4,900)	Caesars Entertainment, Inc. *	(245,833)

(7,000)	Carnival Corp. *	(97,160)

(6,200)	Carvana Co. – Class A *	(182,528)

(2,600)	Catalent, Inc. *	(267,956)

(5,900)	Ceridian HCM Holding, Inc. *	(332,170)

(2,026)	Charter Communications, Inc. – Class A *	(1,027,040)

(300)	Chipotle Mexican Grill, Inc. – Class A *	(420,765)

(52)	Citizens Financial Group, Inc.	(2,152)

(14,500)	Clarivate Plc *	(214,165)

(4,500)	Cloudflare, Inc. – Class A *	(252,000)

(1,500)	CME Group, Inc.	(298,245)

(83,038)	Columbia Banking System, Inc.	(2,503,596)

(3,800)	Coupa Software, Inc. *	(261,402)

(1,200)	Crown Castle International Corp. (REIT)	(227,580)

(8,200)	Delta Air Lines, Inc. *	(341,858)

(800)	Dexcom, Inc. *	(238,352)

(2,400)	Diamondback Energy, Inc.	(364,848)

(3,600)	DocuSign, Inc. – Class A *	(302,076)

(3,700)	Dominion Energy, Inc.	(311,614)

(17,900)	DraftKings, Inc. – Class A *	(242,545)

(2,400)	Dynatrace, Inc. *	(90,408)

(5,531)	Entegris, Inc.	(613,720)

(300)	Equinix, Inc. (REIT)	(206,127)

(2,500)	Equity LifeStyle Properties, Inc. (REIT)	(189,250)

(5,100)	Exact Sciences Corp. *	(254,031)

(5,000)	Fastenal Co.	(267,800)

(600)	First Republic Bank	(93,018)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(1,300)	FirstEnergy Corp.	(55,848)

(300)	Fortinet, Inc. *	(88,242)

(59,918)	Fox Corp. – Class A	(2,127,688)

(500)	Gartner, Inc. *	(131,200)

(1)	Goldman Sachs Group , Inc. (The)	(327)

(4,300)	Guidewire Software, Inc. *	(343,742)

(71,025)	Healthcare Realty Trust, Inc. (REIT)	(2,064,696)

(6,974)	HEICO Corp.	(997,631)

(200)	Hershey Co. (The)	(42,342)

(2,500)	Hess Corp.	(307,675)

(800)	HubSpot, Inc. *	(270,152)

(700)	IDEXX Laboratories, Inc. *	(274,134)

(3,644)	II-VI, Inc. *	(227,750)

(3,900)	Ingersoll Rand, Inc.	(183,885)

(1,700)	Insulet Corp. *	(362,916)

(1,800)	IQVIA Holdings, Inc. *	(387,450)

(3,700)	Iron Mountain, Inc. (REIT)	(199,430)

(3,500)	Keurig Dr Pepper, Inc.	(121,590)

(700)	Liberty Broadband Corp. – Class A *	(85,407)

(6,900)	Liberty Media Corp.-Liberty Formula One – Class C *	(429,801)

(1,200)	Linde Plc	(389,616)

(3,800)	Live Nation Entertainment, Inc. *	(361,190)

(200)	Lululemon Athletica, Inc. *	(58,538)

(3)	M&T Bank Corp.	(540)

(1,100)	MarketAxess Holdings, Inc.	(309,848)

(2,200)	Marriott International, Inc. – Class A	(377,476)

(1,000)	Marsh & McLennan Cos, Inc.	(159,950)

(700)	Marvell Technology, Inc.	(41,405)

(200)	Mastercard, Inc. – Class A	(71,574)

(2,149)	MKS Instruments, Inc.	(265,401)

(1,000)	MongoDB, Inc. – Class A *	(237,150)

(500)	Monolithic Power Systems, Inc.	(225,195)

(500)	Moody’s Corp.	(150,785)

(800)	MSCI, Inc. – Class A	(353,880)

(103,498)	New York Community Bancorp, Inc.	(1,032,910)

(2,000)	Newmont Corp.	(135,700)

(9,300)	NiSource, Inc.	(292,485)

(17,111)	NortonLifeLock, Inc.	(416,482)

(5,600)	Novocure Ltd. *	(450,128)

(2,900)	Okta, Inc. *	(240,845)

(4,700)	ONEOK, Inc.	(309,495)

(13,100)	Palantir Technologies, Inc. – Class A *	(113,708)

(600)	Palo Alto Networks, Inc. *	(301,668)

(2,400)	Paychex, Inc.	(297,192)

(7,700)	Peloton Interactive, Inc. – Class A *	(107,492)

(3,200)	Philip Morris International, Inc.	(340,000)

(200)	Public Storage (REIT)	(66,128)

(2,900)	RingCentral, Inc. – Class A *	(183,106)

(3,000)	Roku, Inc. *	(284,700)

(8,100)	Rollins, Inc.	(287,226)

(5,200)	Royal Caribbean Cruises Ltd. *	(301,964)

Shares	Description	Value ($)

	United States — continued

(300)	S&P Global, Inc.	(104,844)

(2,700)	Seagen, Inc. *	(366,336)

(700)	ServiceNow, Inc. *	(327,229)

(1,000)	Sherwin-Williams Co. (The)	(268,040)

(1,700)	Simon Property Group, Inc. (REIT)	(194,905)

(11,300)	Snap, Inc. – Class A *	(159,443)

(1,900)	Snowflake, Inc. – Class A *	(242,535)

(1,100)	Southern Co. (The)	(83,226)

(600)	Starbucks Corp.	(47,100)

(3,000)	Sysco Corp.	(252,540)

(4,000)	Teladoc Health, Inc. *	(136,360)

(500)	Tesla, Inc. *	(379,130)

(1,100)	Trade Desk, Inc. (The) – Class A *	(57,255)

(200)	TransDigm Group, Inc. *	(121,074)

(2,800)	Twilio, Inc. – Class A *	(294,476)

(9,800)	Uber Technologies, Inc. *	(227,360)

(4,100)	UDR, Inc. (REIT)	(195,980)

(1,400)	Vail Resorts, Inc.	(353,094)

(9,700)	Vistra Corp.	(255,789)

(800)	Waste Connections, Inc.	(102,032)

(500)	Waste Management, Inc.	(79,255)

(2,300)	Wayfair, Inc. – Class A *	(136,597)

(11,900)	Williams Cos, Inc. (The)	(441,014)

(500)	Yum! Brands, Inc.	(60,735)

(7,800)	Zillow Group, Inc. – Class A *	(311,688)

(2,888)	Zillow Group, Inc. – Class C *	(115,231)

(1,300)	Zoetis, Inc.	(222,209)

(4,700)	ZoomInfo Technologies, Inc. – Class A *	(189,833)

(1,600)	Zscaler, Inc. *	(244,944)

	Total United States	(40,301,813)

	TOTAL COMMON STOCKS (PROCEEDS $81,465,147)	(67,547,174)

	PREFERRED STOCKS (d) — (0.2)%

	Germany — (0.2)%

(810)	Sartorius AG	(327,496)

	TOTAL PREFERRED STOCKS (PROCEEDS $378,658)	(327,496)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $81,843,805)	(67,874,670)

	Other Assets and Liabilities (net) — 5.2%	10,823,042

	TOTAL NET ASSETS — 100.0%	$208,324,664

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/21/2022	BOA	AUD	3,200,505	USD	2,385,263	87,760
07/18/2022	DB	AUD	4,924,260	USD	3,396,449	(139,831)
08/09/2022	MSCI	AUD	440,000	USD	308,353	(7,709)
07/05/2022	BCLY	BRL	1,161,348	USD	230,000	(12,200)
07/05/2022	GS	BRL	2,993,694	USD	590,000	(34,336)
06/10/2022	MSCI	CAD	399,492	USD	307,121	(8,692)
06/10/2022	SSB	CAD	5,083,034	USD	3,914,766	(103,557)
06/22/2022	BCLY	CAD	2,041,566	USD	1,633,991	20,113
07/25/2022	DB	CAD	4,037,253	USD	3,152,968	(37,985)
08/02/2022	BCLY	CAD	1,755,696	USD	1,370,000	(17,589)
08/02/2022	JPM	CAD	4,014,521	USD	3,100,000	(72,820)
07/29/2022	BCLY	CHF	282,443	USD	295,321	(75)
07/29/2022	JPM	CHF	284,488	USD	297,153	(382)
07/29/2022	SSB	CHF	729,535	USD	761,835	(1,155)
06/13/2022	JPM	CLP	1,742,668,500	USD	2,018,379	(93,116)
06/16/2022	JPM	COP	5,208,880,000	USD	1,310,198	(69,086)
08/18/2022	GS	CZK	3,600,000	USD	151,907	(2,946)
08/18/2022	MSCI	CZK	35,570,976	USD	1,482,124	(47,954)
06/21/2022	SSB	EUR	4,068,054	USD	4,407,636	36,340
06/30/2022	DB	EUR	2,800,000	USD	3,032,190	22,025
06/30/2022	JPM	EUR	4,800,000	USD	5,211,922	51,641
06/30/2022	MSCI	EUR	7,180,000	USD	7,999,669	280,747
06/16/2022	JPM	GBP	990,000	USD	1,250,427	2,917
06/21/2022	SSB	GBP	2,487,656	USD	3,249,145	114,307
07/25/2022	DB	GBP	2,948,491	USD	3,640,753	(75,838)
08/09/2022	CITI	IDR	2,933,660,000	USD	200,000	(1,392)
08/09/2022	JPM	IDR	5,848,800,000	USD	400,000	(1,514)
08/31/2022	JPM	ILS	4,267,605	USD	1,276,923	(15,602)
06/03/2022	GS	INR	25,454,220	USD	330,000	2,167
06/03/2022	MSCI	INR	194,032,426	USD	2,539,858	40,855
08/30/2022	MSCI	INR	133,926,936	USD	1,711,220	2,649
06/06/2022	BCLY	JPY	125,326,898	USD	963,139	(10,498)
06/06/2022	JPM	JPY	54,002,861	USD	417,864	(1,672)
06/09/2022	BOA	JPY	182,136,500	USD	1,400,000	(15,099)
08/08/2022	MSCI	KRW	1,170,241,425	USD	929,072	(12,865)
07/22/2022	JPM	MXN	8,423,372	USD	410,000	(13,862)
07/22/2022	MSCI	MXN	4,973,842	USD	240,000	(10,282)
06/01/2022	JPM	NZD	26,770,000	USD	17,993,054	549,724
06/01/2022	MSCI	NZD	5,860,000	USD	3,983,109	164,733
06/01/2022	SSB	NZD	2,730,000	USD	1,837,959	59,091
07/18/2022	BCLY	NZD	376,132	USD	245,601	682
08/31/2022	MSCI	NZD	20,820,000	USD	13,568,498	22,848
06/17/2022	GS	PEN	379,470	USD	100,000	(1,993)
06/17/2022	JPM	PEN	1,280,000	USD	333,724	(10,311)
06/17/2022	MSCI	PEN	1,106,350	USD	290,880	(6,482)
08/03/2022	JPM	PHP	32,974,970	USD	623,110	(2,058)
07/19/2022	BOA	PLN	536,059	USD	120,000	(4,756)
07/19/2022	MSCI	PLN	179,383	USD	40,000	(1,748)
06/30/2022	BOA	RON	960,014	USD	210,000	2,285
06/30/2022	JPM	RON	6,772,115	USD	1,499,344	34,087
06/07/2022	DB	SEK	21,873,387	USD	2,200,000	(40,008)
06/07/2022	GS	SEK	8,463,976	USD	900,000	33,222
06/07/2022	MSCI	SEK	9,510,002	USD	966,947	(6,953)
06/21/2022	GS	SGD	380,973	USD	280,000	1,941
06/21/2022	JPM	SGD	412,026	USD	300,000	(724)
06/21/2022	SSB	SGD	678,274	USD	500,000	4,951

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/18/2022	CITI	THB	59,152,251	USD	1,701,733	(31,261)
06/13/2022	JPM	TWD	63,492,149	USD	2,145,150	(44,708)
06/21/2022	BOA	USD	2,293,778	AUD	3,200,505	3,725
07/18/2022	BCLY	USD	605,543	AUD	862,316	13,715
07/18/2022	JPM	USD	17,739	AUD	24,993	209
08/09/2022	BCLY	USD	3,266,820	AUD	4,611,000	45,370
08/09/2022	JPM	USD	835,895	AUD	1,190,000	18,910
07/05/2022	JPM	USD	2,500,853	BRL	12,194,161	42,246
06/22/2022	DB	USD	218,652	CAD	279,031	1,924
06/22/2022	UBSA	USD	204,169	CAD	258,628	279
08/02/2022	BCLY	USD	17,523,018	CAD	22,381,502	165,884
06/16/2022	MSCI	USD	846,410	CHF	842,725	32,784
06/13/2022	MSCI	USD	390,000	CLP	336,765,000	18,039
06/16/2022	JPM	USD	2,329,736	COP	9,006,421,500	55,118
06/16/2022	MSCI	USD	520,000	COP	1,977,560,000	3,648
08/18/2022	DB	USD	205,205	CZK	4,800,000	1,266
06/21/2022	BOA	USD	158,334	EUR	150,510	3,396
06/21/2022	MSCI	USD	240,436	EUR	221,270	(2,672)
06/30/2022	DB	USD	1,269,304	EUR	1,200,000	20,766
06/30/2022	JPM	USD	3,735,391	EUR	3,500,000	27,315
07/29/2022	JPM	USD	1,488,014	EUR	1,380,608	(1,378)
07/29/2022	UBSA	USD	1,211,097	EUR	1,130,520	6,245
06/16/2022	DB	USD	1,648,272	GBP	1,350,000	52,878
06/16/2022	JPM	USD	816,856	GBP	650,000	2,216
06/21/2022	MSCI	USD	1,256,227	GBP	1,001,552	5,886
08/16/2022	GS	USD	148,241	HUF	55,000,000	(953)
08/16/2022	MSCI	USD	470,292	HUF	174,520,539	(2,934)
08/09/2022	JPM	USD	1,593,495	IDR	23,212,441,000	13
08/09/2022	MSCI	USD	640,319	IDR	9,384,162,000	3,893
06/03/2022	GS	USD	250,000	INR	19,186,250	(2,894)
06/03/2022	JPM	USD	420,000	INR	32,517,660	(1,195)
06/03/2022	MSCI	USD	2,166,886	INR	167,782,736	(5,961)
06/06/2022	BCLY	USD	906,890	JPY	114,139,297	(20,168)
06/06/2022	MSCI	USD	3,092,373	JPY	375,270,287	(176,981)
06/06/2022	SSB	USD	2,607,801	JPY	316,170,523	(151,542)
06/06/2022	UBSA	USD	715,082	JPY	90,847,019	(9,312)
06/09/2022	JPM	USD	945,075	JPY	120,000,000	(12,742)
06/09/2022	MSCI	USD	7,108,859	JPY	921,997,655	54,547
07/11/2022	JPM	USD	4,044,458	JPY	526,670,191	53,077
08/10/2022	MSCI	USD	4,615,430	JPY	600,000,000	59,733
08/08/2022	JPM	USD	180,000	KRW	229,071,600	4,382
08/08/2022	UBSA	USD	181,794	KRW	230,000,000	3,335
07/22/2022	BOA	USD	410,000	MXN	8,302,732	7,791
07/22/2022	MSCI	USD	1,960,518	MXN	39,913,207	47,903
07/18/2022	BCLY	USD	8,071,224	NOK	79,427,768	406,808
07/18/2022	JPM	USD	880,902	NOK	8,500,000	26,379
06/01/2022	MSCI	USD	21,365,727	NZD	32,560,000	(149,633)
06/01/2022	SSB	USD	1,807,848	NZD	2,800,000	16,631
07/18/2022	MSCI	USD	294,733	NZD	472,554	12,972
07/18/2022	UBSA	USD	376,956	NZD	594,850	10,382
06/17/2022	MSCI	USD	967,146	PEN	3,616,475	4,883
08/03/2022	BCLY	USD	180,214	PHP	9,500,000	(105)
08/03/2022	JPM	USD	120,000	PHP	6,311,880	(334)
07/19/2022	DB	USD	123,804	PLN	550,000	4,196
07/19/2022	GS	USD	247,033	PLN	1,100,000	8,968
07/19/2022	MSCI	USD	417,085	PLN	1,808,437	3,790

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Forward Currency Contracts (continued)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/30/2022	BOA	USD	400,000	RON	1,890,233	8,983
06/30/2022	DB	USD	203,526	RON	950,000	2,022
06/30/2022	GS	USD	169,684	RON	800,000	3,409
06/30/2022	JPM	USD	275,434	RON	1,300,000	5,842
06/07/2022	BCLY	USD	4,724,610	SEK	45,793,543	(34,989)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/07/2022	JPM	USD	4,690,000	SEK	44,699,339	(112,434)
06/21/2022	CITI	USD	190,000	SGD	263,516	2,331
06/21/2022	SSB	USD	110,000	SGD	151,909	873
06/13/2022	GS	USD	562,267	TWD	16,648,800	11,954
08/31/2022	MSCI	USD	171,312	ZAR	2,743,323	2,270

						$1,178,985

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
33	Australian Government Bond 10 Yr.	June 2022	2,894,420	(110,229)
94	CAC40 10 Euro	June 2022	6,527,973	111,993
3	DAX Index	June 2022	1,161,284	12,112
20	Euro Bund	June 2022	3,254,359	(28,155)
78	FTSE 100 Index	June 2022	7,449,649	377,887
49	FTSE/JSE 40	June 2022	2,045,391	(62,878)
10	Hang Seng Index	June 2022	1,363,434	95,654
267	Mini MSCI Emerging Markets	June 2022	14,195,055	175,616
87	MSCI Singapore	June 2022	1,902,442	52,963

			$40,794,007	$624,963

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
22	E-mini Russell 2000 Index	June 2022	2,048,090	22,225
27	FTSE Taiwan Index	June 2022	1,551,455	(54,985)
76	MSCI EAFE	June 2022	7,740,600	(2,936)
96	S&P 500 E-Mini	June 2022	19,830,000	960,930
2	S&P/TSX 60	June 2022	396,411	(7,091)
4	SPI 200 Futures	June 2022	514,713	22,130
8	TOPIX Index	June 2022	1,184,663	(26,845)
12	U.S. Treasury Note 2 Yr. (CBT)	September 2022	2,533,219	3,645
14	U.S. Treasury Note 5 Yr. (CBT)	September 2022	1,581,344	8,060
92	U.S. Treasury Note 10 Yr. (CBT)	September 2022	10,989,687	42,748
5	U.S. Treasury Ultra 10 Yr. (CBT)	September 2022	642,422	6,712
1	U.S. Ultra Bond (CBT)	September 2022	155,750	3,697
25	UK Gilt Long Bond	September 2022	3,653,344	63,935

			$52,821,698	$1,042,225

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Index Options – Puts
S&P 500 Index	4,020.00	06/03/22	(12)	USD	(4,958,580)	(9,720)
S&P 500 Index	3,900.00	06/10/22	(13)	USD	(5,371,795)	(14,170)
S&P 500 Index	4,155.00	06/17/22	(12)	USD	(4,958,580)	(121,200)

	Total Index Options – Puts					(145,090)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Written Options — continued

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.IGS.38.V1-5Y	BCLY	90.00%	06/15/22	USD	(11,125,000)	Fixed Spread	Pay	(5,379)
CDX.NA.IGS.38.V1-5Y	GS	85.00%	06/15/22	USD	(19,469,000)	Fixed Spread	Pay	(17,145)

			Total Written Options on Credit Default Swaps – Puts					(22,524)

			TOTAL WRITTEN OPTIONS (Premiums $413,068)					$(167,614)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUROPE.S34.V1-5Y	EUR	9,968,000	1.00%	0.65%	N/A	12/20/2025	Quarterly	(313,377)	(130,961)	182,416
CDX.NA.HYS.37.V1-5Y	USD	4,450,000	5.00%	4.29%	N/A	12/20/2026	Quarterly	(246,975)	(120,484)	126,491
ITRAXX.XOVER.S36.V1-5Y	EUR	6,675,000	5.00%	4.13%	N/A	12/20/2026	Quarterly	(237,665)	(240,761)	(3,096)
CDX.NA.IGS.38.V1-5Y	USD	11,125,000	1.00%	0.80%	N/A	06/20/2027	Quarterly	(150,933)	(105,543)	45,390

								$(948,950)	$(597,749)	$351,201

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31.V1-5Y	CITI	USD	1,631,000	5.00%	5.78%	N/A	12/20/2023	Quarterly	(6,361)	19,221	25,582
CDX.NA.HYS.31.V1-5Y	CITI	USD	1,780,000	5.00%	5.78%	N/A	12/20/2023	Quarterly	18,334	20,977	2,643
CMBX.NA.BBB-.11	GS	USD	1,440,000	3.00%	5.79%	N/A	11/18/2054	Monthly	54,713	174,455	119,742
CMBX.NA.BBB-.9	MLCS	USD	2,750,000	3.00%	7.73%	N/A	09/17/2058	Monthly	221,087	370,108	149,021
CMBX.NA.BBB-.9	CGMI	USD	1,110,000	3.00%	7.73%	N/A	09/17/2058	Monthly	128,808	149,389	20,581
CMBX.NA.BBB-.9	CGMI	USD	666,000	3.00%	7.73%	N/A	09/17/2058	Monthly	77,753	89,633	11,880
CMBX.NA.BBB-.12	GS	USD	1,260,000	3.00%	5.78%	N/A	08/17/2061	Monthly	49,804	171,392	121,588
CMBX.NA.BBB-.13	CGMI	USD	1,500,000	3.00%	5.72%	N/A	12/16/2072	Monthly	65,524	225,265	159,741
CMBX.NA.BBB-.13	GS	USD	576,500	3.00%	5.72%	N/A	12/16/2072	Monthly	35,496	86,577	51,081
CMBX.NA.BBB-.13	MSCI	USD	1,780,000	3.00%	5.72%	N/A	12/16/2072	Monthly	99,709	267,315	167,606
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,560,000	5.00%	1.28%	3,560,000 USD	12/20/2023	Quarterly	238,520	203,499	(35,021)
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	1.28%	1,187,000 USD	12/20/2023	Quarterly	121,668	67,852	(53,816)
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,928,000	5.00%	1.28%	1,928,000 USD	12/20/2023	Quarterly	203,886	110,210	(93,676)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,388,727	5.00%	0.40%	4,388,727 USD	12/20/2024	Quarterly	756,836	489,853	(266,983)
CDX.NA.HYS.35.V1-5Y	JPM	USD	1,780,000	5.00%	5.07%	1,780,000 USD	12/20/2025	Quarterly	129,940	(4,119)	(134,059)
CDX.NA.HYS.35.V1-5Y	MSCI	USD	2,160,000	5.00%	5.07%	2,160,000 USD	12/20/2025	Quarterly	158,760	(4,999)	(163,759)
ITRAXX.EUROPE.S34.V1-5Y	BOA	EUR	17,800,000	1.00%	0.27%	17,800,000 EUR	12/20/2025	Quarterly	857,391	492,580	(364,811)
CDX.NA.HYS.37.V1-5Y	GS	USD	11,125,000	5.00%	0.75%	11,125,000 USD	12/20/2026	Quarterly	2,079,819	1,918,165	(161,654)
ITRAXX.XOVER.S36.V1-5Y	MSCI	EUR	13,350,000	5.00%	1.06%	13,350,000 EUR	12/20/2026	Quarterly	2,317,344	2,326,138	8,794
CDX-NAHYS38V1-5Y	JPM	USD	5,000,000	5.00%	4.61%	5,000,000 USD	06/20/2027	Quarterly	278,230	79,390	(198,840)
CMBX.NA.A.9	MLCS	USD	4,750,000	2.00%	2.61%	4,750,000 USD	09/17/2058	Monthly	9,294	(89,479)	(98,773)
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	2.61%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(20,957)	12,139
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	2.61%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(33,531)	11,071

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

OTC Credit Default Swaps (continued)

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.47%	4,610,000 USD	11/17/2059	Monthly	42,163	6,314	(35,849)
CMBX.NA.AAA.13	GS	USD	1,730,000	0.50%	0.64%	1,730,000 USD	12/16/2072	Monthly	4,051	(16,087)	(20,138)

									$7,865,071	$7,099,161	$(765,910)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month CAD CDOR	3.25%	CAD	24,000,000	06/15/2024	Semi-Annually	—	49,136	49,136
3 Month CAD CDOR	3.21%	CAD	14,230,000	06/15/2024	Semi-Annually	—	20,829	20,829
3.22%	3 Month CAD CDOR	CAD	121,570,000	06/15/2024	Semi-Annually	(44,916)	(185,418)	(140,502)
0.31%	CHF - SARON - OIS - COMPOUND	CHF	84,000,000	06/15/2024	Annually	37,535	221,901	184,366
CHF - SARON - OIS - COMPOUND	0.18%	CHF	14,460,000	06/15/2024	Annually	—	(79,467)	(79,467)
GBP - SONIA - COMPOUND	2.13%	GBP	43,470,000	06/15/2024	Annually	14,620	(268,570)	(283,190)
3 Month SEK STIBOR	2.15%	SEK	87,090,000	06/15/2024	Quarterly	7,669	8,978	1,309
3 Month SEK STIBOR	2.12%	SEK	45,000,000	06/15/2024	Quarterly	—	1,611	1,611
1.01%	6 Month EURIBOR	EUR	10,170,000	06/19/2024	Semi-Annually	799	21,133	20,334
6 Month EURIBOR	1.00%	EUR	50,080,000	06/19/2024	Semi-Annually	(8,592)	(114,762)	(106,170)
USD - SOFR - COMPOUND	2.71%	USD	4,540,000	09/21/2024	Annually	263	(7,168)	(7,431)
3.39%	6 Month AUD BBSW	AUD	3,330,000	06/15/2032	Semi-Annually	—	63,285	63,285
3.44%	6 Month AUD BBSW	AUD	4,910,000	06/15/2032	Semi-Annually	—	79,325	79,325
3.60%	6 Month AUD BBSW	AUD	2,180,000	06/15/2032	Semi-Annually	(981)	14,302	15,283
6 Month AUD BBSW	3.39%	AUD	27,980,000	06/15/2032	Semi-Annually	30,563	(535,940)	(566,503)
3.80%	6 Month AUD BBSW	AUD	3,150,000	06/15/2032	Semi-Annually	—	(17,871)	(17,871)
6 Month AUD BBSW	3.67%	AUD	2,100,000	06/15/2032	Semi-Annually	—	(5,277)	(5,277)
3.17%	3 Month CAD CDOR	CAD	3,510,000	06/15/2032	Semi-Annually	—	46,105	46,105
3.12%	3 Month CAD CDOR	CAD	4,320,000	06/15/2032	Semi-Annually	—	69,714	69,714
3.21%	3 Month CAD CDOR	CAD	4,620,000	06/15/2032	Semi-Annually	—	45,869	45,869
3.35%	3 Month CAD CDOR	CAD	2,440,000	06/15/2032	Semi-Annually	(3,159)	1,416	4,575
3 Month CAD CDOR	3.40%	CAD	1,640,000	06/15/2032	Semi-Annually	—	4,979	4,979
3 Month CAD CDOR	3.53%	CAD	27,820,000	06/15/2032	Semi-Annually	19,926	325,541	305,615
3.25%	3 Month CAD CDOR	CAD	3,230,000	06/15/2032	Semi-Annually	—	23,914	23,914
3.27%	3 Month CAD CDOR	CAD	2,000,000	06/15/2032	Semi-Annually	—	11,805	11,805
3 Month CAD CDOR	3.15%	CAD	35,550,000	06/15/2032	Semi-Annually	10,293	(515,471)	(525,764)
3.51%	3 Month CAD CDOR	CAD	4,340,000	06/15/2032	Semi-Annually	—	(43,382)	(43,382)
3.48%	3 Month CAD CDOR	CAD	5,480,000	06/15/2032	Semi-Annually	—	(43,560)	(43,560)
3.37%	3 Month CAD CDOR	CAD	1,870,000	06/15/2032	Semi-Annually	—	(1,977)	(1,977)
3.48%	3 Month CAD CDOR	CAD	3,240,000	06/15/2032	Semi-Annually	—	(26,860)	(26,860)
1.31%	CHF - SARON - OIS - COMPOUND	CHF	3,700,000	06/15/2032	Annually	3,841	36,532	32,691
1.39%	CHF - SARON - OIS - COMPOUND	CHF	5,970,000	06/15/2032	Annually	—	13,811	13,811
1.23%	CHF - SARON - OIS - COMPOUND	CHF	3,120,000	06/15/2032	Annually	—	57,498	57,498
1.27%	CHF - SARON - OIS - COMPOUND	CHF	20,360,000	06/15/2032	Annually	—	284,067	284,067

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps (continued)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CHF - SARON - OIS - COMPOUND	1.25%	CHF	31,980,000	06/15/2032	Annually	26,013	(509,817)	(535,830)
CHF - SARON - OIS - COMPOUND	1.23%	CHF	2,860,000	06/15/2032	Annually	—	(52,706)	(52,706)
CHF - SARON - OIS - COMPOUND	1.26%	CHF	17,160,000	06/15/2032	Annually	(82,699)	(256,490)	(173,791)
EUR - EuroSTR - COMPOUND	1.34%	EUR	1,810,000	06/15/2032	Annually	—	(41,620)	(41,620)
EUR - EuroSTR - COMPOUND	1.28%	EUR	2,960,000	06/15/2032	Annually	—	(84,079)	(84,079)
EUR - EuroSTR - COMPOUND	1.29%	EUR	2,960,000	06/15/2032	Annually	—	(83,779)	(83,779)
EUR - EuroSTR - COMPOUND	1.40%	EUR	1,600,000	06/15/2032	Annually	—	(26,758)	(26,758)
EUR - EuroSTR - COMPOUND	1.51%	EUR	3,010,000	06/15/2032	Annually	—	(16,244)	(16,244)
1.95%	GBP - SONIA - COMPOUND	GBP	51,600,000	06/15/2032	Annually	(285,204)	1,192,051	1,477,255
1.98%	GBP - SONIA - COMPOUND	GBP	1,540,000	06/15/2032	Annually	—	29,162	29,162
1.87%	GBP - SONIA - COMPOUND	GBP	9,320,000	06/15/2032	Annually	(15,106)	293,582	308,688
GBP - SONIA - COMPOUND	1.92%	GBP	5,300,000	06/15/2032	Annually	15,997	(136,090)	(152,087)
GBP - SONIA - COMPOUND	1.93%	GBP	3,840,000	06/15/2032	Annually	—	(95,376)	(95,376)
GBP - SONIA - COMPOUND	1.93%	GBP	5,760,000	06/15/2032	Annually	—	(145,321)	(145,321)
GBP - SONIA - COMPOUND	1.99%	GBP	18,000,000	06/15/2032	Annually	(35,345)	(325,128)	(289,783)
GBP - SONIA - COMPOUND	1.96%	GBP	620,000	06/15/2032	Annually	—	(13,594)	(13,594)
3 Month NZD Bank Bill Rate	4.06%	NZD	3,740,000	06/15/2032	Quarterly	—	18,465	18,465
4.13%	3 Month NZD Bank Bill Rate	NZD	20,040,000	06/15/2032	Quarterly	7,935	(174,726)	(182,661)
2.37%	3 Month SEK STIBOR	SEK	35,000,000	06/15/2032	Quarterly	2,763	58,505	55,742
2.49%	3 Month SEK STIBOR	SEK	18,630,000	06/15/2032	Quarterly	717	10,798	10,081
3 Month SEK STIBOR	2.28%	SEK	306,830,000	06/15/2032	Quarterly	188,736	(778,140)	(966,876)
2.61%	3 Month SEK STIBOR	SEK	43,800,000	06/15/2032	Quarterly	—	(21,446)	(21,446)
2.60%	3 Month SEK STIBOR	SEK	43,400,000	06/15/2032	Quarterly	—	(16,313)	(16,313)
2.56%	3 Month SEK STIBOR	SEK	10,000,000	06/15/2032	Quarterly	—	(483)	(483)
2.56%	3 Month SEK STIBOR	SEK	13,800,000	06/15/2032	Quarterly	—	(792)	(792)
3 Month SEK STIBOR	2.46%	SEK	22,100,000	06/15/2032	Quarterly	—	(18,038)	(18,038)
2.52%	USD - SOFR - COMPOUND	USD	60,560,000	06/15/2032	Annually	(11,114)	679,204	690,318
USD - SOFR - COMPOUND	2.71%	USD	2,510,000	06/15/2032	Annually	—	13,088	13,088
USD - SOFR - COMPOUND	2.72%	USD	4,600,000	06/15/2032	Annually	(5,425)	29,861	35,286
USD - SOFR - COMPOUND	2.80%	USD	8,140,000	06/15/2032	Annually	—	109,491	109,491
USD - SOFR - COMPOUND	2.66%	USD	1,290,000	06/15/2032	Annually	—	1,897	1,897
USD - SOFR - COMPOUND	2.53%	USD	2,750,000	06/15/2032	Annually	—	(29,631)	(29,631)
USD - SOFR - COMPOUND	2.52%	USD	6,090,000	06/15/2032	Annually	—	(66,692)	(66,692)
USD - SOFR - COMPOUND	2.46%	USD	3,180,000	06/15/2032	Annually	—	(52,894)	(52,894)
1.75%	6 Month EURIBOR	EUR	10,070,000	06/16/2032	Semi-Annually	38,230	100,255	62,025
1.71%	6 Month EURIBOR	EUR	3,230,000	06/16/2032	Semi-Annually	—	45,038	45,038
6 Month EURIBOR	1.79%	EUR	2,190,000	06/16/2032	Semi-Annually	3,965	(13,070)	(17,035)
6 Month EURIBOR	1.81%	EUR	7,870,000	06/16/2032	Semi-Annually	1,955	(31,277)	(33,232)
CHF - SARON - OIS - COMPOUND	1.34%	CHF	20,410,000	09/21/2032	Annually	—	(294,208)	(294,208)
2.01%	GBP - SONIA - COMPOUND	GBP	18,080,000	09/21/2032	Annually	28,203	324,040	295,837
3 Month SEK STIBOR	2.51%	SEK	14,900,000	09/21/2032	Quarterly	—	(13,685)	(13,685)
2.64%	USD - SOFR - COMPOUND	USD	1,030,000	09/21/2032	Annually	(2,708)	4,156	6,864
2.57%	USD - SOFR - COMPOUND	USD	1,370,000	09/21/2032	Annually	—	13,854	13,854

						$(55,226)	$(818,922)	$(763,696)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	BCLY	USD	5,249,999	06/20/2022	Quarterly	(757)	(43,486)	(42,729)
1 Month Federal Funds Rate plus 0.60%	Total Return on Equity Basket (f)	GS	USD	112,869	07/24/2022	Monthly	—	8,933	8,933
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.50%	GS	USD	305,541	07/24/2022	Monthly	—	(32,071)	(32,071)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.75%	GS	USD	164,155	07/24/2022	Monthly	—	(7,879)	(7,879)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.50%	GS	USD	467,568	07/24/2022	Monthly	—	(22,737)	(22,737)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

OTC Total Return Swaps (continued)

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.75%	GS	USD	157,661	07/24/2022	Monthly	—	(8,276)	(8,276)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	4,999,999	09/20/2022	Quarterly	(3,156)	224,731	227,887
Total Return on Equity Basket (f)	1 Month Federal Funds Rate plus 0.95%	MORD	USD	97,232	10/18/2022	Monthly	—	7,354	7,354
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	3,096,275	10/18/2022	Monthly	—	(70,865)	(70,865)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate plus 1.00%	MORD	USD	84,680	12/19/2022	Monthly	—	(5,568)	(5,568)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 1.50%	MORD	USD	89,518	03/20/2023	Monthly	—	1,878	1,878
0.15%	Total Return on Bloomberg Commodity Index	MSCI	USD	743,815	05/09/2023	Monthly	6,755	39,252	32,497
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,079,762	05/09/2023	Monthly	—	124,226	124,226
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	280,884	05/09/2023	Monthly	—	(9,363)	(9,363)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	2,754,036	05/09/2023	Monthly	—	(90,381)	(90,381)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	3,485,902	05/12/2023	Monthly	—	246,593	246,593
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	3,485,554	05/12/2023	Monthly	—	(241,668)	(241,668)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	973,300	05/22/2023	Monthly	—	32,591	32,591
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.06%	UBSA	USD	790,044	05/22/2023	Monthly	—	(30,855)	(30,855)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 2.55%	MORD	USD	1,394,566	06/19/2023	Monthly	—	(115,051)	(115,051)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	631,774	11/20/2023	Monthly	—	(24,367)	(24,367)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.50%	GS	USD	37,176	05/24/2024	Monthly	—	(1,042)	(1,042)

							$2,842	$(18,051)	$(20,893)

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

(f)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(g)	The following table represents the individual short positions within the custom equity basket swap as of May 31, 2022:

Shares	Description	% of Equity Basket	Value ($)

240,000	Alibaba Health Information Technology Ltd	3.9%	122,249

610,000	Alibaba Pictures Group Ltd	1.7%	53,638

672,000	China Molybdenum Co Ltd – Class H	10.4%	328,815

42,000	China Resources Beer Holdings Co Ltd	8.3%	261,772

59,500	Citic Securities Co Ltd – Class H	4.1%	128,779

175,500	Cosco Shipping Holdings Co – Class H	9.8%	310,532

18,400	Ganfeng Lithium Co Ltd – Class H	7.5%	235,843

192,000	Greentown Service Group Co Ltd	6.1%	193,120

7,500	Hong Kong Exchanges and Clearing Ltd	10.2%	323,610

156,000	Kingdee International Software Group Co Ltd	9.7%	307,207

12,600	Kuaishou Technology	3.9%	121,996

16,000	New World Development Co Ltd	1.9%	60,889

172,800	Sands China Ltd	10.4%	330,211

282,000	Zijin Mining Group Co Ltd – Class H	12.1%	380,897

	TOTAL COMMON STOCKS		$3,159,558

The rates shown on variable rate notes are the current interest rates at May 31, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

EuroSTR - Euro Short-Term Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

5,881,822	GMO Emerging Country Debt Fund, Class VI	119,342,163

8,233,935	GMO High Yield Fund, Class VI	148,457,854

352,434,615	GMO Implementation Fund	4,401,908,338

6,777,695	GMO Opportunistic Income Fund, Class VI	170,730,135

4,614,301	GMO SGM Major Markets Fund, Class VI	133,584,017

	TOTAL MUTUAL FUNDS (COST $5,213,191,468)	4,974,022,507

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

4,759,559	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	4,759,559

	TOTAL SHORT-TERM INVESTMENTS (COST $4,759,559)	4,759,559

	TOTAL INVESTMENTS — 100.1% (Cost $5,217,951,027)	4,978,782,066

	Other Assets and Liabilities (net) — (0.1%)	(4,112,422)

	TOTAL NET ASSETS — 100.0%	$4,974,669,644

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 74.7%

	Argentina — 0.0%

4,800	Banco BBVA Argentina SA ADR *	14,688

3,496	Grupo Financiero Galicia SA ADR	32,198

	Total Argentina	46,886

	Australia — 1.4%

54,811	Accent Group Ltd	52,466

25,859	Adairs Ltd (a)	42,990

185,630	Aurizon Holdings Ltd (b)	534,748

362,046	Beach Energy Ltd	442,947

256,040	BlueScope Steel Ltd	3,320,042

210,495	Brambles Ltd (b)	1,640,486

9,307	Brickworks Ltd	138,602

59,855	CSR Ltd	200,072

145,552	Dexus (REIT) (b)	1,093,424

203,987	Fortescue Metals Group Ltd (a) (b)	2,944,970

125,751	Genworth Mortgage Insurance Australia Ltd	269,068

316,918	GPT Group (The) (REIT) (b)	1,092,280

81,202	GrainCorp Ltd – Class A	571,932

67,953	HomeCo Daily Needs (REIT)	65,782

46,037	Incitec Pivot Ltd	116,044

15,360	JB Hi-Fi Ltd (a)	506,320

4,517	McMillan Shakespeare Ltd	38,136

160,671	Metcash Ltd	495,593

748	Mineral Resources Ltd	34,056

645,306	Mirvac Group (REIT) (b)	1,045,224

99,102	Mount Gibson Iron Ltd	48,589

46,510	Rio Tinto Ltd (b)	3,805,321

428,331	Scentre Group (REIT) (b)	880,716

28,276	Sims Ltd	355,897

24,820	Southern Cross Media Group Ltd (a)	25,330

378,785	Stockland (REIT) (b)	1,085,579

3,264	Virtus Health Ltd (b)	18,989

4,084	Woodside Energy Group Ltd	86,157

	Total Australia	20,951,760

	Austria — 0.0%

2,078	Vienna Insurance Group AG Wiener Versicherung Gruppe	50,010

	Belgium — 0.4%

2,415	Ackermans & van Haaren NV	407,557

39,613	Ageas SA/NV (a)	1,993,674

12,104	Bekaert SA	488,885

1,056	Cie d’Entreprises CFE *	117,654

12,643	Econocom Group SA/NV (b)	49,479

4,343	KBC Group NV	271,476

2,246	Orange Belgium SA *	45,592

20,096	Proximus SADP	346,577

2,991	Sofina SA (a)	704,067

Shares	Description	Value ($)

	Belgium — continued

19,545	UCB SA	1,724,399

522	VGP NV (b)	101,279

	Total Belgium	6,250,639

	Brazil — 1.3%

98,600	Banco do Brasil SA	759,746

55,000	Blau Farmaceutica SA *	275,663

27,500	Cia de Saneamento do Parana	116,132

8,500	Cia Paranaense de Energia Sponsored ADR (b)	64,685

18,400	Itau Unibanco Holding SA	86,724

38,900	JBS SA	291,389

567,900	Marfrig Global Foods SA	1,867,687

280,800	Petroleo Brasileiro SA Sponsored ADR	3,897,504

59,300	Ser Educacional SA	99,820

326,400	Telefonica Brasil SA	3,506,059

81,700	Telefonica Brasil SA ADR	877,458

1,268,900	TIM SA	3,844,707

17,000	TIM SA ADR	253,640

31,000	Transmissora Alianca de Energia Eletrica SA	263,391

9,552	Vale SA	173,271

291,900	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	925,594

428,040	Vibra Energia SA	1,750,870

	Total Brazil	19,054,340

	Canada — 2.3%

7,100	AGF Management Ltd – Class B	38,676

14,800	Bank of Montreal (a)	1,609,939

19,000	Baytex Energy Corp *	104,700

13,200	Birchcliff Energy Ltd	118,971

50,300	BlackBerry Ltd * (b)	304,315

63,448	Brookfield Asset Management Inc – Class A (b)	3,210,469

11,500	Canaccord Genuity Group Inc	95,011

27,700	Canadian Apartment Properties (REIT) (b)	1,084,042

13,300	Canadian Tire Corp Ltd – Class A (a) (b)	1,827,311

19,800	Canfor Corp *	419,058

47,900	Celestica Inc * (a) (c)	529,424

19,600	Celestica Inc * (c)	216,188

3,700	Cenovus Energy Inc (c)	85,768

15,500	Cenovus Energy Inc (c)	359,135

3,703	Cogeco Inc (a)	228,208

20,600	Corus Entertainment Inc – Class B	72,801

4,100	DREAM Unlimited Corp – Class A	143,501

3,000	Enerplus Corp	44,520

600	Fairfax Financial Holdings Ltd	332,990

16,700	Finning International Inc	443,890

5,900	iA Financial Corp Inc	306,370

2,600	Imperial Oil Ltd (c)	142,410

16,800	Imperial Oil Ltd (c)	931,560

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

25,500	Interfor Corp *	679,005

7,401	International Petroleum Corp *	78,735

28,900	Magna International Inc	1,875,410

63,600	Manulife Financial Corp (b) (c)	1,178,122

7,100	Manulife Financial Corp (b) (c)	131,563

2,400	Morguard North American Residential Real Estate Investment Trust (REIT)	33,756

44,986	Nutrien Ltd	4,372,189

16,100	Onex Corp	960,641

23,000	Parex Resources Inc	509,333

56,700	Power Corp of Canada	1,637,547

25,100	PrairieSky Royalty Ltd (a)	375,850

50,500	Quebecor Inc – Class B	1,145,867

2,300	Russel Metals Inc (a)	57,679

1,200	Spin Master Corp *	42,873

16,300	Tamarack Valley Energy Ltd (a)	68,043

92,000	Teck Resources Ltd – Class B (c)	3,814,270

37,000	Teck Resources Ltd – Class B (c)	1,536,980

11,300	Topaz Energy Corp	211,197

2,000	Uni-Select Inc * (a)	45,634

5,000	Wajax Corp	93,964

22,200	West Fraser Timber Co Ltd	2,048,259

8,400	Westshore Terminals Investment Corp (b)	240,408

	Total Canada	33,786,582

	Chile — 0.1%

448,993	Banco de Chile	46,734

1,243,441	Banco Santander Chile	62,192

3,400	Banco Santander Chile ADR	67,626

1,433	CAP SA	18,345

76,723	Cencosud SA	122,983

37,376	Cencosud Shopping SA	39,793

7,100	Cia Cervecerias Unidas SA Sponsored ADR	99,471

2,397,196	Colbun SA	178,976

1,368	Empresas COPEC SA	10,861

204,551	Falabella SA	598,955

28,643	Inversiones La Construccion SA	108,142

	Total Chile	1,354,078

	China — 7.5%

364,000	361 Degrees International Ltd *	181,932

22,500	A-Living Smart City Services Co Ltd	35,871

78,000	Agile Group Holdings Ltd	33,070

15,220,136	Agricultural Bank of China Ltd – Class H	5,795,813

38,000	Akeso Inc *	78,747

188,335	Alibaba Group Holding Ltd *	2,261,946

59,200	Angang Steel Co Ltd – Class A	30,736

9,100	Anhui Conch Cement Co Ltd – Class A	50,241

50,000	Anhui Conch Cement Co Ltd – Class H	253,253

22,720	ANTA Sports Products Ltd	257,635

19,096	Autohome Inc ADR	693,949

Shares	Description	Value ($)

	China — continued

11,584	Autohome Inc – Class A	102,818

2,695,500	BAIC Motor Corp Ltd – Class H	864,980

4,500	Baidu Inc Sponsored ADR * (b)	631,575

252,596	Bank of China Ltd – Class A	121,017

13,388,000	Bank of China Ltd – Class H	5,352,138

5,628,091	Bank of Communications Co Ltd – Class H	3,833,102

149,500	Beijing Enterprises Holdings Ltd	523,382

103,400	BYD Electronic International Co Ltd	229,482

740,000	China BlueChemical Ltd – Class H	260,319

94,500	China Bohai Bank Co Ltd – Class H	15,635

4,077,000	China Cinda Asset Management Co Ltd – Class H	690,962

2,310,354	China Communications Services Corp Ltd – Class H	1,081,911

109,656	China Construction Bank Corp – Class A	98,451

3,245,480	China Construction Bank Corp – Class H	2,405,925

164,000	China Datang Corp Renewable Power Co Ltd – Class H	57,022

1,845,040	China Dongxiang Group Co Ltd	100,991

95,000	China Education Group Holdings Ltd	65,598

4,886,000	China Energy Engineering Corp Ltd – Class H (a)	671,979

1,377,000	China Everbright Environment Group Ltd	827,803

905,280	China Feihe Ltd	913,681

1,058,000	China Greenfresh Group Co Ltd (e)	—

16,000	China High Speed Transmission Equipment Group Co Ltd *	9,153

1,925,000	China Hongqiao Group Ltd (a)	2,385,885

662,920	China Lesso Group Holdings Ltd	851,183

52,000	China Lilang Ltd	25,084

147,000	China Longyuan Power Group Corp Ltd – Class H	313,024

850,645	China Medical System Holdings Ltd	1,256,972

423,000	China Molybdenum Co Ltd – Class A	301,516

60,000	China Molybdenum Co Ltd – Class H	29,358

844,000	China National Building Material Co Ltd – Class H	1,064,599

112,640	China Oriental Group Co Ltd	29,529

714,000	China Overseas Grand Oceans Group Ltd	363,658

1,395,860	China Overseas Land & Investment Ltd	4,050,639

338	China Petroleum & Chemical Corp ADR (b)	17,728

1,028,199	China Petroleum & Chemical Corp – Class A	684,550

10,616,000	China Petroleum & Chemical Corp – Class H	5,084,668

5,714,042	China Railway Group Ltd – Class H	3,949,307

1,122,120	China Reinsurance Group Corp – Class H	98,687

32,240	China Resources Gas Group Ltd	134,889

141,440	China Resources Land Ltd	629,509

1,879,500	China Resources Pharmaceutical Group Ltd	1,038,015

112,100	China Shenhua Energy Co Ltd – Class A	570,850

171,000	China Shenhua Energy Co Ltd – Class H	571,076

96,000	China Shineway Pharmaceutical Group Ltd	72,203

1,156,000	China South City Holdings Ltd	97,088

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued

936,000	China State Construction International Holdings Ltd	1,100,073

17,899	China Suntien Green Energy Corp Ltd – Class A	32,735

38,000	China Suntien Green Energy Corp Ltd – Class H	22,141

2,374,000	China Traditional Chinese Medicine Holdings Co Ltd	1,253,225

2,900	China Yuchai International Ltd	30,450

1,776,400	China Zhongwang Holdings Ltd * (a) (d)	380,308

3,551,000	CITIC Ltd	3,982,470

3,342,000	CSPC Pharmaceutical Group Ltd	3,570,843

2,804,000	Dongfeng Motor Group Co Ltd – Class H	2,202,115

20,000	Dongyue Group Ltd	25,379

33,460	ENN Energy Holdings Ltd	511,939

711,500	Fosun International Ltd	721,422

1,034,000	GOME Retail Holdings Ltd *	51,404

74,240	Guangdong Investment Ltd	93,608

224,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	625,035

1,798,000	Guangzhou R&F Properties Co Ltd – Class H (a)	637,582

203,000	Hello Group Inc Sponsored ADR	1,234,240

94,080	Hisense Home Appliances Group Co Ltd – Class A	174,716

158,000	Hisense Home Appliances Group Co Ltd – Class H	164,315

61,210	Hopson Development Holdings Ltd (a)	99,713

33,000	Huabao International Holdings Ltd	17,747

1,331,080	Industrial & Commercial Bank of China Ltd – Class H	797,078

445,012	Inner Mongolia Eerduosi Resources Co Ltd – Class A	1,820,010

1,647	JD.com Inc – Class A	46,265

321,500	Kingboard Holdings Ltd	1,538,184

6,240	Kingboard Laminates Holdings Ltd	10,466

96,000	Kunlun Energy Co Ltd	82,280

158,380	KWG Group Holdings Ltd (a)	49,723

66,000	Lee & Man Paper Manufacturing Ltd	32,048

364,000	Legend Holdings Corp – Class H	431,396

3,816,000	Lenovo Group Ltd	3,759,936

120,381	Livzon Pharmaceutical Group Inc – Class H	384,968

35,320	Logan Group Co Ltd (a) (d)	9,812

1,037,520	Lonking Holdings Ltd	270,672

3,572,000	Metallurgical Corp of China Ltd – Class H	901,266

52,000	MMG Ltd *	22,036

23,500	NetDragon Websoft Holdings Ltd	47,221

6,600	NetEase Inc ADR (b)	684,618

883,000	Nexteer Automotive Group Ltd	570,150

38,500	PetroChina Co Ltd ADR	2,009,315

764,799	PetroChina Co Ltd – Class A	642,000

3,780,000	PetroChina Co Ltd – Class H	1,990,539

Shares	Description	Value ($)

	China — continued

4,055,600	PICC Property & Casualty Co Ltd – Class H	3,927,269

465,000	Ping An Insurance Group Co of China Ltd – Class H	2,977,315

745,000	Poly Property Group Co Ltd	178,368

835,332	Postal Savings Bank of China Co Ltd – Class A	658,992

845,000	Powerlong Real Estate Holdings Ltd (a)	226,989

58,000	Road King Infrastructure Ltd	44,681

785,000	Shanghai Pharmaceuticals Holding Co Ltd – Class H	1,278,119

1,294,500	Shimao Group Holdings Ltd (a) (d)	729,138

65,000	Sihuan Pharmaceutical Holdings Group Ltd (a)	9,341

616,000	Sino-Ocean Land Holdings Ltd	109,061

778,520	Sinopec Engineering Group Co Ltd – Class H	397,361

1,377,600	Sinopharm Group Co Ltd – Class H	3,407,401

741,860	Sinotruk Hong Kong Ltd	1,052,158

2,346,000	Skyworth Group Ltd	1,196,966

102,500	Sun Art Retail Group Ltd	30,774

1,768,000	Sunac China Holdings Ltd (a) (d)	1,031,889

228,000	Sunac Services Holdings Ltd * (a)	122,762

24,132	Sunny Optical Technology Group Co Ltd	380,845

783,000	TCL Electronics Holdings Ltd	382,603

55,971	Tencent Holdings Ltd	2,558,903

13,400	Tencent Holdings Ltd ADR (b)	610,236

9,600	Tencent Music Entertainment Group ADR *	40,128

554,000	Tianjin Port Development Holdings Ltd	44,360

458,960	Tianneng Power International Ltd (a)	438,648

19,500	Venus MedTech Hangzhou Inc – Class H *	33,610

167,400	Vipshop Holdings Ltd ADR *	1,556,820

195,000	Weimob Inc *	117,420

412,000	West China Cement Ltd	62,484

35,940	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	70,598

104,500	Zhongsheng Group Holdings Ltd	741,103

241,200	Zijin Mining Group Co Ltd – Class A	361,936

	Total China	109,960,855

	Czech Republic — 0.0%

62	Komercni Banka AS	1,930

62,965	Moneta Money Bank AS	209,596

212	Philip Morris CR AS	157,070

	Total Czech Republic	368,596

	Denmark — 0.5%

149	AP Moller – Maersk A/S – Class A (b)	430,068

740	AP Moller – Maersk A/S – Class B (b)	2,168,483

1,303	Carlsberg A/S – Class B	165,854

134,819	Danske Bank A/S	2,205,799

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

7,316	Matas A/S	101,231

18,072	Pandora A/S	1,459,961

18,368	Scandinavian Tobacco Group A/S	394,576

	Total Denmark	6,925,972

	Egypt — 0.0%

62,093	Commercial International Bank Egypt SAE	137,743

249,818	Eastern Co SAE	142,174

129,207	Fawry for Banking & Payment Technology Services SAE *	28,426

24,934	Misr Fertilizers Production Co SAE	136,997

	Total Egypt	445,340

	Finland — 0.4%

2,416	Aktia Bank Oyj	25,862

13,292	Kesko Oyj – B Shares	332,791

48,402	Neste Oyj	2,223,246

412,698	Nokia Oyj	2,074,187

113,529	Outokumpu Oyj	655,460

60,629	Stora Enso Oyj – R Shares	1,176,074

	Total Finland	6,487,620

	France — 1.9%

20,056	ALD SA (b)	278,567

249	Alten SA (b)	33,239

11,595	APERAM SA	480,167

67,324	ArcelorMittal SA	2,155,520

1,273	Arkema SA	154,121

700	Axway Software SA	12,782

66,098	BNP Paribas SA (a)	3,783,157

721	Boiron SA	34,060

680	Bonduelle SCA	12,253

37,746	Cie de Saint-Gobain (b)	2,237,349

6,339	CNP Assurances	142,256

35,219	Coface SA	415,511

51,072	Derichebourg SA	411,935

1,504	Eramet SA *	227,914

118	Euroapi SA *	1,715

389	HEXAOM	11,908

15,042	Ipsen SA	1,506,088

12,647	IPSOS	614,415

1,514	Kaufman & Broad SA	46,711

3,448	Kering SA (b)	1,896,509

4,574	LVMH Moet Hennessy Louis Vuitton SE (b)	2,953,093

1,761	Mersen SA	62,045

22,849	Metropole Television SA	399,420

42,784	Publicis Groupe SA (b)	2,343,557

12,431	Quadient SA	259,160

1,204	Rothschild & Co	47,541

33,003	Safran SA	3,419,476

2,730	Sanofi (b)	292,132

4,820	Societe BIC SA	275,439

Shares	Description	Value ($)

	France — continued

101,229	Societe Generale SA	2,727,871

12,700	STMicroelectronics NV – NY Shares	509,016

577	Synergie SE	21,501

59,222	Television Francaise 1	491,197

2,155	TotalEnergies SE (b)	127,540

369	Vilmorin & Cie SA	17,106

	Total France	28,402,271

	Germany — 1.2%

10,395	ADVA Optical Networking SE *	158,869

137	Amadeus Fire AG	20,021

5,423	Aurubis AG	512,262

24,229	Bayer AG (Registered)	1,733,537

23,724	Bayerische Motoren Werke AG	2,061,112

19,974	Beiersdorf AG	2,073,127

478	Cewe Stiftung & Co KGaA	46,158

19,254	Deutsche Pfandbriefbank AG	214,637

846	Draegerwerk AG & Co KGaA (b)	37,999

1,126	Elmos Semiconductor SE	56,945

26,244	Fresenius SE & Co KGaA (b)	900,129

4,219	Hamburger Hafen und Logistik AG (b)	74,068

29,214	HeidelbergCement AG	1,706,191

3,256	Hornbach Holding AG & Co KGaA	411,095

71,169	Kloeckner & Co SE *	886,308

45,333	Mercedes-Benz Group AG (b)	3,230,402

8,669	Merck KGaA (b)	1,634,529

2,286	RTL Group SA	105,969

11,082	Salzgitter AG *	454,116

7,944	SAP SE (b)	796,362

3,031	Takkt AG	50,104

1,019	Traton SE	18,812

3,122	Volkswagen AG	707,661

	Total Germany	17,890,413

	Greece — 0.0%

12,055	FF Group * (e)	—

10,858	Hellenic Telecommunications Organization SA	205,918

13,323	JUMBO SA	221,442

	Total Greece	427,360

	Hong Kong — 0.9%

86,900	ASM Pacific Technology Ltd	791,199

80,600	Bank of East Asia Ltd (The)	116,714

58,400	Champion (REIT)	27,078

53,000	Chow Sang Sang Holdings International Ltd	57,299

404,000	CITIC Telecom International Holdings Ltd	136,931

47,500	CK Asset Holdings Ltd (b)	309,710

352,000	CK Hutchison Holdings Ltd (b)	2,493,435

550,000	CSI Properties Ltd	12,619

100,500	Dah Sing Banking Group Ltd	87,259

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

30,000	Dah Sing Financial Holdings Ltd	88,813

530,000	First Pacific Co Ltd	232,137

236,495	Galaxy Entertainment Group Ltd	1,259,798

104,000	Giordano International Ltd	20,264

8,000	HK Electric Investments & HK Electric Investments Ltd (b)	7,655

299,000	HKT Trust & HKT Ltd – Class SS	411,671

194,000	IGG Inc	78,335

86,500	Johnson Electric Holdings Ltd	112,646

113,000	K Wah International Holdings Ltd	42,764

54,500	Kerry Logistics Network Ltd	124,437

93,500	Kerry Properties Ltd	242,343

48,800	Luk Fook Holdings International Ltd	113,216

9,500	Orient Overseas International Ltd (b)	291,364

267,000	Pacific Textiles Holdings Ltd	122,635

29,760	PAX Global Technology Ltd	23,503

286,000	PCCW Ltd	155,946

133,500	Power Assets Holdings Ltd (b)	871,648

268,000	Shun Tak Holdings Ltd *	55,588

55,500	SmarTone Telecommunications Holdings Ltd	29,398

93,000	Sun Hung Kai & Co Ltd	43,117

43,000	Sun Hung Kai Properties Ltd (b)	525,721

53,500	Swire Pacific Ltd – Class A (b)	324,599

56,500	Texhong Textile Group Ltd	60,959

180,000	Texwinca Holdings Ltd	31,407

232,000	VSTECS Holdings Ltd	191,329

73,800	VTech Holdings Ltd	551,470

2,542,500	WH Group Ltd	1,944,166

219,880	Xinyi Glass Holdings Ltd	555,779

110,000	Yue Yuen Industrial Holdings Ltd *	159,894

	Total Hong Kong	12,704,846

	Hungary — 0.1%

26,596	MOL Hungarian Oil & Gas Plc	190,821

47,386	OTP Bank Nyrt Plc	1,128,842

	Total Hungary	1,319,663

	India — 2.6%

43,950	Adani Power Ltd *	181,626

5	Amara Raja Batteries Ltd	32

242,669	Arvind Ltd *	309,660

19,526	Asian Paints Ltd	714,244

5	Astral Ltd	111

60,206	Axis Bank Ltd *	527,481

4,001	Bajaj Consumer Care Ltd	7,001

11,640	Bharat Electronics Ltd	35,048

25,597	Bharat Petroleum Corp Ltd	107,787

141,815	Brightcom Group Ltd	116,783

2,326	Clean Science & Technology Ltd *	51,528

339,351	Coal India Ltd	845,702

3	Colgate-Palmolive India Ltd	63

Shares	Description	Value ($)

	India — continued

1,704	Coromandel International Ltd	20,720

1,300	Cummins India Ltd	16,980

2	Cyient Ltd	20

42,558	Dhampur Bio Organics Ltd * (d)	18,556

39,333	Dhampur Sugar Mills Ltd	125,373

2,681	Emami Ltd	14,284

736,310	GAIL India Ltd	1,393,510

25,282	Glenmark Pharmaceuticals Ltd	127,463

12,454	Grasim Industries Ltd	227,455

13,630	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	116,028

152,512	Gujarat State Fertilizers & Chemicals Ltd	328,426

6,909	Gujarat State Petronet Ltd	22,537

70,854	HCL Technologies Ltd	945,335

8,455	HDFC Asset Management Co Ltd	205,559

22,248	HDFC Bank Ltd	393,517

4,800	HDFC Bank Ltd ADR	276,336

244,785	Hindalco Industries Ltd	1,345,127

10,385	Hindustan Aeronautics Ltd	243,770

149,455	Hindustan Petroleum Corp Ltd	436,597

17,007	Hindustan Zinc Ltd	65,672

18,492	Housing Development Finance Corp Ltd	541,572

96,682	ICICI Bank Ltd	925,702

37,612	Indiabulls Housing Finance Ltd	56,500

307,318	Indian Oil Corp Ltd	459,183

25,423	Indus Towers Ltd	65,699

13,107	Infosys Ltd	254,002

65,100	Infosys Ltd Sponsored ADR (b)	1,227,786

1,624,177	ITC Ltd	5,652,208

301,021	Karnataka Bank Ltd (The)	258,929

8	KEI Industries Ltd	126

1	KNR Constructions Ltd	3

8,158	Mahanagar Gas Ltd	79,272

77	Manappuram Finance Ltd	94

4,853	Marico Ltd	33,237

17,328	Mindtree Ltd	678,128

341,667	National Aluminium Co Ltd	422,225

24,979	NBCC India Ltd	10,646

35,842	NCC Ltd	29,453

50,102	NHPC Ltd	21,784

642,082	NMDC Ltd	1,043,627

580,554	NTPC Ltd	1,176,468

23	Oberoi Realty Ltd *	236

2,898,563	Oil & Natural Gas Corp Ltd	5,663,974

482	Oracle Financial Services Software Ltd	20,397

42,616	Petronet LNG Ltd	124,773

1	PI Industries Ltd	36

3	Polycab India Ltd	94

924,865	Power Finance Corp Ltd	1,321,845

185,341	Power Grid Corp of India Ltd	552,839

6,569	Prestige Estates Projects Ltd	36,116

56,068	Rajesh Exports Ltd	388,917

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	India — continued

910,618	REC Ltd	1,397,141

152,384	Redington India Ltd	254,093

1,934	Reliance Industries Ltd	64,930

2,047	Sobha Ltd	14,472

233,277	Sun Pharmaceutical Industries Ltd	2,593,614

12,668	Sun TV Network Ltd	72,118

21,814	Tata Consultancy Services Ltd	940,840

109,391	Tata Steel Ltd	1,485,920

24,037	Titan Co Ltd	707,561

331,438	TV18 Broadcast Ltd *	170,425

35,130	Vardhman Textiles Ltd	129,755

7,963	Welspun Corp Ltd	23,518

	Total India	38,120,589

	Indonesia — 0.5%

1,230,400	Adaro Energy Indonesia Tbk PT	276,147

5,578,900	Bank Central Asia Tbk PT	2,951,802

1,313,300	Bank Mandiri Persero Tbk PT	766,213

138,047	Bank Negara Indonesia Persero Tbk PT	86,730

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	138,446

5,730,900	Bank Rakyat Indonesia Persero Tbk PT	1,815,412

939,200	Bukit Asam Tbk PT	291,722

77,500	Indo Tambangraya Megah Tbk PT	186,576

76,400	Indocement Tunggal Prakarsa Tbk PT	50,917

776,100	Kalbe Farma Tbk PT	89,118

2,116,700	Media Nusantara Citra Tbk PT	140,531

963,900	Panin Financial Tbk PT *	18,507

1,233,124	Telkom Indonesia Persero Tbk PT	364,057

12,748	United Tractors Tbk PT	27,431

	Total Indonesia	7,203,609

	Ireland — 0.5%

20,655	AIB Group Plc	55,305

294,057	Bank of Ireland Group Plc	1,986,670

3,140	CRH Plc Sponsored ADR (b)	130,279

12,899	Glanbia Plc	149,614

87,947	Hibernia REIT Plc	150,985

3,227	Kingspan Group Plc	265,665

15,644	Origin Enterprises Plc	74,861

9,611	Permanent TSB Group Holdings Plc *	15,083

114,409	Ryanair Holdings Plc *	1,752,510

13,723	Ryanair Holdings Plc Sponsored ADR * (b)	1,196,645

5,110	Smurfit Kappa Group Plc (c)	207,305

32,426	Smurfit Kappa Group Plc (c)	1,310,820

	Total Ireland	7,295,742

	Israel — 0.3%

104,947	Bank Leumi Le-Israel BM	1,044,916

1,529	First International Bank of Israel Ltd (The)	58,953

86	Fox Wizel Ltd	10,913

12,916	Isracard Ltd	54,847

Shares	Description	Value ($)

	Israel — continued

8	Israel Corp Ltd (The) *	4,331

376,073	Oil Refineries Ltd	158,758

243,700	Teva Pharmaceutical Industries Ltd Sponsored ADR *	2,217,670

	Total Israel	3,550,388

	Italy — 0.9%

10,377	ACEA SPA (b)	188,635

17,859	Anima Holding SPA	86,099

24,762	Banca IFIS SPA	451,857

59,157	Banco BPM SPA	206,640

55,960	Cofide SPA *	26,467

22,116	Credito Emiliano SPA	143,398

73,161	Enel SPA (b)	475,336

7,761	Eni SPA	117,545

2,100	Eni SpA Sponsored ADR	63,630

7,503	Esprinet SPA (a)	65,607

65,881	EXOR NV (a)	4,866,061

160,865	Italgas SPA (b)	1,038,803

81,981	Leonardo SPA *	882,716

1,797	Salcef SPA	37,483

83,704	Stellantis NV	1,255,826

4,089,679	Telecom Italia SPA (a)	1,307,909

792,821	Telecom Italia SPA – RSP	242,467

4,760	Unieuro SPA (a)	91,209

227,970	Unipol Gruppo SPA	1,219,955

	Total Italy	12,767,643

	Japan — 13.3%

12,500	ADEKA Corp	244,181

195,600	Aeon Mall Co Ltd	2,361,483

66,600	AGC Inc (a)	2,505,202

6,100	Aichi Corp	41,714

20,200	Aisin Corp	661,340

75,300	Amano Corp	1,458,473

6,600	AOKI Holdings Inc	34,333

51,100	Arcs Co Ltd	765,728

295,600	Asahi Kasei Corp	2,388,316

24,700	Astellas Pharma Inc (b)	394,482

3,600	Bando Chemical Industries Ltd	25,095

68,400	Brother Industries Ltd	1,258,888

1,900	Calbee Inc	35,164

900	Canon Electronics Inc	10,790

69,100	Canon Inc (a)	1,754,851

500	Canon Inc Sponsored ADR	12,695

6,800	Canon Marketing Japan Inc	159,071

1,600	Cawachi Ltd	25,288

3,000	Central Glass Co Ltd	65,345

1,600	Chiyoda Integre Co Ltd	24,192

121,700	Chugoku Marine Paints Ltd (a)	803,762

76,400	Citizen Watch Co Ltd	325,446

3,900	CONEXIO Corp	41,923

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

36,500	Dai Nippon Printing Co Ltd	835,122

5,400	Dai Nippon Toryo Co Ltd	31,679

1,500	Dai-Dan Co Ltd	23,839

1,400	Daiichi Jitsugyo Co Ltd	35,479

43,200	Daiwa House Industry Co Ltd (b)	1,040,435

270,200	Daiwabo Holdings Co Ltd	3,607,648

99,800	Denka Co Ltd	2,476,178

2,800	Dentsu Group Inc (a)	93,217

1,400	Dowa Holdings Co Ltd	51,220

3,900	DTS Corp (b)	92,549

2,500	Ehime Bank Ltd (The)	15,697

1,300	Eizo Corp	34,917

181,800	EXEO Group Inc	2,911,053

78,100	Ezaki Glico Co Ltd (a)	2,257,393

129,200	Fuji Corp	2,212,829

9,800	Fuji Electric Co Ltd	459,586

3,200	FUJIFILM Holdings Corp	176,254

500	Fujitsu Ltd (b)	75,076

2,600	Furuno Electric Co Ltd	20,284

4,000	G-7 Holdings Inc (a)	43,970

9,300	Hanwa Co Ltd	214,967

225,200	Haseko Corp	2,686,433

24,500	Hazama Ando Corp	149,845

1,800	Heiwado Co Ltd	26,266

52,100	Hogy Medical Co Ltd (b)	1,232,794

166,800	Honda Motor Co Ltd	4,153,348

16,300	Hosiden Corp	154,225

2,300	Hyakujushi Bank Ltd (The)	30,953

21,200	Idemitsu Kosan Co Ltd	571,812

35,200	Iida Group Holdings Co Ltd	555,287

6,900	Inabata & Co Ltd	118,584

369,500	Inpex Corp	4,741,063

39,100	Isuzu Motors Ltd	458,860

147,400	ITOCHU Corp (b)	4,228,246

3,700	Itochu Enex Co Ltd	29,931

600	Itochu-Shokuhin Co Ltd	21,741

24,000	Itoham Yonekyu Holdings Inc	119,827

11,600	Itoki Corp (a)	35,696

6,800	Jaccs Co Ltd	176,876

127,600	Japan Tobacco Inc (b)	2,322,567

139,000	JFE Holdings Inc	1,709,998

93,100	JVCKenwood Corp	137,531

305,500	K’s Holdings Corp	3,054,391

5,100	Kaga Electronics Co Ltd	122,735

99,800	Kajima Corp	1,072,489

3,500	Kamei Corp	28,787

15,100	Kandenko Co Ltd	93,946

4,300	Kaneka Corp	110,356

128,300	Kanematsu Corp	1,300,416

2,800	Kanto Denka Kogyo Co Ltd	20,172

161,300	KDDI Corp	5,627,126

14,900	Kinden Corp	171,473

Shares	Description	Value ($)

	Japan — continued

9,400	Kintetsu World Express Inc (b)	304,800

181,000	Kirin Holdings Co Ltd	2,799,794

1,597	Kohnan Shoji Co Ltd	45,330

13,401	Komeri Co Ltd	286,300

81,800	Konoike Transport Co Ltd (b)	739,832

1,300	Kureha Corp	103,059

3,000	Kyokuto Kaihatsu Kogyo Co Ltd	32,003

103,500	Kyudenko Corp	2,143,936

6,800	Lintec Corp	126,627

7,400	Macnica Fuji Electronics Holdings Inc	162,953

94,900	Macromill Inc (a)	735,648

116,200	Mandom Corp	1,279,443

126,800	Marubeni Corp	1,329,284

109,800	Maruichi Steel Tube Ltd	2,533,764

2,100	Maruzen Showa Unyu Co Ltd	49,935

103,700	Maxell Ltd	1,012,410

11,800	MCJ Co Ltd	79,512

41,300	Mebuki Financial Group Inc	78,603

15,400	MEIJI Holdings Co Ltd	758,780

1,300	Melco Holdings Inc	37,047

80,500	Mitsubishi Corp (b)	2,778,211

2,200	Mitsubishi Research Institute Inc (b)	70,457

1,400	Mitsubishi Shokuhin Co Ltd	33,783

405,600	Mitsubishi UFJ Financial Group Inc	2,307,459

3,100	Mitsuboshi Belting Ltd	67,233

25,600	Mitsui & Co Ltd (b)	643,035

6,200	Mitsui DM Sugar Holdings Co Ltd	89,427

60,300	Mitsui OSK Lines Ltd (b)	1,602,379

90,800	Morinaga & Co Ltd	2,764,937

76,600	MS&AD Insurance Group Holdings Inc	2,437,132

74,900	NEC Corp (b)	3,008,575

27,200	NGK Spark Plug Co Ltd	515,331

99,200	NH Foods Ltd	3,023,621

7,500	Nichias Corp	131,281

5,200	Nichiha Corp	96,984

6,100	Nichireki Co Ltd	61,820

63,100	Nikon Corp	782,964

3,000	Nippn Corp	36,464

2,000	Nippon Densetsu Kogyo Co Ltd	24,637

2,200	Nippon Soda Co Ltd	68,344

108,000	Nippon Steel Corp	1,882,076

3,000	Nippon Steel Trading Corp	124,958

31,200	Nippon Suisan Kaisha Ltd	126,265

171,900	Nippon Telegraph & Telephone Corp (b)	5,251,958

38,200	Nippon Television Holdings Inc	361,076

1,500	Nissin Corp	19,704

8,400	Nissin Electric Co Ltd	95,727

5,800	Nojima Corp	132,241

700	Nomura Real Estate Holdings Inc (b)	17,506

1,600	Noritake Co Ltd	52,444

264,000	Obayashi Corp	1,869,164

9,500	Okamura Corp	81,146

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

15,500	Organo Corp	1,176,288

56,100	ORIX Corp	1,066,541

2,500	Osaka Soda Co Ltd	58,202

112,200	Pacific Industrial Co Ltd	927,103

405,300	Penta-Ocean Construction Co Ltd	1,993,351

4,300	Prima Meat Packers Ltd	70,411

5,700	Proto Corp	43,933

8,300	Raito Kogyo Co Ltd	108,167

27,500	Resona Holdings Inc	103,386

2,200	Restar Holdings Corp	34,934

900	Rion Co Ltd	18,031

27,900	Rohm Co Ltd	2,280,423

2,800	Roland DG Corp	67,116

1,300	Ryobi Ltd	11,029

18,400	San-A Co Ltd	561,292

10,800	Sanki Engineering Co Ltd	121,432

81,600	Sankyu Inc (b)	2,442,328

52,500	Sawai Group Holdings Co Ltd	1,548,747

42,200	Secom Co Ltd (b)	2,779,027

7,400	Sega Sammy Holdings Inc	137,191

38,600	Seiko Epson Corp	646,192

3,500	Seiko Holdings Corp	70,525

5,300	Sekisui Chemical Co Ltd	75,811

142,200	Sekisui House Ltd	2,526,575

2,900	Sekisui Jushi Corp	37,738

10,200	Shimamura Co Ltd	861,813

203,700	Shimizu Corp	1,082,408

7,700	Shizuoka Gas Co Ltd (a)	49,066

800	Sinanen Holdings Co Ltd	21,666

3,600	Sinko Industries Ltd	44,006

111,760	Sojitz Corp	1,772,285

200,300	Stanley Electric Co Ltd	3,631,350

52,800	Subaru Corp	916,546

170,400	SUMCO Corp (a)	2,745,765

971,100	Sumitomo Chemical Co Ltd	4,014,103

104,300	Sumitomo Corp	1,492,334

144,400	Sumitomo Pharma Co Ltd (a)	1,235,692

30,200	Sumitomo Forestry Co Ltd (a)	463,332

3,900	Sumitomo Heavy Industries Ltd (a)	91,937

113,900	Sumitomo Mitsui Financial Group Inc	3,493,256

104,000	Sumitomo Mitsui Trust Holdings Inc	3,145,574

1,500	Sumitomo Seika Chemicals Co Ltd	33,775

4,300	Sumitomo Warehouse Co Ltd (The) (b)	71,542

7,500	Suzuki Motor Corp	222,109

260,100	T&D Holdings Inc	3,004,746

4,000	T-Gaia Corp	50,724

80,200	Tachi-S Co Ltd	715,138

57,100	Taisei Corp	1,702,561

130,800	Takara Holdings Inc	971,036

32,900	Takara Leben Co Ltd	84,490

167,100	Takuma Co Ltd	1,842,150

3,000	Tamron Co Ltd	56,926

Shares	Description	Value ($)

	Japan — continued

247,600	Teijin Ltd	2,546,443

117,800	THK Co Ltd (a)	2,405,791

71,400	Toho Holdings Co Ltd (b)	1,081,756

235,100	Tokai Carbon Co Ltd (a)	1,982,008

85,600	Tokyo Gas Co Ltd (b)	1,672,339

72,700	Tokyo Seimitsu Co Ltd	2,796,899

8,200	Tokyu Construction Co Ltd	37,159

161,000	Toppan Inc	3,025,842

110,300	Tosei Corp	961,643

179,984	Tosoh Corp	2,615,363

8,300	Towa Pharmaceutical Co Ltd	154,512

28,500	Toyo Construction Co Ltd	184,130

24,600	Toyota Boshoku Corp	397,474

48,900	Toyota Industries Corp	3,143,140

14,600	Toyota Tsusho Corp	557,308

2,200	TPR Co Ltd	21,458

200	Tsubakimoto Chain Co	4,909

70,000	Tsumura & Co	1,595,361

7,100	TV Asahi Holdings Corp	79,961

13,300	Ulvac Inc (a)	560,310

5,300	Wacoal Holdings Corp	81,926

12,000	YAMABIKO Corp (a)	110,145

47,400	Yamaha Motor Co Ltd	959,217

5,300	Yamazen Corp	38,771

2,600	Yellow Hat Ltd	32,569

42,100	Yokogawa Bridge Holdings Corp	629,454

3,100	Yokohama Rubber Co Ltd (The)	39,776

5,500	Yuasa Trading Co Ltd	136,523

71,700	Zenkoku Hosho Co Ltd (a)	2,379,741

	Total Japan	195,522,358

	Kuwait — 0.0%

13,850	Humansoft Holding Co KSC	140,293

136,436	Kuwait Finance House KSCP	400,098

	Total Kuwait	540,391

	Luxembourg — 0.1%

38,500	Ternium SA Sponsored ADR	1,692,845

	Malaysia — 0.1%

171,300	DRB-Hicom Bhd	47,615

3,600	Fraser & Neave Holdings Bhd	15,944

116,300	Kossan Rubber Industries Bhd	43,796

356,200	Petronas Chemicals Group Bhd	834,055

77,800	Syarikat Takaful Malaysia Keluarga Bhd	61,788

152,700	Westports Holdings Bhd	120,284

	Total Malaysia	1,123,482

	Mexico — 1.3%

36,136	America Movil SAB de CV – Class L Sponsored ADR	771,142

544,500	America Movil SAB de CV – Series L	586,817

40,712	Arca Continental SAB de CV	274,778

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

88,200	Banco del Bajio SA	219,195

52,000	Becle SAB de CV	117,129

2,676	Coca-Cola Femsa SAB de CV Sponsored ADR	159,623

495,200	Credito Real SAB de CV SOFOM ER *	9,083

66,092	El Puerto de Liverpool SAB de CV – Class C1	349,829

452,824	Fomento Economico Mexicano SAB de CV	3,388,041

8,904	Fomento Economico Mexicano SAB de CV Sponsored ADR	666,375

70,308	Gentera SAB de CV	53,658

1,440	Gruma SAB de CV – Class B	17,261

6,439	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	46,400

3,840	Grupo Aeroportuario del Sureste SAB de CV – Class B	83,982

121,600	Grupo Bimbo SAB de CV – Series A	398,774

815,200	Grupo Financiero Banorte SAB de CV – Class O	5,270,084

25,856	Grupo Financiero Inbursa SAB de CV – Class O *	53,353

968,185	Grupo Mexico SAB de CV – Series B	4,780,292

39,500	Industrias Bachoco SAB de CV – Series B	153,882

53,856	Kimberly-Clark de Mexico SAB de CV – Class A	83,327

36,900	Megacable Holdings SAB de CV CPO	104,679

37,400	Qualitas Controladora SAB de CV	186,995

23,400	Regional SAB de CV	138,720

8,151	Unifin Financiera SAB de CV SOFOM ENR *	6,995

468,100	Wal-Mart de Mexico SAB de CV	1,731,070

	Total Mexico	19,651,484

	Netherlands — 1.4%

97,222	ABN AMRO Bank NV CVA GDR (a)	1,135,196

406,598	Aegon NV (a)	2,164,746

34,100	AerCap Holdings NV *	1,685,904

5,377	ASR Nederland NV	244,829

9,049	ForFarmers NV	28,904

119	Hunter Douglas NV *	22,278

120,430	ING Groep NV	1,361,781

58,898	JDE Peet’s NV (a)	1,723,557

111,428	Koninklijke Ahold Delhaize NV (b)	3,072,662

13,882	Koninklijke BAM Groep NV *	39,778

38,492	Koninklijke KPN NV	140,110

28,053	Koninklijke Philips NV (b)	723,112

47,915	NN Group NV	2,374,743

2,740	PostNL NV (b)	9,323

33,536	Prosus NV (a)	1,733,791

55,815	Randstad NV (a) (b)	3,140,376

14,911	Signify NV	594,552

21,691	Stellantis NV	325,481

Shares	Description	Value ($)

	Netherlands — continued

2,168	Wolters Kluwer NV (b)	213,920

	Total Netherlands	20,735,043

	New Zealand — 0.1%

78,269	Auckland International Airport Ltd * (b)	380,561

293,915	Meridian Energy Ltd (b)	898,683

62,536	Spark New Zealand Ltd	197,796

	Total New Zealand	1,477,040

	Norway — 0.5%

8,762	Austevoll Seafood ASA	117,860

13,640	BW LPG Ltd	112,324

56,440	Equinor ASA	2,141,714

57,898	Europris ASA	298,079

6,707	Kongsberg Gruppen ASA	239,907

347,028	Norsk Hydro ASA	2,784,639

34,763	Orkla ASA	273,591

9,764	Selvaag Bolig ASA	45,632

17,433	SpareBank 1 Nord Norge	173,227

19,287	SpareBank 1 SMN	261,846

26,439	SpareBank 1 SR-Bank ASA	337,487

1,158	Stolt-Nielsen Ltd (b)	21,455

34,489	Wallenius Wilhelmsen ASA (b)	247,936

	Total Norway	7,055,697

	Panama — 0.0%

297,879	BAC Holding International Corp *	26,533

	Peru — 0.1%

15,000	Southern Copper Corp	926,700

	Philippines — 0.0%

10,800	GT Capital Holdings Inc	103,416

4,691	Manila Electric Co	33,409

758,080	Megaworld Corp	39,898

33,900	Puregold Price Club Inc	21,335

	Total Philippines	198,058

	Poland — 0.3%

14,555	Asseco Poland SA	262,731

131,434	Bank Polska Kasa Opieki SA	2,868,568

3,461	Budimex SA	179,077

54,085	Cyfrowy Polsat SA	284,321

21	LPP SA	50,472

31,084	Polski Koncern Naftowy ORLEN SA	536,513

188,573	Polskie Gornictwo Naftowe i Gazownictwo SA	264,335

6,916	Powszechna Kasa Oszczednosci Bank Polski SA *	51,658

20,644	Powszechny Zaklad Ubezpieczen SA	156,503

	Total Poland	4,654,178

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Portugal — 0.4%

910,031	Banco Comercial Portugues SA – Class R *	187,055

228,425	EDP – Energias de Portugal SA	1,144,538

213,854	Galp Energia SGPS SA	2,792,110

22,059	Jeronimo Martins SGPS SA	450,952

55,164	Navigator Co SA (The)	246,280

65,679	NOS SGPS SA	278,940

56,010	REN – Redes Energeticas Nacionais SGPS SA	173,473

626,748	Sonae SGPS SA	742,998

	Total Portugal	6,016,346

	Qatar — 0.1%

7,568	Qatar Gas Transport Co Ltd	7,776

293,943	Qatar National Bank QPSC	1,737,687

14,520	Qatar National Cement Co QSC	19,932

	Total Qatar	1,765,395

	Russia — 0.2%

3,038,020	Alrosa PJSC (e)	250,110

10,190	Detsky Mir PJSC (e)	756

148,200,000	Federal Grid Co Unified Energy System PJSC (e)	15,722

68,395	Fix Price Group Ltd GDR (e)	16,349

164,130	Gazprom Neft PJSC (e)	76,798

3,296	Gazprom Neft PJSC Sponsored ADR (e)	7,681

497,450	Gazprom PJSC (e)	163,009

776,704	Gazprom PJSC Sponsored ADR (e)	507,015

7,736	Globaltrans Investment Plc Sponsored GDR (Registered) (e)	2,777

6,310,100	Inter RAO UES PJSC (e)	22,244

1	LSR Group PJSC GDR (Registered) (e)	—

19,776	LSR Group PJSC – Class A (e)	11,044

13	LUKOIL PJSC (e)	59

74,931	LUKOIL PJSC Sponsored ADR (e)	338,147

7,805	Magnit PJSC Sponsored GDR (Registered) (e)	8,048

1,468,850	Magnitogorsk Iron & Steel Works PJSC (e)	58,513

30,345	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered) (e)	15,652

12,700	Mechel PJSC Sponsored ADR * (e)	3,664

45,541	MMC Norilsk Nickel PJSC ADR (e)	102,164

16,770	Mobile TeleSystems PJSC (e)	4,770

20,400	Mobile TeleSystems PJSC ADR (e)	11,558

361,420	Moscow Exchange MICEX-RTS PJSC * (e)	35,480

3,294,000	Mosenergo PJSC (e)	6,958

7,572	Novatek PJSC Sponsored GDR (Registered) (e)	76,561

117,310	Novolipetsk Steel PJSC (e)	18,884

109,470	Novolipetsk Steel PJSC GDR (e)	175,517

67	PhosAgro PJSC GDR * (e) (f)	177

10,398	PhosAgro PJSC GDR (Registered) (e)	27,439

130,264	Polymetal International Plc	388,147

Shares	Description	Value ($)

	Russia — continued

622	Polyus PJSC (e)	8,065

19,187	Polyus PJSC GDR (Registered) (e)	123,905

1,352	QIWI Plc Sponsored ADR (c) (e)	608

46,000	QIWI Plc Sponsored ADR (c) (e)	23,979

5,248	Ros Agro Plc GDR (Registered) (e)	5,386

1,879,040	ROSSETI PJSC (e)	1,347

23,515,000	RusHydro PJSC (e)	21,038

9,562	RusHydro PJSC ADR (e)	852

1,286,440	Sberbank of Russia PJSC * (e) (f)	169,769

597,803	Sberbank of Russia PJSC Sponsored ADR (e) (f)	314,311

91,185	Severstal PAO GDR (Registered) (e)	98,763

425	Severstal PJSC (e)	462

11,580	SFI PJSC * (e)	6,686

2,709,800	Surgutneftegas PJSC (e)	67,305

323,082	Surgutneftegas PJSC Sponsored ADR (e)	79,927

55,398	Tatneft PJSC Sponsored ADR (e)	144,773

1,300,440	Unipro PJSC (e)	1,784

50,950	United Co Rusal International PJSC * (e)	3,362

8,456	X5 Retail Group NV GDR (Registered) (e)	9,383

	Total Russia	3,426,948

	Saudi Arabia — 0.2%

2,155	Abdullah Al Othaim Markets Co	63,589

3,003	Al Rajhi Bank	78,999

5,099	Co for Cooperative Insurance (The)	81,114

2,676	Jarir Marketing Co	115,611

74,010	Saudi Arabian Oil Co	826,492

42,841	Saudi Basic Industries Corp	1,308,833

37,236	Saudi Telecom Co	1,020,366

	Total Saudi Arabia	3,495,004

	Singapore — 0.7%

77,000	AIMS APAC (REIT)	77,456

20,400	Ascendas India Trust	16,945

46,000	Ascendas Real Estate Investment Trust (REIT)	93,544

76,994	Capitaland Investment Ltd	221,457

1,272	CDL Hospitality Trusts (REIT)	1,156

55,200	City Developments Ltd	332,140

185,400	ComfortDelGro Corp Ltd	194,048

96,135	DBS Group Holdings Ltd	2,167,376

187,200	First Real Estate Investment Trust (a)	38,842

1,318,100	Golden Agri-Resources Ltd	273,454

326,340	Japfa Ltd (a)	144,786

39,116	Jardine Cycle & Carriage Ltd	836,229

189,800	Keppel Corp Ltd	950,165

100,620	Lendlease Global Commercial (REIT)	60,164

89,000	Sasseur Real Estate Investment Trust	53,545

27,500	Sheng Siong Group Ltd	30,685

237,800	Silverlake Axis Ltd	53,799

700	Singapore Exchange Ltd	4,853

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

142,200	StarHub Ltd	128,567

19,000	UOL Group Ltd	102,990

239,600	Wilmar International Ltd	728,962

2,284,999	Yangzijiang Financial Holding Ltd *	833,911

3,381,299	Yangzijiang Shipbuilding Holdings Ltd	2,277,604

220,000	Yanlord Land Group Ltd	179,183

	Total Singapore	9,801,861

	South Africa — 0.9%

351,473	Absa Group Ltd	4,128,979

1,426	Anglo American Platinum Ltd	156,063

24,016	Aspen Pharmacare Holdings Ltd	247,723

19,085	Astral Foods Ltd	233,416

59,991	Barloworld Ltd	378,179

91,555	Bidvest Group Ltd (The)	1,276,254

77,272	Blue Label Telecoms Ltd *	27,733

3,237	Capitec Bank Holdings Ltd	465,728

35,314	Investec Ltd	217,880

54,013	Kumba Iron Ore Ltd	2,033,997

18,305	Lewis Group Ltd	60,685

31,586	Metair Investments Ltd	55,759

107,042	Motus Holdings Ltd	784,327

154,649	MTN Group Ltd	1,666,969

4,856	Ninety One Ltd	13,338

27,686	Raubex Group Ltd	69,803

32,778	Reunert Ltd	85,667

492,133	RMB Holdings Ltd *	47,293

262,794	Telkom SA SOC Ltd *	780,726

22,061	Tiger Brands Ltd	202,057

144,979	Truworths International Ltd	504,831

76,434	Tsogo Sun Gaming Ltd *	63,232

15,741	Wilson Bayly Holmes-Ovcon Ltd	82,333

	Total South Africa	13,582,972

	South Korea — 4.0%

223,018	BNK Financial Group Inc	1,421,557

3,466	Cheil Worldwide Inc	72,633

289	Coway Co Ltd	16,629

29,430	Daewoo Engineering & Construction Co Ltd *	155,046

1,986	Daihan Pharmaceutical Co Ltd	46,357

5,533	Daou Data Corp	58,879

2,851	DB Insurance Co Ltd	149,105

87,683	DGB Financial Group Inc	615,935

1,374	DL E&C Co Ltd	57,828

34,093	Dongwon Development Co Ltd	133,954

2,748	Fila Holdings Corp	70,248

23,183	GS Engineering & Construction Corp	742,801

1,141	GS Retail Co Ltd	24,758

109,575	Hana Financial Group Inc	4,382,265

91	Hana Materials Inc	4,730

1,994	Handsome Co Ltd	61,749

Shares	Description	Value ($)

	South Korea — continued

37,303	Hankook Tire & Technology Co Ltd	1,070,186

20,828	Hanwha Investment & Securities Co Ltd	69,007

25,646	Hanwha Life Insurance Co Ltd *	54,356

19,213	HDC Hyundai Development Co-Engineering & Construction	214,541

439	Hyosung TNC Corp	151,304

29,104	Hyundai Engineering & Construction Co Ltd	1,014,437

3,750	Hyundai Home Shopping Network Corp	178,345

1,771	Hyundai Mobis Co Ltd	311,089

2,160	Hyundai Motor Co GDR (Registered)	79,831

33,634	Industrial Bank of Korea	305,850

56,972	JB Financial Group Co Ltd	411,912

42,754	KB Financial Group Inc	2,089,536

6,500	KB Financial Group Inc ADR	318,110

6,534	KC Co Ltd	120,750

166	KCC Corp	46,495

643	KCC Glass Corp	29,997

111,623	Kia Corp	7,700,433

505	KIWOOM Securities Co Ltd	38,834

895	Korea Petrochemical Ind Co Ltd	112,267

6,570	Korea Real Estate Investment & Trust Co Ltd	10,542

1,394	Korea Zinc Co Ltd	667,497

20,967	KT Skylife Co Ltd	157,113

122,248	KT&G Corp	8,388,143

6,808	Kumho Petrochemical Co Ltd	877,401

7,264	LF Corp	114,379

5,926	LG Corp	382,217

45,939	LG Electronics Inc	3,874,768

490	LG Household & Health Care Ltd	289,375

148	LG Innotek Co Ltd	45,736

3,772	Lotte Chemical Corp	621,135

17,745	LOTTE Fine Chemical Co Ltd	1,198,368

3,273	LX Semicon Co Ltd	333,957

10,567	NAVER Corp	2,446,783

1,743	NH Investment & Securities Co Ltd	15,169

10,030	POSCO Holdings Inc	2,331,368

22,946	POSCO Sponsored ADR	1,319,854

652	PSK Inc	23,781

5	S-Oil Corp	461

7,767	Samjin Pharmaceutical Co Ltd	158,623

6	Samsung C&T Corp	584

90,086	Samsung Electronics Co Ltd	4,898,691

658	Samsung Electronics Co Ltd GDR (Registered)	883,870

14,123	Samsung Engineering Co Ltd *	279,221

449	Samsung Fire & Marine Insurance Co Ltd	71,929

697	Samsung SDS Co Ltd	83,345

15,481	SD Biosensor Inc	623,882

326	Sebang Global Battery Co Ltd	16,413

93,069	Shinhan Financial Group Co Ltd	3,239,841

1,631	SK Telecom Co Ltd	75,100

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

32,193	SK Telecom Co Ltd Sponsored ADR	823,175

2,438	SL Corp	61,260

167,653	Woori Financial Group Inc	2,019,243

5,838	Woori Technology Investment Co Ltd *	32,632

3,270	Youngone Corp	122,007

	Total South Korea	58,819,617

	Spain — 1.6%

1,676	Acciona SA (b)	323,198

187,064	Acerinox SA	2,426,999

49,292	Amadeus IT Group SA * (b)	3,067,129

28,450	Atresmedia Corp de Medios de Comunicacion SA (a)	119,079

795,215	Banco Bilbao Vizcaya Argentaria SA	4,351,632

2,753,922	Banco de Sabadell SA	2,470,104

1,037,490	Banco Santander SA (a)	3,365,426

7,836	Bankinter SA	49,826

25,606	Cia de Distribucion Integral Logista Holdings SA (b)	495,401

5,682	Enagas SA (b)	130,091

33,423	Faes Farma SA	143,949

897	Grupo Catalana Occidente SA	28,017

82,054	Industria de Diseno Textil SA (b)	1,977,894

71,514	Mediaset Espana Comunicacion SA *	311,659

4,905	Red Electrica Corp SA (b)	101,628

141,738	Repsol SA	2,274,378

189,924	Telefonica SA (a)	1,032,658

80,010	Unicaja Banco SA	79,906

	Total Spain	22,748,974

	Sweden — 0.5%

19,875	Industrivarden AB – A Shares (a)	515,540

31,795	Industrivarden AB – C Shares (a)	825,106

44,225	Investor AB – A Shares	923,170

95,006	Investor AB – B Shares (b)	1,782,030

23,656	Inwido AB	322,541

55,924	Kinnevik AB – Class B *	1,117,489

1,701	KNOW IT AB (b)	56,285

15,131	New Wave Group AB – B Shares	246,543

40,013	Skanska AB – B Shares	691,105

2,790	SSAB AB – A Shares	17,240

15,081	SSAB AB – B Shares	86,987

20,043	Svenska Cellulosa AB SCA – Class B	363,801

	Total Sweden	6,947,837

	Switzerland — 0.6%

46,808	Adecco Group AG (Registered)	1,824,732

83	ALSO Holding AG (Registered)	17,084

2,071	BKW AG (b)	236,079

2,011	Bobst Group SA (Registered)	154,796

1,888	Cie Financiere Richemont SA – Class A (Registered)	210,116

957	Leonteq AG	58,897

Shares	Description	Value ($)

	Switzerland — continued

15,234	Logitech International SA (Registered)	931,864

2,853	Mobilezone Holding AG (Registered)	46,145

2,575	Novartis AG (Registered) (b)	233,912

55	Roche Holding AG (b) (c)	21,498

12,641	Roche Holding AG (b) (c)	4,307,938

60,705	UBS Group AG (Registered) (b)	1,144,816

	Total Switzerland	9,187,877

	Taiwan — 5.1%

84,560	Acer Inc	84,223

7,207	Acter Group Corp Ltd	50,276

313,000	AmTRAN Technology Co Ltd	139,943

18,000	Asia Vital Components Co Ltd	69,463

620,035	Asustek Computer Inc	7,259,375

19,000	Aten International Co Ltd	51,561

149,000	AU Optronics Corp	91,507

8,400	Aurora Corp	25,368

715,000	Catcher Technology Co Ltd	4,024,359

1,384,399	Cathay Financial Holding Co Ltd	2,640,616

107,651	Chailease Holding Co Ltd	828,328

66,000	Chicony Electronics Co Ltd	195,423

151,000	China Steel Corp	179,494

513,000	Chipbond Technology Corp	1,222,458

9,280	Chong Hong Construction Co Ltd	24,110

173,000	Chunghwa Telecom Co Ltd	751,876

2,100	Chunghwa Telecom Co Ltd Sponsored ADR	90,300

814,000	Compal Electronics Inc	642,958

61,000	Compeq Manufacturing Co Ltd	98,833

133,440	Coretronic Corp	256,865

42,000	Delta Electronics Inc	345,584

64,000	Elan Microelectronics Corp	326,053

63,000	Elite Material Co Ltd	501,385

31,000	Far EasTone Telecommunications Co Ltd	84,867

91,000	Farglory Land Development Co Ltd	205,136

62,000	First Financial Holding Co Ltd	58,164

128,719	FLEXium Interconnect Inc *	447,448

16,000	Formosa Petrochemical Corp	53,210

317,000	Formosa Plastics Corp	1,143,173

228,821	Foxconn Technology Co Ltd	427,902

1,629,175	Fubon Financial Holding Co Ltd	3,572,406

6,080	Fusheng Precision Co Ltd	42,736

15,000	Gamania Digital Entertainment Co Ltd	35,029

11,560	Getac Holdings Corp	18,049

64,000	Gigabyte Technology Co Ltd	247,266

265,000	Grand Pacific Petrochemical	222,485

58,000	HannStar Display Corp	24,801

31,000	Hiwin Technologies Corp	238,627

22,000	Holiday Entertainment Co Ltd	42,438

13,000	Holtek Semiconductor Inc	44,442

2,943,318	Hon Hai Precision Industry Co Ltd	11,412,183

69,000	Huaku Development Co Ltd	224,074

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

86,820	IEI Integration Corp	133,344

32,721	Innodisk Corp	224,321

69,000	Innolux Corp	32,904

16,938	International Games System Co Ltd	436,787

104,000	King’s Town Bank Co Ltd	128,323

31,000	Kung Long Batteries Industrial Co Ltd	145,053

22,000	Largan Precision Co Ltd	1,259,070

519,000	Lite-On Technology Corp	1,122,776

2,807	Makalot Industrial Co Ltd	15,740

191,000	MediaTek Inc	5,905,936

27,120	Mega Financial Holding Co Ltd	36,029

5,408	Merry Electronics Co Ltd	15,231

264,000	Micro-Star International Co Ltd	1,217,202

329,000	Mitac Holdings Corp	316,569

293,000	Nan Ya Plastics Corp	857,050

123,903	Nantex Industry Co Ltd	218,672

22,000	Nanya Technology Corp	50,208

26,000	Nichidenbo Corp	48,640

4,800	Nien Made Enterprise Co Ltd	51,898

69,000	Novatek Microelectronics Corp	955,807

36,000	Oneness Biotech Co Ltd *	234,243

27,000	Pegatron Corp	64,435

73,000	Phison Electronics Corp	987,606

1,115,000	Pou Chen Corp	1,196,637

19,000	Powertech Technology Inc	63,781

147,000	Quanta Computer Inc	401,132

64,472	Radiant Opto-Electronics Corp	231,044

550,400	Ruentex Development Co Ltd	1,454,309

227,400	Ruentex Industries Ltd	661,363

31,760	Shin Zu Shing Co Ltd	94,001

68,000	Shinkong Insurance Co Ltd	125,599

22,900	Simplo Technology Co Ltd	236,383

7,945	Sinmag Equipment Corp	26,569

28,000	Sitronix Technology Corp	246,715

29,750	Syncmold Enterprise Corp	68,582

626,000	Taiwan Cement Corp	917,028

30,000	Taiwan Sakura Corp	67,502

430,000	Taiwan Semiconductor Manufacturing Co Ltd	8,131,698

34,885	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	3,324,541

1,760	TCI Co Ltd	9,501

36,000	Teco Electric and Machinery Co Ltd	38,206

9,000	Test Research Inc	20,581

36,681	TOPBI International Holdings Ltd *	18,050

40,000	Transcend Information Inc	99,060

59,000	Tripod Technology Corp	235,493

27,000	Tung Ho Steel Enterprise Corp	58,835

37,624	United Integrated Services Co Ltd	232,923

148,000	Universal Inc	162,616

24,000	Vanguard International Semiconductor Corp	88,032

Shares	Description	Value ($)

	Taiwan — continued

10,000	Via Technologies Inc	18,100

12,000	Walsin Technology Corp	47,453

9,000	Wan Hai Lines Ltd	48,173

5,000	Yageo Corp	69,159

187,000	Yang Ming Marine Transport Corp *	794,144

2,598,000	Yuanta Financial Holding Co Ltd	2,168,606

6,000	Yulon Nissan Motor Co Ltd	50,336

9,000	Zeng Hsing Industrial Co Ltd	42,878

	Total Taiwan	74,351,668

	Thailand — 0.9%

123,300	Advanced Info Service Pcl NVDR	781,065

2,359,200	AP Thailand Pcl NVDR	771,988

447,300	Bangkok Bank Pcl NVDR	1,710,810

32,300	CP ALL Pcl (Foreign Registered)	62,476

34,600	CP ALL Pcl NVDR	66,925

10,300	Kasikornbank Pcl (Foreign Registered)	44,185

910,000	Kasikornbank Pcl NVDR	3,903,684

154,700	Kiatnakin Phatra Bank Pcl NVDR	325,342

2,930,200	Krung Thai Bank Pcl NVDR	1,292,059

53,632	Pruksa Holding Pcl NVDR	21,131

199,600	PTT Exploration & Production Pcl NVDR	982,716

592,300	PTT Global Chemical Pcl NVDR	833,307

390,400	PTT Pcl NVDR	434,732

4,815,000	Sansiri Pcl NVDR	160,257

60,800	Siam Cement Pcl NVDR (The)	659,827

141,300	Somboon Advance Technology Pcl NVDR	79,982

270,400	Sri Trang Gloves Thailand Pcl NVDR	158,578

23,760	Supalai Pcl (Foreign Registered)	14,164

97,624	Supalai Pcl NVDR	58,197

928,300	Thai Union Group Pcl NVDR	466,053

80,000	Thai Vegetable Oil Pcl NVDR	75,935

	Total Thailand	12,903,413

	Turkey — 0.5%

3,414,053	Akbank TAS	1,732,535

321,553	Arcelik AS	1,525,442

48,799	Dogus Otomotiv Servis ve Ticaret AS	206,638

20,084	Enerjisa Enerji AS	18,123

58,950	Eregli Demir ve Celik Fabrikalari TAS	122,656

32,816	Ford Otomotiv Sanayi AS	616,685

1,377,214	Haci Omer Sabanci Holding AS	1,785,118

3,624	Koza Altin Isletmeleri AS *	43,650

38,035	Tofas Turk Otomobil Fabrikasi AS	175,740

237,464	Turkiye Garanti Bankasi AS	210,773

37,729	Vestel Elektronik Sanayi ve Ticaret AS	61,996

2,877,865	Yapi ve Kredi Bankasi AS	809,153

	Total Turkey	7,308,509

	United Kingdom — 4.1%

130,026	3i Group Plc	2,079,374

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

3,173	AG Barr Plc	21,350

215,911	Airtel Africa Plc	418,711

3,386	Bank of Georgia Group Plc	68,436

403,685	Barratt Developments Plc	2,568,283

44,711	Bellway Plc	1,314,654

77,528	Berkeley Group Holdings Plc	4,105,937

90,200	BP Plc Sponsored ADR (b)	2,919,774

40,772	British American Tobacco Plc (b)	1,798,254

39,400	British American Tobacco Plc Sponsored ADR (b)	1,743,056

2,098,945	BT Group Plc	4,947,198

23,471	Bunzl Plc	818,252

172,537	Centrica Plc * (b)	172,150

11,654	CMC Markets Plc (a)	46,460

135,319	Coca-Cola HBC AG *	2,981,256

201,276	Compass Group Plc (b)	4,511,868

1,575	Computacenter Plc (b)	50,374

25,412	Crest Nicholson Holdings Plc	83,470

295	DCC Plc	20,858

4,137	EMIS Group Plc (b)	67,749

23,265	Evraz Plc (e)	600

215,800	Ferrexpo Plc	476,767

11,710	Galliford Try Holdings Plc	25,809

51,297	Glencore Plc * (b)	338,333

4,567	Grafton Group Plc	53,936

20,700	GSK Plc Sponsored ADR (b)	908,730

72,648	Halfords Group Plc	205,368

48,217	Imperial Brands Plc	1,088,740

129,118	Indivior Plc *	538,533

22,506	International Personal Finance Plc	23,486

111,145	Investec Plc	674,344

273,068	ITV Plc	242,032

4,789	Keller Group Plc	46,988

852,402	Kingfisher Plc	2,830,836

280,010	Legal & General Group Plc	916,711

1,377,574	M&G Plc	3,751,109

16,499	Morgan Advanced Materials Plc	66,587

11,562	Morgan Sindall Group Plc	303,770

4,766	Next Plc (b)	389,626

15,283	Ninety One Plc	43,373

51,485	OSB Group Plc	336,804

27,741	Paragon Banking Group Plc	171,925

101,411	Persimmon Plc	2,781,822

33,611	Pets at Home Group Plc	146,821

63,511	Plus500 Ltd	1,247,163

81,802	Premier Foods Plc	121,946

35,451	Redde Northgate Plc (b)	168,361

109,372	Redrow Plc	733,120

2,200	Rio Tinto Plc Sponsored ADR (b)	161,568

52,540	Royal Mail Plc (b)	205,755

51,753	Serica Energy Plc	169,683

138,731	Shell Plc (b)	4,103,102

Shares	Description	Value ($)

	United Kingdom — continued

25,400	Shell Plc ADR (b)	1,504,188

34,236	Spirent Communications Plc	100,263

550,739	Taylor Wimpey Plc	903,493

3,340	TBC Bank Group Plc	62,369

13,903	Unilever Plc (c)	669,201

19,589	Unilever Plc (b) (c)	946,373

12,980	Vesuvius Plc	57,684

5,872	Vistry Group Plc	67,004

15,400	Vodafone Group Plc Sponsored ADR	256,256

151,501	WPP Plc (b)	1,758,846

	Total United Kingdom	60,336,889

	United States — 14.9%

19,500	Advanced Micro Devices, Inc. *	1,986,270

30,200	Aflac, Inc. (b)	1,829,214

44,800	Ally Financial, Inc.	1,972,992

400	Alphabet, Inc. – Class A * (b)	910,096

200	Alphabet, Inc. – Class C * (b)	456,156

21,553	American Express Co. (b)	3,638,578

10,000	Arch Capital Group Ltd. *	474,600

19,000	Arrow Electronics, Inc. *	2,292,350

89,400	AT&T, Inc. (b)	1,903,326

20,600	Best Buy Co., Inc. (b)	1,690,436

3,400	Bio-Rad Laboratories, Inc. – Class A *	1,828,486

9,100	Biogen, Inc. *	1,820,000

1,438	Booking Holdings, Inc. * (b)	3,226,239

116,223	BorgWarner, Inc.	4,686,111

16,800	Capital One Financial Corp.	2,148,048

48,900	Carrier Global Corp.	1,922,259

23,800	CBRE Group, Inc. – Class A * (b)	1,971,592

28,500	Centene Corp. * (b)	2,321,040

22,248	Chevron Corp. (b)	3,885,836

9,900	Cigna Corp. (b)	2,656,071

41,500	Citigroup, Inc.	2,216,515

8,000	Citizens Financial Group, Inc.	331,040

25,600	Cognizant Technology Solutions Corp. – Class A (b)	1,912,320

47,000	Comcast Corp. – Class A (b)	2,081,160

18,400	CVS Health Corp. (b)	1,780,200

59,977	Darling Ingredients, Inc. *	4,802,358

8,900	Dell Technologies – Class C	444,466

17,800	Discover Financial Services	2,020,122

76,200	DISH Network Corp. – Class A * (b)	1,739,646

24,900	DR Horton, Inc.	1,871,235

35,900	eBay, Inc. (b)	1,747,253

38,749	EOG Resources, Inc.	5,307,063

9,300	Exelon Corp. (b)	457,095

6,100	FedEx Corp. (b)	1,369,938

42,100	Fidelity National Financial, Inc.	1,780,830

125,400	Ford Motor Co.	1,715,472

10,900	Fortune Brands Home & Security, Inc.	755,915

11,800	Fox Corp. – Class A (b)	419,018

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

64,800	Fox Corp. – Class B (b)	2,119,608

68,200	Franklin Resources, Inc.	1,846,856

2,700	Garmin Ltd.	285,174

45,900	General Motors Co. *	1,775,412

35,800	Gilead Sciences, Inc. (b)	2,321,630

14,721	Global Payments, Inc. (b)	1,929,040

5,800	Goldman Sachs Group, Inc. (The) (b)	1,895,730

25,485	Green Plains, Inc. *	830,301

3,200	Henry Schein, Inc. * (b)	274,048

20,549	Hilton Worldwide Holdings, Inc. (b)	2,894,532

63,000	HP, Inc.	2,446,920

22,000	IAC/InterActiveCorp *	1,876,600

25,600	Incyte Corp. *	1,942,784

50,100	Intel Corp. (b)	2,225,442

25,502	Intercontinental Exchange, Inc.	2,611,150

19,400	International Business Machines Corp. (b)	2,693,496

83,900	Invesco Ltd.	1,622,626

14,900	Jazz Pharmaceuticals Plc *	2,230,232

131,300	Kinder Morgan, Inc.	2,585,297

13,700	Knight-Swift Transportation Holdings, Inc. (b)	666,368

4,900	Kroger Co. (The) (b)	259,553

8,900	Laboratory Corp. of America Holdings (b)	2,195,808

1,784	Lam Research Corp.	927,734

43,321	Las Vegas Sands Corp. * (b)	1,536,163

10,000	Leidos Holdings, Inc. (b)	1,045,000

25,300	Lennar Corp. – Class A	2,030,325

37,100	Liberty Global Plc – Class A *	902,272

67,100	Liberty Global Plc – Class C *	1,705,011

36,000	Lincoln National Corp.	2,085,480

32,200	LKQ Corp. (b)	1,654,758

156,700	Lumen Technologies, Inc.	1,918,008

74,127	Lyft, Inc. – Class A * (b)	1,310,565

23,600	LyondellBasell Industries NV – Class A (b)	2,696,300

2,300	Markel Corp. *	3,149,689

18,700	Merck & Co., Inc. (b)	1,720,961

10,600	Meta Platforms, Inc. – Class A * (b)	2,052,584

27,600	MetLife, Inc.	1,859,964

41,356	Micron Technology, Inc.	3,053,727

12,400	Mohawk Industries, Inc. *	1,754,104

44,500	Molson Coors Brewing Co. – Class B	2,484,880

6,500	Netflix, Inc. * (b)	1,283,360

25,000	Novavax, Inc. *	1,383,250

43,100	NRG Energy, Inc. (b)	1,984,324

2,400	Nucor Corp. (b)	317,904

70	NVR, Inc. *	311,543

25,400	Oracle Corp. (b)	1,826,768

3,300	PACCAR, Inc. (b)	286,572

63,000	Paramount Global – Class B (b)	2,162,790

22,200	PayPal Holdings, Inc. * (b)	1,891,662

17,500	Pfizer, Inc. (b)	928,200

20,700	Prudential Financial, Inc.	2,199,375

Shares	Description	Value ($)

	United States — continued

44,800	PulteGroup, Inc.	2,027,648

16,200	Quest Diagnostics, Inc. (b)	2,284,524

36,377	Raytheon Technologies Corp. (b)	3,460,180

3,600	Regeneron Pharmaceuticals, Inc. * (b)	2,393,064

7,300	Regions Financial Corp.	161,257

6,900	Resolute Forest Products, Inc. (c)	99,557

2,500	Resolute Forest Products, Inc. (c)	36,150

66,715	Sensata Technologies Holding Plc	3,204,322

3,000	Skyworks Solutions, Inc.	326,610

7,700	SS&C Technologies Holdings, Inc. (b)	492,723

4,400	Stanley Black & Decker, Inc.	522,236

21,600	Steel Dynamics, Inc.	1,844,208

56,600	Synchrony Financial	2,096,464

25,100	Textron, Inc.	1,638,779

27,800	Tyson Foods, Inc. – Class A	2,491,158

9,200	UGI Corp. (b)	393,208

7,000	United Parcel Service, Inc. – Class B (b)	1,275,750

16,600	Universal Health Services, Inc. – Class B (b)	2,068,526

68,489	US Bancorp	3,634,711

39,200	Verizon Communications, Inc. (b)	2,010,568

7,000	Vertex Pharmaceuticals, Inc. * (b)	1,880,550

40,683	VF Corp.	2,052,864

177,000	Viatris, Inc.	2,171,790

17,200	VMware, Inc. – Class A (b)	2,203,320

39,800	Walgreens Boots Alliance, Inc. (b)	1,744,434

20,248	Warner Bros Discovery, Inc. * (b)	373,576

71,800	Wells Fargo & Co.	3,286,286

116,000	Western Union Co. (The) (b)	2,104,240

35,100	Western Digital Corp. *	2,130,219

9,600	Whirlpool Corp.	1,768,704

18,000	Zoom Video Communications, Inc. – Class A * (b)	1,934,100

	Total United States	218,474,952

	Vietnam — 0.0%

470,800	Vietnam Joint Stock Commercial Bank for Industry and Trade	565,259

	TOTAL COMMON STOCKS (COST $1,221,984,789)	1,098,702,532

	PREFERRED STOCKS (g) — 1.3%

	Brazil — 0.8%

47,300	Alpargatas SA	216,468

645,993	Bradespar SA	3,884,752

231,380	Cia Energetica de Minas Gerais	567,185

115,370	Cia Energetica de Minas Gerais Sponsored ADR (b)	284,964

1,589,200	Cia Paranaense de Energia – Class B	2,464,446

25,300	Itau Unibanco Holding SA Sponsored ADR	138,644

135,400	Petroleo Brasileiro SA	856,409

230,900	Petroleo Brasileiro SA Sponsored ADR	2,902,413

	Total Brazil	11,315,281

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Chile — 0.2%

16,600	Sociedad Quimica y Minera de Chile SA Sponsored ADR	1,762,422

3,211	Sociedad Quimica y Minera de Chile SA – Class B	342,980

	Total Chile	2,105,402

	Colombia — 0.0%

297,879	Grupo Aval Acciones y Valores SA	66,766

	Germany — 0.1%

13,473	Bayerische Motoren Werke AG	1,057,091

4,857	Draegerwerk AG & Co KGaA (b)	256,359

1,243	Sixt SE (b)	98,305

1,552	Villeroy & Boch AG	34,356

1,385	Volkswagen AG (b)	231,153

	Total Germany	1,677,264

	Russia — 0.0%

12,924	Bashneft PJSC (e)	11,245

56,000	Nizhnekamskneftekhim PJSC – Class S (e)	3,866

20,810	Sberbank of Russia PJSC * (e) (f)	2,591

9,254,300	Surgutneftegas PJSC (e)	364,988

161	Transneft PJSC (e)	20,448

	Total Russia	403,138

	South Korea — 0.2%

1,873	Hyundai Motor Co Ltd-Prf	140,605

4,881	LG Electronics Inc	214,952

62,498	Samsung Electronics Co Ltd	3,065,606

89	Samsung Electronics Co Ltd GDR (Registered)	107,872

	Total South Korea	3,529,035

	Taiwan — 0.0%

12,589	Chailease Holding Co Ltd	44,243

	TOTAL PREFERRED STOCKS (COST $21,696,934)	19,141,129

	INVESTMENT FUNDS — 0.0%

	United States — 0.0%

13,557	iShares Core MSCI Emerging Markets ETF	712,691

	TOTAL INVESTMENT FUNDS (COST $887,029)	712,691

	DEBT OBLIGATIONS — 22.7%

	United States — 22.7%

	Asset-Backed Securities — 0.0%

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (h)	3

	Total Asset-Backed Securities	3

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — 22.7%

67,850,000	U.S. Treasury Note, 0.13%, due 02/28/23 (b)	66,946,217

82,000,000	U.S. Treasury Note, 0.13%, due 03/31/23 (b)	80,744,375

82,400,000	U.S. Treasury Note, 0.13%, due 04/30/23	80,932,250

7,000,000	U.S. Treasury Note, 0.13%, due 05/31/23	6,860,273

13,700,000	U.S. Treasury Note, 0.13%, due 06/30/23	13,398,707

1,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	976,094

5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.15%, due 07/31/23 (b)	5,008,133

46,725,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.16%, due 10/31/23 (b)	46,816,691

32,000,000	U.S. Treasury Note, Variable Rate, USBM – 0.08%, 0.99%, due 04/30/24 (b)	32,006,627

	Total U.S. Government	333,689,367

	Total United States	333,689,370

	TOTAL DEBT OBLIGATIONS (COST $336,598,848)	333,689,370

	MUTUAL FUNDS — 21.8%

	United States — 21.8%

	Affiliated Issuers — 21.8%

2,258,105	GMO Emerging Country Debt Fund, Class VI	45,816,945

648,580	GMO Emerging Markets Fund, Class VI	16,927,946

4,145,558	GMO High Yield Fund, Class VI	74,744,405

3,597,225	GMO Opportunistic Income Fund, Class VI	90,614,098

2,076,591	GMO SGM Major Markets Fund, Class VI	60,117,297

6,446,401	GMO U.S. Treasury Fund	32,232,008

	TOTAL MUTUAL FUNDS (COST $347,296,574)	320,452,699

	SHORT-TERM INVESTMENTS — 1.8%

	Money Market Funds — 0.3%

5,024,887	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (i)	5,024,887

	Repurchase Agreements — 1.5%

21,966,945	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/31/22, maturing on 06/01/22 with a maturity value of $21,967,409 and an effective yield of 0.76%, collateralized by a U.S. Treasury Note with maturity date 03/31/26 and a market value of $22,400,374.	21,966,945

	TOTAL SHORT-TERM INVESTMENTS (COST $26,991,832)	26,991,832

	TOTAL INVESTMENTS — 122.3% (Cost $1,955,456,006)	1,799,690,253

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (20.1)%

	Common Stocks — (20.0)%

	Australia — (0.5)%

(262,270)	APA Group	(2,134,962)

(27,744)	ASX Ltd	(1,605,237)

(6,442)	Cochlear Ltd	(1,027,731)

(511,364)	Qantas Airways Ltd *	(2,017,207)

	Total Australia	(6,785,137)

	Austria — (0.2)%

(22,457)	Verbund AG	(2,234,130)

	Belgium — (0.1)%

(33,970)	Anheuser-Busch InBev SA/NV	(1,914,909)

	Canada — (1.1)%

(11,600)	Agnico Eagle Mines Ltd	(613,988)

(63,300)	Algonquin Power & Utilities Corp	(921,648)

(82,700)	AltaGas Ltd	(1,996,804)

(17,200)	BCE Inc	(936,540)

(39,900)	Brookfield Renewable Corp – Class A	(1,443,582)

(33,500)	Cameco Corp	(819,745)

(47,300)	Enbridge Inc	(2,182,895)

(13,600)	Franco-Nevada Corp	(1,932,016)

(56,500)	Pan American Silver Corp	(1,241,305)

(58,500)	Pembina Pipeline Corp	(2,354,040)

(33,000)	Restaurant Brands International Inc	(1,732,830)

	Total Canada	(16,175,393)

	Denmark — (0.1)%

(64,224)	Ambu A/S – Class B	(880,669)

	France — (0.7)%

(61,324)	Accor SA *	(2,017,850)

(13,070)	Aeroports de Paris *	(1,957,528)

(129,215)	Getlink SE	(2,490,490)

(1,602)	Hermes International	(1,915,449)

(1,717)	Sartorius Stedim Biotech	(593,103)

(14,522)	Ubisoft Entertainment SA *	(763,466)

(8,304)	Wendel SE	(854,505)

	Total France	(10,592,391)

	Germany — (0.9)%

(54,563)	Delivery Hero SE *	(2,104,396)

(3,339)	MTU Aero Engines AG	(661,146)

(20,770)	Puma SE	(1,549,935)

(15,621)	QIAGEN NV *	(718,829)

(862)	Rational AG	(561,209)

(15,556)	Scout24 SE	(964,899)

(15,984)	Symrise AG – Class A	(1,766,258)

(794,808)	Telefonica Deutschland Holding AG	(2,529,611)

Shares	Description	Value ($)

	Germany — continued

(35,504)	Uniper SE	(918,811)

(26,765)	Zalando SE *	(1,088,991)

	Total Germany	(12,864,085)

	Israel — (0.2)%

(13,200)	CyberArk Software Ltd *	(1,833,480)

(9,400)	Kornit Digital Ltd *	(394,518)

(10,400)	Wix.com Ltd *	(655,304)

	Total Israel	(2,883,302)

	Italy — (0.5)%

(44,186)	Amplifon SPA	(1,522,623)

(8,558)	Ferrari NV	(1,669,885)

(133,513)	FinecoBank Banca Fineco SPA	(1,891,956)

(161,831)	Infrastrutture Wireless Italiane SPA	(1,803,573)

	Total Italy	(6,888,037)

	Japan — (2.1)%

(53,300)	Aeon Co Ltd	(972,888)

(85,700)	ANA Holdings Inc *	(1,691,400)

(72,300)	Asahi Intecc Co Ltd	(1,088,001)

(22,100)	Benefit One Inc	(344,437)

(27,100)	East Japan Railway Co	(1,389,308)

(800)	Fast Retailing Co Ltd	(384,334)

(20,500)	GMO Payment Gateway Inc	(1,689,909)

(92,900)	Japan Airlines Co Ltd *	(1,702,750)

(44,100)	Japan Exchange Group Inc	(697,651)

(28,000)	Keio Corp	(935,335)

(21,300)	Kintetsu Group Holdings Co Ltd	(622,344)

(12,900)	Lasertec Corp	(1,867,142)

(27,200)	LIXIL Corp	(517,493)

(55,600)	M3 Inc	(1,599,109)

(44,700)	Mercari Inc *	(776,937)

(101,800)	MonotaRO Co Ltd	(1,486,287)

(18,500)	Nidec Corp	(1,236,980)

(94,100)	Nihon M&A Center Holdings Inc	(1,079,761)

(170,100)	Nippon Paint Holdings Co Ltd	(1,257,196)

(19,600)	Nissin Foods Holdings Co Ltd	(1,281,895)

(68,200)	Odakyu Electric Railway Co Ltd	(899,854)

(12,900)	ORIENTAL LAND CO LTD	(1,917,047)

(255,600)	Rakuten Group Inc	(1,428,907)

(19,500)	Shiseido Co Ltd	(817,942)

(30,900)	Tobu Railway Co Ltd	(692,927)

(56,000)	Tokyu Corp	(635,493)

(44,700)	West Japan Railway Co	(1,650,724)

	Total Japan	(30,664,051)

	Netherlands — (0.4)%

(1,173)	Adyen NV *	(1,816,584)

(931)	ASML Holding NV	(535,749)

(4,271)	Heineken Holding NV	(337,861)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

(7,421)	IMCD NV	(1,109,824)

(58,577)	Just Eat Takeaway.com NV *	(1,303,605)

(42,390)	Universal Music Group NV	(947,679)

	Total Netherlands	(6,051,302)

	New Zealand — (0.1)%

(27,928)	Xero Ltd *	(1,785,231)

	Russia — (0.0)%

(5,690)	Magnit PJSC Sponsored GDR (Registered) (e)	(5,867)

	Singapore — (0.3)%

(12,656)	CDL Hospitality Trusts (REIT)	(11,504)

(79,600)	City Developments Ltd	(478,955)

(518,200)	Singapore Airlines Ltd *	(2,088,870)

(173,400)	Singapore Exchange Ltd	(1,202,157)

	Total Singapore	(3,781,486)

	Spain — (0.5)%

(10,875)	Aena SME SA *	(1,659,078)

(42,200)	Cellnex Telecom SA	(1,904,450)

(85,683)	Ferrovial SA (c)	(2,209,915)

(985)	Ferrovial SA (c)	(25,386)

(90,211)	Siemens Gamesa Renewable Energy SA *	(1,749,015)

	Total Spain	(7,547,844)

	Sweden — (0.3)%

(234,614)	Embracer Group AB – Class B *	(2,134,541)

(16,236)	Evolution AB	(1,701,859)

(189,617)	Sinch AB *	(918,036)

	Total Sweden	(4,754,436)

	Switzerland — (0.3)%

(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(207,447)

(1,705)	Partners Group Holding AG	(1,834,544)

(2,946)	Sika AG (Registered)	(817,776)

(12,047)	Straumann Holding AG (Registered)	(1,536,914)

	Total Switzerland	(4,396,681)

	United Kingdom — (1.2)%

(25,780)	Admiral Group Plc	(721,772)

(50,031)	Antofagasta Plc	(933,886)

(259,690)	Auto Trader Group Plc	(1,931,878)

(5,829)	Croda International Plc	(507,553)

(12,483)	Experian Plc	(417,584)

(23,334)	Halma Plc	(655,692)

(122,656)	Hargreaves Lansdown Plc	(1,323,003)

(305,137)	Informa Plc *	(2,097,402)

(14,716)	InterContinental Hotels Group Plc	(915,594)

(87,745)	Land Securities Group Plc (REIT)	(847,370)

Shares	Description	Value ($)

	United Kingdom — continued

(22,683)	London Stock Exchange Group Plc	(2,116,618)

(172,585)	Ocado Group Plc *	(2,026,494)

(24,141)	Prudential Plc	(314,795)

(1,648,003)	Rolls-Royce Holdings Plc *	(1,799,920)

(6,700)	Spirax-Sarco Engineering Plc	(892,898)

	Total United Kingdom	(17,502,459)

	United States — (10.5)%

(4,300)	AbbVie, Inc.	(633,691)

(80,200)	AES Corp. (The)	(1,767,608)

(12,900)	Alnylam Pharmaceuticals, Inc. *	(1,622,820)

(32,100)	Altria Group, Inc.	(1,736,289)

(124,500)	AMC Entertainment Holdings, Inc. – Class A *	(1,785,330)

(4,700)	American Tower Corp. (REIT)	(1,203,811)

(5,400)	Aon Plc – Class A	(1,488,618)

(54,600)	Aramark	(1,882,062)

(11,200)	Arthur J Gallagher & Co.	(1,813,728)

(59,300)	Asana, Inc. – Class A *	(1,289,182)

(8,800)	Autodesk, Inc. *	(1,828,200)

(21,800)	Avalara, Inc. *	(1,845,806)

(5,700)	Ball Corp.	(404,073)

(14,200)	Bill.com Holdings, Inc. *	(1,679,008)

(4,600)	Bio-Techne Corp.	(1,700,758)

(22,600)	BioMarin Pharmaceutical, Inc. *	(1,697,938)

(14,900)	Block, Inc. – Class A *	(1,303,899)

(12,200)	Boeing Co. (The) *	(1,603,080)

(3,800)	Broadcom, Inc.	(2,204,494)

(9,000)	Burlington Stores, Inc. *	(1,514,700)

(28,800)	Caesars Entertainment, Inc. *	(1,444,896)

(51,100)	Carnival Corp. *	(709,268)

(36,700)	Carvana Co. – Class A *	(1,080,448)

(15,100)	Catalent, Inc. *	(1,556,206)

(31,200)	Ceridian HCM Holding, Inc. *	(1,756,560)

(1,400)	Chipotle Mexican Grill, Inc. – Class A *	(1,963,570)

(90,900)	Clarivate Plc *	(1,342,593)

(26,500)	Cloudflare, Inc. – Class A *	(1,484,000)

(8,300)	CME Group, Inc.	(1,650,289)

(22,500)	Coupa Software, Inc. *	(1,547,775)

(6,300)	Crown Castle International Corp. (REIT)	(1,194,795)

(49,300)	Delta Air Lines, Inc. *	(2,055,317)

(5,000)	Dexcom, Inc. *	(1,489,700)

(13,400)	Diamondback Energy, Inc.	(2,037,068)

(21,300)	DocuSign, Inc. – Class A *	(1,787,283)

(21,500)	Dominion Energy, Inc.	(1,810,730)

(102,600)	DraftKings, Inc. – Class A *	(1,390,230)

(16,300)	Dynatrace, Inc. *	(614,021)

(1,400)	Equinix, Inc. (REIT)	(961,926)

(15,400)	Equity LifeStyle Properties, Inc. (REIT)	(1,165,780)

(31,300)	Exact Sciences Corp. *	(1,559,053)

(32,000)	Fastenal Co.	(1,713,920)

(3,300)	First Republic Bank	(511,599)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(9,600)	FirstEnergy Corp.	(412,416)

(2,500)	Fortinet, Inc. *	(735,350)

(3,700)	Gartner, Inc. *	(970,880)

(21,400)	Guidewire Software, Inc. *	(1,710,716)

(2,200)	Hershey Co. (The)	(465,762)

(14,700)	Hess Corp.	(1,809,129)

(4,900)	HubSpot, Inc. *	(1,654,681)

(4,800)	IDEXX Laboratories, Inc. *	(1,879,776)

(25,200)	Ingersoll Rand, Inc.	(1,188,180)

(8,500)	Insulet Corp. *	(1,814,580)

(9,600)	IQVIA Holdings, Inc. *	(2,066,400)

(22,300)	Iron Mountain, Inc. (REIT)	(1,201,970)

(28,000)	Keurig Dr Pepper, Inc.	(972,720)

(5,000)	Liberty Broadband Corp. – Class A *	(610,050)

(36,500)	Liberty Media Corp.-Liberty Formula One – Class C *	(2,273,585)

(6,300)	Linde Plc	(2,045,484)

(20,700)	Live Nation Entertainment, Inc. *	(1,967,535)

(1,800)	Lululemon Athletica, Inc. *	(526,842)

(6,300)	MarketAxess Holdings, Inc.	(1,774,584)

(12,000)	Marriott International, Inc. – Class A	(2,058,960)

(6,400)	Marsh & McLennan Cos, Inc.	(1,023,680)

(4,300)	Marvell Technology, Inc.	(254,345)

(1,900)	Mastercard, Inc. – Class A	(679,953)

(5,700)	MongoDB, Inc. – Class A *	(1,351,755)

(3,200)	Monolithic Power Systems, Inc.	(1,441,248)

(3,000)	Moody’s Corp.	(904,710)

(4,200)	MSCI, Inc. – Class A	(1,857,870)

(13,700)	Newmont Corp.	(929,545)

(58,500)	NiSource, Inc.	(1,839,825)

(27,100)	Novocure Ltd. *	(2,178,298)

(16,900)	Okta, Inc. *	(1,403,545)

(25,900)	ONEOK, Inc.	(1,705,515)

(76,700)	Palantir Technologies, Inc. – Class A *	(665,756)

(3,500)	Palo Alto Networks, Inc. *	(1,759,730)

(14,300)	Paychex, Inc.	(1,770,769)

(45,800)	Peloton Interactive, Inc. – Class A *	(639,368)

(18,900)	Philip Morris International, Inc.	(2,008,125)

(2,300)	Public Storage (REIT)	(760,472)

(16,500)	RingCentral, Inc. – Class A *	(1,041,810)

(17,800)	Roku, Inc. *	(1,689,220)

(48,500)	Rollins, Inc.	(1,719,810)

(28,100)	Royal Caribbean Cruises Ltd. *	(1,631,767)

(2,200)	S&P Global, Inc.	(768,856)

(14,500)	Seagen, Inc. *	(1,967,360)

(4,000)	ServiceNow, Inc. *	(1,869,880)

(6,200)	Sherwin-Williams Co. (The)	(1,661,848)

(8,400)	Simon Property Group, Inc. (REIT)	(963,060)

(70,400)	Snap, Inc. – Class A *	(993,344)

(9,500)	Snowflake, Inc. – Class A *	(1,212,675)

(7,500)	Southern Co. (The)	(567,450)

(6,200)	Starbucks Corp.	(486,700)

Shares	Description	Value ($)

	United States — continued

(18,300)	Sysco Corp.	(1,540,494)

(28,700)	Teladoc Health, Inc. *	(978,383)

(2,600)	Tesla, Inc. *	(1,971,476)

(7,500)	Trade Desk, Inc. (The) – Class A *	(390,375)

(1,300)	TransDigm Group, Inc. *	(786,981)

(16,200)	Twilio, Inc. – Class A *	(1,703,754)

(57,600)	Uber Technologies, Inc. *	(1,336,320)

(20,700)	UDR, Inc. (REIT)	(989,460)

(7,400)	Vail Resorts, Inc.	(1,866,354)

(62,000)	Vistra Corp.	(1,634,940)

(5,300)	Waste Connections, Inc.	(675,962)

(3,500)	Waste Management, Inc.	(554,785)

(12,700)	Wayfair, Inc. – Class A *	(754,253)

(71,300)	Williams Cos, Inc. (The)	(2,642,378)

(4,400)	Yum! Brands, Inc.	(534,468)

(45,300)	Zillow Group, Inc. – Class A *	(1,810,188)

(14,956)	Zillow Group, Inc. – Class C *	(596,744)

(9,000)	Zoetis, Inc.	(1,538,370)

(27,000)	ZoomInfo Technologies, Inc. – Class A *	(1,090,530)

(10,000)	Zscaler, Inc. *	(1,530,900)

	Total United States	(156,647,126)

	TOTAL COMMON STOCKS (PROCEEDS $354,597,169)	(294,354,536)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(4,918)	Sartorius AG	(1,988,429)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,038,507)	(1,988,429)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $356,635,676)	(296,342,965)

	Other Assets and Liabilities (net) — (2.2%)	(32,393,884)

	TOTAL NET ASSETS — 100.0%	$1,470,953,404

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2022

PhosAgro PJSC GDR	04/20/22	1,365	0.00%	177

Sberbank of Russia PJSC	09/09/20	3,634,057	0.01%	169,769

Sberbank of Russia PJSC	01/10/22	77,024	0.00%	2,591

Sberbank of Russia PJSC Sponsored ADR	12/07/20	9,110,988	0.02%	314,311

				$486,848

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/21/2022	BOA	AUD	7,820,600	USD	5,828,513	214,445
07/05/2022	GS	BRL	1,024,842	USD	210,000	(3,731)
08/02/2022	BCLY	CAD	1,947,926	USD	1,520,000	(19,515)
06/13/2022	JPM	CLP	1,935,887,500	USD	2,242,168	(103,440)
06/16/2022	JPM	COP	1,280,000,000	USD	320,288	(18,649)
08/18/2022	GS	CZK	5,000,000	USD	210,982	(4,092)
08/18/2022	MSCI	CZK	49,105,948	USD	2,046,081	(66,200)
06/21/2022	SSB	EUR	30,672,200	USD	33,293,382	334,812
06/30/2022	DB	EUR	2,780,000	USD	3,010,532	21,868
06/30/2022	JPM	EUR	5,010,000	USD	5,433,591	47,547
06/30/2022	MSCI	EUR	7,160,000	USD	7,977,386	279,965
06/16/2022	JPM	GBP	1,360,000	USD	1,717,758	4,008
06/21/2022	SSB	GBP	7,711,500	USD	10,072,044	354,340
06/21/2022	BOA	HKD	18,678,100	USD	2,384,339	2,965
08/31/2022	JPM	ILS	5,833,563	USD	1,745,478	(21,327)
06/03/2022	GS	INR	20,826,180	USD	270,000	1,773
06/03/2022	MSCI	INR	164,223,204	USD	2,149,659	34,578
08/30/2022	MSCI	INR	185,049,384	USD	2,364,425	3,660
06/21/2022	DB	JPY	1,366,866,600	USD	10,924,560	299,464
08/08/2022	MSCI	KRW	1,317,005,899	USD	1,045,590	(14,478)
06/01/2022	JPM	NZD	24,480,000	USD	16,453,865	502,698
06/01/2022	MSCI	NZD	6,980,000	USD	4,754,748	206,580
06/01/2022	SSB	NZD	2,660,000	USD	1,790,832	57,576
08/31/2022	MSCI	NZD	28,690,000	USD	18,697,416	31,484
06/17/2022	JPM	PEN	1,440,000	USD	375,440	(11,600)
06/17/2022	MSCI	PEN	1,000,000	USD	265,111	(3,667)
08/03/2022	JPM	PHP	36,132,240	USD	682,771	(2,255)
06/30/2022	BOA	RON	960,014	USD	210,000	2,285
06/30/2022	JPM	RON	6,774,140	USD	1,499,794	34,098
06/21/2022	GS	SGD	489,822	USD	360,000	2,495
06/21/2022	JPM	SGD	412,026	USD	300,000	(724)
06/21/2022	SSB	SGD	569,750	USD	420,000	4,159
08/18/2022	CITI	THB	81,539,025	USD	2,345,772	(43,091)
06/13/2022	JPM	TWD	70,326,001	USD	2,376,039	(49,520)
06/21/2022	BOA	USD	5,599,656	AUD	7,820,600	14,412
08/09/2022	BCLY	USD	3,627,670	AUD	5,120,000	50,147
08/09/2022	JPM	USD	1,594,523	AUD	2,270,000	36,072
07/05/2022	JPM	USD	2,491,402	BRL	12,148,076	42,086
08/02/2022	BCLY	USD	19,461,221	CAD	24,857,098	184,232
06/16/2022	MSCI	USD	1,142,973	CHF	1,137,996	44,270

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/16/2022	JPM	USD	1,962,985	COP	7,588,635,400	46,446
06/16/2022	MSCI	USD	440,000	COP	1,673,320,000	3,086
08/18/2022	DB	USD	290,707	CZK	6,800,000	1,794
06/21/2022	BOA	USD	1,458,319	EUR	1,363,000	6,282
06/21/2022	JPM	USD	31,498,568	EUR	29,309,200	(4,599)
06/30/2022	JPM	USD	1,189,410	EUR	1,090,000	(17,596)
06/16/2022	DB	USD	2,246,533	GBP	1,840,000	72,070
06/16/2022	JPM	USD	1,156,166	GBP	920,000	3,136
06/21/2022	JPM	USD	9,753,299	GBP	7,711,500	(35,594)
06/21/2022	JPM	USD	2,380,891	HKD	18,678,100	483
08/16/2022	GS	USD	202,146	HUF	75,000,000	(1,300)
08/16/2022	MSCI	USD	657,866	HUF	244,127,316	(4,104)
08/09/2022	JPM	USD	1,584,072	IDR	23,075,175,000	13
08/09/2022	MSCI	USD	681,271	IDR	9,984,162,000	4,130
06/03/2022	MSCI	USD	2,386,071	INR	185,049,384	(2,764)
06/09/2022	JPM	USD	1,401,861	JPY	178,000,000	(18,900)
06/09/2022	MSCI	USD	7,787,360	JPY	1,009,997,183	59,753
06/21/2022	JPM	USD	10,746,842	JPY	1,366,866,600	(121,747)
08/08/2022	UBSA	USD	268,739	KRW	340,000,000	4,930
07/22/2022	BOA	USD	410,000	MXN	8,302,732	7,791
07/22/2022	MSCI	USD	1,958,271	MXN	39,867,459	47,848
07/18/2022	BCLY	USD	11,389,402	NOK	112,090,448	575,010
07/18/2022	JPM	USD	963,810	NOK	9,300,000	28,861
06/01/2022	MSCI	USD	22,398,517	NZD	34,120,000	(165,927)
06/17/2022	MSCI	USD	965,733	PEN	3,611,200	4,878
08/03/2022	BCLY	USD	227,639	PHP	12,000,000	(133)
07/19/2022	DB	USD	180,079	PLN	800,000	6,104
07/19/2022	GS	USD	280,720	PLN	1,250,000	10,191
07/19/2022	MSCI	USD	409,602	PLN	1,775,992	3,723
06/30/2022	DB	USD	289,221	RON	1,350,000	2,874
06/30/2022	GS	USD	233,316	RON	1,100,000	4,687
06/30/2022	JPM	USD	307,215	RON	1,450,000	6,516
06/07/2022	BCLY	USD	3,988,570	SEK	38,659,413	(29,539)
06/07/2022	JPM	USD	4,700,000	SEK	44,847,433	(107,268)
06/13/2022	GS	USD	193,076	TWD	5,700,000	3,518
08/31/2022	MSCI	USD	228,375	ZAR	3,657,104	3,026

						$2,847,409

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
886	Mini MSCI Emerging Markets	June 2022	47,104,190	(437,302)
747	S&P 500 E-Mini	June 2022	154,302,188	2,819,775
177	SGX Nifty 50	June 2022	5,827,707	(88,521)

			$207,234,085	$2,293,952

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.22%	3 Month CAD CDOR	CAD	134,160,000	06/15/2024	Semi-Annually	(49,568)	(204,621)	(155,053)
3 Month CAD CDOR	3.21%	CAD	18,880,000	06/15/2024	Semi-Annually	—	27,636	27,636
0.31%	CHF - SARON - OIS - COMPOUND	CHF	93,330,000	06/15/2024	Annually	41,704	246,548	204,844
GBP - SONIA - COMPOUND	2.13%	GBP	59,930,000	06/15/2024	Annually	20,156	(370,265)	(390,421)
3 Month SEK STIBOR	2.15%	SEK	96,500,000	06/15/2024	Quarterly	8,498	9,948	1,450
3 Month SEK STIBOR	2.12%	SEK	84,600,000	06/15/2024	Quarterly	—	3,028	3,028
6 Month EURIBOR	1.00%	EUR	66,910,000	06/19/2024	Semi-Annually	(11,479)	(153,329)	(141,850)
1.01%	6 Month EURIBOR	EUR	13,240,000	06/19/2024	Semi-Annually	1,040	27,513	26,473
USD - SOFR - COMPOUND	2.71%	USD	4,800,000	09/21/2024	Annually	278	(7,579)	(7,857)
6 Month AUD BBSW	3.39%	AUD	27,890,000	06/15/2032	Semi-Annually	30,465	(534,216)	(564,681)
6 Month AUD BBSW	3.67%	AUD	3,000,000	06/15/2032	Semi-Annually	—	(7,538)	(7,538)
3.39%	6 Month AUD BBSW	AUD	3,310,000	06/15/2032	Semi-Annually	—	62,905	62,905
3.44%	6 Month AUD BBSW	AUD	4,900,000	06/15/2032	Semi-Annually	—	79,164	79,164
3 Month CAD CDOR	3.15%	CAD	35,470,000	06/15/2032	Semi-Annually	10,270	(514,311)	(524,581)
3.37%	3 Month CAD CDOR	CAD	2,690,000	06/15/2032	Semi-Annually	—	(2,844)	(2,844)
3.48%	3 Month CAD CDOR	CAD	4,300,000	06/15/2032	Semi-Annually	—	(35,647)	(35,647)
3.17%	3 Month CAD CDOR	CAD	3,520,000	06/15/2032	Semi-Annually	—	46,236	46,236
3.12%	3 Month CAD CDOR	CAD	4,300,000	06/15/2032	Semi-Annually	—	69,391	69,391
3.21%	3 Month CAD CDOR	CAD	4,610,000	06/15/2032	Semi-Annually	—	45,769	45,769
3 Month CAD CDOR	3.40%	CAD	1,700,000	06/15/2032	Semi-Annually	—	5,161	5,161
3 Month CAD CDOR	3.53%	CAD	30,700,000	06/15/2032	Semi-Annually	21,989	359,242	337,253
3.25%	3 Month CAD CDOR	CAD	4,570,000	06/15/2032	Semi-Annually	—	33,835	33,835
3.27%	3 Month CAD CDOR	CAD	2,640,000	06/15/2032	Semi-Annually	—	15,583	15,583
CHF - SARON - OIS - COMPOUND	1.25%	CHF	32,050,000	06/15/2032	Annually	26,070	(510,933)	(537,003)
CHF - SARON - OIS - COMPOUND	1.23%	CHF	2,690,000	06/15/2032	Annually	—	(49,573)	(49,573)
CHF - SARON - OIS - COMPOUND	1.26%	CHF	19,210,000	06/15/2032	Annually	(92,578)	(287,131)	(194,553)
1.27%	CHF - SARON - OIS - COMPOUND	CHF	28,170,000	06/15/2032	Annually	—	393,034	393,034
EUR - EuroSTR - COMPOUND	1.34%	EUR	1,810,000	06/15/2032	Annually	—	(41,620)	(41,620)
EUR - EuroSTR - COMPOUND	1.28%	EUR	2,950,000	06/15/2032	Annually	—	(83,794)	(83,794)
EUR - EuroSTR - COMPOUND	1.29%	EUR	2,950,000	06/15/2032	Annually	—	(83,496)	(83,496)
EUR - EuroSTR - COMPOUND	1.40%	EUR	1,730,000	06/15/2032	Annually	—	(28,932)	(28,932)
EUR - EuroSTR - COMPOUND	1.51%	EUR	3,340,000	06/15/2032	Annually	—	(18,025)	(18,025)
1.95%	GBP - SONIA - COMPOUND	GBP	51,420,000	06/15/2032	Annually	(284,209)	1,187,892	1,472,101
1.98%	GBP - SONIA - COMPOUND	GBP	1,570,000	06/15/2032	Annually	—	29,730	29,730
1.87%	GBP - SONIA - COMPOUND	GBP	12,880,000	06/15/2032	Annually	(20,876)	405,723	426,599
GBP - SONIA - COMPOUND	1.99%	GBP	24,940,000	06/15/2032	Annually	(48,972)	(450,483)	(401,511)
GBP - SONIA - COMPOUND	1.96%	GBP	990,000	06/15/2032	Annually	—	(21,707)	(21,707)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps (continued)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.13%	3 Month NZD Bank Bill Rate	NZD	22,560,000	06/15/2032	Quarterly	8,933	(196,698)	(205,631)
2.49%	3 Month SEK STIBOR	SEK	20,700,000	06/15/2032	Quarterly	796	11,997	11,201
3 Month SEK STIBOR	2.28%	SEK	305,890,000	06/15/2032	Quarterly	188,156	(775,756)	(963,912)
2.61%	3 Month SEK STIBOR	SEK	52,600,000	06/15/2032	Quarterly	—	(25,754)	(25,754)
2.56%	3 Month SEK STIBOR	SEK	18,800,000	06/15/2032	Quarterly	—	(908)	(908)
2.56%	3 Month SEK STIBOR	SEK	18,600,000	06/15/2032	Quarterly	—	(1,067)	(1,067)
3 Month SEK STIBOR	2.46%	SEK	30,600,000	06/15/2032	Quarterly	—	(24,976)	(24,976)
2.52%	USD - SOFR - COMPOUND	USD	60,390,000	06/15/2032	Annually	(11,083)	677,298	688,381
USD - SOFR - COMPOUND	2.71%	USD	2,500,000	06/15/2032	Annually	—	13,035	13,035
USD - SOFR - COMPOUND	2.66%	USD	2,050,000	06/15/2032	Annually	—	3,014	3,014
USD - SOFR - COMPOUND	2.53%	USD	2,740,000	06/15/2032	Annually	—	(29,523)	(29,523)
USD - SOFR - COMPOUND	2.52%	USD	6,080,000	06/15/2032	Annually	—	(66,583)	(66,583)
USD - SOFR - COMPOUND	2.46%	USD	3,170,000	06/15/2032	Annually	—	(52,727)	(52,727)
1.75%	6 Month EURIBOR	EUR	13,730,000	06/16/2032	Semi-Annually	52,125	136,693	84,568
1.71%	6 Month EURIBOR	EUR	4,420,000	06/16/2032	Semi-Annually	—	61,631	61,631
6 Month EURIBOR	1.79%	EUR	2,850,000	06/16/2032	Semi-Annually	5,160	(17,009)	(22,169)
6 Month EURIBOR	1.81%	EUR	15,090,000	06/16/2032	Semi-Annually	3,748	(59,970)	(63,718)
CHF - SARON - OIS - COMPOUND	1.34%	CHF	28,240,000	09/21/2032	Annually	—	(407,077)	(407,077)
2.01%	GBP - SONIA - COMPOUND	GBP	25,040,000	09/21/2032	Annually	39,060	448,781	409,721
3 Month SEK STIBOR	2.51%	SEK	20,500,000	09/21/2032	Quarterly	—	(18,829)	(18,829)
2.64%	USD - SOFR - COMPOUND	USD	1,090,000	09/21/2032	Annually	(2,866)	4,398	7,264
2.57%	USD - SOFR - COMPOUND	USD	1,940,000	09/21/2032	Annually	—	19,618	19,618

						$(63,183)	$(658,118)	$(594,935)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket(j)	1 Month Federal Funds Rate minus 0.75%	GS	USD	957,894	07/24/2022	Monthly	—	(46,242)	(46,242)
Total Return on Equity Basket(j)	1 Month Federal Funds Rate minus 0.75%	GS	USD	2,007,149	07/24/2022	Monthly	—	(77,307)	(77,307)
Total Return on Equity Basket(j)	1 Month Federal Funds Rate minus 0.75%	GS	USD	926,403	07/24/2022	Monthly	—	(47,975)	(47,975)
Total Return on Equity Basket(j)	1 Month Federal Funds Rate minus 0.50%	GS	USD	1,682,400	07/24/2022	Monthly	—	(170,798)	(170,798)
Total Return on Equity Basket(j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	525,798	10/18/2022	Monthly	—	11,253	11,253
Total Return on Equity Basket(k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	17,332,339	10/18/2022	Monthly	—	(388,435)	(388,435)
Total Return on Equity Basket(j)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	497,493	10/18/2022	Monthly	—	(33,889)	(33,889)
Total Return on Equity Basket(j)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	8,576,216	05/18/2023	Monthly	—	(694,907)	(694,907)
Total Return on Equity Basket(j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	3,539,455	11/20/2023	Monthly	—	(137,453)	(137,453)
Total Return on Equity Basket(j)	1 Month Federal Funds Rate minus 0.50%	GS	USD	169,632	05/24/2024	Monthly	—	(4,757)	(4,757)

							$—	$(1,590,510)	$(1,590,510)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(k)	The following table represents the individual short positions within the custom equity basket swap as of May 31, 2022:

Shares	Description	% of Equity Basket	Value ($)

1,718,000	Alibaba Health Information Technology Ltd	5.0%	875,099

4,230,000	Alibaba Pictures Group Ltd	2.1%	371,947

3,570,000	China Molybdenum Co Ltd – Class H	9.9%	1,746,827

234,000	China Resources Beer Holdings Co Ltd	8.2%	1,458,445

281,000	Citic Securities Co Ltd – Class H	3.4%	608,183

1,031,000	Cosco Shipping Holdings Co – Class H	10.3%	1,824,264

115,400	Ganfeng Lithium Co Ltd – Class H	8.4%	1,479,145

896,000	Greentown Service Group Co Ltd	5.1%	901,228

43,100	Hong Kong Exchanges and Clearing Ltd	10.5%	1,859,681

885,000	Kingdee International Software Group Co Ltd	9.9%	1,742,809

62,200	Kuaishou Technology	3.4%	602,233

119,600	Microport Scientific Corp	1.3%	236,873

82,000	New World Development Co Ltd	1.8%	312,059

822,800	Sands China Ltd	8.9%	1,572,325

1,546,000	Zijin Mining Group Co Ltd – Class H	11.8%	2,088,181

	TOTAL COMMON STOCKS		$17,679,299

The rates shown on variable rate notes are the current interest rates at May 31, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

ETF- Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

EuroSTR - Euro Short-Term Rate

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

3,679,107	GMO Alternative Allocation Fund, Class VI	66,922,957

1,201,449	GMO Asset Allocation Bond Fund, Class VI	26,203,607

679,051	GMO Emerging Country Debt Fund, Class VI	13,777,954

1,435,292	GMO Emerging Markets ex-China Fund, Class VI	21,357,145

1,978,042	GMO Emerging Markets Fund, Class VI	51,626,885

486,031	GMO High Yield Fund, Class VI	8,763,137

3,373,253	GMO International Equity Fund, Class IV	74,650,098

996,775	GMO-Usonian Japan Value Creation Fund, Class VI	17,463,496

2,972,627	GMO Multi-Sector Fixed Income Fund, Class IV	52,615,502

529,531	GMO Opportunistic Income Fund, Class VI	13,338,897

549,896	GMO Quality Cyclicals Fund, Class VI	13,505,452

336,940	GMO Quality Fund, Class VI	9,060,313

3,274,454	GMO U.S. Equity Fund, Class VI	43,222,791

1,450,886	GMO U.S. Small Cap Value Fund, Class VI	27,450,759

395	GMO U.S. Treasury Fund	1,973

	TOTAL MUTUAL FUNDS (COST $503,028,123)	439,960,966

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

518,267	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	518,267

	TOTAL SHORT-TERM INVESTMENTS (COST $518,267)	518,267

	TOTAL INVESTMENTS — 100.0% (Cost $503,546,390)	440,479,233

	Other Assets and Liabilities (net) — (0.0%)	(52,322)

	TOTAL NET ASSETS — 100.0%	$440,426,911

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares		Description	Value ($)

		MUTUAL FUNDS — 99.9%

		Affiliated Issuers — 99.9%

	384,861	GMO Emerging Markets ex-China Fund, Class VI	5,726,738

	78,556	GMO Emerging Markets Fund, Class VI	2,050,303

	1,542,279	GMO International Equity Fund, Class IV	34,130,639

	180,173	GMO-Usonian Japan Value Creation Fund, Class VI	3,156,635

	168,327	GMO Quality Cyclicals Fund, Class VI	4,134,121

	390,433	GMO Quality Fund, Class VI	10,498,754

	1,139,503	GMO U.S. Equity Fund, Class VI	15,041,437

	428,753	GMO U.S. Small Cap Value Fund, Class VI	8,111,999

		TOTAL MUTUAL FUNDS (COST $82,102,280)	82,850,626

		SHORT-TERM INVESTMENTS — 0.1%

		Money Market Funds — 0.1%

	54,151	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	54,151

		TOTAL SHORT-TERM INVESTMENTS (COST $54,151)	54,151

		TOTAL INVESTMENTS — 100.0% (Cost $82,156,431)	82,904,777

		Other Assets and Liabilities (net) — (0.0%)	(22,853)

		TOTAL NET ASSETS — 100.0%	$82,881,924

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

7,869,649	GMO Emerging Markets ex-China Fund, Class VI	117,100,375

8,991,745	GMO Emerging Markets Fund, Class VI	234,684,545

23,251,061	GMO International Equity Fund, Class IV	514,545,982

3,250,703	GMO-Usonian Japan Value Creation Fund, Class VI	56,952,315

3,011,225	GMO Quality Cyclicals Fund, Class VI	73,955,678

7,742,147	GMO Quality Fund, Class VI	208,186,326

10,464,095	GMO U.S. Equity Fund, Class VI	138,126,055

7,755,731	GMO U.S. Small Cap Value Fund, Class VI	146,738,425

	TOTAL MUTUAL FUNDS (COST $1,618,939,229)	1,490,289,701

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

789,914	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	789,914

	TOTAL SHORT-TERM INVESTMENTS (COST $789,914)	789,914

	TOTAL INVESTMENTS — 100.0% (Cost $1,619,729,143)	1,491,079,615

	Other Assets and Liabilities (net) — (0.0%)	(116,658)

	TOTAL NET ASSETS — 100.0%	$1,490,962,957

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 78.2%

	Australia — 1.5%

97,638	Accent Group Ltd	93,461

120,256	Adairs Ltd (a)	199,925

593,024	Aurizon Holdings Ltd (b)	1,708,336

875,748	Beach Energy Ltd	1,071,439

723,276	BlueScope Steel Ltd	9,378,639

637,821	Brambles Ltd (b)	4,970,838

23,921	Brickworks Ltd	356,236

795,427	Crown Resorts Ltd * (b)	7,323,405

169,783	CSR Ltd	567,517

448,842	Dexus (REIT) (b)	3,371,815

623,851	Fortescue Metals Group Ltd	9,006,567

65,585	GDI Property Group Partnership (REIT)	49,583

304,942	Genworth Mortgage Insurance Australia Ltd	652,482

971,002	GPT Group (The) (REIT) (b)	3,346,626

194,935	GrainCorp Ltd – Class A	1,372,991

107,307	HomeCo Daily Needs (REIT)	103,879

93,120	Incitec Pivot Ltd	234,724

34,626	JB Hi-Fi Ltd (b)	1,141,396

9,457	McMillan Shakespeare Ltd	79,843

435,141	Metcash Ltd (a)	1,342,200

153	Mineral Resources Ltd	6,966

1,988,058	Mirvac Group (REIT) (b)	3,220,126

233,134	Mount Gibson Iron Ltd	114,304

122,346	Rio Tinto Ltd (b)	10,010,014

1,349,547	Scentre Group (REIT) (b)	2,774,881

64,984	Sims Ltd	817,924

14,046	Southern Cross Media Group Ltd	14,334

1,133,956	Stockland (REIT) (b)	3,249,861

19,752	Virtus Health Ltd (a) (b)	114,912

6,491	Woodside Energy Group Ltd	136,936

	Total Australia	66,832,160

	Belgium — 0.4%

6,124	Ackermans & van Haaren NV	1,033,491

117,921	Ageas SA/NV (a)	5,934,821

15,143	AGFA-Gevaert NV * (b)	63,388

30,342	Bekaert SA	1,225,524

2,573	Cie d’Entreprises CFE *	286,670

32,497	Econocom Group SA/NV (b)	127,180

9,299	KBC Group NV	581,269

5,551	Orange Belgium SA *	112,680

47,948	Proximus SADP	826,914

9,044	Sofina SA (a)	2,128,913

56,417	UCB SA	4,977,510

1,032	VGP NV (b)	200,230

	Total Belgium	17,498,590

	Brazil — 1.2%

359,800	Banco do Brasil SA	2,772,380

222,000	Blau Farmaceutica SA *	1,112,674

Shares	Description	Value ($)

	Brazil — continued

32,400	Cia de Saneamento do Parana	136,825

19,300	Cia Paranaense de Energia Sponsored ADR (b)	146,873

14,800	CPFL Energia SA	104,946

47,800	Itau Unibanco Holding SA	225,294

68,900	JBS SA	516,110

1,504,700	Marfrig Global Foods SA	4,948,598

718,400	Petroleo Brasileiro SA Sponsored ADR	9,971,392

136,200	Ser Educacional SA	229,267

908,500	Telefonica Brasil SA	9,758,745

272,000	Telefonica Brasil SA ADR	2,921,280

3,550,300	TIM SA	10,757,240

14,700	TIM SA ADR	219,324

114,400	Transmissora Alianca de Energia Eletrica SA	971,999

130,519	Vale SA	2,367,580

898,700	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,849,714

1,092,400	Vibra Energia SA	4,468,392

	Total Brazil	54,478,633

	Canada — 2.5%

34,600	Bank of Montreal (a)	3,763,778

40,300	Baytex Energy Corp *	222,075

16,500	Birchcliff Energy Ltd	148,713

150,800	BlackBerry Ltd * (b)	912,340

165,310	Brookfield Asset Management Inc – Class A (b)	8,364,686

18,000	Canaccord Genuity Group Inc	148,713

84,800	Canadian Apartment Properties (REIT) (b)	3,318,654

40,900	Canadian Tire Corp Ltd – Class A (b)	5,619,324

59,000	Canfor Corp * (a)	1,248,709

8,200	Canfor Pulp Products Inc * (a)	34,360

118,100	Celestica Inc * (c)	1,305,323

44,600	Celestica Inc * (c)	491,938

5,700	Cenovus Energy Inc (c)	132,130

36,600	Cenovus Energy Inc (c)	848,022

9,800	Cogeco Inc (a)	603,953

56,000	Corus Entertainment Inc – Class B	197,905

12,000	DREAM Unlimited Corp – Class A	420,002

7,700	Enerplus Corp (c)	114,268

1,600	Enerplus Corp (a) (c)	23,731

1,300	Fairfax Financial Holdings Ltd	721,478

45,300	Finning International Inc	1,204,084

12,200	iA Financial Corp Inc	633,511

35,900	Imperial Oil Ltd (c)	1,990,655

11,600	Imperial Oil Ltd (a) (c)	635,370

61,700	Interfor Corp *	1,642,927

17,309	International Petroleum Corp *	184,141

92,300	Magna International Inc	5,989,630

195,100	Manulife Financial Corp (a) (b) (c)	3,614,020

35,700	Manulife Financial Corp (b) (c)	661,521

5,400	Morguard North American Residential Real Estate Investment Trust	75,951

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

117,357	Nutrien Ltd (b)	11,405,927

48,900	Onex Corp	2,917,724

56,600	Parex Resources Inc (a)	1,253,402

154,700	Power Corp of Canada	4,467,874

56,200	PrairieSky Royalty Ltd (a)	841,545

153,100	Quebecor Inc – Class B (a)	3,473,906

6,500	Russel Metals Inc (a)	163,007

662,840	Shaw Communications Inc – Class B (b)	18,781,820

3,000	Spin Master Corp *	107,183

21,400	Tamarack Valley Energy Ltd (a)	89,332

254,500	Teck Resources Ltd – Class B (c)	10,551,433

89,300	Teck Resources Ltd – Class B (c)	3,709,522

25,200	Topaz Energy Corp (a)	470,987

11,800	Transat AT Inc – Class B * (a)	38,343

5,000	Uni-Select Inc * (a)	114,085

10,800	Wajax Corp	202,962

69,000	West Fraser Timber Co Ltd	6,366,209

19,100	Westshore Terminals Investment Corp (b)	546,642

	Total Canada	110,773,815

	Chile — 0.1%

49,497	Aguas Andinas SA – Class A	10,380

433,784	Banco de Chile	45,152

5,213,496	Banco Santander Chile	260,760

12,600	Banco Santander Chile ADR	250,614

6,508	CAP SA	83,312

96,750	Cencosud SA	155,086

107,776	Cencosud Shopping SA	114,746

22,400	Cia Cervecerias Unidas SA Sponsored ADR	313,824

7,163,360	Colbun SA	534,819

3,637	Empresas COPEC SA	28,876

504,250	Enel Americas SA	54,586

551,722	Falabella SA	1,615,521

62,938	Inversiones La Construccion SA	237,623

	Total Chile	3,705,299

	China — 7.0%

2,251,720	361 Degrees International Ltd *	1,125,441

158,000	7Road Holdings Ltd *	52,427

175,000	A-Living Smart City Services Co Ltd	278,998

272,000	Agile Group Holdings Ltd	115,320

40,957,280	Agricultural Bank of China Ltd – Class H	15,596,492

22,000	AK Medical Holdings Ltd (a)	13,054

130,000	Akeso Inc *	269,399

454,841	Alibaba Group Holding Ltd *	5,462,744

21,600	Alibaba Group Holding Ltd Sponsored ADR *	2,074,680

199,100	Angang Steel Co Ltd – Class A	103,372

76,000	Angang Steel Co Ltd – Class H	32,103

110,000	Anhui Conch Cement Co Ltd – Class H	557,157

42,920	ANTA Sports Products Ltd	486,695

75,390	Autohome Inc ADR	2,739,673

Shares	Description	Value ($)

	China — continued

39,960	Autohome Inc – Class A	354,681

7,093,000	BAIC Motor Corp Ltd – Class H	2,276,129

12,700	Baidu Inc Sponsored ADR * (b)	1,782,445

2,234,996	Bank of China Ltd – Class A	1,070,770

34,229,560	Bank of China Ltd – Class H	13,683,994

15,857,416	Bank of Communications Co Ltd – Class H	10,799,949

435,000	Beijing Enterprises Holdings Ltd	1,522,885

360,220	BYD Electronic International Co Ltd (a)	799,457

1,530,000	China BlueChemical Ltd – Class H	538,227

326,500	China Bohai Bank Co Ltd – Class H	54,020

11,555,000	China Cinda Asset Management Co Ltd – Class H	1,958,320

7,135,893	China Communications Services Corp Ltd – Class H	3,341,652

9,411,513	China Construction Bank Corp – Class H	6,976,903

603,000	China Datang Corp Renewable Power Co Ltd – Class H	209,661

2,419,480	China Dongxiang Group Co Ltd	132,433

327,000	China Education Group Holdings Ltd	225,797

11,684,000	China Energy Engineering Corp Ltd – Class H (a)	1,606,918

3,313,000	China Everbright Environment Group Ltd	1,991,657

3,622,200	China Feihe Ltd	3,655,814

3,659,000	China Greenfresh Group Co Ltd (e)	—

231,000	China High Speed Transmission Equipment Group Co Ltd – Class H *	132,142

4,800,500	China Hongqiao Group Ltd (a)	5,949,840

1,737,480	China Lesso Group Holdings Ltd	2,230,907

410,000	China Lilang Ltd	197,774

718,600	China Longyuan Power Group Corp Ltd – Class H	1,530,198

2,224,925	China Medical System Holdings Ltd	3,287,704

49,413	China Merchants Bank Co Ltd – Class A	293,541

1,028,600	China Molybdenum Co Ltd – Class A	733,191

2,198,000	China National Building Material Co Ltd – Class H	2,772,498

355,520	China Oriental Group Co Ltd	93,200

1,923,000	China Overseas Grand Oceans Group Ltd	979,431

3,889,500	China Overseas Land & Investment Ltd	11,286,920

3,624,695	China Petroleum & Chemical Corp – Class A	2,413,234

28,802,000	China Petroleum & Chemical Corp – Class H	13,795,083

15,650,000	China Railway Group Ltd – Class H	10,816,627

629,000	China Railway Signal & Communication Corp Ltd – Class H	223,321

4,211,320	China Reinsurance Group Corp – Class H	370,371

96,160	China Resources Gas Group Ltd	402,325

508,640	China Resources Land Ltd	2,263,812

4,952,000	China Resources Pharmaceutical Group Ltd	2,734,903

433,297	China Shenhua Energy Co Ltd – Class A	2,206,491

515,000	China Shenhua Energy Co Ltd – Class H	1,719,906

340,000	China Shineway Pharmaceutical Group Ltd	255,717

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	China — continued

2,586,000	China South City Holdings Ltd	217,187

2,426,000	China State Construction International Holdings Ltd	2,851,256

53,995	China Suntien Green Energy Corp Ltd – Class A	98,751

115,000	China Suntien Green Energy Corp Ltd – Class H	67,005

6,330,000	China Traditional Chinese Medicine Holdings Co Ltd	3,341,580

13,000	China Yuchai International Ltd	136,500

4,237,600	China Zhongwang Holdings Ltd * (a) (d)	907,224

9,139,000	CITIC Ltd	10,249,449

8,836,000	CSPC Pharmaceutical Group Ltd	9,441,043

7,976,000	Dongfeng Motor Group Co Ltd – Class H	6,263,934

102,160	ENN Energy Holdings Ltd	1,563,051

1,730,000	Fosun International Ltd	1,754,126

3,570,000	GOME Retail Holdings Ltd *	177,478

142,040	Greenland Hong Kong Holdings Ltd	27,336

134,080	Guangdong Investment Ltd	169,060

578,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	1,612,812

4,822,000	Guangzhou R&F Properties Co Ltd – Class H (a)	1,709,911

574,900	Hello Group Inc Sponsored ADR	3,495,392

794,444	Hisense Home Appliances Group Co Ltd – Class A	1,475,363

425,000	Hisense Home Appliances Group Co Ltd – Class H	441,987

247,310	Hopson Development Holdings Ltd (a)	402,877

114,000	Huabao International Holdings Ltd	61,307

88	Industrial & Commercial Bank of China Ltd – Class A	62

3,556,696	Industrial & Commercial Bank of China Ltd – Class H	2,129,822

1,482,163	Inner Mongolia Eerduosi Resources Co Ltd – Class A	6,061,750

3,898	JD.com Inc – Class A	109,496

850,500	Kingboard Holdings Ltd	4,069,130

55,260	Kingboard Laminates Holdings Ltd	92,683

270,000	Kunlun Energy Co Ltd	231,412

522,000	KWG Group Holdings Ltd	163,882

34,000	KWG Living Group Holdings Ltd	10,592

228,000	Lee & Man Paper Manufacturing Ltd	110,712

1,007,100	Legend Holdings Corp – Class H	1,193,567

9,818,000	Lenovo Group Ltd	9,673,757

249,600	Livzon Pharmaceutical Group Inc – Class H	798,198

2,521,640	Lonking Holdings Ltd	657,855

9,471,000	Metallurgical Corp of China Ltd – Class H	2,389,668

148,000	MMG Ltd *	62,718

55,000	NetDragon Websoft Holdings Ltd	110,517

15,668	NetEase Inc	327,679

15,732	NetEase Inc ADR (b)	1,631,880

4,000	Newborn Town Inc * (a)	1,374

2,237,000	Nexteer Automotive Group Ltd	1,444,423

Shares	Description	Value ($)

	China — continued

87,000	PetroChina Co Ltd ADR	4,540,530

2,756,474	PetroChina Co Ltd – Class A	2,313,885

10,374,000	PetroChina Co Ltd – Class H	5,462,924

11,915,720	PICC Property & Casualty Co Ltd – Class H	11,538,672

1,182,500	Ping An Insurance Group Co of China Ltd – Class H	7,571,343

754,000	Poly Property Group Co Ltd	180,523

3,540,926	Postal Savings Bank of China Co Ltd – Class A	2,793,432

1,945,000	Powerlong Real Estate Holdings Ltd (a)	522,478

98,000	Road King Infrastructure Ltd	75,496

2,215,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	3,607,550

3,118,000	Shimao Group Holdings Ltd (a) (d)	1,756,239

217,000	Sihuan Pharmaceutical Holdings Group Ltd (a)	31,185

1,787,500	Sino-Ocean Land Holdings Ltd	316,471

2,030,540	Sinopec Engineering Group Co Ltd – Class H	1,036,399

3,659,200	Sinopharm Group Co Ltd – Class H	9,050,784

2,071,440	Sinotruk Hong Kong Ltd	2,937,862

6,076,000	Skyworth Group Ltd	3,100,070

353,000	Sun Art Retail Group Ltd	105,984

30,000	Sun King Technology Group Ltd	9,069

5,905,000	Sunac China Holdings Ltd (a) (d)	3,446,439

737,000	Sunac Services Holdings Ltd *	396,825

91,672	Sunny Optical Technology Group Co Ltd	1,446,744

2,029,000	TCL Electronics Holdings Ltd	991,445

198,237	Tencent Holdings Ltd	9,063,071

15,092	Tencent Holdings Ltd ADR (b)	687,290

16,100	Tencent Music Entertainment Group ADR *	67,298

844,000	Tianjin Port Development Holdings Ltd	67,581

1,126,000	Tianneng Power International Ltd (a)	1,076,167

16,000	Truly International Holdings Ltd	4,594

66,500	Venus MedTech Hangzhou Inc – Class H *	114,619

585,300	Vipshop Holdings Ltd ADR *	5,443,290

674,000	Weimob Inc *	405,851

108,000	West China Cement Ltd	16,379

47,500	Xiabuxiabu Catering Management China Holdings Co Ltd	21,786

49,350	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	96,940

295,500	Zhongsheng Group Holdings Ltd	2,095,654

301,100	Zijin Mining Group Co Ltd – Class A	451,820

	Total China	309,158,898

	Czech Republic — 0.0%

189,291	Moneta Money Bank AS	630,106

627	Philip Morris CR AS	464,543

	Total Czech Republic	1,094,649

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Denmark — 0.5%

878	AP Moller – Maersk A/S – Class A (b)	2,534,224

1,841	AP Moller – Maersk A/S – Class B (b)	5,394,833

4,004	Carlsberg A/S – Class B	509,656

413,989	Danske Bank A/S	6,773,354

17,339	Matas A/S	239,918

55,491	Pandora A/S	4,482,884

50,473	Scandinavian Tobacco Group A/S	1,084,245

	Total Denmark	21,019,114

	Egypt — 0.0%

208,820	Commercial International Bank Egypt SAE	463,232

713,067	Eastern Co SAE	405,813

402,551	Fawry for Banking & Payment Technology Services SAE *	88,562

56,312	Medinet Nasr Housing	6,283

32,198	Misr Fertilizers Production Co SAE	176,909

	Total Egypt	1,140,799

	Finland — 0.4%

29,503	Kesko Oyj – B Shares	738,665

126,248	Neste Oyj	5,798,941

1,267,287	Nokia Oyj	6,369,283

290,600	Outokumpu Oyj	1,677,780

5,821	Sanoma Oyj	78,245

148,699	Stora Enso Oyj – R Shares	2,884,446

	Total Finland	17,547,360

	France — 1.7%

50,197	ALD SA (b)	697,209

331	Alten SA (b)	44,186

30,056	APERAM SA	1,244,664

206,736	ArcelorMittal SA	6,619,089

2,727	Arkema SA	330,155

1,788	Axway Software SA	32,647

184,580	BNP Paribas SA (a)	10,564,543

1,836	Boiron SA	86,734

909	Caisse Regionale de Credit Agricole Mutuel Nord de France	16,439

91,187	Cie de Saint-Gobain (b)	5,405,001

13,630	CNP Assurances	305,877

97,498	Coface SA	1,150,274

136,078	Derichebourg SA	1,097,575

4,644	Eramet SA *	703,746

350	Euroapi SA *	5,088

694	Groupe Crit (a)	48,127

989	HEXAOM	30,275

37,424	Ipsen SA	3,747,097

33,158	IPSOS	1,610,879

8,995	Kering SA (b)	4,947,534

11,923	LVMH Moet Hennessy Louis Vuitton SE (b)	7,697,799

Shares	Description	Value ($)

	France — continued

4,309	Mersen SA	151,819

66,554	Metropole Television SA	1,163,420

116,759	Publicis Groupe SA	6,395,647

38,448	Quadient SA	801,560

2,190	Rothschild & Co	86,473

86,083	Safran SA (b)	8,919,152

8,031	Sanofi (b)	859,380

15,291	Societe BIC SA	873,804

276,173	Societe Generale SA (a)	7,442,178

28,200	STMicroelectronics NV – NY Shares	1,130,256

1,570	Synergie SE	58,504

154,936	Television Francaise 1	1,285,063

2,003	TotalEnergies SE (b) (c)	118,132

5,259	TotalEnergies SE (c)	311,244

	Total France	75,981,570

	Germany — 1.2%

21,598	ADVA Optical Networking SE *	330,088

279	Amadeus Fire AG	40,772

12,916	Aurubis AG	1,220,059

76,941	Bayer AG (Registered) (b)	5,504,975

57,750	Bayerische Motoren Werke AG	5,017,250

57,385	Beiersdorf AG	5,956,061

933	Cewe Stiftung & Co KGaA	90,095

44,360	Deutsche Pfandbriefbank AG	494,509

2,151	Draegerwerk AG & Co KGaA	96,616

4,253	Elmos Semiconductor SE	215,086

82,139	Fresenius SE & Co KGaA (b)	2,817,241

4,837	Hamburger Hafen und Logistik AG (b)	84,917

89,706	HeidelbergCement AG	5,239,117

8,218	Hornbach Holding AG & Co KGaA	1,037,586

1,035	HUGO BOSS AG	55,696

172,535	Kloeckner & Co SE *	2,148,677

126,341	Mercedes-Benz Group AG (b)	9,002,984

21,064	Merck KGaA (b)	3,971,590

5,191	RTL Group SA	240,632

29,861	Salzgitter AG *	1,223,639

23,831	SAP SE (b)	2,388,985

21,889	Siltronic AG	2,134,116

3,559	Traton SE	65,704

7,866	Volkswagen AG (b)	1,782,979

813	Wuestenrot & Wuerttembergische AG	14,859

	Total Germany	51,174,233

	Greece — 0.0%

19,331	Hellenic Telecommunications Organization SA	366,606

29,769	JUMBO SA	494,791

	Total Greece	861,397

	Hong Kong — 0.8%

240,500	ASM Pacific Technology Ltd	2,189,682

197,000	Bank of East Asia Ltd (The)	285,269

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

130,000	Chow Sang Sang Holdings International Ltd	140,546

983,000	CITIC Telecom International Holdings Ltd	333,176

102,000	CK Asset Holdings Ltd (b)	665,061

1,054,500	CK Hutchison Holdings Ltd	7,469,679

1,170,000	CSI Properties Ltd	26,845

274,400	Dah Sing Banking Group Ltd	238,248

80,800	Dah Sing Financial Holdings Ltd	239,202

1,376,000	First Pacific Co Ltd	602,679

616,523	Galaxy Entertainment Group Ltd	3,284,189

254,000	Giordano International Ltd	49,491

800,000	HKT Trust & HKT Ltd – Class SS	1,101,461

517,000	IGG Inc	208,758

243,500	Johnson Electric Holdings Ltd	317,103

443,000	K Wah International Holdings Ltd	167,652

148,000	Kerry Logistics Network Ltd	337,920

240,000	Kerry Properties Ltd	622,058

65,000	Luk Fook Holdings International Ltd	150,800

20,000	Orient Overseas International Ltd (b)	613,398

783,000	Pacific Textiles Holdings Ltd	359,636

1,222,000	PAX Global Technology Ltd	965,068

740,000	PCCW Ltd	403,497

367,500	Power Assets Holdings Ltd (b)	2,399,479

636,000	Shun Tak Holdings Ltd *	131,917

350,000	Singamas Container Holdings Ltd	57,976

63,000	SITC International Holdings Co Ltd	237,921

139,500	SmarTone Telecommunications Holdings Ltd	73,893

246,000	Sun Hung Kai & Co Ltd	114,051

107,000	Sun Hung Kai Properties Ltd (b)	1,308,189

139,500	Swire Pacific Ltd – Class A (b)	846,384

40,000	TAI Cheung Holdings Ltd	22,978

137,500	Texhong Textile Group Ltd	148,352

414,000	VPower Group International Holdings Ltd – Class H (a)	47,574

632,000	VSTECS Holdings Ltd	521,206

192,600	VTech Holdings Ltd	1,439,204

6,322,000	WH Group Ltd	4,834,225

872,920	Xinyi Glass Holdings Ltd	2,206,432

274,500	Yue Yuen Industrial Holdings Ltd *	399,009

	Total Hong Kong	35,560,208

	Hungary — 0.1%

71,370	MOL Hungarian Oil & Gas Plc	512,065

151,140	OTP Bank Nyrt Plc	3,600,500

2,829	Richter Gedeon Nyrt	55,345

	Total Hungary	4,167,910

	India — 2.4%

140,370	Adani Power Ltd *	580,086

491,260	Arvind Ltd *	626,877

59,521	Asian Paints Ltd	2,177,225

Shares	Description	Value ($)

	India — continued

190,826	Axis Bank Ltd *	1,671,877

15,336	Bajaj Consumer Care Ltd	26,836

2,495	Balrampur Chini Mills Ltd	12,918

33,114	Bharat Electronics Ltd	99,706

47,672	Bharat Petroleum Corp Ltd	200,743

343,628	Brightcom Group Ltd	282,975

2,576	Chambal Fertilizers and Chemicals Ltd	12,013

5,608	Clean Science & Technology Ltd *	124,235

973,594	Coal India Ltd	2,426,310

861	Colgate-Palmolive India Ltd	18,002

4,506	Coromandel International Ltd	54,790

4,217	Cummins India Ltd	55,081

3	Cyient Ltd	30

129,948	Dhampur Bio Organics Ltd * (d)	56,658

116,889	Dhampur Sugar Mills Ltd	372,580

2,693	Emami Ltd	14,348

26,184	Engineers India Ltd	21,077

1,507	Finolex Cables Ltd	7,135

7,780	Finolex Industries Ltd	15,624

2,063,517	GAIL India Ltd	3,905,326

54,274	Glenmark Pharmaceuticals Ltd	273,632

38,877	Grasim Industries Ltd	710,036

22,500	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	191,536

360,588	Gujarat State Fertilizers & Chemicals Ltd	776,506

17,047	Gujarat State Petronet Ltd	55,606

214,560	HCL Technologies Ltd	2,862,663

26,342	HDFC Asset Management Co Ltd	640,430

74,215	HDFC Bank Ltd	1,312,696

4,400	HDFC Bank Ltd ADR	253,308

692,346	Hindalco Industries Ltd	3,804,535

29,348	Hindustan Aeronautics Ltd	688,895

443,507	Hindustan Petroleum Corp Ltd	1,295,600

55,652	Hindustan Zinc Ltd	214,900

58,825	Housing Development Finance Corp Ltd	1,722,797

273,550	ICICI Bank Ltd	2,619,161

9,500	ICICI Bank Ltd Sponsored ADR	182,875

34,480	Indiabulls Housing Finance Ltd	51,796

764,123	Indian Oil Corp Ltd	1,141,723

96,346	Indus Towers Ltd	248,981

34	Infosys Ltd	659

238,800	Infosys Ltd Sponsored ADR (b)	4,503,768

4,282,308	ITC Ltd	14,902,621

5,418	Jindal Stainless Hisar Ltd *	15,400

779,899	Karnataka Bank Ltd (The)	670,846

20,592	Mahanagar Gas Ltd	200,094

19,623	Manappuram Finance Ltd	23,969

14,496	Marico Ltd	99,279

52,816	Mindtree Ltd	2,066,943

755,407	National Aluminium Co Ltd	933,516

48,149	NBCC India Ltd	20,522

135,691	NCC Ltd	111,502

95,315	NHPC Ltd	41,442

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	India — continued

1,677,720	NMDC Ltd	2,726,931

1,765,562	NTPC Ltd	3,577,836

76	Oberoi Realty Ltd *	781

8,019,647	Oil & Natural Gas Corp Ltd	15,670,893

758	Oracle Financial Services Software Ltd	32,077

95,208	Petronet LNG Ltd	278,755

1,887	PNC Infratech Ltd	5,819

438	Polyplex Corp Ltd	13,402

2,396,183	Power Finance Corp Ltd	3,424,697

516,910	Power Grid Corp of India Ltd	1,541,851

13,987	Prestige Estates Projects Ltd	76,900

97,251	PTC India Ltd	110,737

132,791	Rajesh Exports Ltd	921,107

2,359,270	REC Ltd	3,619,775

405,953	Redington India Ltd	676,907

629	Reliance Industries Ltd	21,117

2,942	Sobha Ltd	20,799

596,172	Sun Pharmaceutical Industries Ltd	6,628,343

19,478	Sun TV Network Ltd	110,888

643	Supreme Industries Ltd	15,102

69,113	Tata Consultancy Services Ltd	2,980,849

312,310	Tata Steel Ltd	4,242,283

73,172	Titan Co Ltd	2,153,915

3,509	Triveni Engineering & Industries Ltd	13,117

746,867	TV18 Broadcast Ltd *	384,038

128,580	Vardhman Textiles Ltd	474,920

57,959	Welspun Corp Ltd	171,177

21	Zensar Technologies Ltd	82

	Total India	105,295,787

	Indonesia — 0.5%

4,053,200	Adaro Energy Indonesia Tbk PT	909,686

14,500	AKR Corporindo Tbk PT	1,112

17,632,200	Bank Central Asia Tbk PT	9,329,216

4,040,400	Bank Mandiri Persero Tbk PT	2,357,275

308,981	Bank Negara Indonesia Persero Tbk PT	194,121

3,007,300	Bank Pembangunan Daerah Jawa Timur Tbk PT	160,845

17,521,000	Bank Rakyat Indonesia Persero Tbk PT	5,550,233

858,600	Bukit Asam Tbk PT	266,687

81,100	Indika Energy Tbk PT *	16,091

349,800	Indo Tambangraya Megah Tbk PT	842,121

238,100	Indocement Tunggal Prakarsa Tbk PT	158,684

1,459,000	Kalbe Farma Tbk PT	167,535

5,089,000	Media Nusantara Citra Tbk PT	337,867

41,707,300	Panin Financial Tbk PT *	800,777

3,082,868	Telkom Indonesia Persero Tbk PT	910,160

90,800	United Tractors Tbk PT	195,380

	Total Indonesia	22,197,790

	Ireland — 0.4%

37,163	AIB Group Plc	99,506

756,072	Bank of Ireland Group Plc	5,108,077

Shares	Description	Value ($)

	Ireland — continued

9,400	CRH Plc Sponsored ADR (b)	390,006

43,296	Glanbia Plc	502,184

244,384	Hibernia REIT Plc	419,553

7,783	Kingspan Group Plc	640,742

38,104	Origin Enterprises Plc	182,339

31,131	Permanent TSB Group Holdings Plc *	48,855

194,970	Ryanair Holdings Plc *	2,986,538

52,276	Ryanair Holdings Plc Sponsored ADR * (b)	4,558,467

91,389	Smurfit Kappa Group Plc (c)	3,694,396

11,897	Smurfit Kappa Group Plc (c)	482,643

	Total Ireland	19,113,306

	Israel — 0.5%

268,799	Bank Leumi Le-Israel BM	2,676,326

2,124	First International Bank of Israel Ltd (The)	81,894

11,409	Isracard Ltd	48,448

836,336	Oil Refineries Ltd	353,057

749,000	Teva Pharmaceutical Industries Ltd Sponsored ADR *	6,815,900

251,430	Tower Semiconductor Ltd *	12,134,012

	Total Israel	22,109,637

	Italy — 0.8%

25,505	ACEA SPA (b)	463,634

62,754	Anima Holding SPA	302,541

52,995	Arnoldo Mondadori Editore SPA	105,361

55,946	Banca IFIS SPA	1,020,903

175,429	Banco BPM SPA	612,787

60,403	Credito Emiliano SPA	391,646

287	De’ Longhi SPA	6,971

185,561	Enel SPA (b)	1,205,613

15,389	Eni SPA	233,076

4,000	Eni SpA Sponsored ADR	121,200

16,855	Esprinet SPA	147,382

183,172	EXOR NV (a)	13,529,336

100,916	IMMSI SPA (a)	46,548

420,743	Italgas SPA (b)	2,716,994

196,380	Leonardo SPA *	2,114,486

1,097	Prima Industrie SPA (a)	18,160

1,858	Sabaf SPA	50,883

4,481	Salcef SPA	93,467

253,272	Stellantis NV	3,799,886

12,652,186	Telecom Italia SPA	4,046,262

2,188,843	Telecom Italia SPA – RSP	669,408

10,058	Unieuro SPA (a)	192,728

589,054	Unipol Gruppo SPA	3,152,254

	Total Italy	35,041,526

	Japan — 11.7%

28,600	ADEKA Corp	558,686

513,000	Aeon Mall Co Ltd	6,193,461

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

162,200	AGC Inc	6,101,257

15,500	Aichi Corp	105,996

50,900	Aisin Corp	1,666,446

193,200	Amano Corp	3,742,059

29,500	AOKI Holdings Inc	153,459

122,900	Arcs Co Ltd	1,841,642

881,600	Asahi Kasei Corp	7,122,934

94,100	Astellas Pharma Inc (b)	1,502,863

9,100	Bando Chemical Industries Ltd	63,434

182,400	Brother Industries Ltd	3,357,035

900	Calbee Inc	16,657

5,600	Canon Electronics Inc	67,136

158,700	Canon Inc (a)	4,030,316

4,100	Canon Inc Sponsored ADR	104,099

19,700	Canon Marketing Japan Inc	460,837

4,800	Central Glass Co Ltd	104,553

4,000	Chiyoda Integre Co Ltd (a)	60,479

276,100	Chugoku Marine Paints Ltd (a)	1,823,490

178,600	Citizen Watch Co Ltd	760,794

9,600	CONEXIO Corp	103,194

104,600	Dai Nippon Printing Co Ltd	2,393,255

13,700	Dai Nippon Toryo Co Ltd	80,372

4,000	Dai-Dan Co Ltd	63,572

4,800	Daiichi Jitsugyo Co Ltd	121,641

2,800	Daito Pharmaceutical Co Ltd (a)	56,753

132,800	Daiwa House Industry Co Ltd (b)	3,198,375

705,000	Daiwabo Holdings Co Ltd	9,412,996

262,400	Denka Co Ltd	6,510,512

5,200	Dentsu Group Inc (a)	173,118

2,000	Dowa Holdings Co Ltd	73,171

5,000	Eizo Corp	134,295

476,300	EXEO Group Inc	7,626,702

202,800	Ezaki Glico Co Ltd (a)	5,861,706

8,200	FJ Next Holdings Co Ltd	67,730

355,200	Fuji Corp	6,083,567

23,800	Fuji Electric Co Ltd	1,116,138

3,800	Fuji Pharma Co Ltd	27,253

6,300	FUJIFILM Holdings Corp	347,000

1,200	Fujitsu Ltd (b)	180,183

6,800	Furuno Electric Co Ltd (a)	53,050

7,800	Furyu Corp	62,976

13,100	G-7 Holdings Inc (a)	144,002

21,800	Hanwa Co Ltd	503,900

556,894	Haseko Corp	6,643,244

53,200	Hazama Ando Corp	325,378

5,900	Heiwado Co Ltd	86,093

2,700	Hochiki Corp	25,524

123,500	Hogy Medical Co Ltd	2,922,266

482,100	Honda Motor Co Ltd	12,004,370

42,000	Hosiden Corp	397,391

3,400	Hosokawa Micron Corp	69,153

5,900	Hyakujushi Bank Ltd (The)	79,401

65,000	Idemitsu Kosan Co Ltd	1,753,198

Shares	Description	Value ($)

	Japan — continued

90,400	Iida Group Holdings Co Ltd	1,426,078

17,200	Inabata & Co Ltd	295,600

1,045,800	Inpex Corp	13,418,685

99,900	Isuzu Motors Ltd	1,172,381

394,200	ITOCHU Corp (b)	11,307,834

1,300	Itochu-Shokuhin Co Ltd	47,106

58,500	Itoham Yonekyu Holdings Inc	292,077

29,400	Itoki Corp	90,471

15,600	Jaccs Co Ltd	405,774

302,900	Japan Tobacco Inc (b)	5,513,367

444,500	JFE Holdings Inc	5,468,303

274,200	JVCKenwood Corp	405,058

776,500	K’s Holdings Corp	7,763,451

11,500	Kaga Electronics Co Ltd	276,756

279,900	Kajima Corp	3,007,913

13,400	Kamei Corp	110,215

29,300	Kandenko Co Ltd	182,293

13,200	Kaneka Corp	338,768

308,600	Kanematsu Corp	3,127,891

6,700	Kanto Denka Kogyo Co Ltd	48,270

416,200	KDDI Corp	14,519,589

30,400	Kinden Corp	349,851

21,300	Kintetsu World Express Inc (b)	690,663

469,700	Kirin Holdings Co Ltd	7,265,544

19,400	Kitz Corp	101,865

7,279	Kohnan Shoji Co Ltd	206,612

40,300	Komeri Co Ltd	860,971

193,800	Konoike Transport Co Ltd (b)	1,752,805

1,700	Krosaki Harima Corp	56,618

2,400	Kureha Corp	190,262

11,300	Kyokuto Kaihatsu Kogyo Co Ltd	120,543

9,500	Kyosan Electric Manufacturing Co Ltd	32,750

277,300	Kyudenko Corp	5,744,091

17,500	Lintec Corp	325,878

16,000	Macnica Fuji Electronics Holdings Inc	352,330

221,700	Macromill Inc	1,718,579

271,500	Mandom Corp	2,989,404

295,800	Marubeni Corp (b)	3,100,964

282,900	Maruichi Steel Tube Ltd	6,528,250

5,400	Maruzen Showa Unyu Co Ltd	128,406

225,600	Maxell Ltd	2,202,504

29,600	MCJ Co Ltd	199,455

86,000	Mebuki Financial Group Inc	163,677

47,100	MEIJI Holdings Co Ltd	2,320,683

1,600	Melco Holdings Inc	45,597

225,600	Mitsubishi Corp (b)	7,785,893

5,300	Mitsubishi Research Institute Inc (b)	169,737

5,400	Mitsubishi Shokuhin Co Ltd	130,305

978,200	Mitsubishi UFJ Financial Group Inc	5,564,981

11,100	Mitsuboshi Belting Ltd	240,736

58,400	Mitsui & Co Ltd (b)	1,466,924

12,600	Mitsui DM Sugar Holdings Co Ltd	181,738

167,100	Mitsui OSK Lines Ltd (b)	4,440,424

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

13,900	Modec Inc (a)	140,965

233,900	Morinaga & Co Ltd	7,122,454

206,700	MS&AD Insurance Group Holdings Inc	6,576,439

13,800	MTI Ltd	49,160

193,500	NEC Corp (b)	7,772,487

66,800	NGK Spark Plug Co Ltd	1,265,591

263,100	NH Foods Ltd	8,019,302

17,900	Nichias Corp	313,325

14,800	Nichiha Corp	276,030

8,400	Nichireki Co Ltd	85,130

160,800	Nikon Corp	1,995,255

5,300	Nippn Corp	64,420

4,200	Nippon Densetsu Kogyo Co Ltd	51,738

345,300	Nippon Steel Corp	6,017,417

7,600	Nippon Steel Trading Corp	316,560

106,400	Nippon Suisan Kaisha Ltd	430,596

477,300	Nippon Telegraph & Telephone Corp (b)	14,582,662

102,300	Nippon Television Holdings Inc	966,965

7,100	Nisshin Oillio Group Ltd (The)	163,797

3,800	Nissin Corp	49,917

19,500	Nissin Electric Co Ltd	222,224

20,600	Nojima Corp	469,683

700	Nomura Real Estate Holdings Inc (b)	17,506

3,800	Noritake Co Ltd	124,554

833,200	Obayashi Corp	5,899,195

12,400	Okamura Corp	105,917

36,500	Organo Corp	2,769,969

160,000	ORIX Corp	3,041,828

5,600	Osaka Soda Co Ltd	130,372

7,700	Osaki Electric Co Ltd	30,084

273,000	Pacific Industrial Co Ltd	2,255,785

1,052,000	Penta-Ocean Construction Co Ltd	5,173,959

9,100	Prima Meat Packers Ltd	149,010

8,000	Proto Corp	61,661

20,300	Raito Kogyo Co Ltd	264,553

54,300	Resona Holdings Inc	204,141

72,100	Rohm Co Ltd	5,893,137

43,000	San-A Co Ltd	1,311,716

21,600	Sanki Engineering Co Ltd	242,865

219,700	Sankyu Inc (b)	6,575,730

131,100	Sawai Group Holdings Co Ltd	3,867,442

106,500	Secom Co Ltd (b)	7,013,421

15,300	Sega Sammy Holdings Inc	283,652

7,200	Seikitokyu Kogyo Co Ltd (a)	44,970

95,600	Seiko Epson Corp	1,600,413

17,400	Sekisui Chemical Co Ltd	248,890

423,600	Sekisui House Ltd	7,526,421

7,500	Sekisui Jushi Corp	97,598

28,300	Shimamura Co Ltd (b)	2,391,109

671,800	Shimizu Corp	3,569,767

6,900	Shin-Etsu Polymer Co Ltd	59,292

4,700	Shinnihon Corp	26,995

16,900	Shizuoka Gas Co Ltd (a)	107,691

Shares	Description	Value ($)

	Japan — continued

2,000	Sinanen Holdings Co Ltd	54,164

10,600	Sinko Industries Ltd	129,575

303,520	Sojitz Corp	4,813,205

504,900	Stanley Electric Co Ltd	9,153,613

166,400	Subaru Corp	2,888,508

441,100	SUMCO Corp	7,107,729

2,517,100	Sumitomo Chemical Co Ltd	10,404,591

342,600	Sumitomo Corp	4,901,953

52,600	Sumitomo Electric Industries Ltd	582,594

75,500	Sumitomo Forestry Co Ltd	1,158,330

5,300	Sumitomo Heavy Industries Ltd (a)	124,939

294,800	Sumitomo Mitsui Financial Group Inc	9,041,369

264,400	Sumitomo Mitsui Trust Holdings Inc	7,997,016

387,600	Sumitomo Pharma Co Ltd (a)	3,316,858

1,500	Sumitomo Seika Chemicals Co Ltd	33,775

6,600	Sumitomo Warehouse Co Ltd (The) (b)	109,808

27,500	Suzuki Motor Corp	814,400

678,400	T&D Holdings Inc	7,837,063

183,400	Tachi-S Co Ltd	1,635,365

168,300	Taisei Corp	5,018,232

333,100	Takara Holdings Inc	2,472,876

75,800	Takara Leben Co Ltd	194,661

435,800	Takuma Co Ltd	4,804,362

7,500	Tamron Co Ltd	142,315

625,900	Teijin Ltd	6,437,072

303,700	THK Co Ltd	6,202,365

172,100	Toho Holdings Co Ltd (a)	2,607,425

616,500	Tokai Carbon Co Ltd (a)	5,197,396

2,500	Token Corp	166,801

239,000	Tokyo Gas Co Ltd (b)	4,669,263

190,900	Tokyo Seimitsu Co Ltd	7,344,263

420,600	Toppan Inc	7,904,776

258,300	Tosei Corp	2,251,970

505,249	Tosoh Corp	7,341,817

19,900	Towa Pharmaceutical Co Ltd	370,456

69,300	Toyo Construction Co Ltd	447,728

2,500	Toyo Ink SC Holdings Co Ltd	37,024

62,800	Toyota Boshoku Corp	1,014,691

126,200	Toyota Industries Corp	8,111,743

32,900	Toyota Tsusho Corp	1,255,852

2,700	Tsubakimoto Chain Co	66,265

177,500	Tsumura & Co	4,045,380

18,800	TV Asahi Holdings Corp	211,727

32,700	Ulvac Inc (a)	1,377,604

10,600	Unipres Corp	73,124

7,200	Vital KSK Holdings Inc	39,069

8,900	Wacoal Holdings Corp	137,574

9,100	Warabeya Nichiyo Holdings Co Ltd	116,275

23,800	YAMABIKO Corp (a)	218,454

118,800	Yamaha Motor Co Ltd	2,404,113

23,300	Yamazen Corp	170,446

19,300	Yellow Hat Ltd	241,762

106,000	Yokogawa Bridge Holdings Corp	1,584,849

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

10,700	Yokohama Rubber Co Ltd (The)	137,290

7,200	Yuasa Trading Co Ltd	178,721

181,500	Zenkoku Hosho Co Ltd	6,024,031

	Total Japan	516,352,419

	Kuwait — 0.0%

14,744	Humansoft Holding Co KSC	149,348

396,182	Kuwait Finance House KSCP	1,161,802

	Total Kuwait	1,311,150

	Luxembourg — 0.1%

116,100	Ternium SA Sponsored ADR	5,104,917

	Malaysia — 0.1%

11,300	Fraser & Neave Holdings Bhd	50,045

247,800	Kossan Rubber Industries Bhd	93,317

855,500	Petronas Chemicals Group Bhd	2,003,184

426,700	Westports Holdings Bhd	336,117

	Total Malaysia	2,482,663

	Mexico — 1.2%

102,644	America Movil SAB de CV – Class L Sponsored ADR	2,190,423

1,855,100	America Movil SAB de CV – Series L	1,999,272

91,640	Arca Continental SAB de CV	618,508

260,700	Banco del Bajio SA	647,892

162,000	Becle SAB de CV	364,902

300	Bolsa Mexicana de Valores SAB de CV	561

7,096	Coca-Cola Femsa SAB de CV Sponsored ADR	423,276

1,136,700	Credito Real SAB de CV SOFOM ER *	20,850

101,328	El Puerto de Liverpool SAB de CV – Class C1	536,335

1,183,549	Fomento Economico Mexicano SAB de CV	8,855,344

24,976	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,869,204

500	GCC SAB de CV	3,517

770	Gruma SAB de CV – Class B	9,230

19,975	Grupo Aeroportuario del Sureste SAB de CV – Class B	436,861

265,300	Grupo Bimbo SAB de CV – Series A	870,022

2,496,800	Grupo Financiero Banorte SAB de CV – Class O	16,141,250

15,800	Grupo Financiero Inbursa SAB de CV – Class O *	32,603

29,255	Grupo Herdez SAB de CV – Series *	44,104

2,555,403	Grupo Mexico SAB de CV – Series B	12,616,982

104,344	Industrias Bachoco SAB de CV – Series B	406,496

114,800	Megacable Holdings SAB de CV CPO	325,667

74,924	Qualitas Controladora SAB de CV	374,610

91,100	Regional SAB de CV	540,059

120,948	Unifin Financiera SAB de CV SOFOM ENR *	103,799

Shares	Description	Value ($)

	Mexico — continued

1,236,200	Wal-Mart de Mexico SAB de CV	4,571,562

	Total Mexico	54,003,329

	Netherlands — 1.3%

246,900	ABN AMRO Bank NV CVA GDR (a)	2,882,886

1,190,232	Aegon NV (a)	6,336,848

94,900	AerCap Holdings NV *	4,691,856

10,227	ASR Nederland NV	465,662

16,510	Evander Gold Mines Ltd (d)	177

59,053	ForFarmers NV (a)	188,623

559	Hunter Douglas NV *	104,650

370,505	ING Groep NV	4,189,542

171,666	JDE Peet’s NV (a)	5,023,535

301,271	Koninklijke Ahold Delhaize NV (b)	8,307,644

9,947	Koninklijke BAM Groep NV *	28,503

79,523	Koninklijke KPN NV	289,462

86,472	Koninklijke Philips NV (b)	2,228,957

145,121	NN Group NV	7,192,426

9,609	PostNL NV (b)	32,697

100,526	Prosus NV (a)	5,197,133

138,921	Randstad NV (a) (b)	7,816,253

37,274	Signify NV	1,486,240

46,497	Stellantis NV	697,705

5,557	Wolters Kluwer NV (b)	548,317

	Total Netherlands	57,709,116

	New Zealand — 0.1%

208,179	Auckland International Airport Ltd * (b)	1,012,210

794,192	Meridian Energy Ltd (b)	2,428,345

165,084	Spark New Zealand Ltd	522,147

	Total New Zealand	3,962,702

	Norway — 0.4%

16,797	Austevoll Seafood ASA	225,942

41,418	BW LPG Ltd	341,073

136,440	Equinor ASA	5,177,454

154,034	Europris ASA	793,019

14,940	Kongsberg Gruppen ASA	534,398

846,283	Norsk Hydro ASA	6,790,785

80,970	Orkla ASA	637,248

27,627	Selvaag Bolig ASA	129,114

44,541	SpareBank 1 Nord Norge	442,593

48,640	SpareBank 1 SMN	660,351

62,370	SpareBank 1 SR-Bank ASA	796,137

2,997	Stolt-Nielsen Ltd (b)	55,526

88,501	Wallenius Wilhelmsen ASA (b)	636,220

	Total Norway	17,219,860

	Panama — 0.0%

494,873	BAC Holding International Corp *	44,079

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Peru — 0.1%

51,300	Southern Copper Corp	3,169,314

	Philippines — 0.0%

32,610	GT Capital Holdings Inc	312,258

128,872	Manila Electric Co	917,811

5,535,024	Megaworld Corp	291,310

223,000	Puregold Price Club Inc	140,347

	Total Philippines	1,661,726

	Poland — 0.3%

29,475	Asseco Poland SA	532,050

343,777	Bank Polska Kasa Opieki SA	7,502,988

14,181	Budimex SA	733,746

121,182	Cyfrowy Polsat SA	637,044

1,674	Grupa Lotos SA *	27,614

11	LPP SA	26,438

97,521	Polski Koncern Naftowy ORLEN SA	1,683,222

485,467	Polskie Gornictwo Naftowe i Gazownictwo SA	680,511

11,232	Powszechna Kasa Oszczednosci Bank Polski SA *	83,895

135,652	Powszechny Zaklad Ubezpieczen SA	1,028,386

	Total Poland	12,935,894

	Portugal — 0.4%

1,893,351	Banco Comercial Portugues SA – Class R *	389,175

690,239	EDP – Energias de Portugal SA	3,458,487

531,519	Galp Energia SGPS SA	6,939,593

49,091	Jeronimo Martins SGPS SA	1,003,568

175,945	Navigator Co SA (The)	785,506

191,068	NOS SGPS SA (a)	811,469

151,443	REN – Redes Energeticas Nacionais SGPS SA	469,045

1,569,095	Sonae SGPS SA	1,860,132

	Total Portugal	15,716,975

	Qatar — 0.1%

903,246	Qatar National Bank QPSC	5,339,669

160,925	Qatar National Cement Co QSC	220,910

	Total Qatar	5,560,579

	Russia — 0.2%

10,221,010	Alrosa PJSC (e)	841,462

376,870,000	Federal Grid Co Unified Energy System PJSC (e)	39,981

214,678	Fix Price Group Ltd GDR (e)	51,315

402,578	Gazprom Neft PJSC (e)	188,371

2,557	Gazprom Neft PJSC Sponsored ADR (e)	5,959

873,330	Gazprom PJSC (e)	286,181

2,025,633	Gazprom PJSC Sponsored ADR (e)	1,322,289

75,924	Globaltrans Investment Plc Sponsored GDR (Registered) (e)	27,258

Shares	Description	Value ($)

	Russia — continued

18,204,300	Inter RAO UES PJSC (e)	64,172

4	LSR Group PJSC GDR (Registered) (e)	—

88,304	LSR Group PJSC – Class A (e)	49,312

192,855	LUKOIL PJSC Sponsored ADR (e)	870,312

4,239,830	Magnitogorsk Iron & Steel Works PJSC (e)	168,897

116,953	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered) (e)	60,326

35,900	Mechel PJSC Sponsored ADR * (e)	10,358

127,978	MMC Norilsk Nickel PJSC ADR (e)	287,097

23,942	Mobile TeleSystems PJSC (e)	6,809

37,065	Mobile TeleSystems PJSC ADR (e)	20,999

1,472,470	Moscow Exchange MICEX-RTS PJSC * (e)	144,548

7,545,000	Mosenergo PJSC (e)	15,937

19,196	Novatek PJSC Sponsored GDR (Registered) (e)	194,093

119,670	Novolipetsk Steel PJSC (e)	19,264

337,373	Novolipetsk Steel PJSC GDR (e)	540,921

118	PhosAgro PJSC GDR * (e) (f)	311

18,345	PhosAgro PJSC GDR (Registered) (e)	48,410

254,956	Polymetal International Plc	759,692

51,105	Polyus PJSC GDR (Registered) (e)	330,025

4,500	QIWI Plc Sponsored ADR (c) (e)	2,023

138,892	QIWI Plc Sponsored ADR (c) (e)	72,401

1,493	Ros Agro Plc GDR (Registered) (c) (e)	1,532

1,208	Ros Agro Plc GDR (Registered) (c) (e)	1,055

47,669,440	RusHydro PJSC (e)	42,648

23,047	RusHydro PJSC ADR (e)	2,054

2,211,870	Sberbank of Russia PJSC * (e) (f)	291,896

1,465,525	Sberbank of Russia PJSC Sponsored ADR (e) (f)	770,539

261,549	Severstal PAO GDR (Registered) (e)	283,287

7,395	Severstal PJSC (e)	8,042

29,090	SFI PJSC * (e)	16,797

100	Surgutneftegas PJSC (e)	3

2,777,057	Surgutneftegas PJSC Sponsored ADR (e)	687,011

35,844	Tatneft PJSC (e)	15,674

158,512	Tatneft PJSC Sponsored ADR (e)	414,244

725,480	Unipro PJSC (e)	995

55,470	United Co Rusal International PJSC * (e)	3,660

376,156	VTB Bank PJSC GDR (Registered) (e) (f)	15,305

	Total Russia	8,983,465

	Saudi Arabia — 0.2%

6,713	Abdullah Al Othaim Markets Co	198,086

4,524	Al Rajhi Bank	119,011

15,885	Co for Cooperative Insurance (The)	252,697

6,935	Jarir Marketing Co	299,611

230,733	Saudi Arabian Oil Co	2,576,666

111,017	Saudi Basic Industries Corp	3,391,674

21,881	Saudi Electricity Co	141,657

96,492	Saudi Telecom Co	2,644,138

	Total Saudi Arabia	9,623,540

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.6%

231,200	AIMS APAC (REIT)	232,569

149,900	Ascendas India Trust	124,512

83,900	Ascendas Real Estate Investment Trust (REIT)	170,616

621,000	Asian Pay Television Trust	59,333

171,573	Capitaland Investment Ltd	493,494

5,612	CDL Hospitality Trusts (REIT)	5,101

143,000	City Developments Ltd	860,434

524,300	ComfortDelGro Corp Ltd	548,755

226,324	DBS Group Holdings Ltd	5,102,504

512,600	First Real Estate Investment Trust	106,358

3,114,200	Golden Agri-Resources Ltd	646,075

940,299	Japfa Ltd	417,178

98,700	Jardine Cycle & Carriage Ltd	2,110,027

469,200	Keppel Corp Ltd	2,348,879

242,500	Sasseur Real Estate Investment Trust	145,895

3,900	Sembcorp Industries Ltd	8,098

57,600	Sheng Siong Group Ltd	64,272

746,200	Silverlake Axis Ltd	168,819

279,000	StarHub Ltd	252,252

35,400	UOL Group Ltd	191,887

596,500	Wilmar International Ltd	1,814,798

6,329,277	Yangzijiang Financial Holding Ltd *	2,309,871

9,849,513	Yangzijiang Shipbuilding Holdings Ltd	6,634,519

530,800	Yanlord Land Group Ltd	432,319

	Total Singapore	25,248,565

	South Africa — 0.9%

989,482	Absa Group Ltd	11,624,080

39,872	AECI Ltd	262,941

6,650	Anglo American Platinum Ltd	727,784

74,744	Aspen Pharmacare Holdings Ltd	770,979

28,563	Astral Foods Ltd	349,335

146,065	Barloworld Ltd	920,783

280,949	Bidvest Group Ltd (The)	3,916,358

302,582	Blue Label Telecoms Ltd *	108,597

9,785	Capitec Bank Holdings Ltd	1,407,831

53,928	Investec Ltd	332,724

148,984	Kumba Iron Ore Ltd	5,610,371

148,951	Lewis Group Ltd	493,801

245,075	Motus Holdings Ltd	1,795,734

379,912	MTN Group Ltd	4,095,091

11,393	Ninety One Ltd	31,293

128,820	Pepkor Holdings Ltd	179,908

68,797	Reunert Ltd	179,805

675,044	RMB Holdings Ltd *	64,871

3,420	Santam Ltd	63,739

37,125	Sibanye Stillwater Ltd	120,222

8,900	Sibanye Stillwater Ltd ADR	115,611

680,860	Telkom SA SOC Ltd *	2,022,744

68,730	Tiger Brands Ltd	629,500

368,933	Truworths International Ltd	1,284,660

Shares	Description	Value ($)

	South Africa — continued

270,551	Tsogo Sun Gaming Ltd *	223,822

	Total South Africa	37,332,584

	South Korea — 3.6%

518,110	BNK Financial Group Inc	3,302,526

12,144	Cheil Worldwide Inc	254,490

125,046	Daewoo Engineering & Construction Co Ltd *	658,779

4,927	Daihan Pharmaceutical Co Ltd	115,006

991	Daou Data Corp	10,546

1,866	DB Insurance Co Ltd	97,591

240,758	DGB Financial Group Inc	1,691,220

5,792	DL E&C Co Ltd	243,771

213,183	Dongwon Development Co Ltd	837,613

1,717	Fila Holdings Corp	43,892

82,638	GS Engineering & Construction Corp	2,647,785

4,356	GS Holdings Corp	159,229

292,900	Hana Financial Group Inc	11,714,036

11,389	Handsome Co Ltd	352,685

197	Hankook & Co Co Ltd	2,262

99,521	Hankook Tire & Technology Co Ltd	2,855,158

50,831	Hanwha Investment & Securities Co Ltd	168,412

49,745	Hanwha Life Insurance Co Ltd *	105,432

57,761	HDC Hyundai Development Co-Engineering & Construction	644,986

1,270	Hyosung TNC Corp	437,713

97,643	Hyundai Engineering & Construction Co Ltd	3,403,404

9,656	Hyundai Home Shopping Network Corp	459,227

4,488	Hyundai Marine & Fire Insurance Co Ltd	113,758

5,298	Hyundai Mobis Co Ltd	930,631

5,895	Hyundai Motor Co GDR (Registered)	217,872

83,576	Industrial Bank of Korea	759,997

135,740	JB Financial Group Co Ltd	981,410

107,052	KB Financial Group Inc	5,232,003

19,500	KB Financial Group Inc ADR	954,330

9,994	KC Co Ltd	184,692

1,665	KC Tech Co Ltd	26,978

119	KCC Corp	33,331

1,293	KCC Glass Corp	60,321

314,621	Kia Corp	21,704,468

565	KIWOOM Securities Co Ltd	43,448

4,566	Korea Petrochemical Ind Co Ltd	572,750

16,065	Korea Real Estate Investment & Trust Co Ltd	25,777

3,642	Korea Zinc Co Ltd	1,743,921

54,413	KT Skylife Co Ltd	407,735

349,253	KT&G Corp	23,964,270

25,668	Kumho Petrochemical Co Ltd	3,308,040

23,042	LF Corp	362,818

17,853	LG Corp	1,151,490

114,526	LG Electronics Inc	9,659,802

1,430	LG Household & Health Care Ltd	844,502

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

250	LG Innotek Co Ltd	77,257

12,118	Lotte Chemical Corp	1,995,470

43,774	LOTTE Fine Chemical Co Ltd	2,956,177

5,172	LOTTE Himart Co Ltd	91,263

10,718	LX Semicon Co Ltd	1,093,599

4,596	Meritz Securities Co Ltd	22,521

26,936	NAVER Corp	6,237,017

22,776	POSCO Holdings Inc	5,294,041

79,000	POSCO Sponsored ADR	4,544,080

14,484	Samjin Pharmaceutical Co Ltd	295,803

184,377	Samsung Electronics Co Ltd	10,026,042

1,706	Samsung Electronics Co Ltd GDR (Registered) (b)	2,291,613

37,582	Samsung Engineering Co Ltd *	743,022

2,180	Samsung Fire & Marine Insurance Co Ltd	349,232

2,477	Samsung SDS Co Ltd	296,193

1,332	Samsung Securities Co Ltd	42,517

126	Sangsangin Co Ltd	1,116

46,712	SD Biosensor Inc	1,882,488

242,168	Shinhan Financial Group Co Ltd	8,430,152

122	SK Gas Ltd	12,843

3,321	SK Telecom Co Ltd	152,917

87,867	SK Telecom Co Ltd Sponsored ADR	2,246,759

6,335	SL Corp	159,180

180	Taekwang Industrial Co Ltd	141,060

882	TKG Huchems Co Ltd	17,757

1,053	TY Holdings Co Ltd *	21,587

505,878	Woori Financial Group Inc	6,092,885

26,079	Woori Technology Investment Co Ltd *	145,769

13,398	Youngone Corp	499,894

	Total South Korea	159,650,361

	Spain — 1.4%

3,760	Acciona SA (b)	725,075

521,767	Acerinox SA	6,769,492

124,660	Amadeus IT Group SA * (b)	7,756,801

96,182	Atresmedia Corp de Medios de Comunicacion SA (a)	402,574

2,164,153	Banco Bilbao Vizcaya Argentaria SA	11,842,831

6,597,302	Banco de Sabadell SA	5,917,386

2,957,692	Banco Santander SA	9,594,206

8,906	Bankinter SA	56,629

68,970	Cia de Distribucion Integral Logista Holdings SA (b)	1,334,367

82,865	Faes Farma SA	356,889

2,218	Grupo Catalana Occidente SA	69,277

8,138	Iberdrola SA (b)	96,423

206,039	Industria de Diseno Textil SA (b)	4,966,526

199,542	Mediaset Espana Comunicacion SA *	869,607

9,181	Red Electrica Corp SA (b)	190,224

367,386	Repsol SA	5,895,205

546,448	Telefonica SA (a)	2,971,158

213,435	Unicaja Banco SA	213,159

	Total Spain	60,027,829

Shares	Description	Value ($)

	Sweden — 0.6%

73,838	Industrivarden AB – A Shares (a)	1,915,294

69,707	Industrivarden AB – C Shares (a)	1,808,953

168,296	Investor AB – A Shares	3,513,077

274,743	Investor AB – B Shares (b)	5,153,361

63,098	Inwido AB	860,319

161,983	Kinnevik AB – Class B *	3,236,790

40,889	New Wave Group AB – B Shares	666,240

117,352	Skanska AB – B Shares	2,026,904

18,253	SSAB AB – A Shares	112,789

17,793	SSAB AB – B Shares	102,630

52,981	Svenska Cellulosa AB SCA – Class B	961,660

466,459	Swedish Match AB	4,821,132

	Total Sweden	25,179,149

	Switzerland — 0.6%

149,642	Adecco Group AG (Registered)	5,833,543

326	ALSO Holding AG (Registered)	67,101

4,740	BKW AG (b)	540,325

5,139	Bobst Group SA (Registered)	395,573

5,170	Cie Financiere Richemont SA – Class A (Registered) (b)	575,370

184	Kuehne + Nagel International AG (Registered) (b)	48,658

2,119	Leonteq AG	130,410

44,708	Logitech International SA (Registered)	2,734,789

10,530	Mobilezone Holding AG (Registered)	170,315

6,970	Novartis AG (Registered) (b)	633,153

33,591	Roche Holding AG (b)	11,447,508

148,681	UBS Group AG (Registered) (b)	2,803,927

2,258	Zehnder Group AG	164,963

	Total Switzerland	25,545,635

	Taiwan — 5.0%

218,000	Acer Inc	217,132

21,788	Acter Group Corp Ltd	151,994

880,224	AmTRAN Technology Co Ltd	393,551

36,000	Asia Vital Components Co Ltd	138,926

2,000	ASROCK Inc	10,497

1,675,672	Asustek Computer Inc	19,618,782

60,000	Aten International Co Ltd	162,824

323,000	AU Optronics Corp	198,367

1,000	Bizlink Holding Inc	10,681

3,210,000	Catcher Technology Co Ltd	18,067,403

3,514,000	Cathay Financial Holding Co Ltd	6,702,638

469,451	Chailease Holding Co Ltd	3,612,222

47,490	Chicony Electronics Co Ltd	140,616

489,200	China Development Financial Holding Corp	271,254

1,034,000	China Steel Corp	1,229,115

1,349,000	Chipbond Technology Corp	3,214,610

1,000	Chlitina Holding Ltd	6,852

122,640	Chong Hong Construction Co Ltd	318,631

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

119,000	Chung Hung Steel Corp	133,008

530,000	Chunghwa Telecom Co Ltd	2,303,435

2,500	Chunghwa Telecom Co Ltd Sponsored ADR	107,500

1,000	Cleanaway Co Ltd	6,655

1,833,000	Compal Electronics Inc	1,447,840

106,000	Compeq Manufacturing Co Ltd	171,743

404,080	Coretronic Corp	777,834

52,200	Delta Electronics Inc	429,512

61,000	Depo Auto Parts Ind Co Ltd	142,910

23,000	E Ink Holdings Inc	159,965

96,000	E.Sun Financial Holding Co Ltd	100,606

79,080	Elan Microelectronics Corp	402,880

46,960	Elite Material Co Ltd	373,730

53,000	Far EasTone Telecommunications Co Ltd	145,095

299,000	Farglory Land Development Co Ltd	674,018

520	Feng Hsin Steel Co Ltd	1,413

125,000	First Financial Holding Co Ltd	117,266

121,000	FIT Hon Teng Ltd *	17,101

339,709	FLEXium Interconnect Inc *	1,180,884

127,000	Formosa Advanced Technologies Co Ltd	176,512

72,000	Formosa Petrochemical Corp	239,444

1,039,000	Formosa Plastics Corp	3,746,865

618,000	Foxconn Technology Co Ltd	1,155,679

4,491,903	Fubon Financial Holding Co Ltd	9,849,710

16,000	Gamania Digital Entertainment Co Ltd	37,364

5,000	Getac Holdings Corp	7,807

69,000	Gigabyte Technology Co Ltd	266,584

814,000	Grand Pacific Petrochemical	683,406

1,000	Grand Plastic Technology Corp	10,541

417,160	HannStar Display Corp	178,378

95,000	Hiwin Technologies Corp	731,276

7,000	Holtek Semiconductor Inc	23,930

7,857,406	Hon Hai Precision Industry Co Ltd	30,465,670

222,000	Huaku Development Co Ltd	720,934

414,980	IEI Integration Corp	637,354

42,941	International Games System Co Ltd	1,107,337

321,000	King’s Town Bank Co Ltd	396,072

154,000	Kung Long Batteries Industrial Co Ltd	720,583

80,000	Largan Precision Co Ltd	4,578,436

1,221,000	Lite-On Technology Corp	2,641,445

507,000	MediaTek Inc	15,677,013

88,000	Mega Financial Holding Co Ltd	116,907

371,714	Mercuries Life Insurance Co Ltd *	91,997

710,000	Micro-Star International Co Ltd	3,273,536

737,000	Mitac Holdings Corp	709,154

953,000	Nan Ya Plastics Corp	2,787,607

392,502	Nantex Industry Co Ltd	692,714

95,000	Nanya Technology Corp	216,809

47,000	Novatek Microelectronics Corp	651,057

113,000	Oneness Biotech Co Ltd *	735,262

104,000	Pegatron Corp	248,193

166,000	Phison Electronics Corp	2,245,790

Shares	Description	Value ($)

	Taiwan — continued

2,829,566	Pou Chen Corp	3,036,739

55,000	Powertech Technology Inc	184,629

330,000	Quanta Computer Inc	900,500

186,263	Radiant Opto-Electronics Corp	667,497

3,000	Realtek Semiconductor Corp	45,533

17,000	Rexon Industrial Corp Ltd	23,171

1,691,400	Ruentex Development Co Ltd	4,469,146

544,000	Ruentex Industries Ltd	1,582,152

140,280	Shin Zu Shing Co Ltd	415,191

153,000	Shinkong Insurance Co Ltd	282,598

51,518	Silicon Motion Technology Corp ADR	4,652,591

69,000	Simplo Technology Co Ltd	712,245

42,360	Sitronix Technology Corp	373,245

303,000	Syncmold Enterprise Corp	698,500

9,000	T3EX Global Holdings Corp	40,896

79,000	TA Chen Stainless Pipe	117,228

25,311	Tah Hsin Industrial Corp	68,822

1,373,000	Taiwan Cement Corp	2,011,310

1,037,000	Taiwan Semiconductor Manufacturing Co Ltd	19,610,629

185,050	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	17,635,265

1,000	Thinking Electronic Industrial Co Ltd	4,888

411,699	TOPBI International Holdings Ltd *	202,589

281,000	Transcend Information Inc	695,899

164,000	Tripod Technology Corp	654,590

142,000	Tung Ho Steel Enterprise Corp	309,427

30,000	Unimicron Technology Corp	220,188

113,681	United Integrated Services Co Ltd	703,776

308,000	Universal Inc	338,416

65,000	Vanguard International Semiconductor Corp	238,420

92,000	Walsin Technology Corp	363,809

18,000	Wan Hai Lines Ltd	96,346

9,000	Yageo Corp	124,487

576,000	Yang Ming Marine Transport Corp *	2,446,134

272,000	Youngtek Electronics Corp	705,681

6,770,000	Yuanta Financial Holding Co Ltd	5,651,063

7,000	Yulon Nissan Motor Co Ltd	58,725

	Total Taiwan	219,323,181

	Thailand — 0.8%

382,400	Advanced Info Service Pcl NVDR	2,422,380

6,185,500	AP Thailand Pcl NVDR	2,024,048

1,133,400	Bangkok Bank Pcl NVDR	4,334,970

147,600	CP ALL Pcl (Foreign Registered)	285,496

38,700	CP ALL Pcl NVDR	74,856

52,300	Kasikornbank Pcl (Foreign Registered)	224,355

2,326,900	Kasikornbank Pcl NVDR	9,981,848

377,300	Kiatnakin Phatra Bank Pcl NVDR	793,480

7,313,700	Krung Thai Bank Pcl NVDR	3,224,944

159,808	Pruksa Holding Pcl (Foreign Registered)	62,964

565,380	Pruksa Holding Pcl NVDR	222,759

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

703,100	PTT Exploration & Production Pcl NVDR	3,461,660

1,596,000	PTT Global Chemical Pcl NVDR	2,245,413

1,070,400	PTT Pcl NVDR	1,191,950

15,601,400	Sansiri Pcl NVDR	519,261

849,700	SC Asset Corp Pcl (Foreign Registered)	85,372

172,400	Siam Cement Pcl NVDR (The)	1,870,955

207,800	Somboon Advance Technology Pcl NVDR	117,623

842,500	Sri Trang Gloves Thailand Pcl NVDR	494,091

78,499	Supalai Pcl (Foreign Registered)	46,796

2,733,800	Thai Union Group Pcl NVDR	1,372,504

189,300	Thai Vegetable Oil Pcl NVDR	179,681

	Total Thailand	35,237,406

	Turkey — 0.4%

9,710,320	Akbank TAS	4,927,713

832,475	Arcelik AS	3,949,248

143,947	Dogus Otomotiv Servis ve Ticaret AS	609,540

88,587	Enerjisa Enerji AS	79,936

408,334	Eregli Demir ve Celik Fabrikalari TAS	849,614

82,711	Ford Otomotiv Sanayi AS	1,554,321

3,439,539	Haci Omer Sabanci Holding AS	4,458,263

168,568	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D *	151,374

127,585	Tofas Turk Otomobil Fabrikasi AS	589,503

387,697	Turkiye Garanti Bankasi AS	344,119

83,227	Vestel Elektronik Sanayi ve Ticaret AS	136,758

6,527,280	Yapi ve Kredi Bankasi AS	1,835,238

	Total Turkey	19,485,627

	United Kingdom — 4.4%

325,326	3i Group Plc	5,202,610

8,214	AG Barr Plc	55,268

556,878	Airtel Africa Plc	1,079,941

417,312	Atotech Ltd *	8,475,607

2,771,571	Avast Plc (b)	16,953,240

11,845	Bank of Georgia Group Plc	239,405

1,029,024	Barratt Developments Plc	6,546,749

110,954	Bellway Plc	3,262,422

222,508	Berkeley Group Holdings Plc	11,784,181

216,900	BP Plc Sponsored ADR (b)	7,021,053

64,996	British American Tobacco Plc (b)	2,866,657

127,200	British American Tobacco Plc Sponsored ADR (b)	5,627,328

5,759,399	BT Group Plc	13,574,861

58,786	Bunzl Plc	2,049,412

334,628	Centrica Plc * (b)	333,877

356,931	Coca-Cola HBC AG *	7,863,660

524,863	Compass Group Plc (b)	11,765,499

3,537	Computacenter Plc (b)	113,125

90,869	Crest Nicholson Holdings Plc	298,476

1,869	DCC Plc	132,147

10,765	EMIS Group Plc (b)	176,290

Shares	Description	Value ($)

	United Kingdom — continued

30,601	Evraz Plc (e)	789

624,007	Ferrexpo Plc	1,378,619

110,417	Glencore Plc * (b)	728,264

19,354	Grafton Group Plc	228,568

47,600	GSK Plc Sponsored ADR (b)	2,089,640

180,667	Halfords Group Plc	510,727

111,284	Imperial Brands Plc	2,512,793

349,272	Indivior Plc *	1,456,765

27,836	International Personal Finance Plc	29,048

253,785	Investec Plc	1,539,776

678,434	ITV Plc	601,325

11,440	Keller Group Plc	112,245

2,296,512	Kingfisher Plc	7,626,740

691,910	Legal & General Group Plc	2,265,210

4,109,909	M&G Plc	11,191,209

843,036	Meggitt Plc *	8,233,877

44,906	Morgan Sindall Group Plc	1,179,823

10,373	Next Plc (b)	848,005

34,898	Ninety One Plc	99,036

122,553	OSB Group Plc	801,715

51,773	Paragon Banking Group Plc	320,863

259,673	Persimmon Plc	7,123,132

111,672	Pets at Home Group Plc	487,809

171,497	Plus500 Ltd	3,367,679

133,018	Premier Foods Plc	198,296

5,631	Reach Plc	8,717

101,046	Redde Northgate Plc (b)	479,880

280,935	Redrow Plc	1,883,107

132,366	Royal Mail Plc (b)	518,366

116,821	Serica Energy Plc	383,022

362,328	Shell Plc (b)	10,716,196

78,300	Shell Plc ADR (b)	4,636,926

101,487	Spirent Communications Plc	297,214

1,485,405	Taylor Wimpey Plc	2,436,822

8,168	TBC Bank Group Plc	152,525

59,308	Unilever Plc (c)	2,865,256

40,708	Unilever Plc (b) (c)	1,959,422

42,325	Vesuvius Plc	188,095

8,814	Vistry Group Plc	100,575

40,600	Vodafone Group Plc Sponsored ADR	675,584

417,095	WPP Plc	4,842,251

	Total United Kingdom	192,497,719

	United States — 21.6%

272,760	Activision Blizzard, Inc. (b)	21,242,549

62,500	Advanced Micro Devices, Inc. *	6,366,250

96,500	Aflac, Inc. (b)	5,845,005

13,040	Alleghany Corp. *	10,872,491

131,100	Ally Financial, Inc.	5,773,644

1,200	Alphabet, Inc. – Class A * (b)	2,730,288

500	Alphabet, Inc. – Class C * (b)	1,140,390

56,218	American Express Co. (b)	9,490,723

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,888,723	Anchor Hocking Holdings, Inc. (e)	1,945,385

25,100	Arch Capital Group Ltd. *	1,191,246

59,100	Arrow Electronics, Inc. *	7,130,415

296,100	AT&T, Inc. (b)	6,303,969

60,300	Best Buy Co., Inc. (b)	4,948,218

10,200	Bio-Rad Laboratories, Inc. – Class A *	5,485,458

28,800	Biogen, Inc. *	5,760,000

3,878	Booking Holdings, Inc. * (b)	8,700,526

331,045	BorgWarner, Inc.	13,347,734

78	Bristol-Myers Squibb Co. (b)	5,885

99,576	Bruin Blocker LLC (d)	57,226

50,500	Capital One Financial Corp. (b)	6,456,930

144,100	Carrier Global Corp. (b)	5,664,571

74,600	CBRE Group, Inc. – Class A * (b)	6,179,864

90,500	Centene Corp. * (b)	7,370,320

75,108	Cerner Corp. (b)	7,123,994

941,894	Change Healthcare, Inc. * (b)	22,690,226

293,348	Chatham Lodging Trust (REIT) *	3,737,254

57,861	Chevron Corp. (b)	10,106,002

30,600	Cigna Corp. (b)	8,209,674

130,121	Citigroup, Inc.	6,949,763

25,461	Citizens Financial Group, Inc.	1,053,576

104,904	Citrix Systems, Inc. (b)	10,562,784

60,191	CMC Materials, Inc.	10,650,196

77,400	Cognizant Technology Solutions Corp. – Class A (b)	5,781,780

19,507	Coherent, Inc. *	5,285,617

150,300	Comcast Corp. – Class A (b)	6,655,284

99,222	Contra Zogenix, Inc.	74,416

193,868	Cornerstone Building Brands, Inc. *	4,759,459

58,700	CVS Health Corp. (b)	5,679,225

156,998	Darling Ingredients, Inc. *	12,570,830

17,700	Dell Technologies – Class C	883,938

53,800	Discover Financial Services	6,105,762

244,300	DISH Network Corp. – Class A *	5,577,369

73,000	DR Horton, Inc. (b)	5,485,950

114,600	eBay, Inc. (b)	5,577,582

101,146	EOG Resources, Inc.	13,852,956

19,300	Exelon Corp. (b)	948,595

16,800	FedEx Corp. (b)	3,772,944

125,100	Fidelity National Financial, Inc.	5,291,730

935,805	First Horizon Corp.	21,364,428

132,346	Flagstar Bancorp, Inc.	5,099,291

400,800	Ford Motor Co.	5,482,944

32,700	Fortune Brands Home & Security, Inc.	2,267,745

46,600	Fox Corp. – Class A	1,654,766

502,887	Fox Corp. – Class B	16,449,434

217,900	Franklin Resources, Inc.	5,900,732

5,300	Garmin Ltd.	559,786

131,100	General Motors Co. *	5,070,948

108,300	Gilead Sciences, Inc. (b)	7,023,255

38,154	Global Payments, Inc. (b)	4,999,700

18,700	Goldman Sachs Group, Inc. (The) (b)	6,112,095

Shares	Description	Value ($)

	United States — continued

66,707	Green Plains, Inc. *	2,173,314

12,031	Gulfport Energy Corp. *	1,163,999

696,858	Healthcare Trust of America, Inc. (REIT) – Class A (b)	20,940,583

37,639	HEICO Corp. – Class A	4,407,150

6,100	Henry Schein, Inc. * (b)	522,404

53,572	Hilton Worldwide Holdings, Inc. (b)	7,546,152

192,900	HP, Inc.	7,492,236

70,400	IAC/InterActiveCorp *	6,005,120

82,400	Incyte Corp. *	6,253,336

149,300	Intel Corp. (b)	6,631,906

64,853	Intercontinental Exchange, Inc. (b)	6,640,299

57,500	International Business Machines Corp. (b)	7,983,300

244,600	Invesco Ltd.	4,730,564

45,800	Jazz Pharmaceuticals Plc *	6,855,344

404,200	Kinder Morgan, Inc.	7,958,698

47,300	Knight-Swift Transportation Holdings, Inc. (b)	2,300,672

9,300	Kroger Co. (The) (b)	492,621

27,400	Laboratory Corp. of America Holdings (b)	6,760,128

3,989	Lam Research Corp.	2,074,400

112,705	Las Vegas Sands Corp. * (b)	3,996,519

27,600	Leidos Holdings, Inc. (b)	2,884,200

69,500	Lennar Corp. – Class A	5,577,375

40,135	Liberty Broadband Corp. – Class C * (b)	5,023,698

104,800	Liberty Global Plc – Class A *	2,548,736

222,900	Liberty Global Plc – Class C *	5,663,889

106,300	Lincoln National Corp.	6,157,959

91,500	LKQ Corp. (b)	4,702,185

501,100	Lumen Technologies, Inc.	6,133,464

193,188	Lyft, Inc. – Class A * (b)	3,415,564

74,800	LyondellBasell Industries NV – Class A (b)	8,545,900

63,800	Macquarie Infrastructure Holdings Corp.	243,716

565,934	Mandiant, Inc. * (b)	12,478,845

5,988	Markel Corp. *	8,200,147

55,300	Merck & Co., Inc. (b)	5,089,259

31,000	Meta Platforms, Inc. – Class A * (b)	6,002,840

82,100	MetLife, Inc.	5,532,719

116,589	Micron Technology, Inc.	8,608,932

38,500	Mohawk Industries, Inc. *	5,446,210

138,700	Molson Coors Brewing Co. – Class B	7,745,008

17,400	Netflix, Inc. * (b)	3,435,456

551,676	Nielsen Holdings Plc	14,100,839

1,288,200	NII Holdings, Inc. (d)	450,870

76,500	Novavax, Inc. *	4,232,745

132,100	NRG Energy, Inc. (b)	6,081,884

4,200	Nucor Corp. (b)	556,332

160	NVR, Inc. *	712,099

74,500	Oracle Corp. (b)	5,358,040

7,500	PACCAR, Inc. (b)	651,300

185,800	Paramount Global – Class B	6,378,514

90,078	Park Hotels & Resorts, Inc. (REIT)	1,626,809

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

71,100	PayPal Holdings, Inc. * (b)	6,058,431

755,227	Pershing Square Tontine Holdings Ltd. – Class A *	14,998,808

45,400	Pfizer, Inc. (b)	2,408,016

63,400	Prudential Financial, Inc.	6,736,250

131,100	PulteGroup, Inc.	5,933,586

47,500	Quest Diagnostics, Inc. (b)	6,698,450

94,850	Raytheon Technologies Corp. (b)	9,022,132

11,100	Regeneron Pharmaceuticals, Inc. * (b)	7,378,614

15,600	Resolute Forest Products, Inc. (c)	225,086

3,800	Resolute Forest Products, Inc. (c)	54,948

26,329	Rogers Corp. *	6,987,190

173,988	Sensata Technologies Holding Plc	8,356,644

114,350	Skillsoft Corp. *	670,091

6,500	Skyworks Solutions, Inc.	707,655

509,532	South Jersey Industries, Inc. (b)	17,757,190

298,457	Southeastern Grocers, Inc. * (e)	6,827,204

249,781	Sportsman’s Warehouse Holdings, Inc. *	2,362,928

18,300	SS&C Technologies Holdings, Inc. (b)	1,171,017

10,800	Stanley Black & Decker, Inc.	1,281,852

65,200	Steel Dynamics, Inc.	5,566,776

286,203	Switch, Inc. – Class A (b)	9,659,351

166,000	Synchrony Financial	6,148,640

1,507,100	Syncora Holdings Ltd. (e)	15,071

1	Take-Two Interactive Software, Inc. *	122

510,905	TEGNA, Inc.	11,188,819

23,689	Tempur Sealy International, Inc.	624,679

421,205	Terminix Global Holdings, Inc. * (b)	18,284,509

78,500	Textron, Inc.	5,125,265

160,204	TRU Taj LLC/TRU Taj Finance, Inc. (c) (e)	861,096

5,869	TRU Taj LLC/TRU Taj Finance, Inc. (c) (e)	59

66,541	Twitter, Inc. * (b)	2,635,024

83,500	Tyson Foods, Inc. – Class A (b)	7,482,435

22,700	UGI Corp. (b)	970,198

725,929	Umpqua Holdings Corp.	12,812,647

19,100	United Parcel Service, Inc. – Class B (b)	3,480,975

50,700	Universal Health Services, Inc. – Class B (b)	6,317,727

178,423	US Bancorp	9,468,909

119,300	Verizon Communications, Inc. (b)	6,118,897

19,300	Vertex Pharmaceuticals, Inc. * (b)	5,184,945

106,224	VF Corp.	5,360,063

518,800	Viatris, Inc.	6,365,676

55,100	VMware, Inc. – Class A (b)	7,058,310

185,517	Vonage Holdings Corp. * (b)	3,593,464

127,400	Walgreens Boots Alliance, Inc. (b)	5,583,942

64,277	Warner Bros Discovery, Inc. * (b)	1,185,911

187,207	Wells Fargo & Co.	8,568,464

329,600	Western Union Co. (The) (b)	5,978,944

106,700	Western Digital Corp. *	6,475,623

107,060	Westmoreland Mining Holdings (d)	26,765

30,300	Whirlpool Corp.	5,582,472

46,585	Willis Towers Watson Plc	9,832,696

Shares	Description	Value ($)

	United States — continued

57,500	Zoom Video Communications, Inc. – Class A * (b)	6,178,375

	Total United States	951,268,337

	Vietnam — 0.1%

11,000	PetroVietnam Nhon Trach 2 Power JSC	11,080

11,600	PetroVietnam Technical Services Corp	15,301

35,000	Pha Lai Thermal Power JSC	26,978

1,526,900	Vietnam Joint Stock Commercial Bank for Industry and Trade	1,833,251

	Total Vietnam	1,886,610

	TOTAL COMMON STOCKS (COST $3,842,038,031)	3,443,277,412

	PREFERRED STOCKS (g) — 1.4%

	Brazil — 0.7%

147,300	Alpargatas SA	674,117

1,380,602	Bradespar SA	8,302,407

837,990	Cia Energetica de Minas Gerais	2,054,178

272,540	Cia Energetica de Minas Gerais Sponsored ADR (b)	673,174

4,418,600	Cia Paranaense de Energia – Class B	6,852,128

8,500	Petroleo Brasileiro SA	53,763

853,700	Petroleo Brasileiro SA Sponsored ADR	10,731,009

	Total Brazil	29,340,776

	Chile — 0.2%

16,888	Embotelladora Andina SA – Class B	33,818

59,800	Sociedad Quimica y Minera de Chile SA Sponsored ADR	6,348,966

2,404	Sociedad Quimica y Minera de Chile SA – Class B	256,781

	Total Chile	6,639,565

	Colombia — 0.0%

215,514	Grupo Aval Acciones y Valores SA	48,305

	Germany — 0.1%

51,561	Bayerische Motoren Werke AG	4,045,473

9,066	Draegerwerk AG & Co KGaA	478,517

3,461	Villeroy & Boch AG	76,614

5,463	Volkswagen AG (b)	911,760

	Total Germany	5,512,364

	Russia — 0.0%

15,222	Bashneft PJSC (e)	13,245

79,750	Nizhnekamskneftekhim PJSC – Class S (e)	5,505

49,530	Sberbank of Russia PJSC * (e) (f)	6,167

20,862,000	Surgutneftegas PJSC (e)	822,794

12,313	Tatneft PJSC (e)	4,852

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Russia — continued

337	Transneft PJSC (e)	42,800

	Total Russia	895,363

	South Korea — 0.4%

20,433	LG Electronics Inc	899,841

277,666	Samsung Electronics Co Ltd	13,619,868

1,387	Samsung Electronics Co Ltd GDR (Registered)	1,681,111

	Total South Korea	16,200,820

	Taiwan — 0.0%

97,864	Chailease Holding Co Ltd	343,932

368,832	China Development Financial Holding Corp *	110,471

	Total Taiwan	454,403

	United States — 0.0%

39	Gulfport Energy Corp. (d)	273,000

2,313	Murray Energy Corp. (e)	948,330

	Total United States	1,221,330

	TOTAL PREFERRED STOCKS (COST $64,013,876)	60,312,926

	RIGHTS/WARRANTS — 0.0%

	United States — 0.0%

408,963	Bristol-Myers Squibb Co. CVR * (d)	592,997

222,285	Clementia Pharmaceuticals, Inc. * (d)	277,856

	Total United States	870,853

	TOTAL RIGHTS/WARRANTS (COST $1,183,901)	870,853

	INVESTMENT FUNDS — 0.7%

	United States — 0.7%

3,927,656	Altaba, Inc. (d)	22,584,022

121,591	iShares Core MSCI Emerging Markets ETF	6,392,039

	Total United States	28,976,061

	TOTAL INVESTMENT FUNDS (COST $26,510,506)	28,976,061

	DEBT OBLIGATIONS — 34.5%

	Canada — 0.1%

	Corporate Debt — 0.1%

242,511	Air Canada Pass-Through Trust – Class A, 144A, 3.60%, due 09/15/28	228,004

5,154,000	Bombardier Inc, 144A, 7.88%, due 04/15/27	4,701,417

	Total Canada	4,929,421

	Par Value†	Description	Value ($)

		China — 0.0%

		Corporate Debt — 0.0%

	6,630,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (h)	674,602

	709,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (h)	74,135

	2,130,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (h)	212,589

		Total China	961,326

		Israel — 0.1%

		Corporate Debt — 0.1%

	5,496,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	5,049,450

		Macau — 0.1%

		Corporate Debt — 0.1%

	1,120,000	Wynn Macau Ltd., 144A, 5.50%, due 10/01/27	859,600

	2,250,000	Wynn Macau Ltd., 144A, 5.63%, due 08/26/28	1,680,175

		Total Macau	2,539,775

		Netherlands — 0.0%

		Corporate Debt — 0.0%

EUR	490,150	Evander Gold Mines Ltd, 1.00%, due 04/19/26 (e) (h)	53

		Ukraine — 0.0%

		Corporate Debt — 0.0%

	814,000	MHP SE, Reg S, 7.75%, due 05/10/24 (d) (h)	435,490

	319,000	MHP Lux SA, 144A, 6.95%, due 04/03/26 (d) (h)	170,665

	1,740,000	MHP Lux SA, Reg S, 6.25%, due 09/19/29 (d) (h)	896,100

		Total Ukraine	1,502,255

		United States — 34.2%

		Asset-Backed Securities — 0.1%

	4,697,761	Alaska Airlines Pass-Through Trust, Series 20-1, Class B, 144A, 8.00%, due 02/15/27	4,887,301

	7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (h)	7

	460,969	JetBlue Pass-Through Trust, Series 20-1, Class B, 7.75%, due 05/15/30	491,303

		Total Asset-Backed Securities	5,378,611

		Bank Loans — 0.3%

	1,834,336	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, Variable Rate, 1 mo. LIBOR plus 13.00%, 14.00%, due 09/16/25 (d)	1,871,022

	1,906,230	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 1 mo. LIBOR plus 3.75%, 4.81%, due 10/10/25 (d)	738,664

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Bank Loans — continued

2,441,504	Frontier Communications Corp., 2021 DIP Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.75%, 4.81%, due 05/01/28 (d)	2,319,429

4,015,517	Quorum Health Corporation, 2020 Term Loan, Variable Rate, 3 mo. LIBOR plus 7.75%, 8.75%, due 04/29/25 (d)	3,051,793

4,917,077	SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, Variable Rate, 1 mo. LIBOR plus 3.00%, 4.06%, due 08/25/28 (d)	4,761,353

	Total Bank Loans	12,742,261

	Corporate Debt — 2.8%

1,200,635	American Airlines Pass-Through Trust – Class B, 4.38%, due 04/01/24	1,200,258

1,777,780	American Airlines Pass-Through Trust – Class B, 3.70%, due 11/01/24	1,737,138

4,898,866	American Airlines Pass-Through Trust – Class B, 4.40%, due 03/22/25	4,753,220

2,205,560	American Airlines Pass-Through Trust – Class B, 5.25%, due 07/15/25	2,153,334

1,916,750	American Airlines Pass-Through Trust – Class B, 144A, 4.38%, due 12/15/25	1,803,771

2,866,554	American Airlines Pass-Through Trust – Class B, 4.95%, due 08/15/26	2,723,494

3,525,805	American Airlines Pass-Through Trust – Class B, 3.70%, due 04/15/27	3,280,256

2,697,104	American Airlines Pass-Through Trust – Class B, 3.75%, due 04/15/27	2,474,321

2,601,646	American Airlines Pass-Through Trust – Class B, 3.85%, due 08/15/29	2,344,341

1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	1,140,000

422,000	Boeing Co. (The), 5.81%, due 05/01/50	415,230

2,963,000	Boeing Co. (The), 5.93%, due 05/01/60	2,895,719

6,270,000	Carnival Corp, 144A, 7.63%, due 03/01/26	5,879,379

1,610,000	Carnival Corp, 144A, 5.75%, due 03/01/27	1,428,352

3,579,000	Carnival Corp, 6.65%, due 01/15/28	3,194,311

2,240,000	Carrols Restaurant Group, Inc., 144A, 5.88%, due 07/01/29	1,683,450

4,765,000	CEC Entertainment LLC, 144A, 6.75%, due 05/01/26	4,268,963

7,850,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, due 10/01/28	7,732,642

768,000	Cumulus Media New Holdings, Inc., 144A, 6.75%, due 07/01/26	746,792

4,856,000	Dave & Buster’s, Inc., 144A, 7.63%, due 11/01/25	4,874,210

2,010,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	1,628,809

1,818,000	EnLink Midstream Partners LP, 5.05%, due 04/01/45	1,439,430

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

1,400,000	Esc Cb Gulfport Energy, 6.38%, due 01/15/26 (e) (h)	140

1,340,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24 (b)	1,355,914

290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27 (b)	278,349

890,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29 (b)	867,412

330,563	Frontier Communications Holdings LLC, 5.88%, due 11/01/29	278,919

7,923,000	Frontier Communications Holdings LLC, 144A, 6.00%, due 01/15/30	6,727,499

860,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT + 3.22%, 4.95%, due 12/31/99	807,451

4,040,000	Guitar Center, Inc., 144A, 8.50%, due 01/15/26	3,687,242

18,156	Gulfport Energy Corp., 8.00%, due 05/17/26	18,758

2,534,100	JPMorgan Chase & Co., Variable Rate, SOFR + 2.75%, 4.00%, due 12/31/99	2,204,825

3,590,000	LD Holdings Group LLC, 144A, 6.50%, due 11/01/25	2,997,650

1,120,000	LD Holdings Group LLC, 144A, 6.13%, due 04/01/28	898,800

2,615,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	2,405,800

10,720,000	NCL Finance Ltd., 144A, 6.13%, due 03/15/28	9,012,679

6,282,000	New Residential Investment Corp., 144A, REIT, 6.25%, due 10/15/25	5,905,080

1,540,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 4.63%, due 03/15/30	1,322,290

1,454,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,440,465

2,986,000	Redfin Corp., due 10/15/25	1,841,989

2,780,000	Rite Aid Corp., 144A, 7.50%, due 07/01/25	2,343,192

4,746,000	Royal Caribbean Cruises Ltd, 7.50%, due 10/15/27	4,342,590

2,967,000	SeaWorld Parks & Entertainment, Inc., 144A, 8.75%, due 05/01/25	3,073,812

770,000	Triumph Group, Inc., 144A, 8.88%, due 06/01/24	797,913

4,300,000	Triumph Group, Inc., 144A, 6.25%, due 09/15/24	4,103,748

3,660,000	United Wholesale Mortgage LLC, 144A, 5.75%, due 06/15/27	3,298,795

1,680,000	Wayfair, Inc., 0.63%, due 10/01/25	1,202,040

278,000	XHR LP, 144A, REIT, 4.88%, due 06/01/29	260,625

	Total Corporate Debt	121,271,397

	U.S. Government — 31.0%

372,100,000	U.S. Treasury Note, 0.13%, due 02/28/23 (b)	367,143,512

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

180,550,000	U.S. Treasury Note, 0.13%, due 03/31/23	177,785,328

246,150,000	U.S. Treasury Note, 0.13%, due 04/30/23	241,765,453

205,000,000	U.S. Treasury Note, 0.13%, due 06/30/23 (b)	200,491,601

100,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	97,609,375

70,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.15%, due 07/31/23 (b)	70,113,870

88,450,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.16%, due 10/31/23 (b)	88,623,570

121,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 1.05%, due 04/30/24 (b)	121,025,058

	Total U.S. Government	1,364,557,767

	Total United States	1,503,950,036

	TOTAL DEBT OBLIGATIONS (COST $1,547,911,835)	1,518,932,316

	MUTUAL FUNDS — 1.4%

	United States — 1.4%

	Affiliated Issuers — 1.4%

12,580,004	GMO U.S. Treasury Fund	62,900,022

	TOTAL MUTUAL FUNDS (COST $62,956,364)	62,900,022

	SHORT-TERM INVESTMENTS — 4.2%

	Money Market Funds — 0.4%

18,014,063	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (i)	18,014,063

970,688	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.59% (j)	970,688

	Total Money Market Funds	18,984,751

	Repurchase Agreements — 3.2%

140,016,581	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/31/22, maturing on 06/01/22 with a maturity value of $140,019,537 and an effective yield of 0.76%, collateralized by a U.S. Treasury Note with maturity date 03/31/26 and a market value of $142,779,241.	140,016,581

	U.S. Government — 0.4%

1,790,000	U.S. Treasury Bill, 1.44%, due 11/03/22 (b) (j) (k)	1,779,029

18,600,000	U.S. Treasury Bill, 2.06%, due 05/18/23 (j) (k)	18,236,515

	Total U.S. Government	20,015,544

Shares	Description	Value ($)

	U.S. Government Agency — 0.2%

7,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 0.85%, due 11/10/22 (b)	7,502,166

	TOTAL SHORT-TERM INVESTMENTS (COST $186,533,367)	186,519,042

	TOTAL INVESTMENTS — 120.4% (Cost $5,731,147,880)	5,301,788,632

	SECURITIES SOLD SHORT — (22.3)%

	Common Stocks — (22.1)%

	Australia — (0.4)%

(806,242)	APA Group	(6,563,069)

(85,111)	ASX Ltd	(4,924,428)

(19,265)	Cochlear Ltd	(3,073,460)

(1,568,744)	Qantas Airways Ltd *	(6,188,314)

	Total Australia	(20,749,271)

	Austria — (0.2)%

(68,843)	Verbund AG	(6,848,832)

	Belgium — (0.1)%

(104,136)	Anheuser-Busch InBev SA/NV	(5,870,208)

	Canada — (1.1)%

(41,200)	Agnico Eagle Mines Ltd	(2,180,716)

(170,800)	Algonquin Power & Utilities Corp	(2,486,848)

(253,600)	AltaGas Ltd	(6,123,211)

(45,200)	BCE Inc	(2,461,140)

(125,700)	Brookfield Renewable Corp – Class A	(4,547,826)

(89,300)	Cameco Corp	(2,185,171)

(145,100)	Enbridge Inc	(6,696,365)

(41,700)	Franco-Nevada Corp	(5,923,902)

(150,800)	Pan American Silver Corp	(3,313,076)

(179,400)	Pembina Pipeline Corp	(7,219,056)

(105,800)	Restaurant Brands International Inc	(5,555,558)

	Total Canada	(48,692,869)

	Denmark — (0.1)%

(196,715)	Ambu A/S – Class B	(2,697,446)

	France — (0.7)%

(187,993)	Accor SA *	(6,185,860)

(39,969)	Aeroports de Paris *	(5,986,260)

(391,208)	Getlink SE	(7,540,143)

(4,423)	Hermes International	(5,288,409)

(4,963)	Sartorius Stedim Biotech	(1,714,368)

(42,227)	Ubisoft Entertainment SA *	(2,220,003)

(24,109)	Wendel SE	(2,480,886)

	Total France	(31,415,929)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Germany — (0.9)%

(160,047)	Delivery Hero SE *	(6,172,724)

(9,366)	MTU Aero Engines AG	(1,854,535)

(63,672)	Puma SE	(4,751,444)

(48,311)	QIAGEN NV *	(2,223,120)

(2,784)	Rational AG	(1,812,536)

(48,071)	Scout24 SE	(2,981,720)

(51,223)	Symrise AG – Class A	(5,660,225)

(2,406,334)	Telefonica Deutschland Holding AG	(7,658,567)

(103,200)	Uniper SE	(2,670,722)

(79,744)	Zalando SE *	(3,244,552)

	Total Germany	(39,030,145)

	Israel — (0.2)%

(40,600)	CyberArk Software Ltd *	(5,639,340)

(28,300)	Kornit Digital Ltd *	(1,187,751)

(31,800)	Wix.com Ltd *	(2,003,718)

	Total Israel	(8,830,809)

	Italy — (0.5)%

(132,387)	Amplifon SPA	(4,561,974)

(26,456)	Ferrari NV	(5,162,243)

(409,297)	FinecoBank Banca Fineco SPA	(5,799,975)

(496,573)	Infrastrutture Wireless Italiane SPA	(5,534,203)

	Total Italy	(21,058,395)

	Japan — (2.1)%

(159,700)	Aeon Co Ltd	(2,915,013)

(249,800)	ANA Holdings Inc *	(4,930,126)

(210,200)	Asahi Intecc Co Ltd	(3,163,179)

(71,700)	Benefit One Inc	(1,117,474)

(75,300)	East Japan Railway Co	(3,860,329)

(1,800)	Fast Retailing Co Ltd	(864,751)

(65,500)	GMO Payment Gateway Inc	(5,399,464)

(282,200)	Japan Airlines Co Ltd *	(5,172,402)

(113,600)	Japan Exchange Group Inc	(1,797,123)

(81,700)	Keio Corp	(2,729,173)

(53,600)	Kintetsu Group Holdings Co Ltd	(1,566,086)

(41,400)	Lasertec Corp	(5,992,224)

(70,800)	Lixil Corp	(1,347,004)

(178,300)	M3 Inc	(5,128,078)

(129,500)	Mercari Inc *	(2,250,856)

(311,700)	MonotaRO Co Ltd	(4,550,841)

(60,200)	Nidec Corp	(4,025,200)

(273,500)	Nihon M&A Center Holdings Inc	(3,138,306)

(494,200)	Nippon Paint Holdings Co Ltd	(3,652,593)

(59,900)	Nissin Foods Holdings Co Ltd	(3,917,628)

(207,800)	Odakyu Electric Railway Co Ltd	(2,741,783)

(39,400)	ORIENTAL LAND CO LTD	(5,855,168)

(819,300)	Rakuten Group Inc	(4,580,218)

(58,400)	Shiseido Co Ltd	(2,449,631)

(91,600)	Tobu Railway Co Ltd	(2,054,113)

(168,300)	Tokyu Corp	(1,909,883)

Shares	Description	Value ($)

	Japan — continued

(143,100)	West Japan Railway Co	(5,284,533)

	Total Japan	(92,393,179)

	Netherlands — (0.4)%

(3,758)	Adyen NV *	(5,819,884)

(1,914)	ASML Holding NV	(1,101,421)

(12,260)	Heineken Holding NV	(969,838)

(19,959)	IMCD NV	(2,984,905)

(170,735)	Just Eat Takeaway.com NV *	(3,799,632)

(131,863)	Universal Music Group NV	(2,947,952)

	Total Netherlands	(17,623,632)

	New Zealand — (0.1)%

(89,501)	Xero Ltd *	(5,721,143)

	Peru — (0.1)%

(39,500)	Southern Copper Corp	(2,440,310)

	Singapore — (0.3)%

(35,663)	CDL Hospitality Trusts (REIT)	(32,415)

(224,300)	City Developments Ltd	(1,349,618)

(1,587,600)	Singapore Airlines Ltd *	(6,399,634)

(549,600)	Singapore Exchange Ltd	(3,810,298)

	Total Singapore	(11,591,965)

	Spain — (0.5)%

(33,340)	Aena SME SA *	(5,086,313)

(128,288)	Cellnex Telecom SA	(5,789,529)

(262,671)	Ferrovial SA (c)	(6,774,748)

(3,019)	Ferrovial SA (c)	(77,823)

(289,101)	Siemens Gamesa Renewable Energy SA *	(5,605,103)

	Total Spain	(23,333,516)

	Sweden — (0.3)%

(719,743)	Embracer Group AB – Class B *	(6,548,292)

(49,805)	Evolution AB	(5,220,563)

(581,699)	Sinch AB *	(2,816,312)

	Total Sweden	(14,585,167)

	Switzerland — (0.3)%

(9)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(933,513)

(5,464)	Partners Group Holding AG	(5,879,148)

(8,594)	Sika AG (Registered)	(2,385,597)

(34,347)	Straumann Holding AG (Registered)	(4,381,869)

	Total Switzerland	(13,580,127)

	United Kingdom — (1.5)%

(75,187)	Admiral Group Plc	(2,105,038)

(145,452)	Antofagasta Plc	(2,715,027)

(795,991)	Auto Trader Group Plc	(5,921,511)

(15,444)	Croda International Plc	(1,344,768)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

(28,081)	Experian Plc	(939,372)

(71,317)	Halma Plc	(2,004,028)

(375,572)	Hargreaves Lansdown Plc	(4,051,028)

(937,227)	Informa Plc *	(6,442,162)

(43,927)	InterContinental Hotels Group Plc	(2,733,032)

(255,902)	Land Securities Group Plc (REIT)	(2,471,294)

(69,526)	London Stock Exchange Group Plc	(6,487,677)

(553,087)	Ocado Group Plc *	(6,494,349)

(73,873)	Prudential Plc	(963,293)

(2,236,388)	Rentokil Initial Plc	(14,252,255)

(5,225,400)	Rolls-Royce Holdings Plc *	(5,707,091)

(17,943)	Spirax-Sarco Engineering Plc	(2,391,235)

	Total United Kingdom	(67,023,160)

	United States — (12.3)%

(9,300)	AbbVie, Inc.	(1,370,541)

(246,100)	AES Corp. (The)	(5,424,044)

(23,762)	Albertsons Cos, Inc. – Class A	(725,929)

(41,300)	Alnylam Pharmaceuticals, Inc. *	(5,195,540)

(99,700)	Altria Group, Inc.	(5,392,773)

(399,100)	AMC Entertainment Holdings, Inc. – Class A *	(5,723,094)

(14,700)	American Tower Corp. (REIT)	(3,765,111)

(55,370)	Aon Plc – Class A	(15,263,848)

(167,600)	Aramark	(5,777,172)

(34,300)	Arthur J Gallagher & Co.	(5,554,542)

(170,300)	Asana, Inc. – Class A *	(3,702,322)

(26,900)	Autodesk, Inc. *	(5,588,475)

(63,000)	Avalara, Inc. *	(5,334,210)

(16,700)	Ball Corp.	(1,183,863)

(45,600)	Bill.com Holdings, Inc. *	(5,391,744)

(14,900)	Bio-Techne Corp.	(5,508,977)

(69,300)	BioMarin Pharmaceutical, Inc. *	(5,206,509)

(41,600)	Block, Inc. – Class A *	(3,640,416)

(39,200)	Boeing Co. (The) *	(5,150,880)

(11,700)	Broadcom, Inc.	(6,787,521)

(27,700)	Burlington Stores, Inc. *	(4,661,910)

(92,400)	Caesars Entertainment, Inc. *	(4,635,708)

(141,900)	Carnival Corp. *	(1,969,572)

(117,500)	Carvana Co. – Class A *	(3,459,200)

(42,300)	Catalent, Inc. *	(4,359,438)

(100,100)	Ceridian HCM Holding, Inc. *	(5,635,630)

(9,917)	Charter Communications, Inc. – Class A *	(5,027,225)

(4,200)	Chipotle Mexican Grill, Inc. – Class A *	(5,890,710)

(280,200)	Clarivate Plc *	(4,138,554)

(84,900)	Cloudflare, Inc. – Class A *	(4,754,400)

(25,600)	CME Group, Inc.	(5,090,048)

(432,510)	Columbia Banking System, Inc.	(13,040,177)

(72,000)	Coupa Software, Inc. *	(4,952,880)

(19,400)	Crown Castle International Corp. (REIT)	(3,679,210)

(151,200)	Delta Air Lines, Inc. *	(6,303,528)

(16,100)	Dexcom, Inc. *	(4,796,834)

Shares	Description	Value ($)

	United States — continued

(40,500)	Diamondback Energy, Inc.	(6,156,810)

(66,900)	DocuSign, Inc. – Class A *	(5,613,579)

(68,900)	Dominion Energy, Inc.	(5,802,758)

(286,400)	DraftKings, Inc. – Class A *	(3,880,720)

(43,700)	Dynatrace, Inc. *	(1,646,179)

(27,123)	Entegris, Inc.	(3,009,568)

(4,400)	Equinix, Inc. (REIT)	(3,023,196)

(47,200)	Equity LifeStyle Properties, Inc. (REIT)	(3,573,040)

(100,200)	Exact Sciences Corp. *	(4,990,962)

(91,600)	Fastenal Co.	(4,906,096)

(8,400)	First Republic Bank	(1,302,252)

(21,500)	FirstEnergy Corp.	(923,640)

(7,000)	Fortinet, Inc. *	(2,058,980)

(295,170)	Fox Corp. – Class A	(10,481,487)

(10,200)	Gartner, Inc. *	(2,676,480)

(1)	Goldman Sachs Group , Inc. (The)	(327)

(65,600)	Guidewire Software, Inc. *	(5,244,064)

(348,429)	Healthcare Realty Trust, Inc. (REIT)	(10,128,831)

(30,800)	HEICO Corp.	(4,405,940)

(5,800)	Hershey Co. (The)	(1,227,918)

(45,200)	Hess Corp.	(5,562,764)

(15,600)	HubSpot, Inc. *	(5,267,964)

(15,400)	IDEXX Laboratories, Inc. *	(6,030,948)

(17,614)	II-VI, Inc. *	(1,100,875)

(68,700)	Ingersoll Rand, Inc.	(3,239,205)

(26,200)	Insulet Corp. *	(5,593,176)

(29,500)	IQVIA Holdings, Inc. *	(6,349,875)

(68,700)	Iron Mountain, Inc. (REIT)	(3,702,930)

(84,500)	Keurig Dr Pepper, Inc.	(2,935,530)

(14,600)	Kroger Co. (The)	(773,362)

(14,300)	Liberty Broadband Corp. – Class A *	(1,744,743)

(109,100)	Liberty Media Corp.-Liberty Formula One – Class C *	(6,795,839)

(19,300)	Linde Plc	(6,266,324)

(63,500)	Live Nation Entertainment, Inc. *	(6,035,675)

(5,100)	Lululemon Athletica, Inc. *	(1,492,719)

(3)	M&T Bank Corp.	(540)

(20,800)	MarketAxess Holdings, Inc.	(5,858,944)

(36,900)	Marriott International, Inc. – Class A	(6,331,302)

(17,900)	Marsh & McLennan Cos, Inc.	(2,863,105)

(18,000)	Marvell Technology, Inc.	(1,064,700)

(5,000)	Mastercard, Inc. – Class A	(1,789,350)

(34)	MaxLinear, Inc. *	(1,346)

(11,134)	MKS Instruments, Inc.	(1,375,049)

(17,400)	MongoDB, Inc. – Class A *	(4,126,410)

(8,800)	Monolithic Power Systems, Inc.	(3,963,432)

(9,300)	Moody’s Corp.	(2,804,601)

(12,800)	MSCI, Inc. – Class A	(5,662,080)

(531,244)	New York Community Bancorp, Inc.	(5,301,815)

(40,400)	Newmont Corp.	(2,741,140)

(174,800)	NiSource, Inc.	(5,497,460)

(83,567)	NortonLifeLock, Inc.	(2,034,021)

(83,000)	Novocure Ltd. *	(6,671,540)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(54,200)	Okta, Inc. *	(4,501,310)

(78,400)	ONEOK, Inc.	(5,162,640)

(198,300)	Palantir Technologies, Inc. – Class A *	(1,721,244)

(11,300)	Palo Alto Networks, Inc. *	(5,681,414)

(45,800)	Paychex, Inc.	(5,671,414)

(121,800)	Peloton Interactive, Inc. – Class A *	(1,700,328)

(60,700)	Philip Morris International, Inc.	(6,449,375)

(4,800)	Public Storage (REIT)	(1,587,072)

(45,900)	RingCentral, Inc. – Class A *	(2,898,126)

(57,100)	Roku, Inc. *	(5,418,790)

(143,150)	Rollins, Inc.	(5,076,099)

(86,200)	Royal Caribbean Cruises Ltd. *	(5,005,634)

(6,300)	S&P Global, Inc.	(2,201,724)

(44,400)	Seagen, Inc. *	(6,024,192)

(12,400)	ServiceNow, Inc. *	(5,796,628)

(18,900)	Sherwin-Williams Co. (The)	(5,065,956)

(25,700)	Simon Property Group, Inc. (REIT)	(2,946,505)

(225,700)	Snap, Inc. – Class A *	(3,184,627)

(19,300)	Southern Co. (The)	(1,460,238)

(15,300)	Starbucks Corp.	(1,201,050)

(55,500)	Sysco Corp.	(4,671,990)

(77,000)	Teladoc Health, Inc. *	(2,624,930)

(7,900)	Tesla, Inc. *	(5,990,254)

(17,600)	Trade Desk, Inc. (The) – Class A *	(916,080)

(3,600)	TransDigm Group, Inc. *	(2,179,332)

(51,900)	Twilio, Inc. – Class A *	(5,458,323)

(161,100)	Uber Technologies, Inc. *	(3,737,520)

(63,700)	UDR, Inc. (REIT)	(3,044,860)

(22,800)	Vail Resorts, Inc.	(5,750,388)

(176,400)	Vistra Corp.	(4,651,668)

(15,400)	Waste Connections, Inc.	(1,964,116)

(9,300)	Waste Management, Inc.	(1,474,143)

(34,500)	Wayfair, Inc. – Class A *	(2,048,955)

(228,500)	Williams Cos, Inc. (The)	(8,468,210)

(11,400)	Yum! Brands, Inc.	(1,384,758)

(141,100)	Zillow Group, Inc. – Class A *	(5,638,356)

(67,749)	Zillow Group, Inc. – Class C *	(2,703,185)

Shares / Par Value†	Description	Value ($)

	United States — continued

(25,000)	Zoetis, Inc.	(4,273,250)

(74,600)	ZoomInfo Technologies, Inc. – Class A *	(3,013,094)

(32,100)	Zscaler, Inc. *	(4,914,189)

	Total United States	(539,776,093)

	TOTAL COMMON STOCKS (PROCEEDS $1,168,281,487)	(973,262,196)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(15,760)	Sartorius AG	(6,372,028)

	TOTAL PREFERRED STOCKS (PROCEEDS $6,480,119)	(6,372,028)

	DEBT OBLIGATIONS — (0.1)%

	China — (0.1)%

	Corporate Debt — (0.1)%

(2,500,000)	Huarong Finance 2019 Co. Ltd, 3.75%, due 05/29/24	(2,450,000)

(2,500,000)	Huarong Finance II Co. Ltd, 5.50%, due 01/16/25	(2,515,625)

	Total China	(4,965,625)

	United States — (0.0)%

	Corporate Debt — (0.0)%

(1,390,000)	Rite Aid Corp., 7.70%, due 02/15/27	(889,343)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $5,945,440)	(5,854,968)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,180,707,046)	(985,489,192)

	Other Assets and Liabilities (net) — 2.0%	86,218,182

	TOTAL NET ASSETS — 100.0%	$4,402,517,622

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2022

PhosAgro PJSC GDR	04/20/22	2,792	0.00%	311

Sberbank of Russia PJSC	09/09/20	6,314,555	0.01%	291,896

Sberbank of Russia PJSC	01/10/22	183,324	0.00%	6,167

Sberbank of Russia PJSC Sponsored ADR	07/10/19	23,249,052	0.02%	770,539

VTB Bank PJSC GDR (Registered)	01/09/20	568,863	0.00%	15,305

				$1,084,218

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/21/2022	BOA	AUD	32,311,810	USD	24,081,249	886,007
07/18/2022	DB	AUD	24,324,707	USD	16,777,675	(690,735)
07/05/2022	GS	BRL	9,516,390	USD	1,950,000	(34,649)
06/10/2022	MSCI	CAD	1,944,000	USD	1,494,505	(42,298)
06/10/2022	SSB	CAD	25,892,582	USD	19,942,015	(527,009)
06/22/2022	BCLY	CAD	13,334,197	USD	10,672,181	131,366
07/25/2022	DB	CAD	16,715,851	USD	13,054,556	(157,274)
08/02/2022	BCLY	CAD	11,969,490	USD	9,340,000	(119,916)
07/29/2022	BCLY	CHF	1,403,952	USD	1,467,963	(371)
07/29/2022	JPM	CHF	1,411,253	USD	1,474,078	(1,892)
07/29/2022	SSB	CHF	3,612,978	USD	3,772,940	(5,722)
06/13/2022	JPM	CLP	11,950,274,000	USD	13,840,947	(638,536)
06/16/2022	JPM	COP	10,459,240,000	USD	2,651,775	(117,778)
08/18/2022	GS	CZK	31,400,000	USD	1,324,964	(25,699)
08/18/2022	MSCI	CZK	302,511,617	USD	12,604,651	(407,818)
06/21/2022	DB	EUR	3,457,100	USD	3,610,458	(104,342)
06/21/2022	SSB	EUR	89,823,871	USD	97,500,031	980,501
06/30/2022	DB	EUR	17,210,000	USD	18,637,139	135,378
06/30/2022	JPM	EUR	31,040,000	USD	33,664,995	295,171
06/30/2022	MSCI	EUR	46,140,000	USD	51,407,342	1,804,132
06/16/2022	JPM	GBP	8,410,000	USD	10,622,314	24,783
06/21/2022	SSB	GBP	26,240,052	USD	34,272,316	1,205,718
07/25/2022	DB	GBP	14,595,718	USD	18,022,574	(375,418)
06/21/2022	MSCI	HKD	44,583,400	USD	5,691,260	7,078
08/31/2022	JPM	ILS	36,187,392	USD	10,827,741	(132,297)
06/03/2022	GS	INR	137,298,520	USD	1,780,000	11,690
06/03/2022	MSCI	INR	1,057,044,730	USD	13,836,570	222,567
08/30/2022	MSCI	INR	1,143,193,440	USD	14,606,887	22,608
06/06/2022	BCLY	JPY	642,390,956	USD	4,936,262	(54,331)
06/06/2022	JPM	JPY	245,364,558	USD	1,898,586	(7,597)
06/21/2022	DB	JPY	3,893,678,400	USD	31,119,878	853,058
08/08/2022	MSCI	KRW	8,100,418,559	USD	6,431,042	(89,050)
06/01/2022	JPM	NZD	145,700,000	USD	97,930,069	2,991,958
06/01/2022	MSCI	NZD	44,720,000	USD	30,481,012	1,341,462
06/01/2022	SSB	NZD	16,470,000	USD	11,088,345	356,494
07/18/2022	BCLY	NZD	1,857,623	USD	1,212,963	3,366
08/31/2022	MSCI	NZD	177,200,000	USD	115,482,126	194,459
06/17/2022	JPM	PEN	8,760,000	USD	2,283,926	(70,569)
06/17/2022	MSCI	PEN	6,160,000	USD	1,633,086	(22,587)
08/03/2022	JPM	PHP	224,626,450	USD	4,244,642	(14,018)
06/30/2022	BOA	RON	5,942,941	USD	1,300,000	14,148
06/30/2022	JPM	RON	43,202,050	USD	9,566,408	218,938
06/07/2022	MSCI	SEK	65,399,296	USD	6,727,376	29,970
06/21/2022	GS	SGD	2,966,147	USD	2,180,000	15,109
06/21/2022	JPM	SGD	2,595,763	USD	1,890,000	(4,560)
06/21/2022	SSB	SGD	3,716,941	USD	2,740,000	27,130
08/18/2022	CITI	THB	503,698,956	USD	14,490,764	(266,192)
06/13/2022	JPM	TWD	434,415,523	USD	14,677,192	(305,893)
06/21/2022	BOA	USD	21,974,610	AUD	30,678,210	47,941
06/21/2022	MSCI	USD	1,138,917	AUD	1,633,600	33,773
07/18/2022	BCLY	USD	2,961,411	AUD	4,217,145	67,067
07/18/2022	JPM	USD	81,491	AUD	114,813	960
08/09/2022	BCLY	USD	22,403,828	AUD	31,619,950	309,528
08/09/2022	JPM	USD	9,651,429	AUD	13,740,000	218,337
07/05/2022	JPM	USD	16,036,330	BRL	78,193,146	270,895
06/10/2022	DB	USD	769,050	CAD	991,561	14,815
06/22/2022	DB	USD	1,016,919	CAD	1,297,731	8,950
06/22/2022	UBSA	USD	1,009,277	CAD	1,278,489	1,381
08/02/2022	BCLY	USD	120,165,175	CAD	153,482,532	1,137,561

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/16/2022	MSCI	USD	7,057,855	CHF	7,027,125	273,370
06/16/2022	JPM	USD	12,690,394	COP	49,058,279,900	299,984
06/16/2022	MSCI	USD	2,830,000	COP	10,762,490,000	19,852
08/18/2022	DB	USD	1,769,890	CZK	41,400,000	10,921
06/21/2022	BCLY	USD	12,901,684	EUR	12,211,100	219,657
06/21/2022	BOA	USD	552,408	EUR	531,324	18,523
06/21/2022	JPM	USD	79,338,901	EUR	73,824,300	(11,584)
06/21/2022	MSCI	USD	957,015	EUR	880,730	(10,635)
06/30/2022	DB	USD	2,220,616	EUR	2,000,000	(70,499)
06/30/2022	JPM	USD	7,398,348	EUR	6,780,000	(109,449)
07/29/2022	JPM	USD	7,384,977	EUR	6,851,925	(6,841)
07/29/2022	UBSA	USD	5,997,881	EUR	5,598,830	30,926
06/16/2022	DB	USD	13,894,321	GBP	11,380,000	445,739
06/16/2022	JPM	USD	7,112,932	GBP	5,660,000	19,295
06/21/2022	BCLY	USD	2,086,700	GBP	1,692,900	46,621
06/21/2022	JPM	USD	17,344,341	GBP	13,713,400	(63,297)
06/21/2022	MSCI	USD	5,129,334	GBP	4,089,464	24,035
06/21/2022	JPM	USD	4,807,365	HKD	37,713,800	974
06/21/2022	SSB	USD	875,861	HKD	6,869,600	(18)
08/16/2022	GS	USD	1,239,830	HUF	460,000,000	(7,972)
08/16/2022	MSCI	USD	4,053,871	HUF	1,504,351,113	(25,292)
08/09/2022	JPM	USD	9,811,825	IDR	142,928,857,400	79
08/09/2022	MSCI	USD	4,175,882	IDR	61,198,158,000	25,302
06/03/2022	GS	USD	670,000	INR	51,149,810	(11,226)
06/03/2022	MSCI	USD	14,740,612	INR	1,143,193,440	(17,074)
06/06/2022	BCLY	USD	4,022,754	JPY	505,905,208	(92,489)
06/06/2022	MSCI	USD	13,341,614	JPY	1,619,051,577	(763,562)
06/06/2022	SSB	USD	17,435,084	JPY	2,113,834,851	(1,013,170)
06/06/2022	UBSA	USD	3,141,833	JPY	399,180,957	(40,685)
06/09/2022	JPM	USD	10,773,851	JPY	1,368,000,000	(145,256)
06/09/2022	MSCI	USD	45,980,022	JPY	5,963,470,971	352,809
06/21/2022	BCLY	USD	3,597,604	JPY	466,798,600	30,973
06/21/2022	JPM	USD	26,943,476	JPY	3,426,879,800	(305,232)
07/11/2022	JPM	USD	25,981,312	JPY	3,383,291,647	340,966
08/10/2022	MSCI	USD	15,384,768	JPY	2,000,000,000	199,109
08/08/2022	UBSA	USD	1,644,051	KRW	2,080,000,000	30,157
07/22/2022	BOA	USD	2,570,000	MXN	52,043,955	48,836
07/22/2022	MSCI	USD	12,041,028	MXN	245,137,277	294,206
07/18/2022	BCLY	USD	70,265,142	NOK	691,522,042	3,547,163
07/18/2022	JPM	USD	6,010,861	NOK	58,000,000	179,995
06/01/2022	MSCI	USD	131,283,172	NZD	200,290,000	(774,220)
06/01/2022	SSB	USD	4,571,032	NZD	6,600,000	(270,472)
07/18/2022	MSCI	USD	1,455,915	NZD	2,334,308	64,077
07/18/2022	UBSA	USD	1,869,921	NZD	2,950,799	51,500
06/17/2022	MSCI	USD	5,944,506	PEN	22,227,900	29,865
08/03/2022	BCLY	USD	1,441,715	PHP	76,000,000	(842)
07/19/2022	DB	USD	1,114,238	PLN	4,950,000	37,769
07/19/2022	GS	USD	1,706,776	PLN	7,600,000	61,962
07/19/2022	MSCI	USD	2,540,857	PLN	11,016,901	23,091
06/30/2022	DB	USD	1,746,038	RON	8,150,000	17,348
06/30/2022	GS	USD	1,802,922	RON	8,421,897	19,293
06/30/2022	JPM	USD	1,875,072	RON	8,850,000	39,770
06/07/2022	BCLY	USD	25,706,363	SEK	249,160,369	(190,366)
06/07/2022	JPM	USD	29,610,000	SEK	282,721,568	(657,071)
06/21/2022	SSB	USD	120,000	SGD	162,394	(1,474)
06/13/2022	GS	USD	1,219,430	TWD	36,000,000	22,218
08/31/2022	MSCI	USD	1,426,819	ZAR	22,848,506	18,908

						$11,924,315

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
166	Australian Government Bond 10 Yr.	June 2022	14,559,808	(632,782)
466	CAC40 10 Euro	June 2022	32,362,078	551,162
14	DAX Index	June 2022	5,419,327	54,494
97	Euro Bund	June 2022	15,783,643	(135,501)
385	FTSE 100 Index	June 2022	36,770,706	2,008,386
243	FTSE/JSE 40	June 2022	10,143,471	(248,580)
49	Gold 100 OZ (j)	August 2022	9,057,160	(78,432)
51	Hang Seng Index	June 2022	6,953,512	487,389
437	MSCI Singapore	June 2022	9,555,943	266,845
156	Soybean (j)	July 2022	13,129,350	154,896
39	WTI Crude (j)	June 2022	4,472,130	484,038

			$158,207,128	$2,911,915

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
101	Corn (j)	July 2022	3,805,175	126,672
111	E-mini Russell 2000 Index	June 2022	10,333,545	94,509
126	FTSE Taiwan Index	June 2022	7,240,125	(256,308)
1,221	Mini MSCI Emerging Markets	June 2022	64,914,465	3,866,169
2,230	S&P 500 E-Mini	June 2022	460,634,375	12,063,997
12	S&P/TSX 60	June 2022	2,378,464	(43,858)
479	SGX Nifty 50	June 2022	15,771,027	(239,117)
20	SPI 200 Futures	June 2022	2,573,565	98,029
40	TOPIX Index	June 2022	5,923,316	(135,714)
454	U.S. Treasury Note 10 Yr. (CBT)	September 2022	54,231,719	212,244
4	U.S. Ultra Bond (CBT)	September 2022	623,000	14,787
122	UK Gilt Long Bond	September 2022	17,828,319	312,211

			$646,257,095	$16,113,621

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.58%	N/A	12/20/2024	Quarterly	96,637	(11,963)	(108,600)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	1.01%	N/A	12/20/2024	Quarterly	(139,584)	(112,298)	27,286
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	2.73%	N/A	12/20/2024	Quarterly	14,842	(31,156)	(45,998)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	2.73%	N/A	12/20/2024	Quarterly	142,500	(62,315)	(204,815)
United Rentals North America, Inc.	CSI	USD	1,140,000	5.00%	1.18%	N/A	12/20/2024	Quarterly	(96,605)	(107,200)	(10,595)
United Rentals North America, Inc.	JPM	USD	1,140,000	5.00%	1.18%	N/A	12/20/2024	Quarterly	(51,323)	(107,200)	(55,877)
American Airlines Group, Inc.	GS	USD	1,120,000	5.00%	10.80%	N/A	12/20/2025	Quarterly	232,400	171,510	(60,890)
American Airlines Group, Inc.	BCLY	USD	2,970,000	5.00%	10.98%	N/A	06/20/2026	Quarterly	564,300	508,268	(56,032)
Sell Protection^:
American Airlines Group, Inc.	GS	USD	1,120,000	5.00%	8.81%	1,120,000 USD	12/20/2023	Quarterly	(128,800)	(60,039)	68,761
American Airlines Group, Inc.	BCLY	USD	2,970,000	5.00%	9.37%	2,970,000 USD	06/20/2024	Quarterly	(222,750)	(230,300)	(7,550)

									$411,617	$(42,693)	$(454,310)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month CAD CDOR	3.21%	CAD	116,370,000	06/15/2024	Semi-Annually	—	170,339	170,339
3.22%	3 Month CAD CDOR	CAD	828,260,000	06/15/2024	Semi-Annually	(306,015)	(1,263,261)	(957,246)
0.31%	CHF - SARON - OIS - COMPOUND	CHF	576,400,000	06/15/2024	Annually	257,559	1,522,662	1,265,103
GBP - SONIA - COMPOUND	2.13%	GBP	369,900,000	06/15/2024	Annually	124,408	(2,285,350)	(2,409,758)
3 Month SEK STIBOR	2.15%	SEK	597,990,000	06/15/2024	Quarterly	52,659	61,645	8,986
3 Month SEK STIBOR	2.12%	SEK	521,800,000	06/15/2024	Quarterly	—	18,683	18,683
1.01%	6 Month EURIBOR	EUR	81,710,000	06/19/2024	Semi-Annually	6,416	169,793	163,377
6 Month EURIBOR	1.00%	EUR	413,220,000	06/19/2024	Semi-Annually	(70,892)	(946,926)	(876,034)
USD - SOFR - COMPOUND	2.71%	USD	29,790,000	09/21/2024	Annually	1,727	(47,037)	(48,764)
3.39%	6 Month AUD BBSW	AUD	20,270,000	06/15/2032	Semi-Annually	—	385,221	385,221
3.44%	6 Month AUD BBSW	AUD	30,270,000	06/15/2032	Semi-Annually	—	489,039	489,039
6 Month AUD BBSW	3.39%	AUD	172,050,000	06/15/2032	Semi-Annually	187,933	(3,295,514)	(3,483,447)
6 Month AUD BBSW	3.67%	AUD	18,570,000	06/15/2032	Semi-Annually	—	(46,661)	(46,661)
3.17%	3 Month CAD CDOR	CAD	21,750,000	06/15/2032	Semi-Annually	—	285,691	285,691
3.12%	3 Month CAD CDOR	CAD	26,560,000	06/15/2032	Semi-Annually	—	428,611	428,611
3.21%	3 Month CAD CDOR	CAD	28,450,000	06/15/2032	Semi-Annually	—	282,459	282,459
3 Month CAD CDOR	3.40%	CAD	10,580,000	06/15/2032	Semi-Annually	—	32,122	32,122
3 Month CAD CDOR	3.53%	CAD	189,530,000	06/15/2032	Semi-Annually	135,753	2,217,822	2,082,069
3.25%	3 Month CAD CDOR	CAD	28,220,000	06/15/2032	Semi-Annually	—	208,930	208,930
3.27%	3 Month CAD CDOR	CAD	16,290,000	06/15/2032	Semi-Annually	—	96,152	96,152
3 Month CAD CDOR	3.15%	CAD	218,990,000	06/15/2032	Semi-Annually	63,405	(3,175,329)	(3,238,734)
3.37%	3 Month CAD CDOR	CAD	16,670,000	06/15/2032	Semi-Annually	—	(17,625)	(17,625)
3.48%	3 Month CAD CDOR	CAD	26,500,000	06/15/2032	Semi-Annually	—	(219,686)	(219,686)
1.27%	CHF - SARON - OIS - COMPOUND	CHF	173,880,000	06/15/2032	Annually	—	2,426,009	2,426,009
CHF - SARON - OIS - COMPOUND	1.25%	CHF	197,640,000	06/15/2032	Annually	160,765	(3,150,728)	(3,311,493)
CHF - SARON - OIS - COMPOUND	1.23%	CHF	16,810,000	06/15/2032	Annually	—	(309,786)	(309,786)
CHF - SARON - OIS - COMPOUND	1.26%	CHF	118,600,000	06/15/2032	Annually	(571,567)	(1,772,712)	(1,201,145)
EUR - EuroSTR - COMPOUND	1.34%	EUR	11,230,000	06/15/2032	Annually	—	(258,225)	(258,225)
EUR - EuroSTR - COMPOUND	1.28%	EUR	18,190,000	06/15/2032	Annually	—	(516,685)	(516,685)
EUR - EuroSTR - COMPOUND	1.29%	EUR	18,200,000	06/15/2032	Annually	—	(515,129)	(515,129)
EUR - EuroSTR - COMPOUND	1.40%	EUR	10,730,000	06/15/2032	Annually	—	(179,447)	(179,447)
EUR - EuroSTR - COMPOUND	1.51%	EUR	20,640,000	06/15/2032	Annually	—	(111,389)	(111,389)
1.95%	GBP - SONIA - COMPOUND	GBP	317,490,000	06/15/2032	Annually	(1,754,831)	7,334,577	9,089,408
1.98%	GBP - SONIA - COMPOUND	GBP	9,730,000	06/15/2032	Annually	—	184,248	184,248
1.87%	GBP - SONIA - COMPOUND	GBP	79,500,000	06/15/2032	Annually	(128,855)	2,504,270	2,633,125
GBP - SONIA - COMPOUND	1.99%	GBP	153,990,000	06/15/2032	Annually	(302,376)	(2,781,470)	(2,479,094)
GBP - SONIA - COMPOUND	1.96%	GBP	6,120,000	06/15/2032	Annually	—	(134,187)	(134,187)
4.13%	3 Month NZD Bank Bill Rate	NZD	139,320,000	06/15/2032	Quarterly	55,166	(1,214,714)	(1,269,880)
2.49%	3 Month SEK STIBOR	SEK	128,230,000	06/15/2032	Quarterly	4,935	74,322	69,387
3 Month SEK STIBOR	2.28%	SEK	1,886,000,000	06/15/2032	Quarterly	1,160,106	(4,783,012)	(5,943,118)
2.61%	3 Month SEK STIBOR	SEK	321,900,000	06/15/2032	Quarterly	—	(157,612)	(157,612)
2.56%	3 Month SEK STIBOR	SEK	116,000,000	06/15/2032	Quarterly	—	(5,601)	(5,601)
2.56%	3 Month SEK STIBOR	SEK	114,600,000	06/15/2032	Quarterly	—	(6,577)	(6,577)
3 Month SEK STIBOR	2.46%	SEK	188,400,000	06/15/2032	Quarterly	—	(153,771)	(153,771)
2.52%	USD - SOFR - COMPOUND	USD	372,830,000	06/15/2032	Annually	(68,425)	4,181,435	4,249,860
USD - SOFR - COMPOUND	2.71%	USD	15,390,000	06/15/2032	Annually	—	80,246	80,246
USD - SOFR - COMPOUND	2.66%	USD	12,670,000	06/15/2032	Annually	—	18,627	18,627
USD - SOFR - COMPOUND	2.53%	USD	16,920,000	06/15/2032	Annually	—	(182,312)	(182,312)
USD - SOFR - COMPOUND	2.52%	USD	37,520,000	06/15/2032	Annually	—	(410,886)	(410,886)
USD - SOFR - COMPOUND	2.46%	USD	19,570,000	06/15/2032	Annually	—	(325,511)	(325,511)
1.75%	6 Month EURIBOR	EUR	84,770,000	06/16/2032	Semi-Annually	321,822	843,955	522,133
1.71%	6 Month EURIBOR	EUR	27,370,000	06/16/2032	Semi-Annually	—	381,636	381,636
6 Month EURIBOR	1.79%	EUR	17,590,000	06/16/2032	Semi-Annually	31,844	(104,978)	(136,822)
6 Month EURIBOR	1.81%	EUR	93,160,000	06/16/2032	Semi-Annually	23,142	(370,233)	(393,375)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps (continued)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CHF - SARON - OIS - COMPOUND	1.34%	CHF	174,340,000	09/21/2032	Annually	—	(2,513,092)	(2,513,092)
2.01%	GBP - SONIA - COMPOUND	GBP	154,620,000	09/21/2032	Annually	241,189	2,771,186	2,529,997
3 Month SEK STIBOR	2.51%	SEK	127,100,000	09/21/2032	Quarterly	—	(116,740)	(116,740)
2.64%	USD - SOFR - COMPOUND	USD	6,810,000	09/21/2032	Annually	(17,905)	27,477	45,382
2.57%	USD - SOFR - COMPOUND	USD	12,010,000	09/21/2032	Annually	—	121,452	121,452

						$(392,037)	$(4,053,577)	$(3,661,540)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	GS	USD	4,411,416	07/24/2022	Monthly	—	(115,603)	(115,603)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.50%	GS	USD	5,104,635	07/24/2022	Monthly	—	(478,683)	(478,683)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	GS	USD	2,810,639	07/24/2022	Monthly	—	(137,331)	(137,331)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.75%	GS	USD	2,733,233	07/24/2022	Monthly	—	(141,283)	(141,283)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,487,898	10/18/2022	Monthly	—	31,845	31,845
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	52,381,669	10/18/2022	Monthly	—	(1,213,642)	(1,213,642)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,344,731	10/18/2022	Monthly	—	(91,815)	(91,815)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	9,750,970	05/09/2023	Monthly	—	393,318	393,318
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	890,802	05/09/2023	Monthly	—	(29,694)	(29,694)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.08%	GS	USD	8,715,762	05/09/2023	Monthly	—	(286,029)	(286,029)
1 Month Federal Funds Rate plus 0.01%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,045,945	05/12/2023	Monthly	—	781,392	781,392
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	UBSA	USD	11,044,884	05/12/2023	Monthly	—	(765,789)	(765,789)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 2.66%	MORD	USD	27,096,188	05/18/2023	Monthly	—	(2,231,995)	(2,231,995)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	10,689,978	05/22/2023	Monthly	—	357,956	357,956
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.05%	UBSA	USD	10,685,708	05/22/2023	Monthly	—	(417,344)	(417,344)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	10,905,349	11/20/2023	Monthly	—	(423,649)	(423,649)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.50%	GS	USD	459,880	05/24/2024	Monthly	—	(12,894)	(12,894)

							$—	$(4,781,240)	$(4,781,240)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	The rate shown represents yield-to-maturity.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(m)	The following table represents the individual short positions within the custom equity basket swap as of May 31, 2022:

Shares	Description	% of Equity Basket	Value ($)

4,978,000	Alibaba Health Information Technology Ltd	4.7%	2,535,649

11,360,000	Alibaba Pictures Group Ltd	1.9%	998,895

10,923,000	China Molybdenum Co Ltd – Class H	10.0%	5,344,705

716,000	China Resources Beer Holdings Co Ltd	8.4%	4,462,591

913,500	Citic Securities Co Ltd – Class H	3.7%	1,977,134

3,079,000	Cosco Shipping Holdings Co – Class H	10.2%	5,448,020

309,800	Ganfeng Lithium Co Ltd – Class H	7.4%	3,970,877

2,610,000	Greentown Service Group Co Ltd	4.9%	2,625,228

132,100	Hong Kong Exchanges and Clearing Ltd	10.7%	5,699,859

2,826,000	Kingdee International Software Group Co Ltd	10.4%	5,565,172

205,500	Kuaishou Technology	3.7%	1,989,693

327,700	Microport Scientific Corp	1.2%	649,024

252,000	New World Development Co Ltd	1.8%	959,010

2,524,000	Sands China Ltd	9.0%	4,823,223

4,752,000	Zijin Mining Group Co Ltd – Class H	12.0%	6,418,522

	TOTAL COMMON STOCKS		$53,467,602

The rates shown on variable rate notes are the current interest rates at May 31, 2022, which are subject to change based on the terms of the security.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offering Rate

CMT - Constant Maturity Treasury

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF- Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

EuroSTR - Euro Short-Term Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,160,217	GMO Emerging Markets ex-China Fund, Class VI	17,264,027

8,493,120	GMO International Equity Fund, Class IV	187,952,744

484,297	GMO-Usonian Japan Value Creation Fund, Class VI	8,484,875

	TOTAL MUTUAL FUNDS (COST $227,897,765)	213,701,646

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

48,710	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	48,710

	TOTAL SHORT-TERM INVESTMENTS (COST $48,710)	48,710

	TOTAL INVESTMENTS — 100.0% (Cost $227,946,475)	213,750,356

	Other Assets and Liabilities (net) — 0.00%	29,182

	TOTAL NET ASSETS — 100.0%	$213,779,538

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

2,935,317	GMO Emerging Markets ex-China Fund, Class VI	43,677,519

6,241,219	GMO Emerging Markets Fund, Class VI	162,895,806

14,690,268	GMO International Equity Fund, Class IV	325,095,638

1,225,588	GMO-Usonian Japan Value Creation Fund, Class VI	21,472,299

	TOTAL MUTUAL FUNDS (COST $611,557,597)	553,141,262

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

349,598	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (a)	349,598

	TOTAL SHORT-TERM INVESTMENTS (COST $349,598)	349,598

	TOTAL INVESTMENTS — 100.0% (Cost $611,907,195)	553,490,860

	Other Assets and Liabilities (net) — (0.0%)	(96,286)

	TOTAL NET ASSETS — 100.0%	$553,394,574

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2022.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 91.2%

	United States — 91.2%

	U.S. Government — 91.2%

33,400,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	33,098,617

20,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	19,777,344

35,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	34,464,062

1,400,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a) (b)	1,375,062

31,000,000	U.S. Treasury Note, 0.13%, due 06/30/23	30,318,242

60,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.17%, due 01/31/23 (a)	60,066,664

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.16%, due 10/31/23 (b)	20,039,247

30,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 0.99%, due 04/30/24	30,006,213

	Total U.S. Government	229,145,451

	Total United States	229,145,451

	TOTAL DEBT OBLIGATIONS (COST $230,661,808)	229,145,451

	SHORT-TERM INVESTMENTS — 8.9%

	Money Market Funds — 1.9%

3,676,856	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (c)	3,676,856

1,050,539	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.59% (a)	1,050,539

	Total Money Market Funds	4,727,395

	U.S. Government — 3.0%

7,500,000	U.S. Treasury Bill, 1.51%, due 11/17/22 (d)	7,447,716

	U.S. Government Agency — 4.0%

10,000,000	Federal Home Loan Banks, 1.67%, due 12/19/22	10,005,094

	TOTAL SHORT-TERM INVESTMENTS (COST $22,175,640)	22,180,205

	TOTAL INVESTMENTS — 100.1% (Cost $252,837,448)	251,325,656

	Other Assets and Liabilities (net) — (0.1%)	(184,971)

	TOTAL NET ASSETS — 100.0%	$251,140,685

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/18/2022	DB	AUD	16,263,605	USD	11,217,627	(461,828)
06/22/2022	BCLY	CAD	8,513,557	USD	6,813,926	83,874
07/25/2022	DB	CAD	11,792,462	USD	9,209,543	(110,952)
07/29/2022	BCLY	CHF	943,222	USD	986,227	(249)
07/29/2022	JPM	CHF	944,995	USD	987,063	(1,267)
07/29/2022	SSB	CHF	2,423,042	USD	2,530,320	(3,837)
07/25/2022	DB	GBP	9,783,788	USD	12,080,875	(251,650)
06/06/2022	BCLY	JPY	416,634,796	USD	3,201,786	(34,958)
06/06/2022	JPM	JPY	145,783,065	USD	1,128,042	(4,514)
07/18/2022	BCLY	NZD	1,245,390	USD	813,196	2,257
07/18/2022	BCLY	USD	1,955,810	AUD	2,785,123	44,284
07/18/2022	JPM	USD	49,933	AUD	70,351	588
06/22/2022	DB	USD	794,359	CAD	1,013,713	6,992
06/22/2022	UBSA	USD	683,682	CAD	866,045	935
07/29/2022	JPM	USD	4,953,149	EUR	4,595,628	(4,587)
07/29/2022	UBSA	USD	4,022,477	EUR	3,754,854	20,740
06/06/2022	BCLY	USD	2,378,967	JPY	299,517,243	(52,084)
06/06/2022	MSCI	USD	9,201,597	JPY	1,116,646,020	(526,622)
06/06/2022	SSB	USD	13,007,745	JPY	1,577,062,855	(755,893)
06/06/2022	UBSA	USD	2,179,929	JPY	276,841,589	(29,208)
07/11/2022	JPM	USD	10,880,621	JPY	1,416,876,640	142,792
08/10/2022	MSCI	USD	15,384,768	JPY	2,000,000,000	199,109
07/18/2022	MSCI	USD	973,431	NZD	1,560,728	42,842
07/18/2022	UBSA	USD	1,256,887	NZD	1,983,410	34,616

						$(1,658,620)

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
112	Australian Government Bond 10 Yr.	June 2022	9,823,485	(429,708)
312	CAC40 10 Euro	June 2022	21,667,314	369,951
10	DAX Index	June 2022	3,870,948	32,988
65	Euro Bund	June 2022	10,576,668	(91,132)
258	FTSE 100 Index	June 2022	24,641,148	1,373,389
163	FTSE/JSE 40	June 2022	6,804,057	(169,455)
32	Gold 100 OZ (a)	August 2022	5,914,880	(46,175)
33	Hang Seng Index	June 2022	4,499,331	315,364
887	Mini MSCI Emerging Markets	June 2022	47,157,355	413,441
292	MSCI Singapore	June 2022	6,385,207	178,270
104	Soybean (a)	July 2022	8,752,900	106,916
26	WTI Crude (a)	June 2022	2,981,420	321,545

			$153,074,713	$2,375,394

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
68	Corn (a)	July 2022	2,561,900	85,309
75	E-mini Russell 2000 Index	June 2022	6,982,125	58,852
85	FTSE Taiwan Index	June 2022	4,884,211	(172,508)
208	S&P 500 E-Mini	June 2022	42,965,000	2,562,690
7	S&P/TSX 60	June 2022	1,387,437	(24,165)
13	SPI 200 Futures	June 2022	1,672,817	63,794
27	TOPIX Index	June 2022	3,998,239	(92,824)
305	U.S. Treasury Note 10 Yr. (CBT)	September 2022	36,433,203	142,408
82	UK Gilt Long Bond	September 2022	11,982,969	209,940

			$112,867,901	$2,833,496

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Growth Index	GS	USD	8,254,534	05/09/2023	Monthly	—	332,957	332,957
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	754,373	05/09/2023	Monthly	—	(25,146)	(25,146)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	GS	USD	7,370,861	05/09/2023	Monthly	—	(241,893)	(241,893)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	9,346,612	05/12/2023	Monthly	—	661,181	661,181
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.09%	UBSA	USD	9,345,594	05/12/2023	Monthly	—	(647,970)	(647,970)
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	7,326,430	05/22/2023	Monthly	—	245,327	245,327
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	7,104,172	05/22/2023	Monthly	—	(277,463)	(277,463)

							$—	$46,993	$46,993

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(d)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2022, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 41.2%

	Australia — 1.3%

28,066	Aurizon Holdings Ltd (a)	80,850

81,259	Beach Energy Ltd	99,417

34,208	BlueScope Steel Ltd	443,571

30,204	Brambles Ltd (a)	235,394

1,134	Brickworks Ltd	16,888

15,165	CSR Ltd	50,690

20,521	Dexus (REIT) (a)	154,159

36,153	Fortescue Metals Group Ltd (a)	521,943

22,136	Genworth Mortgage Insurance Australia Ltd	47,364

44,850	GPT Group (The) (REIT) (a)	154,579

9,987	GrainCorp Ltd – Class A (a)	70,342

3,297	JB Hi-Fi Ltd (a)	108,681

3,919	McMillan Shakespeare Ltd	33,087

38,140	Metcash Ltd (a)	117,643

174	Mineral Resources Ltd	7,922

98,347	Mirvac Group (REIT) (a)	159,296

1,983	Rio Tinto Ltd (a)	162,244

61,166	Scentre Group (REIT) (a)	125,767

5,324	Sims Ltd	67,011

57,074	Stockland (REIT) (a)	163,571

	Total Australia	2,820,419

	Belgium — 0.4%

476	Ackermans & van Haaren NV	80,330

6,034	Ageas SA/NV	303,684

1,493	Bekaert SA	60,303

4,298	Proximus SADP	74,123

429	Sofina SA	100,984

2,152	UCB SA (a)	189,865

76	VGP NV (a)	14,746

	Total Belgium	824,035

	Brazil — 0.1%

9,100	Petroleo Brasileiro SA Sponsored ADR (a)	126,308

8,200	Telefonica Brasil SA ADR	88,068

4,255	Vale SA	77,184

	Total Brazil	291,560

	Canada — 1.6%

7,200	BlackBerry Ltd * (a)	43,560

5,570	Brookfield Asset Management Inc – Class A (a)	281,842

4,200	Canadian Apartment Properties (REIT) (a)	164,367

2,000	Canadian Tire Corp Ltd – Class A (a)	274,784

3,900	Canfor Corp *	82,542

8,358	Celestica Inc *	92,378

700	Cogeco Inc	43,140

10,400	Corus Entertainment Inc – Class B	36,754

4,300	Finning International Inc	114,295

400	iA Financial Corp Inc	20,771

Shares	Description	Value ($)

	Canada — continued

1,500	Interfor Corp *	39,942

3,800	Magna International Inc	246,594

1,700	Manulife Financial Corp (a) (b)	31,501

9,200	Manulife Financial Corp (a) (b)	170,420

3,900	Nutrien Ltd (a)	379,041

2,300	Onex Corp	137,234

4,500	Parex Resources Inc	99,652

2,000	Power Corp of Canada	57,762

3,200	PrairieSky Royalty Ltd	47,917

7,300	Quebecor Inc – Class B	165,640

900	Russel Metals Inc	22,570

14,700	Teck Resources Ltd – Class B	609,454

1,900	Topaz Energy Corp	35,511

3,200	West Fraser Timber Co Ltd	295,244

1,100	Westshore Terminals Investment Corp (a)	31,482

	Total Canada	3,524,397

	China — 1.2%

42,000	Agile Group Holdings Ltd	17,807

13,944	Alibaba Group Holding Ltd *	167,471

1,300	Autohome Inc ADR	47,242

340,000	Bank of Communications Co Ltd – Class H	231,563

22,000	Beijing Enterprises Holdings Ltd	77,019

118,000	China Communications Services Corp Ltd – Class H	55,258

104,000	China Overseas Land & Investment Ltd	301,797

353,000	China Railway Group Ltd – Class H	243,979

286,000	China Zhongwang Holdings Ltd * (c)	61,229

158,000	CITIC Ltd	177,198

176,000	Dongfeng Motor Group Co Ltd – Class H	138,221

32,000	Fosun International Ltd	32,446

189,200	Guangzhou R&F Properties Co Ltd – Class H	67,091

27,500	Hello Group Inc Sponsored ADR	167,200

128	JD.com Inc – Class A	3,596

17,500	Kingboard Holdings Ltd	83,727

40,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	66,430

154,000	Shimao Group Holdings Ltd (c)	86,742

73,200	Sinopharm Group Co Ltd – Class H	181,055

271,000	Sunac China Holdings Ltd (c)	158,169

2,701	Tencent Holdings Ltd	123,485

14,500	Vipshop Holdings Ltd ADR *	134,850

	Total China	2,623,575

	Denmark — 0.4%

34	AP Moller – Maersk A/S – Class A (a)	98,136

88	AP Moller – Maersk A/S – Class B (a)	257,873

184	Carlsberg A/S – Class B (a)	23,421

20,531	Danske Bank A/S	335,912

2,723	Pandora A/S	219,980

3,387	Scandinavian Tobacco Group A/S	72,758

	Total Denmark	1,008,080

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.4%

4,227	Neste Oyj	194,158

57,326	Nokia Oyj (a)	288,116

16,345	Outokumpu Oyj	94,368

13,318	Stora Enso Oyj – R Shares (a)	258,341

	Total Finland	834,983

	France — 1.4%

3,743	ALD SA (a)	51,988

2,505	APERAM SA	103,736

10,159	ArcelorMittal SA	325,262

225	Arkema SA	27,240

4,609	BNP Paribas SA	263,799

7,301	Coface SA	86,137

7,253	Derichebourg SA	58,501

2,637	Ipsen SA	264,031

1,905	IPSOS	92,548

301	Kering SA (a)	165,559

399	LVMH Moet Hennessy Louis Vuitton SE (a)	257,605

4,198	Metropole Television SA	73,385

8,871	Publicis Groupe SA (a)	485,922

2,705	Quadient SA	56,394

2,882	Safran SA (a)	298,607

1,103	Societe BIC SA	63,031

9,903	Societe Generale SA	266,861

8,502	Television Francaise 1	70,517

	Total France	3,011,123

	Germany — 0.8%

1,436	ADVA Optical Networking SE *	21,947

1,118	Aurubis AG	105,607

3,664	Bayer AG (Registered) (a)	262,152

2,855	Bayerische Motoren Werke AG (a)	248,039

1,921	Beiersdorf AG (a)	199,383

3,942	Deutsche Pfandbriefbank AG	43,944

182	Draegerwerk AG & Co KGaA (a)	8,175

3,969	Fresenius SE & Co KGaA (a)	136,131

4,100	HeidelbergCement AG (a)	239,453

368	Hornbach Holding AG & Co KGaA	46,463

9,298	Kloeckner & Co SE *	115,793

4,069	Mercedes-Benz Group AG (a)	289,954

1,307	Salzgitter AG *	53,558

1,259	SAP SE (a)	126,211

	Total Germany	1,896,810

	Hong Kong — 0.8%

15,300	ASM Pacific Technology Ltd	139,302

13,200	Bank of East Asia Ltd (The)	19,115

12,000	Chow Sang Sang Holdings International Ltd	12,974

122,000	CITIC Telecom International Holdings Ltd	41,350

46,500	CK Hutchison Holdings Ltd (a)	329,388

7,200	Dah Sing Financial Holdings Ltd	21,315

Shares	Description	Value ($)

	Hong Kong — continued

124,000	First Pacific Co Ltd	54,311

20,323	Galaxy Entertainment Group Ltd	108,260

21,000	HK Electric Investments & HK Electric Investments Ltd (a)	20,095

70,000	HKT Trust & HKT Ltd – Class SS	96,378

26,000	Johnson Electric Holdings Ltd	33,859

40,000	K Wah International Holdings Ltd	15,138

20,000	Kerry Properties Ltd (a)	51,838

74,000	Pacific Textiles Holdings Ltd	33,989

47,000	PCCW Ltd	25,628

32,500	Power Assets Holdings Ltd (a)	212,199

60,000	Shun Tak Holdings Ltd *	12,445

34,000	Sun Hung Kai & Co Ltd	15,763

4,500	Sun Hung Kai Properties Ltd (a)	55,017

12,500	Swire Pacific Ltd – Class A (a)	75,841

64,000	VSTECS Holdings Ltd	52,780

12,000	VTech Holdings Ltd	89,670

289,500	WH Group Ltd	221,371

33,500	Yue Yuen Industrial Holdings Ltd *	48,695

	Total Hong Kong	1,786,721

	India — 0.4%

17,787	GAIL India Ltd	33,663

4,702	Hindalco Industries Ltd	25,838

17,130	Hindustan Petroleum Corp Ltd	50,041

16,918	Indian Oil Corp Ltd	25,278

84,790	NTPC Ltd	171,823

160,581	Oil & Natural Gas Corp Ltd	313,786

13,532	Tata Steel Ltd	183,813

	Total India	804,242

	Ireland — 0.5%

52,388	Bank of Ireland Group Plc	353,937

5,092	Glanbia Plc	59,062

30,608	Hibernia REIT Plc	52,547

6,929	Origin Enterprises Plc	33,157

15,024	Ryanair Holdings Plc *	230,137

325	Ryanair Holdings Plc Sponsored ADR * (a)	28,340

7,081	Smurfit Kappa Group Plc	286,249

	Total Ireland	1,043,429

	Israel — 0.3%

26,873	Bank Leumi Le-Israel BM	267,564

357	First International Bank of Israel Ltd (The)	13,765

8,519	Isracard Ltd	36,175

33,700	Teva Pharmaceutical Industries Ltd Sponsored ADR *	306,670

	Total Israel	624,174

	Italy — 0.8%

2,000	ACEA SPA (a)	36,356

2,745	Ascopiave SPA (a)	9,884

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

2,511	Banca IFIS SPA	45,821

3,249	Credito Emiliano SPA	21,066

8,993	EXOR NV	664,235

30,261	Italgas SPA (a)	195,414

16,823	Leonardo SPA *	181,139

12,006	Stellantis NV	180,128

599,619	Telecom Italia SPA	191,762

217,413	Telecom Italia SPA – RSP	66,491

43,953	Unipol Gruppo SPA	235,209

	Total Italy	1,827,505

	Japan — 10.3%

1,500	ADEKA Corp	29,302

20,500	Aeon Mall Co Ltd (a)	247,497

10,800	AGC Inc	406,249

2,700	Aisin Corp	88,397

5,100	Amano Corp	98,781

400	Arata Corp	12,429

2,300	Arcland Sakamoto Co Ltd	26,426

9,300	Arcs Co Ltd	139,359

36,900	Asahi Kasei Corp	298,136

3,600	Astellas Pharma Inc (a)	57,495

11,300	Brother Industries Ltd	207,974

1,400	Calbee Inc	25,910

1,900	Canon Marketing Japan Inc	44,446

20,700	Chugoku Marine Paints Ltd	136,712

14,200	Citizen Watch Co Ltd	60,489

9,700	Dai Nippon Printing Co Ltd	221,937

200	Dai Nippon Toryo Co Ltd	1,173

300	Daiichi Jitsugyo Co Ltd	7,603

600	Daishi Hokuetsu Financial Group Inc	11,580

6,000	Daiwa House Industry Co Ltd (a)	144,505

33,400	Daiwabo Holdings Co Ltd	445,949

10,200	Denka Co Ltd	253,076

200	Eizo Corp	5,372

700	ESPEC Corp	9,992

19,100	EXEO Group Inc	305,837

8,800	Ezaki Glico Co Ltd	254,354

12,200	Fuji Corp	208,951

2,300	Fuji Electric Co Ltd	107,862

1,900	Hanwa Co Ltd	43,918

24,300	Haseko Corp	289,877

2,900	Hazama Ando Corp	17,737

8,600	Hogy Medical Co Ltd (a)	203,494

17,900	Honda Motor Co Ltd	445,713

2,900	Idemitsu Kosan Co Ltd	78,220

8,800	Iida Group Holdings Co Ltd	138,822

60,500	Inpex Corp	776,277

9,600	Isuzu Motors Ltd	112,661

9,300	ITOCHU Corp (a)	266,775

2,100	Itochu Enex Co Ltd	16,988

5,300	Itoham Yonekyu Holdings Inc	26,462

Shares	Description	Value ($)

	Japan — continued

1,500	Jaccs Co Ltd	39,017

20,000	JFE Holdings Inc	246,043

1,700	Juroku Financial Group Inc	29,533

28,900	JVCKenwood Corp	42,692

30,700	K’s Holdings Corp	306,939

24,600	Kajima Corp	264,361

4,800	Kandenko Co Ltd	29,864

800	Kaneka Corp	20,531

20,700	Kanematsu Corp	209,810

500	Kanematsu Electronics Ltd (a)	15,340

6,700	KDDI Corp (a)	233,737

4,500	Kinden Corp	51,787

1,000	Kintetsu World Express Inc (a)	32,425

19,000	Kirin Holdings Co Ltd (a)	293,901

600	Kissei Pharmaceutical Co Ltd	11,740

800	Kohnan Shoji Co Ltd	22,708

3,100	Kokuyo Co Ltd	39,619

2,900	Komeri Co Ltd	61,956

13,100	Konoike Transport Co Ltd (a)	118,482

10,800	Kyudenko Corp	223,715

1,000	Macnica Fuji Electronics Holdings Inc	22,021

16,700	Macromill Inc	129,455

18,300	Mandom Corp	201,496

12,200	Maruichi Steel Tube Ltd	281,529

400	Maruzen Showa Unyu Co Ltd	9,512

17,500	Maxell Ltd	170,850

10,800	Mebuki Financial Group Inc	20,555

2,200	MEIJI Holdings Co Ltd	108,397

7,400	Mitsubishi Corp (a)	255,388

700	Mitsuboshi Belting Ltd	15,182

900	Mitsui DM Sugar Holdings Co Ltd	12,981

8,800	Mitsui OSK Lines Ltd (a)	233,846

9,300	Morinaga & Co Ltd	283,193

7,800	MS&AD Insurance Group Holdings Inc	248,167

7,700	NEC Corp (a)	309,293

800	NEC Networks & System Integration Corp (a)	11,309

5,300	NGK Spark Plug Co Ltd	100,414

11,000	NH Foods Ltd	335,281

1,100	Nichiha Corp	20,516

14,600	Nikon Corp	181,161

1,100	Nippon Soda Co Ltd	34,172

14,400	Nippon Steel Corp (a)	250,944

200	Nippon Steel Trading Corp	8,331

10,700	Nippon Suisan Kaisha Ltd	43,302

12,300	Nippon Telegraph & Telephone Corp (a)	375,795

8,500	Nippon Television Holdings Inc	80,344

1,900	Nojima Corp	43,320

700	Nomura Real Estate Holdings Inc (a)	17,506

41,600	Obayashi Corp	294,535

3,400	Okamura Corp	29,042

2,500	Organo Corp	189,724

8,100	ORIX Corp (a)	153,993

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

400	Osaka Soda Co Ltd	9,312

18,400	Pacific Industrial Co Ltd	152,038

42,300	Penta-Ocean Construction Co Ltd	208,040

1,400	Proto Corp	10,791

1,000	Raito Kogyo Co Ltd	13,032

1,400	Raiznext Corp	12,557

10,900	Resona Holdings Inc	40,979

2,800	Rohm Co Ltd	228,860

3,200	San-A Co Ltd	97,616

1,600	San-Ai Oil Co Ltd	11,878

3,100	Sanki Engineering Co Ltd	34,856

8,700	Sankyu Inc (a)	260,395

6,200	Sawai Group Holdings Co Ltd	182,900

4,600	Secom Co Ltd (a)	302,927

1,300	Sega Sammy Holdings Inc	24,101

7,300	Seiko Epson Corp	122,207

16,600	Sekisui House Ltd	294,945

400	Sekisui Jushi Corp	5,205

2,400	Shimamura Co Ltd (a)	202,780

28,800	Shimizu Corp	153,036

1,100	Shizuoka Gas Co Ltd	7,009

1,100	Sinko Industries Ltd	13,446

16,940	Sojitz Corp	268,634

22,100	Stanley Electric Co Ltd	400,663

9,600	Subaru Corp	166,645

17,900	SUMCO Corp	288,434

131,400	Sumitomo Chemical Co Ltd	543,150

15,400	Sumitomo Corp (a)	220,345

20,800	Sumitomo Pharma Co Ltd	177,994

5,700	Sumitomo Forestry Co Ltd	87,450

1,100	Sumitomo Heavy Industries Ltd	25,931

11,900	Sumitomo Mitsui Financial Group Inc	364,967

11,700	Sumitomo Mitsui Trust Holdings Inc	353,877

400	Sumitomo Seika Chemicals Co Ltd	9,007

1,400	Suzuki Motor Corp	41,460

28,200	T&D Holdings Inc	325,774

12,000	Tachi-S Co Ltd	107,003

7,800	Taisei Corp	232,574

9,200	Takara Holdings Inc	68,299

5,700	Takara Leben Co Ltd	14,638

17,600	Takuma Co Ltd	194,027

1,900	Tamron Co Ltd	36,053

27,200	Teijin Ltd	279,739

12,700	THK Co Ltd	259,368

11,500	Toho Holdings Co Ltd (a)	174,232

24,500	Tokai Carbon Co Ltd	206,547

18,400	Tokyo Gas Co Ltd (a)	359,475

7,700	Tokyo Seimitsu Co Ltd	296,233

5,000	Tokyu Construction Co Ltd	22,658

17,700	Toppan Inc	332,655

17,100	Tosei Corp	149,085

17,900	Tosoh Corp	260,106

Shares	Description	Value ($)

	Japan — continued

1,200	Totetsu Kogyo Co Ltd	20,147

900	Towa Pharmaceutical Co Ltd	16,754

3,300	Toyo Construction Co Ltd	21,320

5,800	Toyota Boshoku Corp	93,714

5,200	Toyota Industries Corp (a)	334,240

5,000	Tsumura & Co	113,954

1,700	TV Asahi Holdings Corp	19,145

3,500	Ulvac Inc	147,450

2,000	YAMABIKO Corp	18,357

3,800	Yamaha Motor Co Ltd	76,899

2,000	Yamazen Corp	14,631

2,200	Yellow Hat Ltd	27,558

8,100	Yokogawa Bridge Holdings Corp	121,106

2,600	Yokohama Rubber Co Ltd (The)	33,360

600	Yuasa Trading Co Ltd	14,893

7,700	Zenkoku Hosho Co Ltd	255,565

	Total Japan	23,025,517

	Malta — 0.0%

125,500	BGP Holdings Plc * (d)	—

	Mexico — 0.3%

39,619	Fomento Economico Mexicano SAB de CV	296,430

78,208	Grupo Mexico SAB de CV – Series B	386,142

	Total Mexico	682,572

	Netherlands — 1.2%

22,917	ABN AMRO Bank NV CVA GDR	267,587

50,971	Aegon NV	271,372

4,400	AerCap Holdings NV *	217,536

532	ASR Nederland NV	24,223

17,278	ING Groep NV	195,374

8,521	JDE Peet’s NV (a)	249,354

8,884	Koninklijke Ahold Delhaize NV (a)	244,979

6,070	Koninklijke BAM Groep NV *	17,393

4,023	Koninklijke Philips NV (a)	103,699

8,054	NN Group NV	399,169

4,803	Prosus NV	248,312

6,468	Randstad NV (a)	363,916

	Total Netherlands	2,602,914

	New Zealand — 0.1%

7,740	Auckland International Airport Ltd * (a)	37,634

47,527	Meridian Energy Ltd (a)	145,320

7,741	Spark New Zealand Ltd	24,484

	Total New Zealand	207,438

	Norway — 0.2%

12,647	Europris ASA	65,111

1,646	Kongsberg Gruppen ASA	58,877

20,962	Norsk Hydro ASA	168,204

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

8,112	Orkla ASA	63,843

3,519	SpareBank 1 Nord Norge	34,967

3,239	SpareBank 1 SMN	43,974

6,083	SpareBank 1 SR-Bank ASA	77,648

7,121	Wallenius Wilhelmsen ASA (a)	51,192

	Total Norway	563,816

	Portugal — 0.4%

135,103	Banco Comercial Portugues SA – Class R *	27,770

13,312	CTT – Correios de Portugal SA	53,469

32,772	EDP – Energias de Portugal SA	164,206

24,353	Galp Energia SGPS SA	317,957

9,241	Navigator Co SA (The)	41,256

16,961	NOS SGPS SA	72,034

13,264	REN – Redes Energeticas Nacionais SGPS SA	41,081

98,476	Sonae SGPS SA	116,741

	Total Portugal	834,514

	Russia — 0.0%

2,505	LUKOIL PJSC Sponsored ADR (d)	11,305

541	Novatek PJSC Sponsored GDR (Registered) (d)	5,470

	Total Russia	16,775

	Singapore — 0.5%

10,700	Ascendas Real Estate Investment Trust (REIT)	21,759

2,100	Capitaland Investment Ltd	6,040

10,800	City Developments Ltd	64,984

53,400	ComfortDelGro Corp Ltd	55,891

222,800	Golden Agri-Resources Ltd	46,222

27,900	Japfa Ltd	12,378

8,400	Jardine Cycle & Carriage Ltd	179,577

33,900	Keppel Corp Ltd	169,708

48,600	StarHub Ltd	43,941

4,100	UOL Group Ltd	22,224

388,900	Yangzijiang Financial Holding Ltd *	141,929

388,900	Yangzijiang Shipbuilding Holdings Ltd	261,959

35,100	Yanlord Land Group Ltd	28,588

	Total Singapore	1,055,200

	South Africa — 0.1%

13,690	Bidvest Group Ltd (The)	190,835

	South Korea — 0.3%

4,164	Kia Corp	287,258

1,223	LG Corp	78,882

135	NAVER Corp	31,259

137	POSCO Holdings Inc	31,844

3,200	POSCO Sponsored ADR	184,064

	Total South Korea	613,307

Shares	Description	Value ($)

	Spain — 1.2%

33,101	Acerinox SA	429,458

4,175	Amadeus IT Group SA * (a)	259,784

7,772	Atresmedia Corp de Medios de Comunicacion SA	32,530

52,770	Banco Bilbao Vizcaya Argentaria SA	288,772

236,551	Banco de Sabadell SA	212,172

100,175	Banco Santander SA	324,949

1,991	Bankinter SA	12,660

6,296	Cia de Distribucion Integral Logista Holdings SA (a)	121,809

3,874	Faes Farma SA	16,685

721	Grupo Catalana Occidente SA	22,520

6,898	Industria de Diseno Textil SA (a)	166,275

15,553	Mediaset Espana Comunicacion SA *	67,780

1,258	Red Electrica Corp SA (a)	26,065

30,259	Repsol SA	485,546

28,227	Telefonica SA	153,476

	Total Spain	2,620,481

	Sweden — 0.4%

3,837	Industrivarden AB – A Shares (a)	99,528

3,217	Industrivarden AB – C Shares (a)	83,484

6,618	Investor AB – A Shares (a)	138,147

13,341	Investor AB – B Shares (a)	250,237

5,114	Inwido AB	69,728

7,068	Kinnevik AB – Class B *	141,235

1,539	New Wave Group AB – B Shares	25,076

5,381	Skanska AB – B Shares	92,941

2,571	SSAB AB – A Shares	15,887

2,725	Svenska Cellulosa AB SCA – Class B (a)	49,461

	Total Sweden	965,724

	Switzerland — 0.3%

6,717	Adecco Group AG (Registered)	261,851

487	BKW AG (a)	55,514

2,028	Logitech International SA (Registered)	124,053

689	Roche Holding AG (a)	234,805

27	Schindler Holding AG (Registered) (a)	5,418

281	Zehnder Group AG	20,529

	Total Switzerland	702,170

	Taiwan — 0.1%

34,000	Hon Hai Precision Industry Co Ltd	131,829

77,800	Ruentex Development Co Ltd	205,569

	Total Taiwan	337,398

	United Kingdom — 2.9%

17,403	3i Group Plc	278,309

40,420	Airtel Africa Plc	78,386

923	Bank of Georgia Group Plc	18,655

59,215	Barratt Developments Plc	376,731

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

6,788	Bellway Plc	199,590

8,910	Berkeley Group Holdings Plc	471,880

142,567	BT Group Plc	336,029

5,443	Bunzl Plc (a)	189,755

21,578	Coca-Cola HBC AG *	475,392

17,578	Compass Group Plc (a)	394,034

9,585	Crest Nicholson Holdings Plc	31,484

290	DCC Plc	20,504

34,999	Ferrexpo Plc	77,323

3,201	Go-Ahead Group Plc (The) * (a)	41,021

1,249	Grafton Group Plc	14,750

13,618	Halfords Group Plc	38,497

33,563	Indivior Plc *	139,987

17,036	Investec Plc	103,362

64,440	ITV Plc	57,116

113,012	Kingfisher Plc (a)	375,314

250,130	M&G Plc	681,100

3,036	Morgan Sindall Group Plc	79,765

2,343	Ninety One Plc	6,648

2,853	Numis Corp Plc	8,935

11,884	OSB Group Plc	77,743

7,807	Paragon Banking Group Plc	48,384

7,198	Persimmon Plc	197,449

10,305	Pets at Home Group Plc	45,015

11,397	Plus500 Ltd	223,802

45,667	Premier Foods Plc	68,078

4,864	Reach Plc	7,530

9,276	Redde Northgate Plc (a)	44,053

16,468	Redrow Plc	110,385

5,278	Serica Energy Plc	17,305

12,127	Shell Plc (a)	358,668

3,700	Shell Plc ADR (a)	219,114

72,474	Taylor Wimpey Plc	118,894

2,076	Unilever Plc (a)	99,925

1,900	Vodafone Group Plc Sponsored ADR	31,616

22,365	WPP Plc (a)	259,646

	Total United Kingdom	6,422,174

	United States — 12.5%

2,800	Advanced Micro Devices, Inc. * (a)	285,208

4,300	Aflac, Inc. (a)	260,451

6,000	Ally Financial, Inc.	264,240

100	Alphabet, Inc. – Class A* (a)	227,524

1,878	American Express Co. (a)	317,044

1,300	Arch Capital Group Ltd. *	61,698

2,700	Arrow Electronics, Inc. *	325,755

12,500	AT&T, Inc. (a)	266,125

2,900	Best Buy Co., Inc. (a)	237,974

500	Bio-Rad Laboratories, Inc. – Class A * (a)	268,895

1,200	Biogen, Inc. * (a)	240,000

130	Booking Holdings, Inc. * (a)	291,663

12,913	BorgWarner, Inc.	520,652

2,400	Capital One Financial Corp. (a)	306,864

6,300	Carrier Global Corp. (a)	247,653

Shares	Description	Value ($)

	United States — continued

3,600	CBRE Group, Inc. – Class A * (a)	298,224

4,000	Centene Corp. * (a)	325,760

1,959	Chevron Corp. (a)	342,159

1,400	Cigna Corp. (a)	375,606

5,300	Citigroup, Inc. (a)	283,073

1,400	Citizens Financial Group, Inc.	57,932

3,400	Cognizant Technology Solutions Corp. – Class A (a)	253,980

6,700	Comcast Corp. – Class A (a)	296,676

2,600	CVS Health Corp. (a)	251,550

5,220	Darling Ingredients, Inc. * (a)	417,966

700	Dell Technologies – Class C	34,958

2,600	Discover Financial Services (a)	295,074

11,000	DISH Network Corp. – Class A * (a)	251,130

3,500	DR Horton, Inc. (a)	263,025

5,100	eBay, Inc. (a)	248,217

3,373	EOG Resources, Inc. (a)	461,966

700	Exelon Corp. (a)	34,405

800	FedEx Corp. (a)	179,664

5,600	Fidelity National Financial, Inc.	236,880

17,800	Ford Motor Co.	243,504

1,400	Fortune Brands Home & Security, Inc.	97,090

1,100	Fox Corp. – Class A (a)	39,061

9,500	Fox Corp. – Class B (a)	310,745

9,800	Franklin Resources, Inc.	265,384

200	Garmin Ltd.	21,124

6,000	General Motors Co. *	232,080

5,000	Gilead Sciences, Inc.(a)	324,250

1,308	Global Payments, Inc. (a)	171,400

800	Goldman Sachs Group, Inc. (The) (a)	261,480

2,197	Green Plains, Inc. *	71,578

800	Henry Schein, Inc. * (a)	68,512

1,796	Hilton Worldwide Holdings, Inc. (a)	252,985

9,200	HP, Inc.	357,328

3,200	IAC/InterActiveCorp * (a)	272,960

4,100	Incyte Corp. *	311,149

6,400	Intel Corp. (a)	284,288

2,184	Intercontinental Exchange, Inc. (a)	223,620

2,700	International Business Machines Corp. (a)	374,868

12,000	Invesco Ltd.	232,080

2,100	Jazz Pharmaceuticals Plc *	314,328

19,600	Kinder Morgan, Inc. (a)	385,924

2,000	Knight-Swift Transportation Holdings, Inc. (a)	97,280

500	Kroger Co. (The) (a)	26,485

1,300	Laboratory Corp. of America Holdings (a)	320,736

134	Lam Research Corp.	69,684

3,770	Las Vegas Sands Corp. * (a)	133,684

1,600	Leidos Holdings, Inc. (a)	167,200

3,400	Lennar Corp. – Class A	272,850

4,388	Liberty Global Plc – Class A *	106,716

9,699	Liberty Global Plc – Class C *	246,452

5,000	Lincoln National Corp.	289,650

4,200	LKQ Corp. (a)	215,838

23,400	Lumen Technologies, Inc.	286,416

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

6,447	Lyft, Inc. – Class A * (a)	113,983

3,300	LyondellBasell Industries NV – Class A (a)	377,025

196	Markel Corp. *	268,408

2,800	Merck & Co., Inc. (a)	257,684

1,400	Meta Platforms, Inc. – Class A * (a)	271,096

3,700	MetLife, Inc. (a)	249,343

5,169	Micron Technology, Inc. (a)	381,679

2,000	Mohawk Industries, Inc. *	282,920

6,700	Molson Coors Brewing Co. – Class B	374,128

900	Netflix, Inc. * (a)	177,696

3,500	Novavax, Inc. *	193,655

6,700	NRG Energy, Inc. (a)	308,468

300	Nucor Corp. (a)	39,738

10	NVR, Inc. *	44,506

3,600	Oracle Corp. (a)	258,912

500	PACCAR, Inc. (a)	43,420

9,200	Paramount Global – Class B (a)	315,836

3,200	PayPal Holdings, Inc. * (a)	272,672

2,200	Pfizer, Inc. (a)	116,688

3,100	Prudential Financial, Inc. (a)	329,375

6,200	PulteGroup, Inc.	280,612

2,200	Quest Diagnostics, Inc. (a)	310,244

3,187	Raytheon Technologies Corp. (a)	303,148

500	Regeneron Pharmaceuticals, Inc. * (a)	332,370

2,000	Regions Financial Corp.	44,180

5,798	Sensata Technologies Holding Plc	278,478

700	Skyworks Solutions, Inc.	76,209

1,600	SS&C Technologies Holdings, Inc. (a)	102,384

600	Stanley Black & Decker, Inc. (a)	71,214

3,100	Steel Dynamics, Inc.	264,678

8,000	Synchrony Financial	296,320

3,600	Textron, Inc. (a)	235,044

3,700	Tyson Foods, Inc. – Class A (a)	331,557

1,100	UGI Corp. (a)	47,014

1,000	United Parcel Service, Inc. – Class B (a)	182,250

2,400	Universal Health Services, Inc. – Class B (a)	299,064

6,018	US Bancorp (a)	319,375

5,200	Verizon Communications, Inc. (a)	266,708

1,000	Vertex Pharmaceuticals, Inc. * (a)	268,650

3,550	VF Corp.	179,133

24,000	Viatris, Inc.	294,480

2,500	VMware, Inc. – Class A (a)	320,250

5,700	Walgreens Boots Alliance, Inc. (a)	249,831

3,023	Warner Bros Discovery, Inc. * (a)	55,774

6,252	Wells Fargo & Co.	286,154

16,100	Western Union Co. (The) (a)	292,054

5,400	Western Digital Corp. *	327,726

1,300	Whirlpool Corp.	239,512

2,600	Zoom Video Communications, Inc. – Class A * (a)	279,370

	Total United States	27,889,735

	TOTAL COMMON STOCKS (COST $92,366,903)	91,651,623

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (e) — 0.3%

	Brazil — 0.2%

46,048	Bradespar SA	276,915

14,400	Petroleo Brasileiro SA Sponsored ADR (a)	181,008

	Total Brazil	457,923

	Germany — 0.1%

1,572	Bayerische Motoren Werke AG	123,339

742	Draegerwerk AG & Co KGaA (a)	39,164

184	Volkswagen AG (a)	30,709

	Total Germany	193,212

	TOTAL PREFERRED STOCKS (COST $591,115)	651,135

	DEBT OBLIGATIONS — 12.5%

	United States — 12.5%

	U.S. Government — 12.5%

12,725,000	U.S. Treasury Note, 0.13%, due 02/28/23 (a)	12,555,499

7,015,000	U.S. Treasury Note, 0.13%, due 03/31/23 (a)	6,907,583

8,515,000	U.S. Treasury Note, 0.13%, due 04/30/23 (a)	8,363,326

	Total U.S. Government	27,826,408

	TOTAL DEBT OBLIGATIONS (COST $28,077,470)	27,826,408

	MUTUAL FUNDS — 63.9%

	United States — 63.9%
	Affiliated Issuers — 63.9%

380,581	GMO Emerging Country Debt Fund, Class VI	7,721,993

963,300	GMO Emerging Markets ex-China Fund, Class VI	14,333,904

1,114,595	GMO Emerging Markets Fund, Class VI	29,090,939

1,315,829	GMO International Equity Fund, Class IV	29,119,307

774,021	GMO Multi-Sector Fixed Income Fund, Class IV	13,700,165

433,496	GMO Quality Fund, Class VI	11,656,708

1,323,468	GMO U.S. Equity Fund, Class VI	17,469,781

767,979	GMO U.S. Small Cap Value Fund, Class VI	14,530,153

901,878	GMO U.S. Treasury Fund	4,509,390

	TOTAL MUTUAL FUNDS (COST $151,077,113)	142,132,340

	SHORT-TERM INVESTMENTS — 4.6%

	Money Market Funds — 0.5%

1,207,216	State Street Institutional Treasury Money Market Fund – Premier Class, 0.67% (f)	1,207,216

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Repurchase Agreements — 4.1%

8,999,575	Nomura Securities International, Inc., Repurchase Agreement, dated 05/31/22, maturing on 06/01/22 with a maturity value of $8,999,760 and an effective yield of 0.74%, collateralized by a U.S. Treasury Note with maturity date 05/31/27 and a market value of $9,195,169.	8,999,575

	TOTAL SHORT-TERM INVESTMENTS (COST $10,206,791)	10,206,791

	TOTAL INVESTMENTS — 122.5% (Cost $282,319,392)	272,468,297

	SECURITIES SOLD SHORT — (18.9)%

	Common Stocks — (18.8)%

	Australia — (0.4)%

(37,851)	APA Group	(308,119)

(4,253)	ASX Ltd	(246,074)

(860)	Cochlear Ltd	(137,201)

(70,956)	Qantas Airways Ltd *	(279,904)

	Total Australia	(971,298)

	Austria — (0.2)%

(3,419)	Verbund AG	(340,139)

	Belgium — (0.1)%

(5,114)	Anheuser-Busch InBev SA/NV	(288,279)

	Canada — (1.0)%

(1,400)	Agnico Eagle Mines Ltd	(74,102)

(8,200)	Algonquin Power & Utilities Corp	(119,392)

(12,300)	AltaGas Ltd	(296,985)

(2,200)	BCE Inc	(119,790)

(5,700)	Brookfield Renewable Corp – Class A	(206,226)

(5,000)	Cameco Corp	(122,350)

(6,500)	Enbridge Inc	(299,975)

(1,900)	Franco-Nevada Corp	(269,914)

(8,964)	Pan American Silver Corp	(196,939)

(8,100)	Pembina Pipeline Corp	(325,944)

(4,800)	Restaurant Brands International Inc	(252,048)

	Total Canada	(2,283,665)

	Denmark — (0.1)%

(9,822)	Ambu A/S – Class B	(134,684)

	France — (0.7)%

(9,238)	Accor SA *	(303,974)

(1,812)	Aeroports de Paris *	(271,388)

(19,392)	Getlink SE	(373,761)

(228)	Hermes International	(272,611)

(248)	Sartorius Stedim Biotech	(85,667)

Shares	Description	Value ($)

	France — continued

(1,913)	Ubisoft Entertainment SA *	(100,572)

(1,163)	Wendel SE	(119,676)

	Total France	(1,527,649)

	Germany — (0.8)%

(7,774)	Delivery Hero SE *	(299,829)

(464)	MTU Aero Engines AG	(91,875)

(3,030)	Puma SE	(226,110)

(2,526)	QIAGEN NV *	(116,239)

(131)	Rational AG	(85,288)

(2,386)	Scout24 SE	(147,997)

(2,276)	Symrise AG – Class A	(251,502)

(122,040)	Telefonica Deutschland Holding AG	(388,413)

(5,065)	Uniper SE	(131,078)

(3,682)	Zalando SE *	(149,810)

	Total Germany	(1,888,141)

	Israel — (0.2)%

(1,800)	CyberArk Software Ltd *	(250,020)

(1,400)	Kornit Digital Ltd *	(58,758)

(1,600)	Wix.com Ltd *	(100,816)

	Total Israel	(409,594)

	Italy — (0.4)%

(6,384)	Amplifon SPA	(219,989)

(1,242)	Ferrari NV	(242,346)

(19,543)	FinecoBank Banca Fineco SPA	(276,935)

(22,515)	Infrastrutture Wireless Italiane SPA	(250,925)

	Total Italy	(990,195)

	Japan — (2.0)%

(7,700)	Aeon Co Ltd	(140,549)

(11,300)	ANA Holdings Inc *	(223,020)

(9,500)	Asahi Intecc Co Ltd	(142,960)

(3,600)	Benefit One Inc	(56,108)

(3,900)	East Japan Railway Co	(199,937)

(100)	Fast Retailing Co Ltd	(48,042)

(2,900)	GMO Payment Gateway Inc	(239,060)

(13,600)	Japan Airlines Co Ltd *	(249,272)

(6,100)	Japan Exchange Group Inc	(96,500)

(3,700)	Keio Corp	(123,598)

(2,900)	Kintetsu Group Holdings Co Ltd	(84,732)

(1,700)	Lasertec Corp	(246,058)

(4,800)	LIXIL Corp	(91,322)

(8,000)	M3 Inc	(230,088)

(5,900)	Mercari Inc *	(102,549)

(15,200)	MonotaRO Co Ltd	(221,921)

(2,700)	Nidec Corp	(180,532)

(12,400)	Nihon M&A Center Holdings Inc	(142,285)

(26,100)	Nippon Paint Holdings Co Ltd	(192,903)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(2,700)	Nissin Foods Holdings Co Ltd	(176,588)

(10,700)	Odakyu Electric Railway Co Ltd	(141,179)

(1,800)	ORIENTAL LAND CO LTD	(267,495)

(36,900)	Rakuten Group Inc	(206,286)

(2,800)	Shiseido Co Ltd	(117,448)

(3,400)	Tobu Railway Co Ltd	(76,244)

(7,500)	Tokyu Corp	(85,111)

(6,500)	West Japan Railway Co	(240,038)

	Total Japan	(4,321,825)

	Netherlands — (0.4)%

(169)	Adyen NV *	(261,724)

(120)	ASML Holding NV	(69,055)

(744)	Heineken Holding NV	(58,855)

(968)	IMCD NV	(144,766)

(7,938)	Just Eat Takeaway.com NV *	(176,657)

(6,125)	Universal Music Group NV	(136,931)

	Total Netherlands	(847,988)

	New Zealand — (0.1)%

(4,035)	Xero Ltd *	(257,928)

	Singapore — (0.2)%

(1,637)	CDL Hospitality Trusts (REIT)	(1,488)

(10,300)	City Developments Ltd	(61,975)

(77,700)	Singapore Airlines Ltd *	(313,210)

(22,100)	Singapore Exchange Ltd	(153,216)

	Total Singapore	(529,889)

	Spain — (0.5)%

(1,512)	Aena SME SA *	(230,669)

(6,269)	Cellnex Telecom SA	(282,915)

(12,247)	Ferrovial SA (b)	(315,872)

(141)	Ferrovial SA (b)	(3,628)

(13,034)	Siemens Gamesa Renewable Energy SA *	(252,704)

	Total Spain	(1,085,788)

	Sweden — (0.3)%

(34,125)	Embracer Group AB – Class B *	(310,473)

(2,276)	Evolution AB	(238,570)

(25,658)	Sinch AB *	(124,224)

	Total Sweden	(673,267)

	Switzerland — (0.3)%

(5)	Chocoladefabriken Lindt & Spruengli AG	(50,299)

(223)	Partners Group Holding AG	(239,943)

(26)	Schindler Holding AG	(5,349)

(419)	Sika AG (Registered)	(116,310)

(1,550)	Straumann Holding AG (Registered)	(197,744)

	Total Switzerland	(609,645)

Shares	Description	Value ($)

	United Kingdom — (1.1)%

(3,808)	Admiral Group Plc	(106,614)

(6,591)	Antofagasta Plc	(123,028)

(36,068)	Auto Trader Group Plc	(268,316)

(580)	Croda International Plc	(50,503)

(1,375)	Experian Plc	(45,997)

(3,812)	Halma Plc	(107,118)

(16,968)	Hargreaves Lansdown Plc	(183,022)

(44,390)	Informa Plc *	(305,121)

(2,126)	InterContinental Hotels Group Plc	(132,275)

(11,586)	Land Securities Group Plc (REIT)	(111,888)

(3,373)	London Stock Exchange Group Plc	(314,745)

(24,936)	Ocado Group Plc *	(292,799)

(3,448)	Prudential Plc	(44,961)

(243,337)	Rolls-Royce Holdings Plc *	(265,768)

(813)	Spirax-Sarco Engineering Plc	(108,347)

	Total United Kingdom	(2,460,502)

	United States — (10.0)%

(500)	AbbVie, Inc.	(73,685)

(12,200)	AES Corp. (The)	(268,888)

(1,900)	Alnylam Pharmaceuticals, Inc. *	(239,020)

(4,600)	Altria Group, Inc.	(248,814)

(18,000)	AMC Entertainment Holdings, Inc. – Class A *	(258,120)

(700)	American Tower Corp. (REIT)	(179,291)

(700)	Aon Plc – Class A	(192,969)

(8,200)	Aramark	(282,654)

(1,700)	Arthur J Gallagher & Co.	(275,298)

(8,600)	Asana, Inc. – Class A *	(186,964)

(1,200)	Autodesk, Inc. *	(249,300)

(3,100)	Avalara, Inc. *	(262,477)

(900)	Ball Corp.	(63,801)

(2,100)	Bill.com Holdings, Inc. *	(248,304)

(700)	Bio-Techne Corp.	(258,811)

(3,400)	BioMarin Pharmaceutical, Inc. *	(255,442)

(2,000)	Block, Inc. – Class A *	(175,020)

(1,800)	Boeing Co. (The) *	(236,520)

(500)	Broadcom, Inc.	(290,065)

(1,200)	Burlington Stores, Inc. *	(201,960)

(4,200)	Caesars Entertainment, Inc. *	(210,714)

(6,500)	Carnival Corp. *	(90,220)

(5,300)	Carvana Co. – Class A *	(156,032)

(2,200)	Catalent, Inc. *	(226,732)

(4,300)	Ceridian HCM Holding, Inc. *	(242,090)

(200)	Chipotle Mexican Grill, Inc. – Class A *	(280,510)

(10,900)	Clarivate Plc *	(160,993)

(3,800)	Cloudflare, Inc. – Class A *	(212,800)

(1,200)	CME Group, Inc.	(238,596)

(3,200)	Coupa Software, Inc. *	(220,128)

(1,000)	Crown Castle International Corp. (REIT)	(189,650)

(7,000)	Delta Air Lines, Inc. *	(291,830)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(700)	Dexcom, Inc. *	(208,558)

(2,000)	Diamondback Energy, Inc.	(304,040)

(2,900)	DocuSign, Inc. – Class A *	(243,339)

(3,100)	Dominion Energy, Inc.	(261,082)

(12,900)	DraftKings, Inc. – Class A *	(174,795)

(2,400)	Dynatrace, Inc. *	(90,408)

(200)	Equinix, Inc. (REIT)	(137,418)

(2,300)	Equity LifeStyle Properties, Inc. (REIT)	(174,110)

(4,200)	Exact Sciences Corp. *	(209,202)

(4,500)	Fastenal Co.	(241,020)

(400)	First Republic Bank	(62,012)

(1,200)	FirstEnergy Corp.	(51,552)

(400)	Fortinet, Inc. *	(117,656)

(500)	Gartner, Inc. *	(131,200)

(3,100)	Guidewire Software, Inc. *	(247,814)

(300)	Hershey Co. (The)	(63,513)

(2,100)	Hess Corp.	(258,447)

(700)	HubSpot, Inc. *	(236,383)

(700)	IDEXX Laboratories, Inc. *	(274,134)

(3,300)	Ingersoll Rand, Inc.	(155,595)

(1,300)	Insulet Corp. *	(277,524)

(1,300)	IQVIA Holdings, Inc. *	(279,825)

(3,200)	Iron Mountain, Inc. (REIT)	(172,480)

(3,900)	Keurig Dr Pepper, Inc.	(135,486)

(700)	Liberty Broadband Corp. – Class A *	(85,407)

(5,200)	Liberty Media Corp.-Liberty Formula One – Class C *	(323,908)

(900)	Linde Plc	(292,212)

(2,900)	Live Nation Entertainment, Inc. *	(275,645)

(200)	Lululemon Athletica, Inc. *	(58,538)

(900)	MarketAxess Holdings, Inc.	(253,512)

(1,700)	Marriott International, Inc. – Class A	(291,686)

(800)	Marsh & McLennan Cos, Inc.	(127,960)

(1,000)	Marvell Technology, Inc.	(59,150)

(200)	Mastercard, Inc. – Class A	(71,574)

(800)	MongoDB, Inc. – Class A *	(189,720)

(400)	Monolithic Power Systems, Inc.	(180,156)

(400)	Moody’s Corp.	(120,628)

(600)	MSCI, Inc. – Class A	(265,410)

(1,900)	Newmont Corp.	(128,915)

(7,900)	NiSource, Inc.	(248,455)

(3,700)	Novocure Ltd. *	(297,406)

(2,400)	Okta, Inc. *	(199,320)

(3,800)	ONEOK, Inc.	(250,230)

(10,200)	Palantir Technologies, Inc. – Class A *	(88,536)

(500)	Palo Alto Networks, Inc. *	(251,390)

(2,100)	Paychex, Inc.	(260,043)

(5,700)	Peloton Interactive, Inc. – Class A *	(79,572)

(2,700)	Philip Morris International, Inc.	(286,875)

(300)	Public Storage (REIT)	(99,192)

(2,100)	RingCentral, Inc. – Class A *	(132,594)

(2,600)	Roku, Inc. *	(246,740)

Shares	Description	Value ($)

	United States — continued

(7,300)	Rollins, Inc.	(258,858)

(4,200)	Royal Caribbean Cruises Ltd. *	(243,894)

(300)	S&P Global, Inc.	(104,844)

(2,000)	Seagen, Inc. *	(271,360)

(600)	ServiceNow, Inc. *	(280,482)

(900)	Sherwin-Williams Co. (The)	(241,236)

(1,200)	Simon Property Group, Inc. (REIT)	(137,580)

(10,200)	Snap, Inc. – Class A *	(143,922)

(1,400)	Snowflake, Inc. – Class A *	(178,710)

(1,100)	Southern Co. (The)	(83,226)

(700)	Starbucks Corp.	(54,950)

(2,600)	Sysco Corp.	(218,868)

(3,500)	Teladoc Health, Inc. *	(119,315)

(400)	Tesla, Inc. *	(303,304)

(800)	Trade Desk, Inc. (The) – Class A *	(41,640)

(200)	TransDigm Group, Inc. *	(121,074)

(2,100)	Twilio, Inc. – Class A *	(220,857)

(7,300)	Uber Technologies, Inc. *	(169,360)

(3,100)	UDR, Inc. (REIT)	(148,180)

(1,100)	Vail Resorts, Inc.	(277,431)

(8,100)	Vistra Corp.	(213,597)

(800)	Waste Connections, Inc.	(102,032)

(500)	Waste Management, Inc.	(79,255)

(1,600)	Wayfair, Inc. – Class A *	(95,024)

(10,300)	Williams Cos, Inc. (The)	(381,718)

(500)	Yum! Brands, Inc.	(60,735)

(6,600)	Zillow Group, Inc. – Class A *	(263,736)

(2,242)	Zillow Group, Inc. – Class C *	(89,455)

(1,300)	Zoetis, Inc.	(222,209)

(3,600)	ZoomInfo Technologies, Inc. – Class A *	(145,404)

(1,400)	Zscaler, Inc. *	(214,326)

	Total United States	(22,126,647)

	TOTAL COMMON STOCKS (PROCEEDS $52,245,474)	(41,747,123)

	PREFERRED STOCKS (e) — (0.1)%

	Germany — (0.1)%

(669)	Sartorius AG	(270,488)

	TOTAL PREFERRED STOCKS (PROCEEDS $283,184)	(270,488)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $52,528,658)	(42,017,611)

	Other Assets and Liabilities (net) — (3.6%)	(8,021,507)

	TOTAL NET ASSETS — 100.0%	$222,429,179

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

A summary of outstanding financial instruments at May 31, 2022 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	131,107	07/24/2022	Monthly	—	(6,066)	(6,066)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.50%	GS	USD	223,209	07/24/2022	Monthly	—	(22,386)	(22,386)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.63%	GS	USD	362,001	07/24/2022	Monthly	—	(17,697)	(17,697)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	133,847	07/24/2022	Monthly	—	(7,046)	(7,046)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,480,340	10/18/2022	Monthly	—	(58,652)	(58,652)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	75,513	10/18/2022	Monthly	—	1,615	1,615
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	71,889	10/18/2022	Monthly	—	(5,010)	(5,010)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	1,158,295	05/18/2023	Monthly	—	(94,822)	(94,822)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	545,537	11/20/2023	Monthly	—	(21,232)	(21,232)

							$—	$(231,296)	$(231,296)

As of May 31, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Securities are traded on separate exchanges for the same entity.
(c)	Investment valued using significant unobservable inputs.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2022.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2022 (Unaudited)

(h)	The following table represents the individual short positions within the custom equity basket swap as of May 31, 2022:

Shares	Description	% of Equity Basket	Value ($)

244,000	Alibaba Health Information Technology Ltd	4.9%	124,287

500,000	Alibaba Pictures Group Ltd	1.7%	43,965

492,000	China Molybdenum Co Ltd – Class H	9.5%	240,739

32,000	China Resources Beer Holdings Co Ltd	7.9%	199,445

44,000	Citic Securities Co Ltd – Class H	3.8%	95,231

149,000	Cosco Shipping Holdings Co – Class H	10.4%	263,643

17,800	Ganfeng Lithium Co Ltd – Class H	9.0%	228,152

130,000	Greentown Service Group Co Ltd	5.2%	130,759

6,100	Hong Kong Exchanges and Clearing Ltd	10.4%	263,203

128,000	Kingdee International Software Group Co Ltd	9.9%	252,067

10,700	Kuaishou Technology	4.1%	103,600

17,600	Microport Scientific Corp	1.4%	34,858

12,000	New World Development Co Ltd	1.8%	45,667

113,600	Sands China Ltd	8.6%	217,083

214,000	Zijin Mining Group Co Ltd – Class H	11.4%	289,050

	TOTAL COMMON STOCKS		$2,531,749

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,665,107	$—	$3,665,107
Belgium	—	657,726	—	657,726
Brazil	225,166	—	—	225,166
Canada	6,131,740	—	—	6,131,740
China	474,704	2,118,302	419,123	3,012,129
Denmark	—	1,160,511	—	1,160,511
Finland	—	357,795	—	357,795
France	—	1,167,049	—	1,167,049
Germany	—	1,968,415	—	1,968,415
Hong Kong	—	478,093	—	478,093
India	—	951,500	—	951,500
Israel	2,741,431	—	—	2,741,431
Italy	—	762,363	—	762,363
Japan	—	19,395,062	—	19,395,062
Netherlands	266,976	1,926,779	—	2,193,755
New Zealand	—	212,432	—	212,432
Portugal	—	193,969	—	193,969
South Africa	—	224,946	—	224,946
South Korea	218,576	511,626	—	730,202
Spain	—	948,038	—	948,038
Sweden	—	1,972,452	—	1,972,452
Switzerland	—	743,302	—	743,302
Taiwan	948,345	227,064	—	1,175,409
United Kingdom	1,965,519	7,260,079	—	9,225,598
United States	87,355,818	18,716	—	87,374,534

TOTAL COMMON STOCKS	100,328,275	46,921,326	419,123	147,668,724

Preferred Stocks
Brazil	247,629	—	—	247,629
Germany	—	209,830	—	209,830

TOTAL PREFERRED STOCKS	247,629	209,830	—	457,459

Rights/Warrants
United States	—	—	282,966	282,966

TOTAL RIGHTS/WARRANTS	—	—	282,966	282,966

Investment Funds
United States	—	—	5,754,738	5,754,738

TOTAL INVESTMENT FUNDS	—	—	5,754,738	5,754,738

Debt Obligations
United States	98,936,050	4,527,180	—	103,463,230

TOTAL DEBT OBLIGATIONS	98,936,050	4,527,180	—	103,463,230

Mutual Funds
United States	6,683,098	—	—	6,683,098

TOTAL MUTUAL FUNDS	6,683,098	—	—	6,683,098

Short-Term Investments	1,005,577	—	—	1,005,577
Purchased Options	—	60,500	—	60,500

Total Investments	207,200,629	51,718,836	6,456,827	265,376,292

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,824,271	—	2,824,271
Futures Contracts
Equity Risk	1,158,771	672,739	—	1,831,510
Interest Rate Risk	128,797	—	—	128,797

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Swap Contracts
Credit Risk	$—	$7,268,333	$—	$7,268,333
Equity Risk	—	685,558	—	685,558
Interest Rate Risk	—	4,325,198	—	4,325,198

Total	$208,488,197	$67,494,935	$6,456,827	$282,439,959

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,195,351)	$—	$(1,195,351)
Austria	—	(374,560)	—	(374,560)
Belgium	—	(354,740)	—	(354,740)
Canada	(2,782,780)	—	—	(2,782,780)
Denmark	—	(162,890)	—	(162,890)
France	—	(1,876,413)	—	(1,876,413)
Germany	—	(2,258,885)	—	(2,258,885)
Israel	(515,218)	—	—	(515,218)
Italy	—	(1,256,078)	—	(1,256,078)
Japan	—	(5,395,810)	—	(5,395,810)
Netherlands	—	(992,760)	—	(992,760)
New Zealand	—	(302,290)	—	(302,290)
Singapore	—	(679,130)	—	(679,130)
Spain	(4,907)	(1,413,039)	—	(1,417,946)
Sweden	—	(922,207)	—	(922,207)
Switzerland	—	(760,693)	—	(760,693)
United Kingdom	—	(5,997,610)	—	(5,997,610)
United States	(40,301,813)	—	—	(40,301,813)

TOTAL COMMON STOCKS	(43,604,718)	(23,942,456)	—	(67,547,174)

Preferred Stocks
Germany	—	(327,496)	—	(327,496)

TOTAL PREFERRED STOCKS	—	(327,496)	—	(327,496)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,645,286)	—	(1,645,286)
Futures Contracts
Equity Risk	(10,027)	(144,708)	—	(154,735)
Interest Rate Risk	(138,384)	—	—	(138,384)
Written Options
Credit Risk	—	(22,524)	—	(22,524)
Equity Risk	(145,090)	—	—	(145,090)
Swap Contracts
Credit Risk	—	(766,921)	—	(766,921)
Equity Risk	—	(703,609)	—	(703,609)
Interest Rate Risk	—	(5,144,120)	—	(5,144,120)

Total	$(43,898,219)	$(32,697,120)	$—	$(76,595,339)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$4,974,022,507	$—	$—	$4,974,022,507
Short-Term Investments	4,759,559	—	—	4,759,559

Total Investments	4,978,782,066	—	—	4,978,782,066

Total	$4,978,782,066	$—	$—	$4,978,782,066

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$46,886	$—	$—	$46,886
Australia	—	20,951,760	—	20,951,760
Austria	—	50,010	—	50,010

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Belgium	$—	$6,250,639	$—		$6,250,639
Brazil	5,093,287	13,961,053	—		19,054,340
Canada	33,707,847	78,735	—		33,786,582
Chile	167,097	1,186,981	—		1,354,078
China	7,509,059	100,300,649	2,151,147		109,960,855
Czech Republic	—	368,596	—		368,596
Denmark	—	6,925,972	—		6,925,972
Egypt	—	445,340	—		445,340
Finland	—	6,487,620	—		6,487,620
France	509,016	27,893,255	—		28,402,271
Germany	—	17,890,413	—		17,890,413
Greece	—	427,360	0	§	427,360
Hong Kong	—	12,704,846	—		12,704,846
Hungary	—	1,319,663	—		1,319,663
India	1,504,122	36,597,911	18,556		38,120,589
Indonesia	—	7,203,609	—		7,203,609
Ireland	1,326,924	5,968,818	—		7,295,742
Israel	2,217,670	1,332,718	—		3,550,388
Italy	63,630	12,704,013	—		12,767,643
Japan	12,695	195,509,663	—		195,522,358
Kuwait	—	540,391	—		540,391
Luxembourg	1,692,845	—	—		1,692,845
Malaysia	—	1,123,482	—		1,123,482
Mexico	19,651,484	—	—		19,651,484
Netherlands	1,685,904	19,049,139	—		20,735,043
New Zealand	—	1,477,040	—		1,477,040
Norway	—	7,055,697	—		7,055,697
Panama	26,533	—	—		26,533
Peru	926,700	—	—		926,700
Philippines	—	198,058	—		198,058
Poland	—	4,654,178	—		4,654,178
Portugal	—	6,016,346	—		6,016,346
Qatar	—	1,765,395	—		1,765,395
Russia	—	388,147	3,038,801		3,426,948
Saudi Arabia	—	3,495,004	—		3,495,004
Singapore	—	9,801,861	—		9,801,861
South Africa	—	13,582,972	—		13,582,972
South Korea	2,461,139	56,358,478	—		58,819,617
Spain	—	22,748,974	—		22,748,974
Sweden	—	6,947,837	—		6,947,837
Switzerland	—	9,187,877	—		9,187,877
Taiwan	3,414,841	70,936,827	—		74,351,668
Thailand	—	12,903,413	—		12,903,413
Turkey	—	7,308,509	—		7,308,509
United Kingdom	7,493,572	52,842,717	600		60,336,889
United States	218,474,952	—	—		218,474,952
Vietnam	—	565,259	—		565,259

TOTAL COMMON STOCKS	307,986,203	785,507,225	5,209,104		1,098,702,532

Preferred Stocks
Brazil	3,326,021	7,989,260	—		11,315,281
Chile	1,762,422	342,980	—		2,105,402
Colombia	66,766	—	—		66,766
Germany	—	1,677,264	—		1,677,264
Russia	—	—	403,138		403,138
South Korea	—	3,529,035	—		3,529,035
Taiwan	—	44,243	—		44,243

TOTAL PREFERRED STOCKS	5,155,209	13,582,782	403,138		19,141,129

Investment Funds
United States	712,691	—	—		712,691

TOTAL INVESTMENT FUNDS	712,691	—	—		712,691

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$333,689,367	$3	$—	$333,689,370

TOTAL DEBT OBLIGATIONS	333,689,367	3	—	333,689,370

Mutual Funds
United States	320,452,699	—	—	320,452,699

TOTAL MUTUAL FUNDS	320,452,699	—	—	320,452,699

Short-Term Investments	5,024,887	21,966,945	—	26,991,832

Total Investments	973,021,056	821,056,955	5,612,242	1,799,690,253

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,719,169	—	3,719,169
Futures Contracts
Equity Risk	2,819,775	—	—	2,819,775
Swap Contracts
Equity Risk	—	11,253	—	11,253
Interest Rate Risk	—	4,424,803	—	4,424,803

Total	$975,840,831	$829,212,180	$5,612,242	$1,810,665,253

Liability Valuation Inputs
Common Stocks
Australia	$—	$(6,785,137)	$—	$(6,785,137)
Austria	—	(2,234,130)	—	(2,234,130)
Belgium	—	(1,914,909)	—	(1,914,909)
Canada	(16,175,393)	—	—	(16,175,393)
Denmark	—	(880,669)	—	(880,669)
France	—	(10,592,391)	—	(10,592,391)
Germany	—	(12,864,085)	—	(12,864,085)
Israel	(2,883,302)	—	—	(2,883,302)
Italy	—	(6,888,037)	—	(6,888,037)
Japan	—	(30,664,051)	—	(30,664,051)
Netherlands	—	(6,051,302)	—	(6,051,302)
New Zealand	—	(1,785,231)	—	(1,785,231)
Russia	—	—	(5,867)	(5,867)
Singapore	—	(3,781,486)	—	(3,781,486)
Spain	(25,386)	(7,522,458)	—	(7,547,844)
Sweden	—	(4,754,436)	—	(4,754,436)
Switzerland	—	(4,396,681)	—	(4,396,681)
United Kingdom	—	(17,502,459)	—	(17,502,459)
United States	(156,647,126)	—	—	(156,647,126)

TOTAL COMMON STOCKS	(175,731,207)	(118,617,462)	(5,867)	(294,354,536)

Preferred Stocks
Germany	—	(1,988,429)	—	(1,988,429)

TOTAL PREFERRED STOCKS	—	(1,988,429)	—	(1,988,429)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(871,760)	—	(871,760)
Futures Contracts
Equity Risk	(437,302)	(88,521)	—	(525,823)
Swap Contracts
Equity Risk	—	(1,601,763)	—	(1,601,763)
Interest Rate Risk	—	(5,082,921)	—	(5,082,921)

Total	$(176,168,509)	$(128,250,856)	$(5,867)	$(304,425,232)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$439,960,966	$—	$—	$439,960,966
Short-Term Investments	518,267	—	—	518,267

Total Investments	440,479,233	—	—	440,479,233

Total	$440,479,233	$—	$—	$440,479,233

Description	Level 1	Level 2	Level 3	Total
Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$82,850,626	$—	$—	$82,850,626
Short-Term Investments	54,151	—	—	54,151

Total Investments	82,904,777	—	—	82,904,777

Total	$82,904,777	$—	$—	$82,904,777

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,490,289,701	$—	$—	$1,490,289,701
Short-Term Investments	789,914	—	—	789,914

Total Investments	1,491,079,615	—	—	1,491,079,615

Total	$1,491,079,615	$—	$—	$1,491,079,615

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$66,832,160	$—	$66,832,160
Belgium	—	17,498,590	—	17,498,590
Brazil	13,258,869	41,219,764	—	54,478,633
Canada	110,589,674	184,141	—	110,773,815
Chile	564,438	3,140,861	—	3,705,299
China	22,598,978	280,450,018	6,109,902	309,158,898
Czech Republic	—	1,094,649	—	1,094,649
Denmark	—	21,019,114	—	21,019,114
Egypt	—	1,140,799	—	1,140,799
Finland	—	17,547,360	—	17,547,360
France	1,130,256	74,851,314	—	75,981,570
Germany	—	51,174,233	—	51,174,233
Greece	—	861,397	—	861,397
Hong Kong	—	35,560,208	—	35,560,208
Hungary	—	4,167,910	—	4,167,910
India	4,939,951	100,299,178	56,658	105,295,787
Indonesia	—	22,197,790	—	22,197,790
Ireland	4,948,473	14,164,833	—	19,113,306
Israel	18,949,912	3,159,725	—	22,109,637
Italy	121,200	34,920,326	—	35,041,526
Japan	104,099	516,248,320	—	516,352,419
Kuwait	—	1,311,150	—	1,311,150
Luxembourg	5,104,917	—	—	5,104,917
Malaysia	—	2,482,663	—	2,482,663
Mexico	54,003,329	—	—	54,003,329
Netherlands	4,691,856	53,017,083	177	57,709,116
New Zealand	—	3,962,702	—	3,962,702
Norway	—	17,219,860	—	17,219,860
Panama	44,079	—	—	44,079
Peru	3,169,314	—	—	3,169,314
Philippines	—	1,661,726	—	1,661,726
Poland	—	12,935,894	—	12,935,894
Portugal	—	15,716,975	—	15,716,975
Qatar	—	5,560,579	—	5,560,579
Russia	—	759,692	8,223,773	8,983,465
Saudi Arabia	—	9,623,540	—	9,623,540
Singapore	—	25,248,565	—	25,248,565
South Africa	115,611	37,216,973	—	37,332,584
South Korea	7,745,169	151,905,192	—	159,650,361
Spain	—	60,027,829	—	60,027,829
Sweden	—	25,179,149	—	25,179,149
Switzerland	—	25,545,635	—	25,545,635
Taiwan	22,395,356	196,927,825	—	219,323,181
Thailand	—	35,237,406	—	35,237,406
Turkey	—	19,485,627	—	19,485,627
United Kingdom	28,526,138	163,970,792	789	192,497,719

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United States	$941,010,245	$74,416	$10,183,676	$951,268,337
Vietnam	—	1,886,610	—	1,886,610

TOTAL COMMON STOCKS	1,244,011,864	2,174,690,573	24,574,975	3,443,277,412

Preferred Stocks
Brazil	11,404,183	17,936,593	—	29,340,776
Chile	6,348,966	290,599	—	6,639,565
Colombia	48,305	—	—	48,305
Germany	—	5,512,364	—	5,512,364
Russia	—	—	895,363	895,363
South Korea	—	16,200,820	—	16,200,820
Taiwan	—	454,403	—	454,403
United States	—	—	1,221,330	1,221,330

TOTAL PREFERRED STOCKS	17,801,454	40,394,779	2,116,693	60,312,926

Rights/Warrants
United States	—	—	870,853	870,853

TOTAL RIGHTS/WARRANTS	—	—	870,853	870,853

Investment Funds
United States	6,392,039	—	22,584,022	28,976,061

TOTAL INVESTMENT FUNDS	6,392,039	—	22,584,022	28,976,061

Debt Obligations
Canada	—	4,929,421	—	4,929,421
China	—	961,326	—	961,326
Israel	—	5,049,450	—	5,049,450
Macau	—	2,539,775	—	2,539,775
Netherlands	—	—	53	53
Ukraine	—	—	1,502,255	1,502,255
United States	1,364,557,767	126,649,868	12,742,401	1,503,950,036

TOTAL DEBT OBLIGATIONS	1,364,557,767	140,129,840	14,244,709	1,518,932,316

Mutual Funds
United States	62,900,022	—	—	62,900,022

TOTAL MUTUAL FUNDS	62,900,022	—	—	62,900,022

Short-Term Investments	45,531,773	140,987,269	—	186,519,042

Total Investments	2,741,194,919	2,496,202,461	64,391,252	5,301,788,632

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	20,729,592	—	20,729,592
Futures Contracts
Equity Risk	16,024,675	3,466,305	—	19,490,980
Interest Rate Risk	539,242	—	—	539,242
Physical Commodity Contract Risk	765,606	—	—	765,606
Swap Contracts
Credit Risk	—	679,778	—	679,778
Equity Risk	—	1,564,511	—	1,564,511
Interest Rate Risk	—	27,318,609	—	27,318,609

Total	$2,758,524,442	$2,549,961,256	$64,391,252	$5,372,876,950

Liability Valuation Inputs
Common Stocks
Australia	$—	$(20,749,271)	$—	$(20,749,271)
Austria	—	(6,848,832)	—	(6,848,832)
Belgium	—	(5,870,208)	—	(5,870,208)
Canada	(48,692,869)	—	—	(48,692,869)
Denmark	—	(2,697,446)	—	(2,697,446)
France	—	(31,415,929)	—	(31,415,929)
Germany	—	(39,030,145)	—	(39,030,145)
Israel	(8,830,809)	—	—	(8,830,809)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Italy	$—	$(21,058,395)	$—	$(21,058,395)
Japan	—	(92,393,179)	—	(92,393,179)
Netherlands	—	(17,623,632)	—	(17,623,632)
New Zealand	—	(5,721,143)	—	(5,721,143)
Peru	(2,440,310)	—	—	(2,440,310)
Singapore	—	(11,591,965)	—	(11,591,965)
Spain	(77,823)	(23,255,693)	—	(23,333,516)
Sweden	—	(14,585,167)	—	(14,585,167)
Switzerland	—	(13,580,127)	—	(13,580,127)
United Kingdom	—	(67,023,160)	—	(67,023,160)
United States	(539,776,093)	—	—	(539,776,093)

TOTAL COMMON STOCKS	(599,817,904)	(373,444,292)	—	(973,262,196)

Preferred Stocks
Germany	—	(6,372,028)	—	(6,372,028)

TOTAL PREFERRED STOCKS	—	(6,372,028)	—	(6,372,028)

Debt Obligations
China	—	(4,965,625)	—	(4,965,625)
United States	—	(889,343)	—	(889,343)

TOTAL DEBT OBLIGATIONS	—	(5,854,968)	—	(5,854,968)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(8,805,277)	—	(8,805,277)
Futures Contracts
Equity Risk	(43,858)	(879,719)	—	(923,577)
Interest Rate Risk	(768,283)	—	—	(768,283)
Physical Commodity Contract Risk	(78,432)	—	—	(78,432)
Swap Contracts
Credit Risk	—	(722,471)	—	(722,471)
Equity Risk	—	(6,345,751)	—	(6,345,751)
Interest Rate Risk	—	(31,372,186)	—	(31,372,186)

Total	$(600,708,477)	$(433,796,692)	$—	$(1,034,505,169)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$213,701,646	$—	$—	$213,701,646
Short-Term Investments	48,710	—	—	48,710

Total Investments	213,750,356	—	—	213,750,356

Total	$213,750,356	$—	$—	$213,750,356

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$553,141,262	$—	$—	$553,141,262
Short-Term Investments	349,598	—	—	349,598

Total Investments	553,490,860	—	—	553,490,860

Total	$553,490,860	$—	$—	$553,490,860

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$229,145,451	$—	$—	$229,145,451

TOTAL DEBT OBLIGATIONS	229,145,451	—	—	229,145,451

Short-Term Investments	21,129,666	1,050,539	—	22,180,205

Total Investments	250,275,117	1,050,539	—	251,325,656

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	579,029	—	579,029

Description	Level 1	Level 2	Level 3		Total
Consolidated SGM Major Markets Fund (continued)
Asset Valuation Inputs (continued)
Futures Contracts
Equity Risk	$3,034,983	$2,333,756	$—		$5,368,739
Interest Rate Risk	352,348	—	—		352,348
Physical Commodity Contract Risk	513,770	—	—		513,770
Swap Contracts
Equity Risk	—	1,239,465	—		1,239,465

Total	$254,176,218	$5,202,789	$—		$259,379,007

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,237,649)	$—		$(2,237,649)
Futures Contracts
Equity Risk	(24,165)	(434,787)	—		(458,952)
Interest Rate Risk	(520,840)	—	—		(520,840)
Physical Commodity Contract Risk	(46,175)	—	—		(46,175)
Swap Contracts
Equity Risk	—	(1,192,472)	—		(1,192,472)

Total	$(591,180)	$(3,864,908)	$—		$(4,456,088)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,820,419	$—		$2,820,419
Belgium	—	824,035	—		824,035
Brazil	214,376	77,184	—		291,560
Canada	3,524,397	—	—		3,524,397
China	349,292	1,968,143	306,140		2,623,575
Denmark	—	1,008,080	—		1,008,080
Finland	—	834,983	—		834,983
France	—	3,011,123	—		3,011,123
Germany	—	1,896,810	—		1,896,810
Hong Kong	—	1,786,721	—		1,786,721
India	—	804,242	—		804,242
Ireland	28,340	1,015,089	—		1,043,429
Israel	306,670	317,504	—		624,174
Italy	—	1,827,505	—		1,827,505
Japan	—	23,025,517	—		23,025,517
Malta	—	—	0	§	0 §
Mexico	682,572	—	—		682,572
Netherlands	217,536	2,385,378	—		2,602,914
New Zealand	—	207,438	—		207,438
Norway	—	563,816	—		563,816
Portugal	—	834,514	—		834,514
Russia	—	—	16,775		16,775
Singapore	—	1,055,200	—		1,055,200
South Africa	—	190,835	—		190,835
South Korea	184,064	429,243	—		613,307
Spain	—	2,620,481	—		2,620,481
Sweden	—	965,724	—		965,724
Switzerland	—	702,170	—		702,170
Taiwan	—	337,398	—		337,398
United Kingdom	250,730	6,171,444	—		6,422,174
United States	27,889,735	—	—		27,889,735

TOTAL COMMON STOCKS	33,647,712	57,680,996	322,915		91,651,623

Preferred Stocks
Brazil	181,008	276,915	—		457,923
Germany	—	193,212	—		193,212

TOTAL PREFERRED STOCKS	181,008	470,127	—		651,135

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$27,826,408	$—	$—	$27,826,408

TOTAL DEBT OBLIGATIONS	27,826,408	—	—	27,826,408

Mutual Funds
United States	142,132,340	—	—	142,132,340

TOTAL MUTUAL FUNDS	142,132,340	—	—	142,132,340

Short-Term Investments	1,207,216	8,999,575	—	10,206,791

Total Investments	204,994,684	67,150,698	322,915	272,468,297

Derivatives^
Swap Contracts
Equity Risk	—	1,615	—	1,615

Total	$204,994,684	$67,152,313	$322,915	$272,469,912

Liability Valuation Inputs
Common Stocks
Australia	$—	$(971,298)	$—	$(971,298)
Austria	—	(340,139)	—	(340,139)
Belgium	—	(288,279)	—	(288,279)
Canada	(2,283,665)	—	—	(2,283,665)
Denmark	—	(134,684)	—	(134,684)
France	—	(1,527,649)	—	(1,527,649)
Germany	—	(1,888,141)	—	(1,888,141)
Israel	(409,594)	—	—	(409,594)
Italy	—	(990,195)	—	(990,195)
Japan	—	(4,321,825)	—	(4,321,825)
Netherlands	—	(847,988)	—	(847,988)
New Zealand	—	(257,928)	—	(257,928)
Singapore	—	(529,889)	—	(529,889)
Spain	(3,628)	(1,082,160)	—	(1,085,788)
Sweden	—	(673,267)	—	(673,267)
Switzerland	—	(609,645)	—	(609,645)
United Kingdom	—	(2,460,502)	—	(2,460,502)
United States	(22,126,647)	—	—	(22,126,647)

TOTAL COMMON STOCKS	(24,823,534)	(16,923,589)	—	(41,747,123)

Preferred Stock
Germany	—	(270,488)	—	(270,488)

TOTAL PREFERRED STOCKS	—	(270,488)	—	(270,488)

Derivatives^
Swap Contracts
Equity Risk	—	(232,911)	—	(232,911)

Total	$(24,823,534)	$(17,426,988)	$—	$(42,250,522)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2022.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund’s Level 3 holdings each include three common stocks valued at their last price prior to trading being suspended. Benchmark-Free Fund’s Level 3 holdings also include ten depositary receipts valued off the corresponding local securities with a 9,300 basis point discount and adjusted for the depositary receipt conversion ratio and currency impact and five common and/or preferred stocks valued off the last traded price with a 9,300 basis discount. Implementation Fund’s Level 3 holdings also include nine depositary receipts valued off the corresponding local securities with a 9,300 basis point discount and adjusted for the depositary receipt conversion ratio and currency impact, four common and/or preferred stocks valued off the last traded price with a 9,300 basis discount, three common and/or preferred stocks that are priced at the average of broker bids, and a common stock priced with a 2,000 basis point discount to a comparable stock and an additional 1,000 basis point discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2022.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of May 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2022
Consolidated Alternative Allocation Fund
Common Stocks
China	$66,215	$—	$—	$—	$—	$(276)	$353,184	‡	$—	$419,123	$(276)
Investment Funds
United States	5,607,602	301,290	(240,198)	—	—	86,044	—		—	5,754,738	86,044
Rights/Warrants
United States	263,451	—	—	—	—	19,515	—		—	282,966	19,515

Total Investments	$5,937,268	$301,290	$(240,198)	$—	$—	$105,283	$353,184		$—	$6,456,827	$105,283

Benchmark-Free Fund
Common Stocks
China	$381,895	$—	$(251,325)	$—	$—	$249,738	$1,770,839	‡	$—	$2,151,147	$249,738
India	—	14,885	—	—	—	3,671	—		—	18,556	3,671
Russia	965,229	213,275	—	—	—	(925,569)	2,785,866	‡	—	3,038,801	(925,569)
United Kingdom	—	—	—	—	—	—	600	‡	—	600	—
Preferred Stocks
Russia	—	—	—	—	—	—	403,138	‡	—	403,138	—

Total Investments	$1,347,124	$228,160	$(251,325)	$—	$—	$(672,160)	$4,960,443		$—	$5,612,242	$(672,160)

Securities Sold Short
Common Stocks
Russia	$—	$—	$—	$—	$—	$—	$(5,867	)‡	$—	$(5,867)	$—

Total	$—	$—	$—	$—	$—	$—	$(5,867)		$—	$(5,867)	$—

Consolidated Implementation Fund
Common Stocks
China	$965,024	$—	$(898,221)	$—	$(33,595)	$874,015	$5,202,679	‡	$—	$6,109,902	$(3,785)
India	—	46,321	—	—	—	10,337	—		—	56,658	10,337
Netherlands	185	—	—	—	—	(8)	—		—	177	(8)
Russia	1,248,215	436,792	—	—	(4)	(2,282,554)	8,821,324	‡	—	8,223,773	(2,282,554)
United Kingdom	—	—	—	—	—	—	789	‡	—	789	—
United States	8,961,199	1,460,086	—	—	—	(237,609)	—		—	10,183,676	(237,609)
Preferred Stocks
Russia	—	—	—	—	—	—	895,363	‡	—	895,363	—
United States	875,250	—	—	—	—	346,080	—		—	1,221,330	346,080
Rights/Warrants
United States	983,025	—	(277,922)	—	277,922	(112,172)	—		—	870,853	(112,172)
Investment Funds
United States	22,156,919	1,030,031	(942,637)	—	—	339,709	—		—	22,584,022	339,709
Debt Obligations
Bank Loans
Luxembourg	2,436,433	—	(2,429,250)	695	(21,290)	13,412	—		—	—	—
United States	18,428,534	13,682	(4,243,692)	130,433	(97,844)	(1,488,852)	—		—	12,742,261	(1,512,690)
Corporate Debt
Netherlands	55	—	—	—	—	(2)	—		—	53	(2)
Ukraine	—	1,249,515	—	43,888	—	208,852	—		—	1,502,255	208,852
United States	140	—	—	—	—	—	—		—	140	—

Total Investments	$56,054,979	$4,236,427	$(8,791,722)#	$175,016	$125,189	$(2,328,792)	$14,920,155		$—	$64,391,252	$(3,243,842)

	Balances as of February 28, 2022	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of May 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2022
Strategic Opportunities Allocation Fund
Common Stocks
China	$61,485	$—	$—	$—	$—	$(255)	$244,910	‡	$—	$306,140	$(255)
Russia	—	—	—	—	—	—	16,775	‡	—	16,775	—

Total Investments	$61,485	$—	$—	$—	$—	$(255)	$261,685		$—	$322,915	$(255)

‡

Financial assets transferred between levels were due to a change in observable and/or unobservable inputs as well as the impact of the Russian invasion of Ukraine on local and global markets, as applicable.

#	Includes $290,372 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Benchmark-Free Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	944,165	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	600	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depositary Receipt)	1,534,679	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	559,957	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	403,138	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Consolidated Implementation Fund
Common Stock	1,945,385	Fair Value	Discount rate	30% (27.97%)
Common Stock	8,636,630	Fair Value	Most relevant broker quote	N/A
Common Stock	15,130	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Corporate Debt	193	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	2,204,649	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock	789	Fair Value	Price of comparable equity/Discount for liquidity	99%/(N/A)
Common Stock (American Depositary Receipt)	4,465,286	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	1,553,838	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Preferred Stock	895,363	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Strategic Opportunities Allocation Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock (American Depositary Receipt)	11,305	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)
Common Stock (Global Depositary Receipt)	5,470	Fair Value	Price of comparable equity/Discount for liquidity	93%/(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2022, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund was $6,456,827, $2,163,836, $44,673,989 and $306,140, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets Fund, Class VI	$9,811,873	$—	$2,085,000	$—	$(313,594)	$(730,181)	$6,683,098

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$115,273,843	$9,600,000	$—	$—	$—	$(5,531,680)	$119,342,163
GMO High Yield Fund, Class VI	—	144,000,000	—	—	—	4,457,854	148,457,854
GMO Implementation Fund	4,681,432,538	148,251,541	404,396,435	—	(10,728,609)	(12,650,697)	4,401,908,338
GMO Opportunistic Income Fund, Class VI	183,719,672	3,000,000	13,410,000	—	(558,402)	(2,021,135)	170,730,135
GMO SGM Major Markets Fund, Class VI	141,735,622	—	6,530,000	—	(710,593)	(911,012)	133,584,017

Totals	$5,122,161,675	$304,851,541	$424,336,435	$—	$(11,997,604)	$(16,656,670)	$4,974,022,507

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class VI	$48,097,631	$—	$—	$—	$—	$(2,280,686)	$45,816,945
GMO Emerging Markets Fund, Class VI	34,016,640	—	13,500,000	—	(3,050,576)	(538,118)	16,927,946
GMO High Yield Fund, Class VI	—	72,500,000	—	—	—	2,244,405	74,744,405
GMO Opportunistic Income Fund, Class VI	91,945,071	—	—	—	—	(1,330,973)	90,614,098
GMO SGM Major Markets Fund, Class VI	60,781,806	—	—	—	—	(664,509)	60,117,297
GMO U.S. Treasury Fund	10,090,292	67,164,684	45,013,800	—	(19,244)	10,076	32,232,008

Totals	$244,931,440	$139,664,684	$58,513,800	$—	$(3,069,820)	$(2,559,805)	$320,452,699

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$130,004,197	$350,000	$63,241,847	$—	$(6,355,355)	$6,165,962	$66,922,957
GMO Asset Allocation Bond Fund, Class VI	37,983,141	1,030,000	10,235,397	—	(172,313)	(2,401,824)	26,203,607
GMO Emerging Country Debt Fund, Class VI	18,116,964	—	3,600,000	—	(849,107)	110,097	13,777,954
GMO Emerging Markets ex-China Fund, Class VI	27,671,845	3,340,000	7,011,927	—	(840,198)	(1,802,575)	21,357,145
GMO Emerging Markets Fund, Class VI	68,376,141	7,321,324	16,648,018	—	(1,922,071)	(5,500,491)	51,626,885
GMO High Yield Fund, Class VI	—	8,500,000	—	—	—	263,137	8,763,137
GMO International Equity Fund, Class IV	107,093,353	—	29,569,492	—	158,469	(3,032,232)	74,650,098
GMO-Usonian Japan Value Creation Fund, Class VI	24,981,389	—	5,123,831	—	(302,090)	(2,091,972)	17,463,496
GMO Multi-Sector Fixed Income Fund, Class IV	56,164,303	14,685,000	15,022,498	—	(1,758,011)	(1,453,292)	52,615,502
GMO Opportunistic Income Fund, Class VI	19,591,715	500,000	6,512,594	—	(231,290)	(8,934)	13,338,897
GMO Quality Cyclicals Fund , Class VI	20,219,676	—	6,098,142	—	1,403,652	(2,019,734)	13,505,452

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Quality Fund, Class VI	$12,268,439	$—	$2,868,058	$—		$716,011	$(1,056,079)	$9,060,313
GMO U.S. Equity Fund, Class VI	61,434,084	100,000	17,851,994	—		(428,359)	(30,940)	43,222,791
GMO U.S. Small Cap Value Fund, Class VI	39,124,376	—	10,450,990	—		(64,895)	(1,157,732)	27,450,759
GMO U.S. Treasury Fund	1,879	2,800,297	2,800,000	298		(207)	4	1,973

Totals	$623,031,502	$38,626,621	$197,034,788	$298		$(10,645,764)	$(14,016,605)	$439,960,966

Global Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,198,953	$1,100,000	$—	$—		$—	$(572,215)	$5,726,738
GMO Emerging Markets Fund, Class VI	2,322,106	—	—	—		—	(271,803)	2,050,303
GMO International Equity Fund, Class IV	35,410,730	—	—	—		—	(1,280,091)	34,130,639
GMO-Usonian Japan Value Creation Fund, Class VI	3,551,214	—	—	—		—	(394,579)	3,156,635
GMO Quality Cyclicals Fund, Class VI	4,855,891	—	500,000	—		97,909	(319,679)	4,134,121
GMO Quality Fund, Class VI	10,955,561	—	—	—		—	(456,807)	10,498,754
GMO U.S. Equity Fund, Class VI	15,406,078	—	—	—		—	(364,641)	15,041,437
GMO U.S. Small Cap Value Fund, Class VI	9,077,255	—	600,000	—		(20,207)	(345,049)	8,111,999

Totals	$86,777,788	$1,100,000	$1,100,000	$—		$77,702	$(4,004,864)	$82,850,626

Global Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$109,848,838	$19,265,000	$—	$—		$—	$(12,013,463)	$117,100,375
GMO Emerging Markets Fund, Class VI	234,294,075	28,150,000	—	—		—	(27,759,530)	234,684,545
GMO International Equity Fund, Class IV	558,402,561	—	23,530,000	—		(3,488,297)	(16,838,282)	514,545,982
GMO-Usonian Japan Value Creation Fund, Class VI	64,071,354	—	—	—		—	(7,119,039)	56,952,315
GMO Quality Cyclicals Fund, Class VI	88,997,330	—	11,000,000	—		2,154,001	(6,195,653)	73,955,678
GMO Quality Fund, Class VI	217,951,740	—	695,000	—		100,540	(9,170,954)	208,186,326
GMO U.S. Equity Fund, Class VI	142,993,024	—	1,495,000	—		(166,095)	(3,205,874)	138,126,055
GMO U.S. Small Cap Value Fund, Class VI	163,718,031	585,000	11,000,000	—		(398,962)	(6,165,644)	146,738,425

Totals	$1,580,276,953	$48,000,000	$47,720,000	$—		$(1,798,813)	$(88,468,439)	$1,490,289,701

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$12,509,088	$135,201,333	$84,793,495	$—	**	$(23,944)	$7,040	$62,900,022

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$16,722,440	$2,393,327	$—	$—		$—	$(1,851,740)	$17,264,027
GMO International Equity Fund, Class IV	204,248,674	1,546,990	11,070,000	—		(18,771)	(6,754,149)	187,952,744
GMO-Usonian Japan Value Creation Fund, Class VI	9,520,380	446,095	443,000	—		(39,946)	(998,654)	8,484,875

Totals	$230,491,494	$4,386,412	$11,513,000	$—		$(58,717)	$(9,604,543)	$213,701,646

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$51,415,947	$4,193,061	$6,645,000	$—		$(1,749,733)	$(3,536,756)	$43,677,519
GMO Emerging Markets Fund, Class VI	195,154,856	11,401,427	21,230,000	—		(3,364,175)	(19,066,302)	162,895,806
GMO International Equity Fund, Class IV	404,162,685	—	67,500,000	—		3,858,901	(15,425,948)	325,095,638
GMO-Usonian Japan Value Creation Fund, Class VI	28,241,638	145,000	4,080,000	—		(252,154)	(2,582,185)	21,472,299

Totals	$678,975,126	$15,739,488	$99,455,000	$—		$(1,507,161)	$(40,611,191)	$553,141,262

Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$8,106,380	$—	$—	$—		$—	$(384,387)	$7,721,993
GMO Emerging Markets ex-China Fund, Class VI	14,945,997	1,000,000	—	—		—	(1,612,093)	14,333,904
GMO Emerging Markets Fund, Class VI	30,720,697	2,000,000	—	—		—	(3,629,758)	29,090,939
GMO International Equity Fund, Class IV	31,835,141	—	1,565,000	—		115,925	(1,266,759)	29,119,307
GMO Multi-Sector Fixed Income Fund, Class IV	6,442,772	7,650,000	—	—		—	(392,607)	13,700,165
GMO Quality Fund, Class VI	12,951,749	—	755,000	—		152,460	(692,501)	11,656,708
GMO U.S. Equity Fund, Class VI	19,532,079	—	1,600,000	—		152,727	(615,025)	17,469,781
GMO U.S. Small Cap Value Fund, Class VI	16,286,703	—	1,080,000	—		(61,650)	(614,900)	14,530,153
GMO U.S. Treasury Fund	4,509,502	8,893	—	8,872		—	(9,005)	4,509,390

Totals	$145,331,020	$10,658,893	$5,000,000	$8,872		$359,462	$(9,217,035)	$142,132,340

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2022 through May 31, 2022. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2023.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $64,001 and $137,760 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.